UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07076

                          WILSHIRE MUTUAL FUNDS, INC.

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


                        WILSHIRE ASSOCIATES INCORPORATED

                          1299 OCEAN AVENUE, SUITE 700

                          SANTA MONICA, CA 90401-1085

              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)


                          LAWRENCE DAVANZO, PRESIDENT

                          1299 OCEAN AVENUE, SUITE 700

                          SANTA MONICA, CA 90401-1085

                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 310-260-6639

                      DATE OF FISCAL YEAR END: DECEMBER 31

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2008




Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.    REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


--------------------------------------------------------------------------------

                      [LOGO]  WILSHIRE MUTUAL FUNDS

                                  ANNUAL REPORT

                         LARGE COMPANY GROWTH PORTFOLIO
                          LARGE COMPANY VALUE PORTFOLIO
                         SMALL COMPANY GROWTH PORTFOLIO
                          SMALL COMPANY VALUE PORTFOLIO
                     DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
                       WILSHIRE LARGE CAP CORE 130/30 FUND

                                DECEMBER 31, 2008

                              --------------------

                                www.wilfunds.com

--------------------------------------------------------------------------------

                           WILSHIRE MUTUAL FUNDS, INC.

Shareholder Letter .......................................................     1
Commentary:
   Large Company Growth Portfolio ........................................     3
   Large Company Value Portfolio .........................................     7
   Small Company Growth Portfolio ........................................    11
   Small Company Value Portfolio .........................................    15
   Dow Jones Wilshire 5000 Index Portfolio ...............................    19
   Wilshire Large Cap Core 130/30 Fund ...................................    25
Disclosure of Fund Expenses ..............................................    29
Condensed Schedules of Investments:
   Large Company Growth Portfolio ........................................    32
   Large Company Value Portfolio .........................................    34
   Small Company Growth Portfolio ........................................    36
   Small Company Value Portfolio .........................................    38
   Dow Jones Wilshire 5000 Index Portfolio ...............................    40
Schedule of Investments:
   Wilshire Large Cap Core 130/30 Fund ...................................    42
Schedule of Securities Sold Short:
   Wilshire Large Cap Core 130/30 Fund ...................................    49
Statements of Assets and Liabilities .....................................    53
Statements of Operations .................................................    55
Statements of Changes in Net Assets ......................................    56
Statement of Cash Flows ..................................................    60
Financial Highlights:
   Large Company Growth Portfolio ........................................    61
   Large Company Value Portfolio .........................................    63
   Small Company Growth Portfolio ........................................    65
   Small Company Value Portfolio .........................................    67
   Dow Jones Wilshire 5000 Index Portfolio ...............................    69
   Wilshire Large Cap Core 130/30 Fund ...................................    73
Notes to Financial Statements ............................................    75
Report of Independent Registered Public Accounting Firm ..................    87
Additional Fund Information ..............................................    88
Tax Information ..........................................................    92
Board Approval of Advisory and Subadvisory Agreements ....................    94

                      ------------------------------------

THIS REPORT IS FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF LARGE COMPANY GROWTH PORTFOLIO, LARGE COMPANY VALUE PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO, SMALL COMPANY VALUE PORTFOLIO, DOW JONES WILSHIRE 5000 INDEX PORTFOLIO AND WILSHIRE LARGE CAP CORE 130/30 FUND. ITS USE IN CONNECTION WITH ANY OFFERING OF A PORTFOLIO'S SHARES IS AUTHORIZED ONLY IF ACCOMPANIED OR PRECEDED BY THE PORTFOLIO'S CURRENT PROSPECTUS.

 Wilshire Mutual Funds, Inc. are distributed by SEI Investments Distribution Co.

Dear Wilshire Mutual Funds Shareholder:

We are pleased to present the 2008 Annual Report to all shareholders of the Wilshire Mutual Funds, Inc., (the "Fund"). This report covers the twelve month period ended December 31, 2008 (the "Period"), for all share classes of the Large Company Growth, Large Company Value, Small Company Growth, Small Company Value, Large Cap Core 130/30 and Dow Jones Wilshire 5000 Index Portfolio.

MARKET ENVIRONMENT

As 2008 came to a close, investors learned the unsurprising news that the U.S. has been in a recession since December 2007. This announcement was mirrored in 2008's GDP, which was negative three out of four quarters and ended the fourth quarter with a 3.8% decline. Real economic growth was 1.3% this year and CPI rose 0.1%, the smallest calendar year increase since 1954. Unemployment reached 6.7%, the highest level since 1993, and the housing market continued to struggle with the S&P Case-Shiller 20-city index down (18)% in October from a year earlier. Crude oil futures swung wildly in 2008, peaking at $145 a barrel in July and ending the year under $40 a barrel.

2008 marked one of the most challenging periods for equity investors in memory. The broad U.S. stock market, as measured by the Dow Jones Wilshire 5000SM, retreated 37%, marking its worst year since 1931. The financial consequences stemming from the housing crisis permeated every segment of the domestic equity market this year and no sector was spared. Iconic, blue chip companies like AIG and General Electric suffered huge losses in 2008, and generally speaking large companies underperformed their smaller counterparts for the year. As 2008 progressed and general financial conditions worsened, investors reevaluated their positions and scaled back growth expectations. As a result, growth companies fell harder than value companies for the year. Several cyclical sectors were among the worst hit in 2008, notably Financials, Energy, and Materials. Less cyclical sectors such as Health Care benefited from investors' gradual shift into a more defensive posture.

Trends witnessed over the past several years in international stock performance were reversed in 2008 as international equities underperformed U.S. stocks for the year. Developed non-U.S. markets returned (43)% in 2008, as measured by the MSCI EAFE index, characteristic of the deteriorating economic and investor sentiments within these global markets. Worse yet was the performance of fast growing emerging markets. In recent years emerging markets, led by the BRICs (Brazil, Russia, India, and China), have enjoyed rapid economic development and expanding international trade. The global slowdown of 2008 however cast a dark cloud of uncertainty over the future growth prospects of these economies and for the year the MSCI Emerging Market index suffered a loss of (53)%.

FUND PERFORMANCE OVERVIEW*

The panic and indiscriminate selling of stocks that characterized 2008 significantly impacted our funds' performance and resulted in all of our funds' asset values declining for the year. The fundamental principle of investing in high quality companies was eroded in the rush to raise liquidity in 2008, and when confronted with this irrational and challenging environment our funds underperformed their respective benchmarks. Although we are disappointed by the performance of the market and our funds, we are encouraged by the activities of our subadvisors who continue to follow through with the disciplined investment approaches that have made them successful. While the immediate terrain our subadvisors must navigate will be challenging, their confidence and conviction remains intact. It is our belief that as markets begin the healing process in 2009, it will be the patient and disciplined investors who will be rewarded on the upside.

As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.

Sincerely,

/s/ Lawrence E. Davanzo

Lawrence E. Davanzo
President

* THE PERFORMANCE STATED IS FOR INVESTMENT CLASS SHARES. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE QUOTED TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

--------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO                                            [LOGO]
COMMENTARY
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

      ONE YEAR ENDED 12/31/08 .......................................   (41.88)%
      FIVE YEARS ENDED 12/31/08 .....................................    (3.86)%
      TEN YEARS ENDED 12/31/08 ......................................    (2.63)%

                             COMPARATIVE PERFORMANCE

     COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF LARGE COMPANY GROWTH PORTFOLIO AND THE RUSSELL 1000 GROWTH INDEX THROUGH 12/31/08.

                                  [LINE GRAPH]

                 Initial Investment Date 12/31/98  DEC 99 DEC 00  DEC 01 DEC 02 DEC 03 DEC 04  DEC 05  DEC 06  DEC 07  DEC 08
                                                   ------ ------  ------ ------ ------ ------  ------  ------  ------  ------
Wilshire Large Company Growth Portfolio,
                        Investment Class $10,000  $13,395 $11,307 $9,431 $7,378 $9,330 $ 9,955 $10,797 $11,332 $13,183 $7,662
               Russell 1000 Growth Index $10,000  $13,316 $10,330 $8,220 $5,928 $7,692 $ 8,176 $ 8,607 $ 9,387 $10,496 $6,462

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RUSSELL 1000 GROWTH INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE LARGEST 1,000 U.S. COMPANIES WITH HIGH PRICE-TO-BOOK RATIOS AND HIGH FORECASTED GROWTH VALUES. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE PORTFOLIO'S INVESTMENT CLASS ANNUAL OPERATING EXPENSE RATIO IS 1.43% AS OF 12/31/08.

* Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2008, there were no waivers. Without such waivers and reimbursements, historical total returns would have been lower.

--------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO                                            [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

      ONE YEAR ENDED 12/31/08 .......................................   (41.70)%
      FIVE YEARS ENDED 12/31/08 .....................................    (3.51)%
      TEN YEARS ENDED 12/31/08 ......................................    (2.30)%

                             COMPARATIVE PERFORMANCE

        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF LARGE COMPANY GROWTH PORTFOLIO AND THE RUSSELL 1000 GROWTH INDEX
                                THROUGH 12/31/08.

                                  [LINE GRAPH]

                Initial Investment Date 12/31/98 DEC 99   DEC 00   DEC 01  DEC 02  DEC 03  DEC 04   DEC 05   DEC 06   DEC 07  DEC 08
                                                 ------   ------   ------  ------  ------  ------   ------   ------   ------  ------
Wilshire Large Company Growth Portfolio
                    Institutional Class $10,000  $13,431 $11,376  $9,518  $7,466  $9,470  $10,143  $11,039  $11,630  $13,584  $7,920
              Russell 1000 Growth Index $10,000  $13,316 $10,330  $8,220  $5,928  $7,692  $ 8,176  $ 8,607  $ 9,387  $10,496  $6,462

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RUSSELL 1000 GROWTH INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE LARGEST 1,000 U.S. COMPANIES WITH HIGH PRICE-TO-BOOK RATIOS AND HIGH FORECASTED GROWTH VALUES. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE PORTFOLIO'S INSTITUTIONAL CLASS ANNUAL OPERATING EXPENSE RATIO IS 1.06% AS OF 12/31/08.

* Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2008, there were no waivers. Without such waivers and reimbursements, historical total returns would have been lower.

--------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO                                            [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

2008 was a difficult year for equities and no style or size segment of the market was immune to the wreckage of the financial crisis. Growth stocks slightly underperformed their value counterparts for the year. Large growth stocks underperformed large value stocks by 1.58% in 2008 as the Russell 1000 Value Index returned (36.85)% and the Russell 1000 Growth Index returned (38.43)%. In an environment driven by panic selling and disregard to fundamentals, Investment Class shares of the Large Company Growth Fund experienced notable headwind and returned (41.88)% for the year, underperforming its benchmark by 3.45%.

The Large Company Growth Fund's performance for the year was hampered by both sector allocation and stock selection decisions. An underweight to the consumer staples sector hurt performance as that sector was the best performer for the year. Stock selection in industrials and information technology sectors also hurt performance as the holdings in solid franchises such as Apple and Research in Motion performed poorly. On the positive end, the Fund's overweight to the defensive healthcare sector helped performance.

Although we are disappointed by the performance of the market and the Fund, we are encouraged by the activities of our subadvisors who continue to follow through with the disciplined investment approaches that have made them successful. It is our belief that as markets begin the healing process, it will be the patient and disciplined investors who will be rewarded on the upside.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Portfolio holdings subject to change. The Russell 1000 Growth Index is an unmanaged index that measures the performance of the largest 1,000 companies with high price-to-book ratios and high forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index.

--------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO                                            [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                           PORTFOLIO SECTOR WEIGHTING*
                            (As of December 31, 2008)

                                   [PIE CHART]

INVESTMENT COMPANY                                                         0.4%
INFORMATION TECHNOLOGY                                                    28.0%
HEALTH CARE                                                               18.4%
INDUSTRIALS                                                               11.3%
CONSUMER STAPLES                                                          10.5%
CONSUMER DISCRETIONARY                                                     9.9%
ENERGY                                                                     8.9%
FINANCIALS                                                                 6.8%
MATERIALS                                                                  3.9%
UTILITIES                                                                  1.2%
TELECOMMUNICATIONS SERVICES                                                0.7%

*     BASED ON PERCENT OF PORTFOLIO'S TOTAL LONG-TERM MARKET VALUE.

--------------------------------------------------------------------------------
LARGE COMPANY VALUE PORTFOLIO                                             [LOGO]
COMMENTARY
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

      ONE YEAR ENDED 12/31/08 .......................................   (41.55)%
      FIVE YEARS ENDED 12/31/08 .....................................    (3.49)%
      TEN YEARS ENDED 12/31/08 ......................................    (0.42)%

                             COMPARATIVE PERFORMANCE

        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF
LARGE COMPANY VALUE PORTFOLIO AND THE RUSSELL 1000 VALUE INDEX THROUGH 12/31/08.

                                  [LINE GRAPH]

               Initial Investment Date 12/31/98 DEC 99  DEC 00  DEC 01  DEC 02 DEC 03  DEC 04  DEC 05  DEC 06  DEC 07  DEC 08
                                                ------  ------  ------  ------ ------  ------  ------  ------  ------  ------
Wilshire Large Company Value Portfolio
                      Investment Class $10,000  $ 9,319 $10,900 $10,767 $8,912 $11,452 $12,973 $14,127 $16,740 $16,406 $ 9,589
              Russell 1000 Value Index $10,000  $10,735 $11,488 $10,845 $9,162 $11,913 $13,878 $14,857 $18,162 $18,130 $11,450

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RUSSELL 1000 VALUE INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE LARGEST 1,000 U.S. COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES. AN INDIVIDUAL CANNOT DIRECTLY INVEST IN ANY INDEX. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE PORTFOLIO'S INVESTMENT CLASS ANNUAL OPERATING EXPENSE RATIO IS 1.49% AS OF 12/31/08.

* Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2008, there were no waivers. Without such waivers and reimbursements, historical total returns would have been lower.

--------------------------------------------------------------------------------
LARGE COMPANY VALUE PORTFOLIO                                             [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

      ONE YEAR ENDED 12/31/08 ..................................   (41.41)%
      FIVE YEARS ENDED 12/31/08 ................................    (3.25)%
      TEN YEARS ENDED 12/31/08 .................................    (0.16)%

                             COMPARATIVE PERFORMANCE

        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF
LARGE COMPANY VALUE PORTFOLIO AND THE RUSSELL 1000 VALUE INDEX THROUGH 12/31/08.

                                  [LINE GRAPH]

                Initial Investment Date 12/31/98  DEC 99  DEC 00 DEC 01  DEC 02 DEC 03  DEC 04  DEC 05  DEC 06  DEC 07  DEC 08
                                                  ------  ------ ------  ------ ------  ------  ------  ------  ------  ------
Wilshire Large Company Value Portfolio
                   Institutional Class $10,000   $ 9,344 $10,959 $10,855 $9,006 $11,603 $13,183 $14,393 $17,119 $16,790 $ 9,837
              Russell 1000 Value Index $10,000   $10,735 $11,488 $10,845 $9,162 $11,913 $13,878 $14,857 $18,162 $18,130 $11,450

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RUSSELL 1000 VALUE INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE LARGEST 1,000 U.S. COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES. AN INDIVIDUAL CANNOT DIRECTLY INVEST IN ANY INDEX. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE PORTFOLIO'S INSTITUTIONAL CLASS ANNUAL OPERATING EXPENSE RATIO IS 1.30% AS OF 12/31/08.

* Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2008, there were no waivers. Without such waivers and reimbursements, historical total returns would have been lower.

--------------------------------------------------------------------------------
LARGE COMPANY VALUE PORTFOLIO                                             [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

2008 was a difficult year for equities and no style or size segment of the market was immune to the wreckage of the financial crisis. Value stocks slightly outperformed their growth counterparts for the year. Large value stocks outperformed large growth stocks by 1.58% during the year as the Russell 1000 Value Index returned (36.85)% and the Russell 1000 Growth Index returned (38.43)%. The Large Company Value fund fell victim to the indiscriminate selling and investors' disregard to fundamentals and Investment Class shares of the Fund underperformed the benchmark by 4.70%.

The market was extremely volatile during the year, with the financials sector representing the eye of the storm. Off (47.8)% for the year, the financial sector posted the worst performance among the ten major sectors in the market. The Fund's performance was dragged by financials and consumer cyclical stocks, which came under pressure as the credit crisis on Wall Street began to spread to Main Street. Both sector allocation and stock selection decisions affected performance. Underweighting in the energy sector and overweighting in the information technology sector detracted from performance. Stock selection in the energy and materials sectors also hurt performance. Partially offsetting the underperformance was the Fund's good stock selection in information technology.

Although we are disappointed by the performance of the market and the Fund, we are encouraged by the activities of our subadvisors who continue to follow through with the disciplined investment approaches that have made them successful. It is our belief that as markets begin the healing process, it will be the patient and disciplined investors who will be rewarded on the upside.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Portfolio holdings subject to change. The Russell 1000 Value Index is an unmanaged index that measures the performance of the largest 1,000 companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index.

--------------------------------------------------------------------------------
LARGE COMPANY VALUE PORTFOLIO                                             [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                           PORTFOLIO SECTOR WEIGHTING*
                            (As of December 31, 2008)

                                   [PIE CHART]

INFORMATION TECHNOLOGY                                                      0.7%
FINANCIALS                                                                 25.2%
MATERIALS                                                                  14.7%
CONSUMER DISCRETIONARY                                                     12.5%
INDUSTRIALS                                                                11.2%
CONSUMER STAPLES                                                           10.0%
ENERGY                                                                      9.8%
HEALTH CARE                                                                 9.1%
UTILITIES                                                                   3.9%
TELECOMMUNICATIONS SERVICES                                                 2.9%

*     BASED ON PERCENT OF PORTFOLIO'S TOTAL LONG-TERM MARKET VALUE.

--------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO                                            [LOGO]
COMMENTARY
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

      ONE YEAR ENDED 12/31/08 ................................   (39.13)%
      FIVE YEARS ENDED 12/31/08 ..............................    (2.33)%
      TEN YEARS ENDED 12/31/08 ...............................     1.62%

                             COMPARATIVE PERFORMANCE

        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF SMALL COMPANY GROWTH PORTFOLIO AND THE RUSSELL 2000 GROWTH INDEX THROUGH
                                    12/31/08.

                                  [LINE GRAPH]

             Initial investment Date 12/31/98 DEC 99   DEC 00   DEC 01   DEC 02   DEC 03   DEC 04   DEC 05   DEC 06  DEC 07  DEC 08
                                              ------   ------   ------   ------   ------   ------   ------   ------  ------  ------
 Wilshire Small Company Growth Fund,
                    Investment Class $10,000  $11,443  $11,556  $11,203  $9,641   $13,210  $15,485  $16,023  $17,805 $19,293 $11,743
           Russell 2000 Growth Index $10,000  $14,309  $11,100  $10,075  $7,026   $10,437  $11,930  $12,426  $14,084 $15,076 $ 9,266

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RUSSELL 2000 GROWTH INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST U.S. COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE PORTFOLIO'S INVESTMENT CLASS ANNUAL OPERATING EXPENSE RATIO IS 1.47% AS OF 12/31/08.

* Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2008, fees totaling 0.60% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

--------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO                                            [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

      ONE YEAR ENDED 12/31/08 ................................   (39.17)%
      FIVE YEARS ENDED 12/31/08 ..............................    (2.12)%
      TEN YEARS ENDED 12/31/08 ...............................     1.84%

                             COMPARATIVE PERFORMANCE

        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF SMALL COMPANY GROWTH PORTFOLIO AND THE RUSSELL 2000 GROWTH INDEX THROUGH
                                    12/31/08.

                                  [LINE GRAPH]

             Initial investment Date 12/31/98 DEC 99   DEC 00   DEC 01   DEC 02   DEC 03   DEC 04   DEC 05   DEC 06  DEC 07  DEC 08
                                              ------   ------   ------   ------   ------   ------   ------   ------  ------  ------
Wilshire Small Company Growth Portfolio
                     Istitutional Class $10,000 $11,469 $11,616  $11,289  $9,723  $13,350  $15,694  $16,292  $18,159 $19,717 $11,995
              Russell 2000 Growth Index $10,000 $14,309 $11,100  $10,075  $7,026  $10,437  $11,930  $12,426  $14,084 $15,076 $ 9,266

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RUSSELL 2000 GROWTH INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST U.S. COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE PORTFOLIO'S INSTITUTIONAL CLASS ANNUAL OPERATING EXPENSE RATIO IS 1.24% AS OF 12/31/08.

* Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2008, fees totaling 0.54% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

--------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO                                            [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

2008 was a difficult year for equities and no style or size segment of the market was immune to the wreckage of the current financial crisis. Both large cap companies and small cap companies posted negative returns for the year, small companies outperformed large cap stocks by 3.81%. The Russell 2000 Index returned (33.79)% while the Russell 1000 was down (37.60)%. Within the small companies universe, small growth stocks experienced more losses -- the Russell 2000 Growth Index returned (38.53)% versus the Russell 2000 Value Index's (28.93)% return. During this challenging period, Investment Class shares of the Small Company Growth fund returned (39.13)% for the year, slightly behind the benchmark.

The Fund's performance was attributable to a combination of stock selection and sector allocation decisions. Both a relative overweight and stock selection in the energy sector detracted from performance. The drastically declining investor sentiment toward rapidly growing small companies contributed to poor market performance of a handful of energy companies held in the fund. On the positive end, the Fund added value from its strong stock selection within the consumer discretionary sector by not owning the hardest hit names such as J.Crew and Tempur Pedic.

Although we are disappointed by the performance of the market and the Fund, we are encouraged by the activities of our subadvisors who continue to follow through with the disciplined investment approaches that have made them successful. It is our belief that as markets begin the healing process, it will be the patient and disciplined investors who will be rewarded on the upside.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid. Portfolio holdings subject to change. The Russell 2000 Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index.

--------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO                                            [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                           PORTFOLIO SECTOR WEIGHTING*
                            (As of December 31, 2008)

                                   [PIE CHART]

PREFERRED STOCK                                                             0.1%
HEALTH CARE                                                                30.6%
INDUSTRIALS                                                                19.2%
INFORMATION TECHNOLOGY                                                     19.1%
CONSUMER DISCRETIONARY                                                     10.8%
FINANCIALS                                                                  8.0%
ENERGY                                                                      7.3%
TELECOMMUNICATIONS SERVICES                                                 1.8%
CONSUMER STAPLES                                                            1.5%
MATERIALS                                                                   1.1%
UTILITIES                                                                   0.5%

*     BASED ON PERCENT OF PORTFOLIO'S TOTAL LONG-TERM MARKET VALUE.

--------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO                                             [LOGO]
COMMENTARY
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

      ONE YEAR ENDED 12/31/08 .......................................   (32.81)%
      FIVE YEARS ENDED 12/31/08 .....................................     0.09%
      TEN YEARS ENDED 12/31/08 ......................................     3.92%

                             COMPARATIVE PERFORMANCE

        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF
SMALL COMPANY VALUE PORTFOLIO AND THE RUSSELL 2000 VALUE INDEX THROUGH 12/31/08.

                                  [LINE GRAPH]

               Initial Investment Date 12/31/98 DEC 99  DEC 00  DEC 01   DEC 02   DEC 03   DEC 04   DEC 05   DEC 06  DEC 07  DEC 08
                                                ------  ------   ------   ------   ------   ------   ------   ------ ------  ------
Wilshire Small Company Value Portfolio
                      Investment Class $10,000  $8,780  $ 9,936 $11,648  $10,718  $14,620  $17,950  $18,921  $22,638 $21,856 $14,686
              Russell 2000 Value Index $10,000  $9,851  $12,100 $13,797  $12,221  $17,845  $21,815  $22,842  $28,205 $25,448 $18,087

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RUSSELL 2000 VALUE INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST U.S. COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE PORTFOLIO'S INVESTMENT CLASS ANNUAL OPERATING EXPENSE RATIO IS 1.34% AS OF 12/31/08.

* Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2008, fees totaling 0.60% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

--------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO                                             [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

      ONE YEAR ENDED 12/31/08........................................   (32.37)%
      FIVE YEARS ENDED 12/31/08......................................     0.46%
      TEN YEARS ENDED 12/31/08.......................................     4.24%

                             COMPARATIVE PERFORMANCE

        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF
SMALL COMPANY VALUE PORTFOLIO AND THE RUSSELL 2000 VALUE INDEX THROUGH 12/31/08.

                                  [LINE GRAPH]

               Initial Investment Date 12/31/98 DEC 99  DEC 00  DEC 01   DEC 02   DEC 03   DEC 04   DEC 05   DEC 06  DEC 07  DEC 08
                                                ------  ------   ------   ------   ------   ------   ------   ------ ------  ------
Wilshire Small Company Value Portfolio
                   Institutional Class $10,000  $8,799  $ 9,977 $11,728  $10,816  $14,803  $18,224  $19,268  $23,131 $22,394 $15,145
              Russell 2000 Value Index $10,000  $9,851  $12,100 $13,797  $12,221  $17,845  $21,815  $22,842  $28,205 $25,448 $18,087

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RUSSELL 2000 VALUE INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST U.S. COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED VALUES. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE PORTFOLIO'S INSTITUTIONAL CLASS ANNUAL OPERATING EXPENSE RATIO IS 1.00% AS OF 12/31/08.

* Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2008, fees totaling 0.61% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

--------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO                                             [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

2008 was a difficult year for equities and no style or size segment of the market was immune to the wreckage of the current financial crisis. Both large cap companies and small cap companies posted negative returns for the year, small companies outperformed large cap stocks by 3.81%. The Russell 2000 Index returned (33.79)% while the Russell 1000 was off (37.60)%. As investors hastily overlook any expectation of future growth and emphasize stability, small value stocks outperformed their small growth counterparts by 9.61% -- the Russell 2000 Value Index returned (28.93)% versus the Russell 2000 Growth Index's (38.53)% return for the year. Investment Class shares of the Small Company Value Fund returned (32.81)%, underperforming its benchmark by 3.88%.

The Fund's underperformance is primarily attributable to stock selection within the energy, industrials, and information technology sectors. On the positive end, the Fund had strong stock selection in the financial sector. An underweighting in the economically sensitive consumer discretionary sector also helped performance as many in this sector sold off during the second half of year.

While we are disappointed by the performance of the market and the Fund, we are encouraged by the activities of our subadvisors who continue to follow through with the disciplined investment approaches that have made them successful. It is our belief that as markets begin the healing process, it will be the patient and disciplined investors who will be rewarded on the upside.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid. Portfolio holdings subject to change. The Russell 2000 Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index.

--------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO                                             [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                           PORTFOLIO SECTOR WEIGHTING*
                            (As of December 31, 2008)

                                   [PIE CHART]

FINANCIALS                                                                 39.9%
INDUSTRIALS                                                                15.9%
HEALTH CARE                                                                 9.1%
INFORMATION TECHNOLOGY                                                      8.8%
CONSUMER DISCRETIONARY                                                      7.3%
MATERIALS                                                                   5.1%
ENERGY                                                                      4.9%
UTILITIES                                                                   4.8%
CONSUMER STAPLES                                                            3.2%
TELECOMMUNICATIONS SERVICES                                                 1.0%

*     BASED ON PERCENT OF PORTFOLIO'S TOTAL LONG-TERM MARKET VALUE.

--------------------------------------------------------------------------------
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO                                   [LOGO]
COMMENTARY
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

      ONE YEAR ENDED 12/31/08 ..................................   (37.11)%
      FIVE YEARS ENDED 12/31/08 ................................    (2.41)%
      INCEPTION (2/1/99) THROUGH 12/31/08 ......................    (1.72)%

                             COMPARATIVE PERFORMANCE

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF DOW JONES WILSHIRE 5000 INDEX PORTFOLIO AND THE DOW JONES WILSHIRE 5000 INDEX THROUGH
                                    12/31/08.

                                 [LINE GRAPH]

                  Initial Investment Date 2/1/99  DEC 99   DEC 00   DEC 01  DEC 02  DEC 03  DEC 04   DEC 05   DEC 06  DEC 07  DEC 08
                                                  ------   ------   ------  ------  ------  ------   ------   ------  ------  ------
 Dow Jones Wilshire 5000 Index Portfolio
                        Investment Class $10,000  $11,853  $10,541  $9,329  $7,340  $9,514  $10,576  $11,171  $12,786 $13,394 $8,423
           Dow Jones Wilshire 5000 Index $10,000  $11,918  $10,619  $9,454  $7,482  $9,849  $11,078  $11,785  $13,644 $14,410 $9,044

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE DOW JONES WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE PORTFOLIO'S INVESTMENT CLASS ANNUAL OPERATING EXPENSE RATIO IS 0.78% AS OF 12/31/08.

* Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2008, there were no waivers. Without such waivers and reimbursements, total returns since inception would have been lower.

--------------------------------------------------------------------------------
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO                                   [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

      ONE YEAR ENDED 12/31/08 ..................................   (36.95)%
      FIVE YEARS ENDED 12/31/08 ................................    (2.17)%
      INCEPTION (2/1/99) THROUGH 12/31/08 ......................    (1.46)%

                             COMPARATIVE PERFORMANCE

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF DOW JONES WILSHIRE 5000 INDEX PORTFOLIO AND THE DOW JONES WILSHIRE 5000 INDEX THROUGH
                                    12/31/08.

                                 [LINE GRAPH]

                 Initial Investment Date 2/1/99  DEC 99   DEC 00   DEC 01  DEC 02  DEC 03  DEC 04   DEC 05   DEC 06   DEC 07  DEC 08
                                                 ------   ------   ------  ------  ------  ------   ------   ------   ------  ------
Dow Jones Wilshire 5000 Index Portfolio
                    Institutional Class $10,000  $11,876  $10,591  $9,399  $7,419  $9,648  $10,764  $11,391  $13,061  $13,711 $8,644
          Dow Jones Wilshire 5000 Index $10,000  $11,918  $10,619  $9,454  $7,482  $9,849  $11,078  $11,785  $13,644  $14,410 $9,044

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE DOW JONES WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE PORTFOLIO'S INSTITUTIONAL CLASS ANNUAL OPERATING EXPENSE RATIO IS 0.59% AS OF 12/31/08.

* Assumes reinvestment of distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2008, there were no waivers. Without such waivers and reimbursements, total returns since inception would have been lower.

--------------------------------------------------------------------------------
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO                                   [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                             QUALIFIED CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

      ONE YEAR ENDED 12/31/08 ..................................   (37.09)%
      FIVE YEARS ENDED 12/31/08 ................................    (2.51)%
      INCEPTION (5/10/00) THROUGH 12/31/08 .....................    (3.15)%

                             COMPARATIVE PERFORMANCE

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF DOW JONES WILSHIRE 5000 INDEX PORTFOLIO AND THE DOW JONES WILSHIRE 5000 INDEX THROUGH
                                    12/31/08.

                                 [LINE GRAPH]

                Initial Investment Date 5/25/00  DEC 00   DEC 01   DEC 02   DEC 03   DEC 04   DEC 05   DEC 06   DEC 07   DEC 08
                                                 ------   ------   ------   ------   ------   ------   ------   ------   ------
Dow Jones Wilshire 5000 Index Portfolio
                        Qualified Class $10,000  $9,578   $8,471  $6,660   $8,622    $9,581   $10,104  $11,537  $12,071  $7,593
          Dow Jones Wilshire 5000 Index $10,000  $9,508   $8,465  $6,699   $8,819    $9,919   $10,552  $12,216  $12,902  $8,098

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE DOW JONES WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE PORTFOLIO'S QUALIFIED CLASS ANNUAL OPERATING EXPENSE RATIO IS 0.84% AS OF 12/31/08.

* Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2008, there were no waivers. Without such waivers and reimbursements, total returns since inception would have been lower.

--------------------------------------------------------------------------------
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO                                   [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                            HORACE MANN CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

      ONE YEAR ENDED 12/31/08 ..................................   (37.08)%
      FIVE YEARS ENDED 12/31/08 ................................    (2.46)%
      INCEPTION (12/10/99) THROUGH 12/31/08 ....................    (1.92)%

                           COMPARATIVE PERFORMANCE

      COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF DOW JONES WILSHIRE 5000 INDEX PORTFOLIO AND THE DOW JONES WILSHIRE 5000 INDEX
                                THROUGH 12/31/08.

                Initial Investment Date 12/13/99 DEC 99  DEC 00  DEC 01 DEC 02 DEC 03 DEC 04  DEC 05  DEC 06  DEC 07  DEC 08 DEC 09
                                                 ------  ------  ------ ------ ------ ------  ------  ------  ------  ------ ------
Dow Jones Wilshire 5000 Index Portfolio
                      Horace Mann Class $10,000  $11,865 $10,549 $9,334 $7,345 $9,508 $10,576 $11,156 $12,754 $13,340 $8,393 $8,393
          Dow Jones Wilshire 5000 Index $10,000  $10,433 $ 9,296 $8,276 $6,550 $8,622 $ 9,698 $10,316 $11,944 $12,614 $7,917 $7,917

                                 [LINE GRAPH]


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE DOW JONES WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE PORTFOLIO'S HORACE MANN CLASS ANNUAL OPERATING EXPENSE RATIO IS 0.82% AS OF 12/31/08.

* Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2008, there were no waivers. Without such waivers and reimbursements, total returns since inception would have been lower.

--------------------------------------------------------------------------------
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO                                   [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

The Dow Jones Wilshire 5000 Index posted a return of (36.95)% for 2008. This was a difficult year for every style and size segment of the equity market and no industry was immune to the wreckage of the current financial crisis. Although equities trended downward in the first two quarters of the year, setting an ominous tone for the rest of 2008, it was the astonishing events of September, most notably the Lehman Brother's bankruptcy, which brought the global financial system to its knees. Designed to deliver similar returns as those posted by the Dow Jones Wilshire 5000 index, the fund slightly underperformed its benchmark. For the year, Investment Class shares of the Fund returned (37.11)% versus the Dow Jones 5000 return of (36.95)%.

While we are disappointed by the performance of the market and the Fund, we believe that as markets begin the healing process, it will be the patient and disciplined investors who will be rewarded on the upside.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Portfolio holdings subject to change. The Dow Jones Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index.

--------------------------------------------------------------------------------
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO                                   [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                           PORTFOLIO SECTOR WEIGHTING*
                            (As of December 31, 2008)

                                   [PIE CHART]

FINANCIALS                                                                15.4%
INFORMATION TECHNOLOGY                                                    15.2%
HEALTH CARE                                                               14.4%
ENERGY                                                                    12.5%
INDUSTRIALS                                                               11.4%
CONSUMER STAPLES                                                          11.2%
CONSUMER DISCRETIONARY                                                     8.7%
UTILITIES                                                                  4.5%
TELECOMMUNICATIONS SERVICES                                                3.5%
MATERIALS                                                                  3.2%
PREFERRED STOCK                                                            0.0%
RIGHTS                                                                     0.0%

*     BASED ON PERCENT OF PORTFOLIO'S TOTAL LONG-TERM MARKET VALUE.

--------------------------------------------------------------------------------
WILSHIRE LARGE CAP CORE 130/30 FUND                                       [LOGO]
COMMENTARY
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

      ONE YEAR ENDED 12/31/08 .......................................   (38.31)%
      INCEPTION (11/15/07) THROUGH 12/31/08 .........................   (34.28)%

                             COMPARATIVE PERFORMANCE

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF WILSHIRE
       LARGE CAP CORE 130/30 FUND AND THE S&P 500 INDEX THROUGH 12/31/08.

                                  [LINE GRAPH]

                                Initial Investment Date 11/16/07   DEC 07     DEC 08
                                                                   ------     ------
   Wilshire Large Cap Core 130/30 Fund Investment Class $10,000    $10,120    $6,243
                                          S&P 500 Index $10,000    $10,090    $6,357

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE PORTFOLIO'S INVESTMENT CLASS ANNUAL OPERATING EXPENSE RATIO IS 1.50% AS OF 12/31/08.

* Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2008, fees totaling 1.09% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

--------------------------------------------------------------------------------
WILSHIRE LARGE CAP CORE 130/30 FUND                                       [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

      ONE YEAR ENDED 12/31/08 .......................................   (38.09)%
      INCEPTION (11/15/07) THROUGH 12/31/08 .........................   (34.05)%

                             COMPARATIVE PERFORMANCE

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF WILSHIRE
       LARGE CAP CORE 130/30 FUND AND THE S&P 500 INDEX THROUGH 12/31/08.

                                  [LINE GRAPH]

                                Initial Investment Date 11/16/07   DEC 07     DEC 08
                                                                   ------     ------
Wilshire Large Cap Core 130/30 Fund Institutional Class $10,000    $10,123    $6,267
                                          S&P 500 Index $10,000    $10,090    $6,357


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX. THE TABLE ABOVE DOES NOT REFLECT THE DEDUCTION THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE PORTFOLIO'S INVESTMENT CLASS ANNUAL OPERATING EXPENSE RATIO IS 1.21% AS OF 12/31/08.

* Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the year ended December 31, 2008, fees totaling 1.09% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

--------------------------------------------------------------------------------
WILSHIRE LARGE CAP CORE 130/30 FUND                                       [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

2008 was a difficult year for equities and no style or size segment of the market was immune to the wreckage of the current financial crisis. The fund's large cap oriented portfolio suffered losses as large cap companies posted worse results than smaller companies. The year was marked by highly disruptive actions that prevented normal market activities, especially associated with this fund. Designed to maximize investment opportunities, shorting is one of the key components of this fund's investment strategy. On several occasions during 2008, the SEC prohibited or substantially curtailed shorting activities in the stock market.

Under such circumstances, Investment Class shares of the Fund returned (38.31)% for the year, underperforming the S&P 500 Index by 1.32%. The underperformance was primarily attributable to stock selections in the industrial sector with names like Deere & Co., Cummins Engine, and Honeywell. The underperformance was partially offset by its underweight to, and strong stock selection in, the financial sector. The Fund's short position in many of headline names like AIG, Fannie Mae, and Merrill Lynch helped performance as the financials sector turned in the worst sector returns in 2008, off (47.80)% for the year.

Although we are disappointed by the performance of the market and the Fund, we are encouraged by the activities of our subadvisors who continue to follow through with the disciplined investment approaches that have made them successful. As the restriction on shorting has been removed and market begins to return to more orderly fashion in 2009, it is our belief it will be the patient and disciplined investors who will be rewarded on the upside.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT WWW.WILFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PORTFOLIO HOLDINGS SUBJECT TO CHANGE. INDEX PERFORMANCE IS PRESENTED FOR GENERAL COMPARATIVE PURPOSES. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
WILSHIRE LARGE CAP CORE 130/30 FUND                                       [LOGO]
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                           PORTFOLIO SECTOR WEIGHTING*
                            (As of December 31, 2008)

                                   [PIE CHART]

INFORMATION TECHNOLOGY                                                    16.6%
HEALTH CARE                                                               13.7%
INDUSTRIALS                                                               13.4%
CONSUMER STAPLES                                                          11.4%
ENERGY                                                                    11.4%
CONSUMER DISCRETIONARY                                                    10.8%
FINANCIALS                                                                10.7%
UTILITIES                                                                  4.7%
TELECOMMUNICATIONS SERVICES                                                4.0%
MATERIALS                                                                  3.3%

*     BASED ON PERCENT OF PORTFOLIO'S TOTAL LONG-TERM MARKET VALUE.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DISCLOSURE OF FUND EXPENSES                                               [LOGO]
FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio (or a "fund"), you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's ACTUAL return for the past six month period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and assumed rate of return. It assumes that the Portfolio had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is NOT the Portfolio's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Mutual Funds, Inc. has no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DISCLOSURE OF FUND EXPENSES - (CONTINUED)                                 [LOGO]
FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                     Beginning     Ending
                                      Account      Account                  Expenses Paid
                                       Value        Value     Expense       During Period
                                     07/01/08     12/31/08    Ratio(1)   07/01/08-12/31/08(2)
                                    ----------   ----------   --------   --------------------
LARGE COMPANY GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class .............      $ 1,000.00   $   656.50    1.36%            $ 5.66
Institutional Class ..........      $ 1,000.00   $   657.20    1.04%            $ 4.33
HYPOTHETICAL 5% RETURN
Investment Class .............      $ 1,000.00   $ 1,018.30    1.36%            $ 6.90
Institutional Class ..........      $ 1,000.00   $ 1,019.91    1.04%            $ 5.28

LARGE COMPANY VALUE PORTFOLIO
---------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class .............      $ 1,000.00   $   682.20    1.40%            $ 5.92
Institutional Class ..........      $ 1,000.00   $   683.10    1.32%            $ 5.58
HYPOTHETICAL 5% RETURN
Investment Class .............      $ 1,000.00   $ 1,018.10    1.40%            $ 7.10
Institutional Class ..........      $ 1,000.00   $ 1,018.50    1.32%            $ 6.70

SMALL COMPANY GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class .............      $ 1,000.00   $   660.20    1.58%            $ 6.59
Institutional Class ..........      $ 1,000.00   $   661.20    1.36%            $ 5.68
HYPOTHETICAL 5% RETURN
Investment Class .............      $ 1,000.00   $ 1,017.19    1.58%            $ 8.01
Institutional Class ..........      $ 1,000.00   $ 1,018.30    1.36%            $ 6.90

SMALL COMPANY VALUE PORTFOLIO
---------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class .............      $ 1,000.00   $   749.20    1.35%            $ 5.94
Institutional Class ..........      $ 1,000.00   $   750.90    1.04%            $ 4.58
HYPOTHETICAL 5% RETURN
Investment Class .............      $ 1,000.00   $ 1,018.35    1.35%            $ 6.85
Institutional Class ..........      $ 1,000.00   $ 1,019.91    1.04%            $ 5.28

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DISCLOSURE OF FUND EXPENSES - (CONTINUED)                                 [LOGO]
FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      Beginning      Ending
                                                       Account       Account                   Expenses Paid
                                                         Value        Value      Expense       During Period
                                                       07/01/08     12/31/08    Ratio(1)   07/01/08-12/31/08(2)
                                                      ----------   ----------   --------   --------------------
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
---------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class .................................    $ 1,000.00   $   709.40     0.84%          $ 3.61
Institutional Class ..............................    $ 1,000.00   $   709.30     0.79%          $ 3.39
Qualified Class ..................................    $ 1,000.00   $   709.60     0.86%          $ 3.70
Horace Mann Class ................................    $ 1,000.00   $   709.40     0.86%          $ 3.70
HYPOTHETICAL 5% RETURN
Investment Class .................................    $ 1,000.00   $ 1,020.91     0.84%          $ 4.27
Institutional Class ..............................    $ 1,000.00   $ 1,021.17     0.79%          $ 4.01
Qualified Class ..................................    $ 1,000.00   $ 1,020.81     0.86%          $ 4.37
Horace Mann Class ................................    $ 1,000.00   $ 1,020.81     0.86%          $ 4.37

WILSHIRE LARGE CAP CORE 130/30 FUND
---------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class .................................    $ 1,000.00   $   695.20     1.49%          $ 6.35
Institutional Class ..............................    $ 1,000.00   $   697.00     1.16%          $ 4.95
HYPOTHETICAL 5% RETURN
Investment Class .................................    $ 1,000.00   $ 1,017.55     1.49%          $ 7.56
Institutional Class ..............................    $ 1,000.00   $ 1,019.25     1.16%          $ 5.89

(1)   ANNUALIZED, BASED ON THE PORTFOLIO'S MOST RECENT FISCAL HALF-YEAR
      EXPENSES.

(2) EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, THEN DIVIDED BY 366.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                          DECEMBER 31, 2008 [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                         Percentage of
   Shares                                               Net Assets (%)       Value
------------                                            --------------   -------------
COMMON STOCK -- 97.7%

Consumer Discretionary -- 9.7%
      39,506   Apollo Group, Inc., Class A+ ....................   1.5   $   3,026,950
      63,500   Coach, Inc.+ ....................................   0.6       1,318,895
      64,540   DIRECTV Group, Inc. (The)+ ......................   0.7       1,478,612
      35,660   Dollar Tree, Inc.+ ..............................   0.7       1,490,588
      43,768   McDonald's Corp. ................................   1.4       2,721,932
     362,680   Other Securities ................................   4.8       9,351,335
                                                                         -------------
                                                                            19,388,312
                                                                         -------------
Consumer Staples -- 10.3%
      35,844   Coca-Cola Co. (The) .............................   0.8       1,622,658
     131,710   CVS/Caremark Corp. ..............................   1.9       3,785,345
      20,063   General Mills, Inc. .............................   0.6       1,218,827
      56,346   PepsiCo, Inc. ...................................   1.5       3,086,070
      46,382   Philip Morris International, Inc ................   1.0       2,018,081
      35,460   Procter & Gamble Co. ............................   1.1       2,192,137
      46,397   Wal-Mart Stores, Inc. ...........................   1.3       2,601,016
     137,509   Other Securities ................................   2.1       4,052,064
                                                                         -------------
                                                                            20,576,198
                                                                         -------------
Energy -- 8.7%
      48,168   Exxon Mobil Corp. ...............................   1.9       3,845,251
      65,945   National Oilwell Varco, Inc.+ ...................   0.8       1,611,696
      39,094   Occidental Petroleum Corp. ......................   1.2       2,345,249
      56,564   Schlumberger, Ltd. ..............................   1.2       2,394,354
     253,251   Other Securities ................................   3.6       7,237,504
                                                                         -------------
                                                                            17,434,054
                                                                         -------------
Financials -- 6.7%
      28,850   Aflac, Inc. .....................................   0.7       1,322,484
      85,075   Charles Schwab Corp. (The) ......................   0.7       1,375,663
       9,576   CME Group, Inc., Class A ........................   1.0       1,992,861
      25,900   Goldman Sachs Group, Inc. (The) .................   1.1       2,185,701

                                                        Percentage of
   Shares                                               Net Assets (%)       Value
------------                                            --------------   -------------
Financials (continued)
     272,964   Other Securities ................................   3.2   $   6,482,793
                                                                         -------------
                                                                            13,359,502
                                                                         -------------
Health Care -- 18.1%
      52,102   Abbott Laboratories .............................   1.4       2,780,684
      43,700   Allergan, Inc. ..................................   0.9       1,761,984
      26,252   Amgen, Inc.+ ....................................   0.8       1,516,053
      39,719   Baxter International, Inc. ......................   1.1       2,128,541
      73,654   Celgene Corp.+ ..................................   2.0       4,071,593
      14,492   Genentech, Inc.+ ................................   0.6       1,201,532
     106,996   Gilead Sciences, Inc.+ ..........................   2.7       5,471,775
      25,508   Johnson & Johnson ...............................   0.8       1,526,144
      77,404   Pfizer, Inc. ....................................   0.7       1,370,825
      49,680   Teva Pharmaceutical Industries, Ltd. ADR ........   1.0       2,114,877
     291,442   Other Securities ................................   6.1      12,309,433
                                                                         -------------
                                                                            36,253,441
                                                                         -------------
Industrials -- 11.1%
      28,715   Danaher Corp. ...................................   0.8       1,625,556
      62,550   Expeditors International of Washington, Inc. ....   1.0       2,081,038
      52,609   Union Pacific Corp. .............................   1.2       2,514,710
      28,654   United Technologies Corp. .......................   0.8       1,535,854
     452,032   Other Securities ................................   7.3      14,536,283
                                                                         -------------
                                                                            22,293,441
                                                                         -------------
Information Technology -- 27.5%
     171,200   Activision Blizzard, Inc.+ ......................   0.8       1,479,168
      53,522   Apple, Inc.+ ....................................   2.3       4,568,103
     192,826   Cisco Systems, Inc.+ ............................   1.6       3,143,064
      96,000   Cognizant Technology Solutions Corp., Class A+ ..   0.9       1,733,760
      13,267   Google, Inc., Class A+ ..........................   2.1       4,081,592
      81,802   Hewlett-Packard Co. .............................   1.5       2,968,595
     226,360   Intel Corp. .....................................   1.7       3,318,438
      57,483   International Business Machines Corp. ...........   2.4       4,837,769
      75,191   Juniper Networks, Inc.+ .........................   0.6       1,316,594

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                          DECEMBER 31, 2008 [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                                                         Percentage of
   Shares                                               Net Assets (%)       Value
------------                                            --------------   -------------
Information Technology (continued)
      13,000   Mastercard, Inc., Class A .......................   0.9   $   1,858,090
     301,854   Microsoft Corp. .................................   2.9       5,868,042
     161,532   Oracle Corp.+ ...................................   1.4       2,863,962
     136,284   QUALCOMM, Inc. ..................................   2.4       4,883,056
     660,459   Other Securities ................................   6.0      12,192,911
                                                                         -------------
                                                                            55,113,144
                                                                         -------------
Materials -- 3.8%
      47,551   Monsanto Co. ....................................   1.7       3,345,213
      15,730   Potash Corp of Saskatchewan .....................   0.6       1,151,751
     101,946   Other Securities ................................   1.5       3,105,363
                                                                         -------------
                                                                             7,602,327
                                                                         -------------
Telecommunication Services -- 0.7%
      46,730   Other Securities ................................   0.7       1,406,609
                                                                         -------------
                                                                             1,406,609
                                                                         -------------
Utilities -- 1.1%
      56,541   Other Securities ................................   1.1       2,319,973
                                                                         -------------
                                                                             2,319,973
                                                                         -------------

Total Common Stock
(Cost $231,374,996)                                                        195,747,001
                                                                         -------------

INVESTMENT COMPANY -- 0.4%

Financials -- 0.4%
      21,500   Other Securities ................................   0.4         796,790
                                                                         -------------

Total Investment Company
(Cost $766,129)                                                                796,790
                                                                         -------------

                                                         Percentage of
   Shares                                               Net Assets (%)       Value
------------                                            --------------   ------------
CASH EQUIVALENT -- 0.6%
   1,227,162   PNC Institutional Money Market Trust,
               0.05% (A) .......................................   0.6   $   1,227,162
                                                                         -------------

Total Cash Equivalent (Cost $1,227,162)                                      1,227,162
                                                                         -------------

Total Investments -- 98.7% (Cost $233,368,287)                             197,770,953
Other Assets & Liabilities,  1.3%                                            2,591,848
                                                                         -------------
NET ASSETS -- 100.0%                                                     $ 200,362,801
                                                                         =============

(A)   Rate shown is the 7-day effective yield as of December 31, 2008.

+     Non-income producing security.

ADR - American Depositary Receipt

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio's 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio's net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission ("SEC"). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling
(800) 607-2200; (ii) on the SEC's website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                           DECEMBER 31, 2008 [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                     Percentage of
  Shares                                            Net Assets (%)      Value
---------                                           --------------   -----------
COMMON STOCK -- 89.7%

Consumer Discretionary -- 11.2%
   30,900   Home Depot, Inc. (The) .........................   2.4   $   711,318
   15,725   J.C. Penney Co., Inc. ..........................   1.0       309,782
   12,550   Magna International, Inc., Class A .............   1.3       375,622
   19,525   Mattel, Inc. ...................................   1.1       312,400
    7,000   McDonald's Corp. ...............................   1.5       435,330
    8,625   Omnicom Group, Inc. ............................   0.8       232,185
    6,400   Whirlpool Corp. ................................   0.9       264,640
   55,894   Other Securities ...............................   2.2       670,273
                                                                     -----------
                                                                       3,311,550
                                                                     -----------
Consumer Staples -- 9.0%
   24,100   Altria Group, Inc. .............................   1.2       362,946
    5,100   Kimberly-Clark Corp. ...........................   0.9      268,974
    8,300   Kraft Foods, Inc., Class A .....................   0.7       222,855
    7,400   Procter & Gamble Co. ...........................   1.6       457,468
   23,900   Sara Lee Corp. .................................   0.8       233,981
    6,900   Wal-Mart Stores, Inc. ..........................   1.3       386,814
   49,020   Other Securities ...............................   2.5       728,425
                                                                     -----------
                                                                       2,661,463
                                                                     -----------
Energy -- 8.8%
    7,000   BP PLC ADR .....................................   1.1       327,180
    6,700   Chevron Corp. ..................................   1.7       495,599
    8,931   ConocoPhillips .................................   1.6       462,626
    7,900   Exxon Mobil Corp. ..............................   2.1       630,657
   35,250   Other Securities ...............................   2.3       680,016
                                                                     -----------
                                                                       2,596,078
                                                                     -----------
Financials -- 22.5%
   16,700    Allstate Corp. (The) ..........................   1.9       547,092
   41,825    Bank of America Corp. .........................   2.0       588,896
   13,500    Capital One Financial Corp. ...................   1.5       430,515
   70,025    Citigroup, Inc. ...............................   1.6       469,867
   12,939    Fidelity National
             Financial, Inc., Class A ......................   0.8       229,667
   23,275    JPMorgan Chase & Co. ..........................   2.5       733,861
   10,118    Torchmark Corp. ...............................   1.5       452,275
    5,200    Travelers Cos., Inc. (The) ....................   0.8       235,040

                                                     Percentage of
  Shares                                            Net Assets (%)      Value
---------                                           --------------   -----------
Financials (continued)
   26,675   UBS AG+ ........................................   1.3   $   381,453
   13,200   Wells Fargo & Co. ..............................   1.3       389,136
   75,556   Other Securities ...............................   7.3     2,200,179
                                                                     -----------
                                                                       6,657,981
                                                                     -----------
Health Care -- 13.2%
   14,575   AmerisourceBergen Corp., Class A ...............   1.8       519,745
   10,100   Bristol-Myers Squibb Co. .......................   0.8       234,825
    9,500    Eli Lilly & Co. ...............................   1.3       382,565
   12,125   Johnson & Johnson ..............................   2.5       725,439
   10,750   Merck & Co., Inc. ..............................   1.1       326,800
   34,500   Pfizer, Inc. ...................................   2.1       610,995
   19,425   Schering-Plough Corp. ..........................   1.1       330,808
    7,700   Wyeth ..........................................   1.0       288,827
   44,330   Other Securities ...............................   1.5       464,083
                                                                     -----------
                                                                       3,884,087
                                                                     -----------
Industrials -- 8.1%
    6,851   Baker (Michael) Corp.+ .........................   0.8       252,871
    5,325   Boeing Co. .....................................   0.8       227,218
    3,900   General Dynamics Corp. .........................   0.7       224,601
    3,625   L-3 Communications Holdings, Inc.,
            Class 3 ........................................   0.9       267,452
   10,900   Northrop Grumman Corp. .........................   1.7       490,936
   33,400   Quanex Building Products Corp. .................   1.1       312,958
   49,129   Other Securities ...............................   2.1       627,998
                                                                     -----------
                                                                       2,404,034
                                                                     -----------
Information Technology -- 10.1%
  224,100   Alcatel-Lucent ADR .............................   1.6       481,815
   24,525   CA, Inc. .......................................   1.5       454,449
    8,421   Lexmark International,
            Inc., Class A+ .................................   0.8       226,525
   15,773   Microsoft Corp. ................................   1.0       306,627
   79,000   Motorola, Inc. .................................   1.2       349,970
  177,251   Other Securities ...............................   4.0     1,156,870
                                                                     -----------
                                                                       2,976,256
                                                                     -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                           DECEMBER 31, 2008 [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS -(CONTINUED)
--------------------------------------------------------------------------------

                                                     Percentage of
  Shares                                            Net Assets (%)      Value
---------                                           --------------   -----------
Materials -- 0.7%
   10,736   Other Securities ...............................   0.7   $   197,584
                                                                     -----------
                                                                         197,584
                                                                     -----------
Telecommunication Services -- 2.6%
   10,900   AT&T, Inc. .....................................   1.0       310,650
   13,800   Verizon Communications, Inc. ...................   1.6        67,820
                                                                     -----------
                                                                         778,470
                                                                     -----------
Utilities -- 3.5%
    6,650   Sempra Energy ..................................   1.0       283,490
    5,850   Wisconsin Energy Corp. .........................   0.8       245,583
   44,700   Other Securities ...............................   1.7       490,886
                                                                     -----------
                                                                       1,019,959
                                                                     -----------
Total Common Stock
(Cost $34,250,002)                                                    26,487,462
                                                                     -----------

CASH EQUIVALENT -- 0.2%
   55,013   PNC Institutional
            Money Market Trust, 0.05% (A) ..................   0.2        55,013
                                                                     -----------
Total Cash Equivalent
(Cost $55,013)                                                            55,013
                                                                     -----------
Total Investments -- 89.9%
(Cost $34,305,015)                                                    26,542,475
Other Assets & Liabilities, Net --10.1%                                2,984,797
                                                                     -----------
NET ASSETS -- 100.0%                                                 $29,527,272
                                                                     ===========

(A)   Rate shown is the 7-day effective yield as of December 31, 2008.

  +   Non-income producing security.

ADR - American Depositary Receipt
PLC - Public Limited Company

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio's 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio's net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission ("SEC"). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling
(800) 607-2200; (ii) on the SEC's website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                          DECEMBER 31, 2008 [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                    Percentage of
  Shares                                           Net Assets (%)      Value
---------                                          --------------   -----------
COMMON STOCK -- 99.0%

Consumer Discretionary -- 10.7%
    6,700   99 Cents Only Stores+ ........................    1.3   $    73,231
      853   Capella Education Co.+ .......................    0.9        50,122
    1,620   Steven Madden, Ltd.+ . .......................    0.6        34,539
      361   Strayer Education, Inc. ......................    1.4        77,402
   20,341   Other Securities .............................    6.5       344,888
                                                                    -----------
                                                                        580,182
                                                                    -----------
Consumer Staples -- 1.5%
    1,690   TreeHouse Foods, Inc.+ .......................    0.8        46,036
    1,800   Other Securities .............................    0.7        34,568
                                                                    -----------
                                                                         80,604
                                                                    -----------
Energy -- 7.2%
    2,392   Arena Resources, Inc.+ .......................    1.2        67,191
    1,440   CARBO Ceramics, Inc. .........................    0.9        51,163
      675   Comstock Resources, Inc.+ ....................    0.6        31,894
    3,474   EXCO Resources, Inc.+ ........................    0.6        31,474
   28,046   Other Securities .............................    3.9       209,324
                                                                    -----------
                                                                        391,046
                                                                    -----------
Financials -- 7.9%
    1,350   Financial Federal Corp. ......................    0.6        31,415
    2,000   Nationwide Health Properties, Inc. ...........    1.0        57,440
   24,158   Other Securities .............................    6.3       340,385
                                                                    -----------
                                                                        429,240
                                                                    -----------
Health Care -- 30.4%
    1,050   Alexion Pharmaceuticals, Inc.+ ...............    0.7        38,000
    1,475   Cubist Pharmaceuticals, Inc.+ ................    0.7        35,636
    2,376   Cyberonics, Inc.+ ............................    0.7        39,370
    1,905   Genoptix, Inc.+ ..............................    1.2        64,922
    1,280   Gen-Probe, Inc.+ .............................    1.0        54,835
    3,300   HMS Holdings Corp.+ ..........................    1.9       104,016
    2,284   Icon PLC ADR+ ................................    0.8        44,972
    4,920   Immucor, Inc.+ ...............................    2.4       130,774
      950   LHC Group, Inc.+ .............................    0.6        34,200

                                                    Percentage of
  Shares                                           Net Assets (%)      Value
---------                                          --------------   -----------
Health Care (continued)
    1,425   Martek Biosciences Corp. .....................    0.8   $    43,192
    3,120   Masimo Corp.+ ................................    1.7        93,070
    1,250   Mentor Corp. .................................    0.7        38,662
    1,650   Meridian Bioscience, Inc. ....................    0.8        42,025
      600   Myriad Genetics, Inc.+ .......................    0.7        39,756
    2,930   Natus Medical, Inc.+ .........................    0.7        37,943
    1,342   OSI Pharmaceuticals, Inc.+ ...................    1.0        52,405
    4,030   Phase Forward, Inc.+ .........................    1.0        50,455
    1,338   Psychiatric Solutions, Inc.+ .................    0.7        37,263
   55,920   Other Securities .............................   12.3       667,064
                                                                    -----------
                                                                      1,648,560
                                                                    -----------
Industrials -- 19.0%
    2,314   Briggs & Stratton Corp. ......................    0.8        40,703
      675   Clean Harbors, Inc.+ .........................    0.8        42,822
    3,880   Cornell, Inc.+ ...............................    1.3        72,129
    1,162   Genessee & Wyoming, Inc., Class A+ ...........    0.7        35,441
    3,110   Geo Group, Inc. (The)+ .......................    1.0        56,073
    2,680   Ritchie Bros. Auctioneers, Inc. ..............    1.1        57,406
    1,650   Team, Inc.+ ..................................    0.8        45,705
    4,103   Wabtec Corp. .................................    3.0       163,094
      800   Watson Wyatt Worldwide, Inc., Class A ........    0.7        38,256
   28,011   Other Securities .............................    8.8       479,186
                                                                    -----------
                                                                      1,030,815
                                                                    -----------
Information Technology -- 18.9%
      675   CACI International, Inc., Class A+ ...........    0.6        30,436
    2,001   Flir Systems, Inc.+ ..........................    1.1        61,391
    3,240   Informatica Corp.+ ...........................    0.8        44,485
      600   Mantech International Corp., Class A+ ........    0.6        32,514
    4,360   Monolithic Power Systems, Inc.+ ..............    1.0        54,980
    2,192   Netlogic Microsystems, Inc.+ .................    0.9        48,246
    1,740   Nice Systems, Ltd. ADR+ ......................    0.7        39,098

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                          DECEMBER 31, 2008 [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                                                    Percentage of
  Shares                                           Net Assets (%)      Value
---------                                          --------------   -----------
Information Technology (continued)
    1,410   Quality Systems, Inc. ........................    1.1   $    61,504
    2,795   Vocus, Inc.+ .................................    0.9        50,897
    4,340   Yucheng Technologies, Ltd.+ ..................    0.6        31,639
   50,818   Other Securities .............................   10.6       568,693
                                                                    -----------
                                                                      1,023,883
                                                                    -----------
Materials -- 1.1%
    2,638   Other Securities .............................    1.1        58,446
                                                                    -----------
                                                                         58,446
                                                                    -----------
Telecommunication Services -- 1.8%
    5,442   Syniverse Holdings, Inc.+ ....................    1.2        64,977
    4,512   Other Securities .............................    0.6        32,074
                                                                    -----------
                                                                         97,051
                                                                    -----------
Utilities -- 0.5%
      956   Other Securities .............................    0.5        29,118
                                                                    -----------
                                                                         29,118
                                                                    -----------
Total Common Stock
(Cost $6,450,865)                                                     5,368,945
                                                                    -----------
PREFERRED STOCK -- 0.0%

Health Care -- 0.0%
       28   Other Securities .............................    0.0         3,429
                                                                    -----------
Total Preferred Stock
(Cost $3,970)                                                             3,429
                                                                    -----------
CASH EQUIVALENT -- 1.1%
   58,486   PNC Institutional Money
            Market Trust, 0.05% (A) ......................    1.1        58,486

Total Cash Equivalent
(Cost $58,486)                                                           58,486
                                                                    -----------
Total Investments -- 100.1%
(Cost $6,513,321)                                                     5,430,860
Other Assets & Liabilities, Net -- (0.1)%                                (3,636)
                                                                    -----------
NET ASSETS -- 100.0%                                                $ 5,427,224
                                                                    ===========

(A)   Rate shown is the 7-day effective yield as of December 31, 2008.

+     Non-income producing security.

ADR - American Depositary Receipt
PLC - Public Limited Company

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio's 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio's net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission ("SEC"). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling
(800) 607-2200; (ii) on the SEC's website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                           DECEMBER 31, 2008 [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                     Percentage of
  Shares                                             Net Assets (%)     Value
----------                                           --------------   ----------
COMMON STOCK -- 99.2%

Consumer Discretionary -- 7.3%
     5,700   Cato Corp. (The), Class A .....................    1.0   $   86,070
    69,096   Other Securities ..............................    6.3      541,575
                                                                      ----------
                                                                         627,645
                                                                      ----------
Consumer Staples -- 3.2%
     5,500   Elizabeth Arden, Inc.+ ........................    0.8       69,355
       900   Ralcorp Holdings, Inc.+ .......................    0.6       52,560
     8,127   Other Securities ..............................    1.8      154,231
                                                                      ----------
                                                                         276,146
                                                                      ----------
Energy -- 4.9%
    10,400   Acergy SA ADR .................................    0.7       60,112
     4,700   Denbury Resources, Inc.+ ......................    0.6       51,324
    43,712   Other Securities ..............................    3.6      309,743
                                                                      ----------
                                                                         421,179
                                                                      ----------
Financials -- 39.6%
     3,400   Aspen Insurance Holdings, Ltd. ................    1.0       82,450
     2,700   Assurant, Inc. ................................    0.9       81,000
     2,500   Chemical Financial Corp. ......................    0.8       69,700
     4,757   Equity One, Inc. ..............................    1.0       84,199
     5,700   Extra Space Storage, Inc. .....................    0.7       58,824
     4,500   First Commonwealth Financial Corp. ............    0.7       55,710
     6,800   First Financial Bancorp .......................    1.0       84,252
     5,400   First Niagara Financial Group, Inc. ...........    1.0       87,318
     5,300   Forestar Group, Inc.+ .........................    0.6       50,456
     1,190   Hancock Holding Co. ...........................    0.6       54,097
     1,251   IBERIABANK Corp. ..............................    0.7       60,048
     1,100   Infinity Property & Casualty ..................    0.6       51,403
    10,900   Inland Real Estate Corp. ......................    1.6      141,482
     4,100   Knight Capital Group, Inc., Class A+ ..........    0.8       66,215
     2,865   LTC Properties, Inc. ..........................    0.7       58,102

                                                      Percentage of
  Shares                                             Net Assets (%)     Value
----------                                           --------------   ----------
Financials (continued)
     8,400   Meadowbrook Insurance Group, Inc. .............    0.6   $   54,096
     4,355   Old National Bancorp ..........................    0.9       79,087
     7,500   PMA Capital Corp., Class A+ ...................    0.6       53,100
     1,300   Reinsurance Group of America, Inc., Class A ...    0.6       55,666
     2,423   Safety Insurance Group, Inc. ..................    1.1       92,219
     1,900   StanCorp Financial Group, Inc. ................    0.9       79,363
     3,900   Tower Group, Inc. .............................    1.3      110,019
     7,500   Trustco Bank Corp. ............................    0.8       71,325
     2,250   Zenith National Insurance Corp. ...............    0.8       71,032
   125,569   Other Securities ..............................   19.3    1,675,528
                                                                      ----------
                                                                       3,426,691
                                                                      ----------
Health Care -- 9.0%
     2,466   Amsurg Corp., Class A+ ........................    0.7       57,556
     1,300   Magellan Health Services, Inc.+ ...............    0.6       50,908
     5,000   Sepracor, Inc.+ ...............................    0.6       54,900
     4,400   Viropharma, Inc.+ .............................    0.7       57,288
    41,127   Other Securities ..............................    6.4      560,673
                                                                      ----------
                                                                         781,325
                                                                      ----------
Industrials -- 15.6%
     1,550   Acuity Brands, Inc. ...........................    0.6       54,111
     3,800   Belden, Inc. ..................................    0.9       79,344
     6,069   CBIZ, Inc.+ ...................................    0.6       52,497
     8,800   Griffon Corp.+ ................................    1.0       82,104
     1,000   Lincoln Electric Holdings, Inc. ...............    0.6       50,930
     4,350   Marten Transport, Ltd.+ .......................    1.0       82,476
     4,300   Mine Safety Appliances Co. ....................    1.2      102,813
    57,143   Other Securities ..............................    9.7      849,508
                                                                      ----------
                                                                       1,353,783
                                                                      ----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                           DECEMBER 31, 2008 [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                                                      Percentage of
  Shares                                             Net Assets (%)     Value
----------                                           --------------   ----------
Information Technology -- 8.8%
     4,569   Actel Corp.+ ..................................    0.6   $   53,549
     2,000   Rogers Corp.+ .................................    0.6       55,540
     3,436   Standard Microsystems Corp.+ ..................    0.7       56,144
    97,991   Other Securities ..............................    6.9      592,582
                                                                      ----------
                                                                         757,815
                                                                      ----------
Materials -- 5.1%
     6,900   Wausau Paper Corp. ............................    0.9       78,936
     9,900   Yamana Gold, Inc. .............................    0.9       76,428
    40,358   Other Securities ..............................    3.3      281,627
                                                                      ----------
                                                                         436,991
                                                                      ----------
Telecommunication Services -- 1.0%
    19,317   Other Securities ..............................    1.0       89,156
                                                                      ----------
                                                                          89,156
                                                                      ----------
Utilities -- 4.7%
     3,117   Black Hills Corp...............................    1.0       84,034
     1,374   Northwest Natural Gas Co.......................    0.7       60,772
     3,050   NorthWestern Corp. ............................    0.8       71,583
     1,950   Unisource Energy Corp. ........................    0.6       57,252
     5,720   Other Securities ..............................    1.6      137,366
                                                                      ----------
                                                                         411,007
                                                                      ----------
Total Common Stock
(Cost $10,436,075)                                                     8,581,738
                                                                      ----------
CASH EQUIVALENT -- 0.6%
    52,866   PNC Institutional Money Market
                Trust, 0.05% (A) ...........................    0.6       52,866
                                                                      ----------
Total Cash Equivalent
(Cost $52,866)                                                            52,866
                                                                      ----------
Total Investments -- 99.8%
(Cost $10,488,941)                                                     8,634,604
Other Assets & Liabilities, Net -- 0.2%                                   17,193
                                                                      ----------
NET ASSETS -- 100.0%                                                  $8,651,797
                                                                      ==========

(A)   Rate shown is the 7-day effective yield as of December 31, 2008.

+     Non-income producing security.

ADR - American Depositary Receipt

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio's 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio's net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission ("SEC"). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling
(800) 607-2200; (ii) on the SEC's website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO                 DECEMBER 31, 2008 [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                   Percentage of
  Shares                                          Net Assets (%)       Value
---------                                          --------------   ------------
COMMON STOCK -- 102.1%

Consumer Discretionary -- 8.9%
   43,683   Comcast Corp. Special, Class A ...............    0.5   $    737,369
   26,950   Home Depot, Inc. (The) .......................    0.4        620,389
   19,400   McDonald's Corp. .............................    0.8      1,206,486
   61,074   Time Warner, Inc. ............................    0.4        614,404
   28,220   Walt Disney Co. (The) ........................    0.4        640,312
  702,764   Other Securities .............................    6.4      9,902,044
                                                                    ------------
                                                                      13,721,004
                                                                    ------------
Consumer Staples -- 11.5%
   36,020   Coca-Cola Co. (The) ..........................    1.1      1,630,625
   9,380    Colgate-Palmolive Co. ........................    0.4        642,905
   23,142   CVS/Caremark Corp. ...........................    0.4        665,101
   24,040   PepsiCo, Inc. ................................    0.9      1,316,671
   33,125   Philip Morris
            International, Inc. ..........................    0.9      1,441,269
   50,352   Procter & Gamble Co. .........................    2.0      3,112,761
   41,595   Wal-Mart Stores, Inc. ........................    1.5      2,331,816
  254,828   Other Securities .............................    4.3      6,607,824
                                                                    ------------
                                                                      17,748,972
                                                                    ------------
Energy -- 12.7%
   31,999   Chevron Corp. ................................    1.5      2,366,966
   23,301   ConocoPhillips ...............................    0.8      1,206,992
   83,900   Exxon Mobil Corp. ............................    4.3      6,697,737
   12,610   Occidental Petroleum Corp. ...................    0.5        756,474
   19,300   Schlumberger, Ltd. ...........................    0.5        816,969
  354,319   Other Securities .............................    5.1      7,820,923
                                                                    ------------
                                                                      19,666,061
                                                                    ------------
Financials -- 15.8%
   83,443   Bank of America Corp. ........................    0.8      1,174,877
      624   Berkshire Hathaway, Inc., Class B+ ...........    1.3      2,005,536
   88,450   Citigroup, Inc. ..............................    0.4        593,500
    7,520   Goldman Sachs Group, Inc. (The) ..............    0.4        634,613
   60,059   JPMorgan Chase & Co. .........................    1.2      1,893,660
   27,709   U.S. Bancorp .................................    0.5        693,002

                                                   Percentage of
  Shares                                           Net Assets (%)       Value
---------                                          --------------   ------------
Financials (continued)
   57,004   Wells Fargo & Co. ............................    1.1   $  1,680,478
  862,697   Other Securities .............................   10.1     15,725,155
                                                                    ------------
                                                                      24,400,821
                                                                    ------------
Health Care -- 14.7%
   26,100   Abbott Laboratories ..........................    0.9      1,392,957
   18,302   Amgen, Inc.+ .................................    0.7      1,056,941
   32,950   Bristol-Myers Squibb Co. .....................    0.5        766,087
   14,895   Eli Lilly & Co. ..............................    0.4        599,822
   8,650    Genentech, Inc.+ .............................    0.5        717,172
   15,300   Gilead Sciences, Inc.+ .......................    0.5        782,442
   45,585   Johnson & Johnson ............................    1.8      2,727,351
   18,868   Medtronic, Inc. ..............................    0.4        592,833
   35,958   Merck & Co., Inc. ............................    0.7      1,093,123
  109,261   Pfizer, Inc. .................................    1.3      1,935,012
   20,450   Wyeth ........................................    0.5        767,079
  397,887   Other Securities .............................    6.5     10,256,386
                                                                    ------------
                                                                      22,687,205
                                                                    ------------
Industrials -- 11.6%
  162,646   General Electric Co. .........................    1.7      2,634,865
   12,000   United Parcel Service, Inc., Class B .........    0.5        661,920
   15,344   United Technologies Corp. ....................    0.5        822,438
  490,663   Other Securities .............................    8.9     13,811,677
                                                                    ------------
                                                                      17,930,900
                                                                    ------------
Information Technology -- 15.5%
   15,500   Apple, Inc.+ .................................    0.9      1,322,925
   96,323   Cisco Systems, Inc.+ .........................    1.0      1,570,065
   3,650    Google, Inc., Class A+ .......................    0.7      1,122,923
   40,577   Hewlett-Packard Co. ..........................    1.0      1,472,539
   90,466   Intel Corp. ..................................    0.9      1,326,232
   21,770   International Business
            Machines Corp. ...............................    1.2      1,832,163
  129,540   Microsoft Corp. ..............................    1.6      2,518,258
   65,330   Oracle Corp.+ ................................    0.8      1,158,301
   26,625   QUALCOMM, Inc. ...............................    0.6        953,974
  808,324   Other Securities .............................    6.8     10,667,062
                                                                    ------------
                                                                      23,944,442
                                                                    ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO                 DECEMBER 31, 2008 [LOGO]
CONDENSED SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                                                   Percentage of
  Shares                                           Net Assets (%)       Value
---------                                          --------------   ------------
Materials -- 3.2%
  204,211   Other Securities .............................    3.2   $  5,055,322
                                                                    ------------
                                                                       5,055,322
                                                                    ------------
Telecommunication Services -- 3.6%
   97,624   AT&T, Inc. ...................................    1.8      2,782,284
   50,059   Verizon
            Communicatios, Inc. ..........................    1.1      1,697,000
  137,632   Other Securities .............................    0.7      1,053,635
                                                                    ------------
                                                                       5,532,919
                                                                    ------------
Utilities -- 4.6%
   16,100   Southern Co ..................................    0.4        595,700
   240,551  Other Securities .............................    4.2      6,496,034
                                                                    ------------
                                                                       7,091,734
                                                                    ------------
Total Common Stock
(Cost $168,314,204)                                                  157,779,380
                                                                    ------------
RIGHTS --      0.0%
      900   Other Securities .............................    0.0            315
                                                                    ------------
Total Rights
(Cost $900)                                                                  315
                                                                    ------------
PREFERRED STOCK -- 0.0%
        4   Other Securities .............................    0.0            490
                                                                    ------------
Total Preferred Stock
(Cost $1,147)                                                                490
                                                                    ------------
Total Investments -- 102.1%
(Cost $168,316,251)                                                  157,780,185
Other Assets & Liabilities, Net -- (2.1)%                            (3,276,914)
                                                                    ------------
NET ASSETS -- 100.0%                                                $154,503,271
                                                                    ============

      +     Non-income producing security.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio's 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio's net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission ("SEC"). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling
(800) 607-2200; (ii) on the SEC's website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                     DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

  Shares                                                             Value
---------                                                        ------------
COMMON STOCK -- 106.7%

Consumer Discretionary -- 11.6%
    3,500   Advance Auto Parts, Inc. .........................   $   117,775
    4,690   Apollo Group, Inc., Class A+ .....................       359,348
    4,200   AutoNation, Inc.+ ................................        41,496
    1,400   Autozone, Inc.+ ..................................       195,258
    1,450   Best Buy Co., Inc. ...............................        40,760
    4,350   Big Lots, Inc.+ ..................................        63,031
    2,550   Bob Evans Farms, Inc. ............................        52,096
    7,110   Burger King Holdings, Inc. .......................       169,787
    3,650   Career Education Corp.+ ..........................        65,481
    1,950   CBS Corp., Class B ...............................        15,970
    4,900   Coach, Inc.+ .....................................       101,773
    2,935   Comcast Corp., Class A ...........................        47,400
   20,050   Comcast Corp. Special, Class A ...................       338,444
    4,400   Darden Restaurants, Inc. .........................       123,992
    1,800   DIRECTV Group, Inc. (The)+ .......................        41,238
   17,600   Discovery Communications, Inc., Class A+ .........       249,216
    2,980   DISH Network Corp., Class A+ .....................        33,048
    5,100   Dollar Tree, Inc.+ ...............................       213,180
    2,650   DreamWorks Animation SKG, Inc., Class A+ .........        66,939
    2,800   Expedia, Inc.+ ...................................        23,072
    8,100   Family Dollar Stores, Inc. .......................       211,167
    1,400   GameStop Corp., Class A+ .........................        30,324
    2,050   Gannett Co., Inc. ................................        16,400
    5,150   Gap, Inc. (The) ..................................        68,959
    4,400   H&R Block, Inc. ..................................        99,968
    8,500   Harley-Davidson, Inc. ............................       144,245
    4,400   Hasbro, Inc. .....................................       128,348
    3,750   Home Depot, Inc. (The) ...........................        86,325
    1,250   Johnson Controls, Inc. ...........................        22,700
    2,350   Jones Apparel Group, Inc. ........................        13,771
    4,600   Liz Claiborne, Inc. ..............................        11,960

  Shares                                                             Value
---------                                                        ------------
Consumer Discretionary (continued)
   12,850   Lowe's Cos., Inc. ................................   $   276,532
   13,600   Ltd. Brands, Inc. ................................       136,544
    1,450   Macy's, Inc. .....................................        15,008
    2,910   Marvel Entertainment, Inc.+ ......................        89,483
   12,250   McDonald's Corp. .................................       761,827
    1,150   Newell Rubbermaid, Inc. ..........................        11,247
    4,000   News Corp., Class A ..............................        36,360
    3,500   Nike, Inc., Class B ..............................       178,500
      900   Omnicom Group, Inc. ..............................        24,228
    1,757   Panera Bread Co., Class A+ .......................        91,786
      750   priceline.com, Inc.+ .............................        55,237
    2,400   Pulte Homes, Inc. ................................        26,232
    6,950   RadioShack Corp. .................................        82,983
      500   Sherwin-Williams Co. (The) .......................        29,875
      950   Snap-On, Inc. ....................................        37,411
    1,400   Tiffany & Co. ....................................        33,082
   68,050   Time Warner, Inc. ................................       684,583
   18,650   TJX Cos., Inc. ...................................       383,630
    4,510   Toll Brothers, Inc.+ .............................        96,649
    2,100   Tupperware Brands Corp. ..........................        47,670
    5,240   Urban Outfitters, Inc.+ ..........................        78,495
    1,650   Viacom, Inc., Class B+ ...........................        31,449
   10,600   Virgin Media Inc. ................................        52,894
    2,000   WABCO Holdings, Inc. .............................        31,580
    2,050   Walt Disney Co. (The) ............................        46,515
     300    Washington Post Co., Class B .....................       117,075
    1,650   Wyndham Worldwide Corp. ..........................        10,808
   12,240   Yum! Brands, Inc. ................................       385,560
                                                                 -----------
                                                                  7, 046,714
Consumer Staples -- 12.2%                                        -----------
    1,850   Alberto-Culver Co., Class B ......................        45,344
    8,800   Altria Group, Inc. ...............................       132,528
   10,400   Archer-Daniels-Midland Co. .......................       299,832
   19,600   Avon Products, Inc. ..............................       470,988
    2,200   BJ's Wholesale Club, Inc.+ .......................        75,372
      950   Campbell Soup Co. ................................        28,509

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                     DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  Shares                                                            Value
---------                                                        ------------
Consumer Staples (continued)
    1,150   Central European Distribution Corp.+ .............   $    22,655
    4,855   Church & Dwight Co., Inc. ........................       272,463
    5,000   Coca-Cola Co. (The) ..............................       226,350
    1,660   Colgate-Palmolive Co. ............................       113,776
    5,600   ConAgra Foods, Inc. ..............................        92,400
    6,390   Constellation Brands, Inc., Class A+ .............       100,770
    2,700   Corn Products International, Inc. ................        77,895
      750   Costco Wholesale Corp. ...........................        39,375
   27,580   CVS/Caremark Corp. ...............................       792,649
    4,900   Dean Foods Co.+ ..................................        88,053
    1,400   Estee Lauder Cos., Inc. (The), Class A ...........        43,344
      900   General Mills, Inc. ..............................        54,675
    1,250   Hansen Natural Corp.+ ............................        41,913
    6,500   HJ Heinz Co. .....................................       244,400
      600   JM Smucker Co. (The) .............................        26,016
      210   Kellogg Co. ......................................         9,209
      700   Kimberly-Clark Corp. .............................        36,918
    7,050   Kraft Foods, Inc., Class A .......................       189,292
    9,200   Kroger Co. (The) .................................       242,972
    6,500   Molson Coors Brewing Co., Class B ................       317,980
    1,900   Pepsi Bottling Group, Inc. .......................        42,769
    5,930   PepsiCo, Inc. ....................................       324,786
   17,250   Philip Morris International, Inc. ................       750,548
   10,750   Procter & Gamble Co. .............................       664,565
    1,900   Ralcorp Holdings, Inc.+ ..........................       110,960
      750   Reynolds American, Inc. ..........................        30,232
    2,250   Safeway, Inc. ....................................        53,483
    1,400   SUPERVALU, Inc. ..................................        20,440
   10,700   Tyson Foods, Inc., Class A .......................        93,732
    1,600   Universal Corp. ..................................        47,792
    2,400   Walgreen Co. .....................................        59,208
   20,630   Wal-Mart Stores, Inc. ............................    1, 156,518
                                                                 ------------
                                                                   7, 440,711
                                                                 ------------

  Shares                                                             Value
---------                                                        ------------
Energy -- 12.2%
      900   Anadarko Petroleum Corp. .........................   $    34,695
      300   Apache Corp. .....................................        22,359
    1,600   Atwood Oceanics, Inc.+ ...........................        24,448
    1,400   Cameron International Corp.+ .....................       28,700
   11,650   Chevron Corp. ....................................       861,750
    1,400   Cimarex Energy Co. ...............................        37,492
    4,600   ConocoPhillips ...................................       238,280
    3,200   Consol Energy, Inc. ..............................        91,456
    4,500   Devon Energy Corp. ...............................       295,695
      900   Diamond Offshore Drilling, Inc. ..................        53,046
   24,500   El Paso Corp. ....................................       191,835
      500   EOG Resources, Inc. ..............................        33,290
   34,250   Exxon Mobil Corp. ................................    2, 734,178
    4,300   Forest Oil Corp.+ ................................        70,907
      900   Halliburton Co. ..................................        16,362
      450   Hess Corp. .......................................        24,138
   20,300   Marathon Oil Corp. ...............................       555,408
    2,500   Massey Energy Co. ................................        34,475
      400   Murphy Oil Corp. .................................        17,740
      550   National Oilwell Varco, Inc.+ ....................        13,442
    4,800   Newfield Exploration Co.+ ........................        94,800
    1,350   Noble Corp. ......................................        29,821
    5,800   Noble Energy, Inc. ...............................       285,476
    4,200   Occidental Petroleum Corp. .......................       251,958
    1,950   Oil States International, Inc.+ ..................        36,446
      600   Peabody Energy Corp. .............................        13,650
   12,710   PetroHawk Energy Corp.+ ..........................       198,657
    1,650   Rowan, Inc. ......................................        26,235
    2,620   Schlumberger, Ltd. ...............................       110,905
      800   SEACOR Holdings, Inc.+ ...........................        53,320
   12,900   Southwestern Energy Co.+ .........................       373,713
    4,100   Sunoco, Inc. .....................................       178,186
      600   Teekay Corp. .....................................        11,790
    2,050   Tesoro Corp. .....................................        26,999
    2,400   Tidewater, Inc. ..................................        96,648

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                     DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

 Shares                                                                  Value
---------                                                              ---------
Energy (continued)
    2,650   Transocean, Ltd.+ ......................................   $ 125,212
    1,400   Valero Energy Corp. ....................................      30,296
    2,782   XTO Energy, Inc. .......................................      98,121
                                                                       ---------
                                                                       7,421,929
                                                                       ---------
Financials -- 11.4%
    2,655   ACE, Ltd. ..............................................     140,503
    1,350   Aflac, Inc. ............................................      61,884
    1,400   Allstate Corp. (The) ...................................      45,864
    1,400   American Express Co. ...................................      25,970
      750   Ameriprise Financial, Inc. .............................      17,520
    3,700   Annaly Capital Management, Inc. ........................      58,719
    2,500   AON Corp. ..............................................     114,200
    1,600   Arch Capital Group, Ltd.+ ..............................     112,160
    3,100   Astoria Financial Corp. ................................      51,088
   41,450   Bank of America Corp. ..................................     583,616
    6,954   Bank of New York Mellon Corp. (The) ....................     197,007
      750   BB&T Corp. .............................................      20,595
    4,200   Capital One Financial Corp. ............................     133,938
    4,970   Charles Schwab Corp. (The) .............................      80,365
    5,150   Chubb Corp. ............................................     262,650
   24,650   Citigroup, Inc. ........................................     165,402
       50   CME Group, Inc., Class A ...............................      10,405
    2,050   Discover Financial Services ............................      19,537
      900   Everest Re Group, Ltd. .................................      68,526
    6,300   Fifth Third Bancorp ....................................      52,038
      500   Franklin Resources, Inc. ...............................      31,890
    1,050   Genworth Financial, Inc., Class A ......................       2,972
    1,610   Goldman Sachs Group, Inc. (The) ........................     135,868
      750   Hartford Financial Services Group, Inc. ................      12,315
    3,200   Health Care REIT, Inc. .................................     135,040
   17,300   Hudson City Bancorp, Inc. ..............................     276,108

 Shares                                                                  Value
---------                                                              ---------
Financials (continued)
      350   IntercontinentalExchange, Inc.+ ........................   $  28,854
   29,955   JPMorgan Chase & Co. ...................................     944,481
    1,050   Loews Corp. ............................................      29,662
    1,800   Marshall & Ilsley Corp. ................................      24,552
    2,000   MetLife, Inc. ..........................................      69,720
    1,450   Morgan Stanley .........................................      23,258
   12,100   New York Community Bancorp, Inc. .......................     144,716
    4,350   Northern Trust Corp. ...................................     226,809
      750   NYSE Euronext ..........................................      20,535
    2,000   PartnerRe, Ltd. ........................................     142,540
      400   PNC Financial Services Group, Inc. .....................      19,600
    2,550   Prudential Financial, Inc. .............................      77,163
    4,100   Public Storage .........................................     325,950
    2,600   Raymond James Financial, Inc. ..........................      44,538
   10,020   Regions Financial Corp. ................................      79,759
      600   Simon Property Group, Inc. .............................      31,878
   16,600   SLM Corp.+ .............................................     147,740
    1,250   State Street Corp. .....................................      49,162
      500   SunTrust Banks, Inc. ...................................      14,770
    7,885   TD Ameritrade Holding Corp.+ ...........................     112,361
    4,950   Travelers Cos., Inc. (The) .............................     223,740
    7,600   U.S. Bancorp ...........................................     190,076
    5,800   Unum Group .............................................     107,880
   26,165   Wells Fargo & Co. ......................................     771,344
   12,300   Willis Group Holdings, Ltd. ............................     306,024
      650   XL Capital, Ltd., Class A ..............................       2,405
                                                                       ---------
                                                                       6,975,697
                                                                       ---------
Health Care -- 14.6%
   14,260   Abbott Laboratories ....................................     761,056
      950   Aetna, Inc. ............................................      27,075
    1,800   AMERIGROUP Corp.+ ......................................      53,136
    5,200   Amgen, Inc.+ ...........................................     300,300
    6,990   Baxter International, Inc. .............................     374,594

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                     DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

 Shares                                                                  Value
---------                                                              ---------
Health Care (continued)
    3,800   Becton Dickinson & Co. .................................   $ 259,882
      550   Biogen Idec, Inc.+ .....................................      26,197
    3,300   Boston Scientific Corp.+ ...............................      25,542
   27,605   Bristol-Myers Squibb Co. ...............................     641,816
      600   Cardinal Health, Inc. ..................................      20,682
    2,000   Celgene Corp.+ .........................................     110,560
    2,400   Cephalon, Inc.+ ........................................     184,896
      900   Cigna Corp. ............................................      15,165
    1,700   Eli Lilly & Co. ........................................      68,459
    4,400   Endo Pharmaceuticals Holdings, Inc.+ ...................     113,872
    7,150   Express Scripts, Inc., Class A+ ........................     393,107
      300   Facet Biotech Corp.+ ...................................       2,877
    1,600   Forest Laboratories, Inc.+ .............................      40,752
      900   Genzyme Corp.+ .........................................      59,733
   16,245   Gilead Sciences, Inc.+ .................................     830,769
    1,200   Health Net, Inc.+ ......................................      13,068
    9,200   Hologic, Inc.+ .........................................     120,244
    8,100   Hospira, Inc.+ .........................................     217,242
      400   Illumina, Inc.+ ........................................      10,420
      650   Inverness Medical Innovations, Inc.+ ...................      12,291
   17,800   Johnson & Johnson ......................................   1,064,974
    2,100   Kinetic Concepts, Inc.+ ................................      40,278
   28,400   King Pharmaceuticals, Inc.+ ............................     301,608
    2,600   Laboratory Corp. of America Holdings+ ..................     167,466
    1,180   Life Technologies Corp.+ ...............................      27,506
    1,790   Medco Health Solutions, Inc.+ ..........................      75,019
      950   Medtronic, Inc. ........................................      29,849
    3,250   Merck & Co., Inc. ......................................      98,800
   15,900   Mylan, Inc.+ ...........................................     157,251
    5,005   Omnicare, Inc. .........................................     138,939
    1,500   PDL BioPharma, Inc. ....................................       9,270
    1,844   Perrigo Co. ............................................      59,580
   54,450   Pfizer, Inc. ...........................................     964,310
    4,300   Quest Diagnostics, Inc. ................................     223,213

 Shares                                                                  Value
---------                                                              ---------
Health Care (continued)
    1,500   Schering-Plough Corp. ..................................   $  25,545
    1,600   St. Jude Medical, Inc.+ ................................      52,736
    6,545   Thermo Fisher Scientific, Inc.+ ........................     222,988
    2,050   UnitedHealth Group, Inc. ...............................      54,530
    5,750   Varian Medical Systems, Inc.+ ..........................     201,480
      400   Varian, Inc.+ ..........................................      13,404
    2,900   Warner Chilcott, Ltd., Class A+ ........................      42,050
    4,750   Watson Pharmaceuticals, Inc.+ ..........................     126,207
    1,650   WellCare Health Plans, Inc.+ ...........................      21,219
    1,700   Wyeth ..................................................      63,767
      600   Zimmer Holdings, Inc.+ .................................      24,252
                                                                       ---------
                                                                       8,889,976
                                                                       ---------
Industrials -- 14.3%
   11,400   3M Co. .................................................     655,956
    1,650   Ametek, Inc. ...........................................      49,847
   10,100   AMR Corp.+ .............................................     107,767
    1,500   Avery Dennison Corp. ...................................      49,095
      900   Boeing Co. .............................................      38,403
      450   Burlington Northern Santa Fe Corp. .....................      34,069
    1,000   Caterpillar, Inc. ......................................      44,670
    2,345   CH Robinson Worldwide, Inc. ............................     129,045
    2,700   Continental Airlines, Inc., Class B+ ...................      48,762
      600   CSX Corp. ..............................................      19,482
    3,950   Cummins, Inc. ..........................................     105,583
    3,585   Danaher Corp. ..........................................     202,947
    7,700   Deere & Co. ............................................     295,064
    6,500   Dover Corp. ............................................     213,980
    2,200   Dun & Bradstreet Corp. .................................     169,840
    1,200   Emerson Electric Co. ...................................      43,932
    4,300   Equifax, Inc. ..........................................     114,036

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                     DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

 Shares                                                              Value
---------                                                        --------------
Industrials (continued)
    1,900   Fastenal Co. .....................................   $       66,215
      350   First Solar, Inc.+ ...............................           48,286
      600   Flowserve Corp. ..................................           30,900
    1,000   Fluor Corp. ......................................           44,870
    1,150   Foster Wheeler, Ltd.+ ............................           26,887
    1,350   Gardner Denver, Inc.+ ............................           31,509
   10,750   General Dynamics Corp. ...........................          619,093
   23,850   General Electric Co. .............................          386,370
    4,400   Goodrich Corp. ...................................          162,888
    1,740   Honeywell International, Inc. ....................           57,124
      900   Illinois Tool Works, Inc. ........................           31,545
    1,650   Ingersoll-Rand Co., Ltd., Class A ................           28,628
    1,000   Jacobs Engineering Group, Inc.+ ..................           48,100
    6,500   Joy Global, Inc. .................................          148,785
    4,500   L-3 Communications Holdings, Inc., Class 3 .......          332,010
    2,305   Lockheed Martin Corp. ............................          193,804
      800   Manitowoc Co., Inc. (The) ........................            6,928
   12,900   Masco Corp. ......................................          143,577
    3,850   Norfolk Southern Corp. ...........................          181,143
    3,800   Northrop Grumman Corp. ...........................          171,152
    1,150   Overseas Shipholding .............................           48,426
      550   Parker Hannifin Corp. ............................           23,397
    2,800   Pitney Bowes, Inc. ...............................           71,344
   11,800   Raytheon Co. .....................................          602,272
    5,700   Republic Services, Inc., Class A .................          141,303
      750   Rockwell Collins, Inc. ...........................           29,318
    5,100   RR Donnelley & Sons Co. ..........................           69,258
      200   Seaboard Corp. ...................................          238,800
      130   Shaw Group, Inc. (The)+ ..........................            2,661
    1,650   Southwest Airlines Co. ...........................           14,223
    1,350   SPX Corp. ........................................           54,742
    2,250   Trinity Industries, Inc. .........................           35,460
   16,650   Tyco International, Ltd. .........................          359,640
   15,035   Union Pacific Corp. ..............................          718,673

 Shares                                                              Value
---------                                                        ---------------
Industrials (continued)
      800   United Parcel Service, Inc., Class B .............   $       44,128
   14,950   United Technologies Corp. ........................          801,320
    3,100   URS Corp.+ .......................................          126,387
    3,600   UTi Worldwide, Inc. ..............................           51,624
      850   Wabtec Corp. .....................................           33,788
    3,190   Waste Connections, Inc.+ .........................          100,708
      750   WW Grainger, Inc. ................................           59,130
                                                                 ---------------
                                                                       8,708,894
                                                                 ---------------
Information Technology -- 17.6%
    4,600   Accenture, Ltd., Class A .........................          150,834
   12,600   Agilent Technologies, Inc.+ ......................          196,938
    2,150   Alliance Data Systems Corp.+ .....................          100,039
    1,400   Altera Corp. .....................................           23,394
    7,000   Amdocs, Ltd.+ ....................................          128,030
    1,800   Ansys, Inc.+ .....................................           50,202
    2,080   Apple, Inc.+ .....................................          177,528
    3,000   Autodesk, Inc.+ ..................................           58,950
    1,400   Automatic Data Processing, Inc. ..................           55,076
    2,600   Avnet, Inc.+ .....................................           47,346
    3,250   Avocent Corp.+ ...................................           58,207
   17,000   BMC Software, Inc.+ ..............................          457,470
    3,530   Broadcom Corp., Class A+ .........................           59,904
   13,100   CA, Inc. .........................................          242,743
   26,100   Cisco Systems, Inc.+ .............................          425,430
    5,300   Computer Sciences Corp.+ .........................          186,242
    1,450   Corning, Inc. ....................................           13,819
    3,250   Dell, Inc.+ ......................................           33,280
    2,000   Dolby Laboratories, Inc., Class A+ ...............           65,520
    1,700   DST Systems, Inc.+ ...............................           64,566
    2,650   eBay, Inc.+ ......................................           36,994
    8,700   EchoStar Corp., Class A+ .........................          129,369
    2,700   EMC Corp.+ .......................................           28,269
    1,535   Equinix, Inc.+ ...................................           81,647
    3,800   Fiserv, Inc.+ ....................................          138,206

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                     DECEMBER 31, 2008 [LOGO]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

 Shares                                                              Value
---------                                                        --------------
Information Technology (continued)
      760   Google, Inc., Class A+ ...........................   $      233,814
    9,000   Harris Corp. .....................................          342,450
    4,900   Hewitt Associates, Inc., Class A+ ................          139,062
   18,450   Hewlett-Packard Co. ..............................          669,551
    3,400   IAC/InterActive Corp.+ ...........................           53,482
    4,250   Ingram Micro, Inc., Class A+ .....................           56,908
    2,600   Integrated Device Technology, Inc.+ ..............           14,586
   16,800   Intel Corp. ......................................          246,288
   14,550   International Business Machines Corp. ............        1,224,528
    9,800   Intuit, Inc.+ ....................................          233,142
    1,800   Jabil Circuit, Inc. ..............................           12,150
    1,950   Lexmark International, Inc., Class A+ ............           52,455
   23,000   LSI Corp.+ .......................................           75,670
      350   Mastercard, Inc., Class A ........................           50,026
    5,390   McAfee, Inc.+ ....................................          186,332
    3,300   Metavante Technologies, Inc.+ ....................           53,163
    1,855   Microsemi Corp.+ .................................           23,447
   77,740   Microsoft Corp. ..................................        1,511,265
    6,000   Netease.com ADR+ .................................          132,600
    4,300   Nintendo Co., Ltd. ADR ...........................          205,325
   12,700   Novell, Inc.+ ....................................           49,403
   53,971   Oracle Corp.+ ....................................          956,906
    3,800   Parametric Technology Corp.+ .....................           48,070
    3,200   Plantronics, Inc. ................................           42,240
    1,070   Polycom, Inc.+ ...................................           14,456
    2,350   QLogic Corp.+ ....................................           31,584
    2,350   QUALCOMM, Inc. ...................................           84,200
    2,400   Quest Software, Inc.+ ............................           30,216
   28,200   Sun Microsystems, Inc.+ ..........................          107,724
    4,010   Sybase, Inc.+ ....................................           99,328
   14,150   Symantec Corp.+ ..................................          191,308
    5,200   Synopsys, Inc.+ ..................................           96,304
    1,950   Texas Instruments, Inc. ..........................           30,264

 Shares                                                              Value
---------                                                        --------------
Information Technology (continued)
      750   Tyco Electronics, Ltd. ...........................   $       12,157
    7,000   VeriSign, Inc.+ ..................................          133,560
    2,700   Vishay Intertechnology, Inc.+ ....................            9,234
    1,900   WebMD Health Corp., Class A+ .....................           44,821
    2,400   Western Digital Corp.+ ...........................           27,480
    8,250   Western Union Co. (The) ..........................          118,305
    4,085   Xilinx, Inc. .....................................           72,795
    1,700   Yahoo!, Inc.+ ....................................           20,740
                                                                 --------------
                                                                     10,747,342
                                                                 --------------
Materials -- 3.5%
      450   AK Steel Holding Corp. ...........................            4,194
   11,400   Crown Holdings, Inc.+ ............................          218,880
      500   Cytec Industries, Inc. ...........................           10,610
      950   Dow Chemical Co. (The) ...........................           14,335
      900   EI Du Pont de Nemours & Co. ......................           22,770
    5,750   FMC Corp. ........................................          257,198
      750   Freeport-McMoRan Copper & Gold, Inc. .............           18,330
    1,000   Greif, Inc., Class A .............................           33,430
    1,950   International Paper Co. ..........................           23,010
    1,800   Intrepid Potash, Inc.+ ...........................           37,386
    1,300   Lubrizol Corp. ...................................           47,307
    3,350   Monsanto Co. .....................................          235,672
    2,650   Mosaic Co. (The) .................................           91,690
      800   Newmont Mining Corp. .............................           32,560
      600   Nucor Corp. ......................................           27,720
    3,050   Olin Corp. .......................................           55,144
    7,600   Owens-Illinois, Inc.+ ............................          207,708
    5,955   Pactiv Corp.+ ....................................          148,160
    5,600   PPG Industries, Inc. .............................          237,608
    4,300   Praxair, Inc. ....................................          255,248
    1,250   Reliance Steel & Aluminum Co. ....................           24,925
    1,300   Rock-Tenn Co., Class A ...........................           44,434
    1,450   RPM International, Inc. ..........................           19,271

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                     DECEMBER 31, 2008 [LOG0]
SCHEDULE OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

 Shares                                                              Value
---------                                                        --------------
Materials (continued)
      600   Scotts Miracle-Gro Co. (The), Class A ............   $       17,832
    1,400   Terra Industries, Inc. ...........................           23,338
      450   United States Steel Corp. ........................           16,740
      600   Weyerhaeuser Co. .................................           18,366
                                                                 --------------
                                                                      2,143,866
                                                                 --------------
Telecommunication Services -- 4.2%
      505   American Tower Corp., Class A+ ...................           14,807
   51,600   AT&T, Inc. .......................................        1,470,600
    6,700   CenturyTel, Inc.                                            183,111
    1,850   Leap Wireless International, Inc.+ ...............           49,747
    5,710   MetroPCS Communications, Inc.+ ...................           84,793
    6,100   NII Holdings, Inc.+ ..............................          110,898
    1,000   US Cellular Corp.+ ...............................           43,240
   18,655   Verizon Communications, Inc. .....................          632,404
                                                                 --------------
                                                                      2,589,600
                                                                 --------------
Utilities -- 5.1%
    7,400   AES Corp. (The)+ .................................           60,976
      750   American Electric Power Co., Inc. ................           24,960
   11,700   Centerpoint Energy, Inc. .........................          147,654
   10,350   CMS Energy Corp. .................................          104,639
      900   Constellation Energy Group, Inc. .................           22,581
      500   DTE Energy Co. ...................................           17,835
    5,050   Duke Energy Corp. ................................           75,800
      950   Edison International .............................           30,514
    4,055   Exelon Corp. .....................................          225,499
      750   FirstEnergy Corp. ................................           36,435
    1,500   Idacorp, Inc. ....................................           44,175
    6,600   MDU Resources Group, Inc. ........................          142,428
    6,700   Mirant Corp.+ ....................................          126,429
      100   New Jersey Resources Corp. .......................            3,935

 Shares                                                              Value
---------                                                        ---------------
Utilities (continued)
    9,900   NiSource, Inc. ...................................   $      108,603
    5,600   Northeast Utilities ..............................          134,736
   10,200   NRG Energy, Inc.+ ................................          237,966
    8,500   NV Energy, Inc. ..................................           84,065
    3,400   OGE Energy Corp. .................................           87,652
    4,300   Oneok, Inc. ......................................          125,216
    7,300   Pepco Holdings, Inc. .............................          129,648
    9,200   PG&E Corp. .......................................          356,132
    4,500   Pinnacle West Capital Corp. ......................          144,585
    2,100   Portland General Electric Co. ....................           40,887
    5,400   PPL Corp. ........................................          165,726
      800   Progress Energy, Inc. ............................           31,880
      800   Questar Corp. ....................................           26,152
      900   Sempra Energy ....................................           38,367
    6,500   Southern Co. .....................................          240,500
    3,500   Westar Energy, Inc. ..............................           71,785
                                                                 ---------------
                                                                      3,087,760
                                                                 ---------------
Total Common Stock
(Cost $67,808,516)                                                   65,052,489
                                                                 ---------------

                     Maturity
                       Date               Par
                     --------           --------
REPURCHASE AGREEMENT -- 0.1%
Agreement with JPMorgan, 0.01%
     dated 12/31/08 to be repurchased at $82,250,
     collateralized by$85,000 U.S. Treasury Inflation Bonds,
     2.375%, due 04/15/11(market value $90,761)

(Cost $82,250) 01/02/09                 $ 82,250                         82,250
                                                                 --------------
Total Investments -- 106.8%
(Cost $67,890,766)                                                   65,134,739
Other Assets & Liabilities, Net -- (6.8)%                            (4,161,843)
                                                                 --------------
NET ASSETS -- 100.0%                                             $   60,972,896
                                                                 ==============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                     DECEMBER 31, 2008 [LOGO]
SCHEDULE OF SECURITIES SOLD SHORT
--------------------------------------------------------------------------------

  Shares                                                           Value
---------                                                       -----------
COMMON STOCK -- (20.7)%

Consumer Discretionary -- (3.6)%
    1,500   Abercrombie & Fitch Co., Class A ................   $    34,605
    4,700   Amazon.com, Inc.+ ...............................       241,016
    1,100   Autoliv, Inc. SDR ...............................        23,606
    2,500   Black & Decker Corp. ............................       104,525
    3,400   BorgWarner, Inc. ................................        74,018
      200   Clear Channel Outdoor Holdings, Inc., Class A+ ..         1,230
      300   CTC Media, Inc.+ ................................         1,440
    2,500   Darden Restaurants, Inc. ........................        70,450
      500   DeVry, Inc. .....................................        28,705
    1,100   Dick's Sporting Goods, Inc.+ ....................        15,521
    1,200   DreamWorks Animation SKG, Inc., Class A+ ........        30,312
    1,350   Fortune Brands, Inc. ............................        55,728
    2,200   Gentex Corp. ....................................        19,426
    1,100   Harley-Davidson, Inc. ...........................        18,667
    2,200   Honda Motor Co., Ltd. ADR .......................        46,948
      500   Interactive Data Corp. ..........................        12,330
    3,600   International Game Technology ...................        42,804
    3,300   J.C. Penney Co., Inc. ...........................        65,010
      400   Lamar Advertising Co., Class A+ .................         5,024
    4,800   Liberty Global, Inc., Class A+ ..................        76,416
    6,300   Macy's, Inc. ....................................        65,205
    2,200   Marriott International, Inc., Class A ...........        42,790
      400   Matthews International Corp., Class A ...........        14,672
    1,800   MDC Holdings, Inc. ..............................        54,540
    1,000   Mohawk Industries, Inc.+ ........................        42,970
    1,100   Morningstar, Inc.+ ..............................        39,050
    7,000   News Corp., Class A .............................        63,630
    2,800   Nordstrom, Inc. .................................        37,268
    2,110   Scholastic Corp. ................................        28,654

  Shares                                                           Value
---------                                                       -----------
Consumer Discretionary (continued)
    1,300   Scripps Networks Interactive, Inc., Class A .....   $    28,600
      550   Sears Holdings Corp.+ ...........................        21,379
    4,000   Service Corp. International .....................        19,880
    2,050   Stanley Works (The) .............................        69,905
   23,950   Starbucks Corp.+ ................................       226,567
    2,800   Starwood Hotels & Resorts Worldwide, Inc. .......        50,120
      300   Strayer Education, Inc. .........................        64,323
    2,715   Tiffany & Co. ...................................        64,155
    1,750   Tupperware Brands Corp. .........................        39,725
    2,660   Walt Disney Co. (The) ...........................        60,355
    2,400   Weight Watchers International, Inc. .............        70,608
    1,200   Whirlpool Corp. .................................        49,620
    1,750   Yum! Brands, Inc. ...............................        55,125
                                                                -----------
                                                                  2,176,922
                                                                -----------

Consumer Staples -- (1.4)%
    1,375   Brown-Forman Corp., Class B .....................        70,799
      700   Central European Distribution Corp.+ ............        13,790
      550   Clorox Co. ......................................        30,558
      770   Colgate-Palmolive Co. ...........................        52,776
    1,100   Costco Wholesale Corp. ..........................        57,750
    2,850   Dean Foods Co.+ .................................        51,215
    1,200   Energizer Holdings, Inc.+ .......................        64,968
    3,200   Hershey Co. (The) ...............................       111,168
    1,350   Kimberly-Clark Corp. ............................        71,199
    1,750   Pepsi Bottling Group, Inc. ......................        39,392
    2,700   Safeway, Inc. ...................................        64,179
    3,200   Sara Lee Corp. ..................................        31,328
    2,200   Unilever NV .....................................        54,010
    1,190   UST, Inc. .......................................        82,562
    1,600   Walgreen Co. ....................................        39,472
                                                                -----------
                                                                    835,166
                                                                -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                     DECEMBER 31, 2008 [LOGO]
SCHEDULE OF SECURITIES SOLD SHORT - (CONTINUED)
--------------------------------------------------------------------------------

  Shares                                                       Value
---------                                                   -----------
Energy -- (1.4)%
      700   Apache Corp. ................................   $    52,171
    1,200   Baker Hughes, Inc. ..........................        38,484
    1,500   Cabot Oil & Gas Corp. .......................        39,000
    1,300   Cimarex Energy Co. ..........................        34,814
    1,150   CNX Gas Corp.+ ..............................        31,395
    2,300   ConocoPhillips ..............................       119,140
    2,700   Continental Resources, Inc.+ ................        55,917
      550   Diamond Offshore Drilling, Inc. .............        32,417
    1,600   Frontier Oil Corp. ..........................        20,208
    1,200   Hess Corp. ..................................        64,368
      700   Holly Corp. .................................        12,761
    2,600   Murphy Oil Corp. ............................       115,310
    1,500   Nabors Industries, Ltd.+ ....................        17,955
      600   Quicksilver Resources, Inc.+ ................         3,342
    1,000   Range Resources Corp. .......................        34,390
    8,200   Spectra Energy Corp. ........................       129,068
    1,100   Suncor Energy, Inc. .........................        21,450
      700   Ultra Petroleum Corp.+ ......................        24,157
      800   XTO Energy, Inc. ............................        28,216
                                                            -----------
                                                                874,563
                                                            -----------
Financials -- (2.2)%
      900   Affiliated Managers Group, Inc.+ ............        37,728
    4,400   Aflac, Inc. .................................       201,696
      140   Alexander's, Inc. ...........................        35,686
    4,400   American Express Co. ........................        81,620
    4,300   Arthur J. Gallagher & Co. ...................       111,413
      750   City National Corp. .........................        36,525
      500   CNA Financial Corp. .........................         8,220
    3,700   Comerica, Inc. ..............................        73,445
    4,000   Eaton Vance Corp. ...........................        84,040
    3,200   Fidelity National Financial, Inc., Class A ..        56,800
    1,100   First American Corp. ........................        31,779
    3,100   First Horizon National Corp. ................        32,767
    2,200   Host Hotels & Resorts, Inc. .................        16,654
    1,900   Jefferies Group, Inc. .......................        26,714

  Shares                                                       Value
---------                                                   -----------
Financials (continued)
    7,300   Keycorp .....................................   $    62,196
    1,350   Legg Mason, Inc. ............................        29,578
    2,700   Leucadia National Corp. .....................        53,460
    4,950   Moody's Corp. ...............................        99,445
      700   MSCI, Inc., Class A+ ........................        12,432
      300   Odyssey Re Holdings Corp. ...................        15,543
    1,900   People's United Financial, Inc. .............        33,877
    3,500   Progressive Corp. (The) .....................        51,835
      400   Stifel Financial Corp.+ .....................        18,340
      550   Student Loan Corp. (The) ....................        22,550
      100   T Rowe Price Group, Inc. ....................         3,544
    1,800   Taubman Centers, Inc. .......................        45,828
      550   Vornado Realty Trust ........................        33,193
    2,100   Webster Financial Corp. .....................        28,938
                                                            -----------
                                                              1,345,846
                                                            -----------
Health Care -- (2.2)%
    4,385   Allergan, Inc. ..............................       176,803
      850   Beckman Coulter, Inc. .......................        37,349
      500   Celgene Corp.+ ..............................        27,640
    3,350   Health Net, Inc.+ ...........................        36,482
      750   Henry Schein, Inc.+ .........................        27,517
    1,250   Idexx Laboratories, Inc.+ ...................        45,100
      600   Intuitive Surgical, Inc.+ ...................        76,194
    1,095   Johnson & Johnson ...........................        65,514
      910   Laboratory Corp. of America Holdings+ .......        58,613
    2,600   Merck & Co., Inc. ...........................        79,040
    2,700   Novo Nordisk ADR ............................       138,753
   11,800   Schering-Plough Corp. .......................       200,954
    4,650   Sepracor, Inc.+ .............................        51,057
    6,900   UnitedHealth Group, Inc. ....................       183,540
    2,200   Vertex Pharmaceuticals, Inc.+ ...............        66,836
      500   Waters Corp.+ ...............................        18,325
    1,220   Zimmer Holdings, Inc.+ ......................        49,313
                                                            -----------
                                                              1,339,030
                                                            -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                     DECEMBER 31, 2008 [LOGO]
SCHEDULE OF SECURITIES SOLD SHORT - (CONTINUED)
--------------------------------------------------------------------------------

  Shares                                                                Value
---------                                                           ------------
Industrials -- (3.0)%
      710   3M Co. ..............................................   $     40,853
    1,350   Alexander & Baldwin, Inc. ...........................         33,831
    1,600   Ametek, Inc. ........................................         48,336
    3,550   Avery Dennison Corp. ................................        116,191
      455   Carlisle Cos., Inc. .................................          9,419
    4,900   Caterpillar, Inc. ...................................        218,883
    2,800   Clarcor, Inc. .......................................         92,904
    1,500   Con-way, Inc. .......................................         39,900
    2,030   Copart, Inc.+ .......................................         55,196
      700   Covanta Holding Corp.+ ..............................         15,372
    2,200   Donaldson Co., Inc. .................................         74,030
      870   Dun & Bradstreet Corp. ..............................         67,164
    7,550   Iron Mountain, Inc.+ ................................        186,712
    2,650   Kansas City Southern+ ...............................         50,483
    1,150   Landstar System, Inc. ...............................         44,194
    4,000   Monster Worldwide, Inc.+ ............................         48,360
    1,100   PACCAR, Inc. ........................................         31,460
    2,150   Pitney Bowes, Inc. ..................................         54,782
      500   Precision Castparts Corp. ...........................         29,740
    2,200   Robert Half  International, Inc. ....................         45,804
    2,700   Rollins, Inc. .......................................         48,816
    3,675   Roper Industries, Inc. ..............................        159,532
    3,800   Textron, Inc. .......................................         52,706
    1,150   Toro Co. ............................................         37,950
      150   TransDigm Group, Inc.+ ..............................          5,035
    4,140   United Parcel Service, Inc., Class B ................        228,362
    1,900   USG Corp.+ ..........................................         15,276
                                                                    ------------
                                                                       1,851,291
                                                                    ------------
Information Technology -- (4.0)%
    6,600   Adobe Systems, Inc.+ ................................        140,514
    9,200   Alcatel-Lucent ADR ..................................         19,780
    4,100   Apple, Inc.+ ........................................        349,935
    5,600   Applied Materials, Inc. .............................         56,728
      990   Cisco Systems, Inc.+ ................................         16,137
    1,100   Citrix Systems, Inc.+ ...............................         25,927
    1,480   Cognizant Technology Solutions Corp., Class A+ ......         26,729

  Shares                                                                Value
---------                                                           ------------
Information Technology (continued)
   18,200   Corning, Inc. .......................................   $    173,446
      800   Dolby Laboratories, Inc., Class A+ ..................         26,208
      700   Electronic Arts, Inc.+ ..............................         11,228
   19,000   EMC Corp.+ ..........................................        198,930
    1,950   Fidelity National Information Services, Inc. ........         31,726
    1,950   Fiserv, Inc.+ .......................................         70,922
    2,570   Gartner, Inc.+ ......................................         45,823
      370   Google, Inc., Class A+ ..............................        113,831
    2,700   IAC/InterActive Corp.+ ..............................         42,471
    2,900   Imation Corp. .......................................         39,353
   26,200   Intel Corp. .........................................        384,092
      750   Itron, Inc.+ ........................................         47,805
    1,720   Jack Henry & Associates, Inc. .......................         33,385
    2,600   Kla-Tencor Corp. ....................................         56,654
    2,400   Lam Research Corp.+ .................................         51,072
    3,800   Linear Technology Corp. .............................         84,056
    5,500   Macrovision Solutions Corp.+ ........................         69,575
      400   Microchip Technology, Inc. ..........................          7,812
    2,675   Nvidia Corp.+ .......................................         21,587
      500   QUALCOMM, Inc. ......................................         17,915
    1,600   Salesforce.com, Inc.+ ...............................         51,216
    3,400   SanDisk Corp.+ ......................................         32,640
    4,900   Sun Microsystems, Inc.+ .............................         18,718
    1,200   Varian Semiconductor Equipment Associates, Inc.+ ....         21,744
    2,150   VeriSign, Inc.+ .....................................         41,022
    5,500   Yahoo!, Inc.+ .......................................         67,100
    1,750   Zebra Technologies Corp., Class A+ ..................         35,455
                                                                    ------------
                                                                       2,431,536
                                                                    ------------
Materials -- (1.5)%
    1,800   Commercial Metals Co. ...............................         21,366
    2,500   Crown Holdings, Inc.+ ...............................         48,000
    3,050   Ecolab, Inc. ........................................        107,207

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                     DECEMBER 31, 2008 [LOGO]
SCHEDULE OF SECURITIES SOLD SHORT - (CONTINUED)
--------------------------------------------------------------------------------

  Shares                                                                Value
---------                                                           ------------
Materials (continued)
    1,100   International Flavors & Fragrances, Inc. ............   $     32,692
    7,300   International Paper Co. .............................         86,140
    3,600   Nalco Holding Co. ...................................         41,544
    1,500   Owens-Illinois, Inc.+ ...............................         40,995
    2,000   Pactiv Corp.+ .......................................         49,760
      500   PPG Industries, Inc. ................................         21,215
    4,355   Praxair, Inc. .......................................        258,513
    1,600   Sigma-Aldrich Corp. .................................         67,584
    3,500   Weyerhaeuser Co. ....................................        107,135
                                                                    ------------
                                                                         882,151
                                                                    ------------
Telecommunication Services -- (0.5)%
    4,600   American Tower Corp., Class A+ ......................        134,872
    3,500   Crown Castle International Corp.+ ...................         61,530
    1,100   Embarq Corp. ........................................         39,556
    2,350   NII Holdings, Inc.+ .................................         42,723
    2,300   Windstream Corp. ....................................         21,160
                                                                    ------------
                                                                         299,841
                                                                    ------------
Utilities -- (0.9)%
    1,500   Allegheny Energy, Inc. ..............................         50,790
    1,100   Energen Corp. .......................................         32,263
    2,000   Equitable Resources, Inc. ...........................         67,100
    3,300   Exelon Corp. ........................................        183,513
    5,800   PPL Corp. ...........................................        178,002
    5,200   Reliant Energy, Inc.+ ...............................         30,056
    1,000   WGL Holdings, Inc. ..................................         32,690
                                                                    ------------
                                                                         574,414
                                                                    ------------
Total Common Stock
(Proceeds $13,276,397)                                                12,610,760
                                                                    ------------

  Shares                                                                Value
---------                                                           ------------
INVESTMENT COMPANY -- (0.1)%
    4,130   Technology Select SPDR ..............................   $     63,644
                                                                    ------------
Total Investment Company
(Proceeds $83,189)                                                        63,644
                                                                    ------------
Total Securities Sold Short -- (20.8)%
(Proceeds $13,359,586)                                              $ 12,674,404
                                                                    ------------

   + Non-income producing security

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
SDR - Swedish Depositary Receipt
SPDR - Standard and Poor's 500 Depositary Receipt

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES                                      [LOGO]
DECEMBER 31, 2008
--------------------------------------------------------------------------------

                                                                                                         DOW JONES       WILSHIRE
                                                  LARGE          LARGE         SMALL         SMALL        WILSHIRE      LARGE CAP
                                                 COMPANY        COMPANY       COMPANY       COMPANY         5000           CORE
                                                 GROWTH          VALUE         GROWTH        VALUE          INDEX         130/30
                                                PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO        FUND
                                               ------------   -----------   -----------   -----------   ------------   ------------
ASSETS:
Investments, at value (Note 2) .............   $197,770,953   $26,542,475   $ 5,430,860   $ 8,634,604   $157,780,185   $ 65,134,739
Cash .......................................             --            --            --            --             --        251,717
Receivable for Portfolio shares sold .......      2,987,269     2,908,449           878         1,078        816,078      8,383,323
Receivable for investment securities
   sold ....................................      2,631,874       147,463        12,274        64,204     18,621,567         77,140
Receivable from investment advisor .........             --            --            --            --             --         21,280
Dividends and interest receivable ..........        247,951        56,225         2,994        17,761        347,496         65,170
Dividend reclaim receivable ................         18,741            --             3            --             --             --
Prepaid expenses and other assets ..........         20,255        13,406        11,813        12,841         30,649         16,061
                                               ------------   -----------   -----------   -----------   ------------   ------------
   Total Assets ............................   $203,677,043   $29,668,018   $ 5,458,822   $ 8,730,488   $177,595,975   $ 73,949,430
                                               ------------   -----------   -----------   -----------   ------------   ------------
LIABILITIES:
Payable to Custodian .......................        349,717            --            --            --      8,910,812             --
Securities sold short, at value ............             --            --            --            --             --     12,674,404
Payable for Portfolio shares redeemed ......      1,021,299        35,163        14,120        41,845      4,626,029        108,563
Payable for investment  securities
purchased ..................................      1,483,943        40,490            --        20,283      9,290,554        134,773
Investment advisory fees  payable
(Note 3) ...................................        125,230        16,461         1,096         1,732         13,923             --
Distribution fees payable (Note 4) .........         60,563        11,276         1,070         2,440         28,493          8,135
Administration fees payable ................         11,688         1,536           307           485          9,746          1,645
Chief compliance officer fees payable ......          6,224           774           168           253          5,056            590
Trustees' fees payable .....................          1,899           236            51            77          1,543            180
Dividends on short sales ...................             --            --            --            --             --         11,802
Accrued expenses and other payables ........        253,679        34,810        14,786        11,576        206,548         36,442
                                               ------------   -----------   -----------   -----------   ------------   ------------
   Total Liabilities .......................      3,314,242       140,746        31,598        78,691     23,092,704     12,976,534
                                               ------------   -----------   -----------   -----------   ------------   ------------
NET ASSETS .................................   $200,362,801   $29,527,272   $ 5,427,224   $ 8,651,797   $154,503,271   $ 60,972,896
                                               ============   ===========   ===========   ===========   ============   ============
NET ASSETS consist of:
Undistributed net investment income ........   $         --   $       987   $        --   $    27,262   $    302,374   $     62,832
Accumulated net realized loss  on
investments sold and  securities sold
short ......................................   (34,452,209)   (14,931,075)   (2,604,655)   (4,174,808)   (45,948,054)    (7,466,782)
Net unrealized depreciation of
investments and securities sold short ......   (35,597,334)    (7,762,540)   (1,082,461)   (1,854,337)   (10,536,066)    (2,070,845)
Paid-in Capital ............................    270,412,344    52,219,900     9,114,340    14,653,680    210,685,017     70,447,691
                                               ------------   -----------   -----------   -----------   ------------   ------------
NET ASSETS .................................   $200,362,801   $29,527,272   $ 5,427,224   $ 8,651,797   $154,503,271   $ 60,972,896
                                               ============   ===========   ===========   ===========   ============   ============
Investments, at cost (Note 2) ..............   $233,368,287   $34,305,015   $ 6,513,321   $10,488,941   $168,316,251   $ 67,890,766
Proceeds from short sales (Note 2) .........   $         --   $        --   $        --   $        --   $         --   $ 13,359,586

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)                        [LOGO]
DECEMBER 31, 2008
--------------------------------------------------------------------------------

                                                                                                          DOW JONES      WILSHIRE
                                                   LARGE          LARGE         SMALL         SMALL        WILSHIRE      LARGE CAP
                                                  COMPANY        COMPANY      COMPANY        COMPANY         5000           CORE
                                                   GROWTH         VALUE        GROWTH         VALUE          INDEX         130/30
                                                 PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO        FUND
                                                ------------   -----------   -----------   -----------   ------------   ------------
NET ASSETS:
Investment Class shares ....................    $118,682,504   $24,790,758   $ 5,272,882   $ 8,210,682   $ 98,032,187   $ 36,355,744
                                                ============   ===========   ===========   ===========   ============   ============
(50,000,000 shares authorized, per
  class, per Portfolio, par value $.001
  per share)+ Institutional Class shares ...    $ 81,680,297   $ 4,736,514   $   154,342   $   441,115   $ 55,088,369   $ 24,617,152
                                                ============   ===========   ===========   ===========   ============   ============
(50,000,000 shares authorized, per
   class, per Portfolio, par value $.001
   per share)+ Qualified Class shares ......             N/A           N/A           N/A           N/A   $    430,466            N/A
                                                ============   ===========   ===========   ===========   ============   ============
(50,000,000 shares authorized, per
   class, per Portfolio, par value $.001
   per share)+ Horace Mann Class shares ....             N/A           N/A           N/A           N/A   $    952,249            N/A
                                                ============   ===========   ===========   ===========   ============   ============
(50,000,000 shares authorized, per
   class, per Portfolio, par value $.001
   per share)+
SHARES OUTSTANDING:
Investment Class shares ....................       5,898,545     2,473,405       543,811       751,436     12,775,341      5,838,869
                                                ============   ===========   ===========   ===========   ============   ============
Institutional Class shares .................       3,941,374       473,198        15,386        40,044      7,186,976      3,937,226
                                                ============   ===========   ===========   ===========   ============   ============
Qualified Class shares .....................             N/A           N/A           N/A           N/A         56,154            N/A
                                                ============   ===========   ===========   ===========   ============   ============
Horace Mann Class shares ...................             N/A           N/A           N/A           N/A        124,342            N/A
                                                ============   ===========   ===========   ===========   ============   ============
INVESTMENT CLASS SHARES:
Net asset value, Offering and
   redemption  price per share .............    $      20.12   $     10.02   $      9.70   $     10.93   $       7.67   $       6.23
                                                ============   ===========   ===========   ===========   ============   ============
INSTITUTIONAL CLASS SHARES:
Net asset value, Offering and
   redemption  price per share .............    $      20.72   $     10.01   $     10.03   $     11.02   $       7.67   $       6.25
                                                ============   ===========   ===========   ===========   ============   ============
QUALIFIED CLASS SHARES:
Net asset value, Offering and
   redemption  price per share .............             N/A           N/A           N/A           N/A   $       7.67            N/A
                                                ============   ===========   ===========   ===========   ============   ============
HORACE MANN CLASS SHARES:
Net asset value, Offering and
   redemption  price per share .............             N/A           N/A           N/A           N/A   $       7.66            N/A
                                                ============   ===========   ===========   ===========   ============   ============

+ For the Wilshire Large Cap Core 130/30 Fund, (40,000,000 shares authorized, per class, par value $.001 per share).

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF OPERATIONS                                                  [LOGO]
FOR THE YEAR ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------

                                                  LARGE           LARGE         SMALL         SMALL        DOW JONES     WILSHIRE
                                                 COMPANY         COMPANY       COMPANY       COMPANY       WILSHIRE      LARGE CAP
                                                  GROWTH         VALUE          GROWTH        VALUE       5000 INDEX    CORE 130/30
                                                PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO         FUND
                                              -------------   ------------   -----------   -----------   ------------   -----------
INVESTMENT INCOME:
Dividends .................................   $   3,546,724   $  1,154,624   $    65,405   $   293,521   $  4,535,197   $   519,026
Interest ..................................         106,773          7,304         3,191         3,780         22,823         3,493
Short stock rebates (Note 2) ..............              --             --            --            --             --       119,969
Securities lending income .................         245,582         39,981        43,648        68,399        204,655            --
Foreign taxes withheld ....................          (1,716)        (1,498)         (267)          (75)          (665)         (362)
                                              -------------   ------------   -----------   -----------   ------------   -----------
   Total Income ...........................   $   3,897,363   $  1,200,411   $   111,977   $   365,625   $  4,762,010   $   642,126
                                              -------------   ------------   -----------   -----------   ------------   -----------
EXPENSES
Investment advisory fee (Note 3) ..........       2,603,309        334,147       116,620       160,362        212,305       221,372
Distribution (12b-1) fees (Note 4)
   Investment Class .......................         545,094         98,137        30,051        40,481        295,138        19,425
   Qualified Class ........................             N/A            N/A           N/A           N/A          1,378           N/A
   Horace Mann Class ......................             N/A            N/A           N/A           N/A          4,625           N/A
Service fees
   Investment Class .......................         293,203         14,513        12,156        17,133         62,443        13,393
   Institutional Class ....................             953          2,143            17           (7)        111,838         7,046
   Qualified Class ........................             N/A            N/A           N/A           N/A            675           N/A
Administration and Accounting fees
   (Note 3) ...............................         288,440         43,322        25,610        29,553        226,023        36,809
Directors' fees and expenses (Note 3) .....          59,968          7,640         2,347         3,224         34,849         3,239
Chief compliance officer fees .............          37,145          4,641         1,355         1,868         14,834         2,216
Transfer agent fees (Note 3) ..............         282,545         41,641        34,748        36,972        157,115        35,695
Offering expenses .........................              --             --          --             --              --        89,206
Professional fees .........................         144,328         19,240         4,974         7,369        123,537        16,090
Printing fees .............................         104,611         21,628         8,059        10,484        138,412        18,132
Custodian fees (Note 3) ...................          53,370         30,032        20,010        22,855         30,683        54,305
Registration and filing fees ..............          31,546         21,861        21,600        22,005         30,251        10,815
Dividend expense on securities sold
   short ..................................              --             --            --            --             --       113,601
Interest expense ..........................              --             --            --            --             --       152,264
Other .....................................          50,194         13,641         6,052         3,772         34,912         4,108
                                              -------------   ------------   -----------   -----------   ------------   -----------
Total Expenses ............................       4,494,706        652,586       283,599       356,071      1,479,018       797,716
Fees waived and reimbursed by investment
   adviser (Note 3) .......................              --             --       (82,320)     (113,197)            --      (242,021)
                                              -------------   ------------   -----------   -----------   ------------   -----------
   Net expenses ...........................       4,494,706        652,586       201,279       242,874      1,479,018       555,695
                                              -------------   ------------   -----------   -----------   ------------   -----------
Net Investment Income/(Loss) ..............        (597,343)       547,825       (89,302)      122,751      3,282,992        86,431
                                              -------------   ------------   -----------   -----------   ------------   -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS AND SHORT SALES
   (Notes 1 and 7)
Net realized gain/(loss) from:
   Investments ............................     (31,996,345)   (12,668,012)   (2,547,382)   (3,967,970)   (24,772,375)   (9,190,420)
   Short sales ............................              --             --            --            --             --     1,819,892
Net change in unrealized appreciation/
   (depreciation) on:
   Investments ............................    (139,455,725)   (10,785,786)   (2,928,141)   (2,866,749)   (72,312,417)   (2,904,268)
   Short sales ............................              --             --            --            --             --       555,392
                                              -------------   ------------   -----------   -----------   ------------   -----------
NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS, FUTURES  CONTRACTS AND
   SHORT SALES ............................    (171,452,070)   (23,453,798)   (5,475,523)   (6,834,719)   (97,084,792)   (9,719,404)
                                              -------------   ------------   -----------   -----------   ------------   -----------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ........................   $(172,049,413)  $(22,905,973)  $(5,564,825)  $(6,711,968)  $(93,801,800)  $(9,632,973)
                                              =============   ============   ===========   ===========   ============   ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS                                       [LOGO]
FOR THE YEAR ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------

                                               LARGE          LARGE          SMALL          SMALL         DOW JONES      WILSHIRE
                                              COMPANY        COMPANY        COMPANY        COMPANY         WILSHIRE       LARGE CAP
                                               GROWTH         VALUE          GROWTH         VALUE         5000 INDEX    CORE 130/30
                                             PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO         FUND
                                           -------------   ------------   ------------   ------------   -------------   -----------
Operations:
Net investment income/(loss) ...........   $    (597,343)  $    547,825   $    (89,302)  $    122,751   $   3,282,992   $    86,431
Net realized loss on investments and
   short sales .........................     (31,996,345)   (12,668,012)    (2,547,382)    (3,967,970)    (24,772,375)   (7,370,528)
Net change in unrealized
   depreciation on investments and
   short sales .........................    (139,455,725)   (10,785,786)    (2,928,141)    (2,866,749)    (72,312,417)   (2,348,876)
                                           -------------   ------------   ------------   ------------   -------------   -----------
Net decrease in net assets resulting
   from operations .....................   $(172,049,413)  $(22,905,973)    (5,564,825)    (6,711,968)    (93,801,800)  $(9,632,973)
                                           -------------   ------------   ------------   ------------   -------------   -----------
Distributions to Shareholders From:
Net investment income:
   Investment Class shares .............              --       (515,500)            --       (102,537)     (1,803,750)      (70,753)
   Institutional Class shares ..........              --        (41,978)            --         (7,772)     (1,173,679)      (39,319)
   Qualified Class shares ..............             N/A            N/A            N/A            N/A          (7,559)          N/A
   Horace Mann Class shares ............             N/A            N/A            N/A            N/A         (15,141)          N/A
Net realized capital gains:
   Investment Class shares .............      (2,369,131)        (1,036)      (297,496)        (1,756)             --            --
   Institutional Class shares ..........      (1,539,607)           (77)        (8,379)           (93)             --            --
                                           -------------   ------------   ------------   ------------   -------------   -----------
Total distributions to shareholders ....      (3,908,738)      (558,591)      (305,875)      (112,158)     (3,000,129)     (110,072)
                                           -------------   ------------   ------------   ------------   -------------   -----------
Capital Stock Transactions (Dollars):
Investment Class shares:
   Shares sold .........................      22,629,655      7,597,387      1,860,125      7,131,640      68,932,213    35,853,409
   Shares issued as reinvestment of
      distributions ....................       2,333,455        515,040        293,495        102,125       1,538,912        68,985
   Shares redeemed .....................    (108,280,970)   (19,615,682)    (9,841,372)   (14,643,287)    (61,150,618)   (5,219,679)
                                           -------------   ------------   ------------   ------------   -------------   -----------
Total Investment Class shares ..........     (83,317,860)   (11,503,255)    (7,687,752)    (7,409,522)      9,320,507    30,702,715
                                           -------------   ------------   ------------   ------------   -------------   -----------
Institutional Class shares:
   Shares sold .........................      29,394,027      3,815,890         16,912        917,960       6,136,012    34,968,875
   Shares issued as reinvestment of
      distributions ....................         930,367         33,315          7,792          7,737       1,165,726        39,027
   Shares redeemed .....................     (51,998,803)    (5,137,589)       (39,073)    (5,321,680)    (24,359,675)  (15,061,495)
                                           -------------   ------------   ------------   ------------   -------------   -----------
Total Institutional Class shares .......     (21,674,409)    (1,288,384)       (14,369)    (4,395,983)    (17,057,937)   19,946,407
                                           -------------   ------------   ------------   ------------   -------------   -----------
Qualified Class shares:
   Shares sold .........................             N/A            N/A            N/A            N/A          93,085           N/A
   Shares issued as reinvestment of
      distributions ....................             N/A            N/A            N/A            N/A           7,558           N/A
   Shares redeemed .....................             N/A            N/A            N/A            N/A         (24,512)          N/A
                                           -------------   ------------   ------------   ------------   -------------   -----------
Total Qualified Class shares ...........             N/A            N/A            N/A            N/A          76,131           N/A
                                           -------------   ------------   ------------   ------------   -------------   -----------
Horace Mann Class shares:
   Shares sold .........................             N/A            N/A            N/A            N/A          60,544           N/A
   Shares issued as reinvestment of
      distributions ....................             N/A            N/A            N/A            N/A          15,141           N/A
   Shares redeemed .....................             N/A            N/A            N/A            N/A        (120,901)          N/A
                                           -------------   ------------   ------------   ------------   -------------   -----------
Total Horace Mann Class shares .........             N/A            N/A            N/A            N/A         (45,216)          N/A
                                           -------------   ------------   ------------   ------------   -------------   -----------
Net increase/(decrease) in net assets
   from  Capital Stock transactions ....    (104,992,269)   (12,791,639)    (7,702,121)   (11,805,505)     (7,706,515)   50,649,122
                                           -------------   ------------   ------------   ------------   -------------   -----------
Net increase/(decrease) in net
   assets ..............................   $(280,950,420)  $(36,256,203)  $(13,572,821)  $(18,629,631)  $(104,508,444)  $40,906,077
                                           =============   ============   ============   ============   =============   ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)                         [LOGO]
FOR THE YEAR ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------

                                                     LARGE        LARGE       SMALL         SMALL      DOW JONES      WILSHIRE
                                                    COMPANY      COMPANY     COMPANY       COMPANY      WILSHIRE      LARGE CAP
                                                    GROWTH        VALUE       GROWTH        VALUE      5000 INDEX    CORE 130/30
                                                   PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO         FUND
                                                 ------------  -----------  -----------  -----------  ------------  -------------
NET ASSETS:
Beginning of year .............................  $481,313,221  $65,783,475  $19,000,045  $27,281,428  $259,011,715  $  20,066,819
                                                 ------------  -----------  -----------  -----------  ------------  -------------
End of year ...................................  $200,362,801  $29,527,272  $ 5,427,224  $ 8,651,797  $154,503,271  $  60,972,896
                                                 ============  ===========  ===========  ===========  ============  =============
Undistributed net investment
   incomeat end of period. ....................  $         --  $       987           --  $    27,262  $    302,374  $      62,832
                                                 ============  ===========  ===========  ===========  ============  =============
Capital Share Transactions:
Investment Class shares:
   Shares sold ................................       757,688      550,618      126,702      492,316     8,004,845      5,702,402
   Shares issued as reinvestment
      of distributions ........................       120,904       53,929       32,208       10,049       209,091         11,497
   Shares redeemed ............................    (3,815,998)  (1,405,009)    (718,847)  (1,062,361)   (6,961,111)      (585,989)
                                                 ------------  -----------  -----------  -----------  ------------  -------------
Net increase/(decrease) in Investment
   Class shares outstanding ...................    (2,937,406)    (800,462)    (559,937)    (559,996)    1,252,825      5,127,910
                                                 ============  ===========  ===========  ===========  ============  =============
Institutional Class shares:
   Shares sold ................................     1,045,798      352,538        1,089       66,593       599,792      4,622,923
   Shares issued as reinvestment
      of distributions ........................        46,799        3,492          828          755       158,602          6,472
   Shares redeemed ............................    (1,813,137)    (367,208)      (3,568)    (367,536)   (2,732,627)    (1,963,730)
                                                 ------------  -----------  -----------  -----------  ------------  -------------
Net increase/(decrease) in
   Institutional Class shares
      outstanding .............................      (720,540)     (11,178)      (1,651)    (300,188)   (1,974,233)     2,665,665
                                                 ============  ===========  ===========  ===========  ============  =============
Qualified Class shares:
   Shares sold ................................           N/A          N/A          N/A          N/A         8,517            N/A
   Shares issued as reinvestment
      of distributions ........................           N/A          N/A          N/A          N/A         1,028            N/A
   Shares redeemed ............................           N/A          N/A          N/A          N/A        (2,288)           N/A
                                                 ------------  -----------  -----------  -----------  ------------  -------------
Net increase in Qualified Class
   shares outstanding .........................           N/A          N/A          N/A          N/A         7,257            N/A
                                                 ============  ===========  ===========  ===========  ============  =============
Horace Mann Class shares:
   Shares sold ................................           N/A          N/A          N/A          N/A         6,079            N/A
   Shares issued as reinvestment
      of distributions ........................           N/A          N/A          N/A          N/A         2,063            N/A
   Shares redeemed ............................           N/A          N/A          N/A          N/A       (12,458)           N/A
                                                 ------------  -----------  -----------  -----------  ------------  -------------
Net decrease in Horace Mann
   Class shares outstanding ...................           N/A          N/A          N/A          N/A        (4,316)           N/A
                                                 ============  ===========  ===========  ===========  ============  =============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS                                       [LOGO]
FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                              LARGE          LARGE         SMALL          SMALL        DOW JONES       WILSHIRE
                                             COMPANY        COMPANY       COMPANY        COMPANY        WILSHIRE       LARGE CAP
                                             GROWTH          VALUE         GROWTH         VALUE        5000 INDEX     CORE 130/30
                                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO        FUND
                                          -------------  -------------  -------------  -------------  -------------  -------------
Operations:
Net investment income/(loss) ...........  $    (918,024) $     705,098  $     (82,010) $     166,730  $   3,532,220  $       6,620
Net realized gain on investments,
   futures contracts and short sales ...     94,476,379     10,714,022      1,898,551      1,652,666      5,406,000        (63,192)
Net change in unrealized appreciation/
   (depreciation) on investments,
      futures contracts and short
      sales ............................     (8,558,818)   (12,965,172)      (547,929)    (2,690,428)     4,141,406        278,031
                                          -------------  -------------  -------------  -------------  -------------  -------------
Net increase/(decrease) in net assets
   resulting from operations ...........     84,999,537     (1,546,052)     1,268,612       (871,032)    13,079,626        221,459
                                          -------------  -------------  -------------  -------------  -------------  -------------
Distributions to Shareholders From:
Net investment income:
   Investment Class shares .............             --       (584,332)            --       (135,499)    (1,988,583)          (340)
   Institutional Class shares ..........             --       (121,616)            --        (53,996)    (1,914,540)        (3,660)
   Qualified Class shares ..............            N/A            N/A            N/A            N/A         (7,704)           N/A
   Horace Mann Class shares ............            N/A            N/A            N/A            N/A        (20,879)           N/A
Return of capital:
   Investment Class shares .............             --         (3,499)            --             --             --             --
   Institutional Class shares ..........             --           (728)            --             --             --             --
Net realized capital gains:
   Investment Class shares .............    (53,102,352)   (12,707,134)    (1,996,330)    (1,876,493)            --             --
   Institutional Class shares ..........    (29,224,950)    (1,896,287)       (31,666)      (491,375)            --             --
                                          -------------  -------------  -------------  -------------  -------------  -------------
Total distributions to shareholders ....    (82,327,302)   (15,313,596)    (2,027,996)    (2,557,363)    (3,931,706)        (4,000)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Capital Stock Transactions (Dollars):
Investment Class shares:
   Shares sold .........................     35,525,765     10,043,737      4,426,500      7,416,974     23,787,800      7,126,829
   Shares issued as reinvestment of
      distributions ....................     51,693,850     13,109,304      1,978,700      1,992,669      1,938,381            340
   Shares redeemed .....................   (153,789,077)   (27,927,474)    (2,516,145)    (8,835,728)   (33,691,378)        (2,011)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Total Investment Class shares ..........    (66,569,462)    (4,774,433)     3,889,055        573,915     (7,965,197)     7,125,158
                                          -------------  -------------  -------------  -------------  -------------  -------------
Institutional Class shares:
   Shares sold .........................     39,819,932      9,822,769        228,615      4,895,814     56,225,754     12,828,982
   Shares issued as reinvestment
      of distribution ..................     17,762,919      1,722,894         25,895        542,252      1,907,129          3,660
   Shares redeemed .....................   (116,988,327)    (8,008,131)      (133,165)      (316,683)   (13,542,851)      (108,440)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Total Institutional Class shares .......    (59,405,476)     3,537,532        121,345      5,121,383     44,590,032     12,724,202
                                          -------------  -------------  -------------  -------------  -------------  -------------
Qualified Class shares:
   Shares sold .........................            N/A            N/A            N/A            N/A         70,608            N/A
   Shares issued as reinvestment
      of distributions .................            N/A            N/A            N/A            N/A          7,704            N/A
   Shares redeemed .....................            N/A            N/A            N/A            N/A       (604,756)           N/A
                                          -------------  -------------  -------------  -------------  -------------  -------------
Total Qualified Class shares ...........            N/A            N/A            N/A            N/A       (526,444)           N/A
                                          -------------  -------------  -------------  -------------  -------------  -------------
Horace Mann Class shares:
   Shares sold .........................            N/A            N/A            N/A            N/A         81,602            N/A
   Shares issued as reinvestment
      of distributions .................            N/A            N/A            N/A            N/A         20,681            N/A
   Shares redeemed .....................            N/A            N/A            N/A            N/A       (397,326)           N/A
                                          -------------  -------------  -------------  -------------  -------------  -------------
Total Horace Mann Class shares .........            N/A            N/A            N/A            N/A       (295,043)           N/A
                                          -------------  -------------  -------------  -------------  -------------  -------------
Net increase/(decrease) in net assets
   from Capital Stock transactions .....   (125,974,938)    (1,236,901)     4,010,400      5,695,298     35,803,348     19,849,360
                                          -------------  -------------  -------------  -------------  -------------  -------------
Net increase/(decrease) in net assets ..  $(123,302,703) $ (18,096,549) $   3,251,016  $   2,266,903  $  44,951,268  $  20,066,819
                                          -------------  -------------  -------------  -------------  -------------  -------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)                         [LOGO]
FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                          LARGE           LARGE           SMALL           SMALL         DOW JONES       WILSHIRE
                                         COMPANY         COMPANY         COMPANY         COMPANY        WILSHIRE        LARGE CAP
                                          GROWTH          VALUE          GROWTH           VALUE        5000 INDEX      CORE 130/30
                                        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        FUND(1)
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS:
Beginning of year ..................  $ 604,615,924   $  83,880,024   $  15,749,029   $  25,014,525   $ 214,060,447   $          --
                                      -------------   -------------   -------------   -------------   -------------   -------------
End of year ........................  $ 481,313,221   $  65,783,475   $  19,000,045   $  27,281,428   $ 259,011,715   $  20,066,819
                                      =============   =============   =============   =============   =============   =============
Undistributed net investment
   income at end of period .........  $          --   $       4,769   $          --   $         504   $          --   $      10,197
                                      =============   =============   =============   =============   =============   =============
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
   Shares sold .....................        907,634         430,030         236,891         388,461       1,898,429         711,124
   Shares issued as reinvestment
      of distributions .............      1,432,756         736,064         113,263         117,009         152,990              33
   Shares redeemed .................     (3,980,551)     (1,218,317)       (136,959)       (453,290)     (2,669,789)           (198)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net increase/(decrease) in
      Investment Class shares
      outstanding ..................     (1,640,161)        (52,223)        213,195          52,180        (618,370)        710,959
                                      =============   =============   =============   =============   =============   =============

Institutional Class shares:
   Shares sold .....................        995,791         420,448          11,809         252,666       4,660,674       1,281,874
   Shares issued as reinvestment
      of distributions .............        479,820          96,846           1,435          31,600         150,523             355
   Shares redeemed .................     (2,931,497)       (354,081)         (7,124)        (16,817)     (1,072,713)        (10,668)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net increase/(decrease) in
   Institutional Class shares
   outstanding .....................     (1,455,886)        163,213           6,120         267,449       3,738,484       1,271,561
                                      =============   =============   =============   =============   =============   =============
Qualified Class shares:
   Shares sold .....................            N/A             N/A             N/A             N/A           5,579             N/A
   Shares issued as reinvestment
      of distributions .............            N/A             N/A             N/A             N/A             608             N/A
   Shares redeemed .................            N/A             N/A             N/A             N/A         (49,988)            N/A
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net decrease in Qualified Class
   shares outstanding ..............            N/A             N/A             N/A             N/A         (43,801)            N/A
                                      =============   =============   =============   =============   =============   =============
Horace Mann Class shares:
   Shares sold .....................            N/A             N/A             N/A             N/A           6,522             N/A
   Shares issued as reinvestment
      of distributions .............            N/A             N/A             N/A             N/A           1,636             N/A
   Shares redeemed .................            N/A             N/A             N/A             N/A         (31,071)            N/A
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net decrease in Horace
   Mann Class shares outstanding ...            N/A             N/A             N/A             N/A         (22,913)            N/A
                                      =============   =============   =============   =============   =============   =============

----------
(1) The Wilshire Large Cap Core 130/30 Fund commenced operations November 15, 2007.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
STATEMENT OF CASH FLOWS                                                   [LOGO]
FOR THE YEAR ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------

                                                                                  WILSHIRE
                                                                                  LARGE CAP
                                                                                 CORE 130/30
                                                                                    FUND
                                                                                 ------------
INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Net decrease in net assets from operations ...................................   $ (9,632,973)
Adjustment to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of investment securities ............................................    (98,867,268)
Proceeds from disposition of investment securities ...........................     46,219,957
Purchase of short-term investment securities, net ............................      1,210,219
Purchases to cover securities sold short .....................................    (22,341,656)
Proceeds from securities sold short ..........................................     31,843,891
Decrease in investment securities sold receivable ............................         83,440
Increase in dividends and interest receivable ................................        (30,908)
Increase in reimbursement due from Advisor ...................................        (21,280)
Decrease in prepaid expenses and other assets ................................         36,556
Increase in dividend expense on short positions ..............................            746
Decrease in payable for investment securities purchased ......................     (1,681,068)
Decrease in investment advisory fees payable .................................        (50,291)
Increase in distribution fees payable ........................................          6,547
Increase in administration fees payable ......................................          1,645
Decrease in service fees payable .............................................           (650)
Increase in chief compliance officer fees payable ............................            590
Increase in directors fees and expenses payable ..............................            180
Increase in other accrued expenses ...........................................         15,674
Change in unrealized depreciation on investments .............................      2,348,876
Realized loss on investments .................................................      7,370,528
                                                                                 ------------
Net cash used in operating activities ........................................    (43,487,245)

Cash Flows From Financing Activities:
Proceeds from shares sold ....................................................     62,569,535
Payment on shares redeemed ...................................................    (20,172,611)
Distributions to shareholders ................................................         (2,060)
                                                                                 ------------
Net cash flows provided by financing activities ..............................     42,394,864
                                                                                 ------------
Net decrease in cash .........................................................     (1,092,381)
Cash at beginning of year ....................................................      1,344,098
                                                                                 ------------
Cash at end of year ..........................................................   $    251,717
                                                                                 ============

Supplemental disclosure of cash flow information:
Non cash financing activities not included herein consists of reinvestment of distributions of $110,072 and interest paid of $152,264.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                                            [LOGO]
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                   INVESTMENT CLASS SHARES
                                                                --------------------------------------------------------------
                                                                   YEAR         YEAR         YEAR         YEAR         YEAR
                                                                   ENDED        ENDED        ENDED        ENDED        ENDED
                                                                12/31/2008   12/31/2007   12/31/2006   12/31/2005   12/31/2004
                                                                ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period ........................    $  35.34     $  36.20     $  34.49     $  31.80     $  29.83
                                                                 --------     --------     --------     --------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(1) .............................       (0.09)       (0.13)       (0.06)       (0.12)        0.04
Net realized and unrealized gain/(loss) on investments ......      (14.73)        6.18         1.77         2.81         1.96
                                                                 --------     --------     --------     --------     --------
Total from investment operations ............................      (14.82)        6.05         1.71         2.69         2.00
                                                                 --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
From net investment income ..................................        0.00         0.00         0.00         0.00        (0.03)
From capital gains ..........................................       (0.40)       (6.91)        0.00         0.00         0.00
                                                                 --------     --------     --------     --------     --------
Total distributions .........................................       (0.40)       (6.91)        0.00         0.00        (0.03)
                                                                 --------     --------     --------     --------     --------
Net asset value, end of period ..............................      $20.12     $  35.34     $  36.20     $  34.49     $  31.80
                                                                 ========     ========     ========     ========     ========
Total return ................................................      (41.88)%      16.33%        4.96%        8.46%        6.70%
                                                                 ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ........................    $118,683     $312,297     $379,226     $411,660     $410,332
Operating expenses excluding custody earnings credits .......        1.43%        1.41%        1.34%        1.39%        1.44%
Operating expenses including reimbursement/waiver/custody
   earnings credits .........................................        1.43%        1.41%        1.34%        1.38%        1.43%
Operating expenses excluding reimbursement/waiver/custody
   earnings credits .........................................        1.43%        1.41%        1.34%        1.39%        1.44%
Net investment income/(loss) ................................       (0.31)%      (0.32)%      (0.18)%      (0.37)%       0.11%
Portfolio turnover rate .....................................         178%         129%          62%          58%         121%

(1) The selected per share data was calculated using the average shares outstanding method for the period.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                                            [LOGO]
FINANCIAL HIGHLIGHTS  - (CONTINUED)
--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                   INSTITUTIONAL CLASS SHARES
                                                                --------------------------------------------------------------
                                                                   YEAR         YEAR         YEAR         YEAR         YEAR
                                                                   ENDED        ENDED        ENDED        ENDED        ENDED
                                                                12/31/2008   12/31/2007   12/31/2006   12/31/2005   12/31/2004
                                                                ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period ........................    $  36.25     $  36.84     $  34.97     $  32.13     $  30.13
                                                                 --------     --------     --------     --------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1) ....................................        0.02         0.03         0.07         0.00(2)      0.13
Net realized and unrealized gain/(loss) on investments ......      (15.15)        6.29         1.80         2.84         2.01
                                                                 --------     --------     --------     --------     --------
Total from investment operations ............................      (15.13)        6.32         1.87         2.84         2.14
                                                                 --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
From net investment income ..................................        0.00         0.00         0.00         0.00        (0.14)
From capital gains ..........................................       (0.40)       (6.91)        0.00         0.00         0.00
                                                                 --------     --------     --------     --------     --------
Total distributions .........................................       (0.40)       (6.91)        0.00         0.00        (0.14)
                                                                 --------     --------     --------     --------     --------
Net asset value, end of period ..............................    $  20.72     $  36.25     $  36.84     $  34.97     $  32.13
                                                                 ========     ========     ========     ========     ========
Total return ................................................      (41.70)%      16.80%        5.35%        8.84%        7.10%
                                                                 ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ........................    $ 81,680     $169,017     $225,390     $212,501     $182,467
Operating expenses excluding custody earnings credits .......        1.06%        1.02%        0.98%        1.01%        1.10%
Operating expenses including reimbursement/waiver/custody
   earnings credits .........................................        1.06%        1.02%        0.98%        1.01%        1.09%
Operating expenses excluding reimbursement/waiver/custody
   earnings credits .........................................        1.06%        1.02%        0.98%        1.01%        1.10%
Net investment income .......................................        0.07%        0.08%        0.19%        0.00%(3)     0.45%
Portfolio turnover rate .....................................         178%         129%          62%          58%         121%

(1) The selected per share data was calculated using the average shares outstanding method for the period

(2)   Amount is less than $0.01 per share

(3)   Amount represents less than 0.01%

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                                             [LOGO]
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                   INVESTMENT CLASS SHARES
                                                                --------------------------------------------------------------
                                                                   YEAR         YEAR         YEAR         YEAR         YEAR
                                                                   ENDED        ENDED        ENDED        ENDED        ENDED
                                                                12/31/2008   12/31/2007   12/31/2006   12/31/2005   12/31/2004
                                                                ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period ........................    $  17.51     $  22.99     $  21.17     $  21.92     $  20.52
                                                                 --------     --------     --------     --------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1) ....................................        0.17         0.20         0.20         0.14         0.14
Net realized and unrealized gain/(loss) on investments ......       (7.45)       (0.58)        3.71         1.82         2.59
                                                                 --------     --------     --------     --------     --------
Total from investment operations ............................       (7.28)       (0.38)        3.91         1.96         2.73
                                                                 --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
From net investment income ..................................       (0.21)       (0.23)       (0.19)       (0.14)       (0.39)
Return of capital ...........................................        0.00        (0.00)(2)     0.00        (0.10)        0.00
From capital gains ..........................................        0.00(2)     (4.87)       (1.90)       (2.47)       (0.94)
                                                                 --------     --------     --------     --------     --------
Total distributions .........................................       (0.21)       (5.10)       (2.09)       (2.71)       (1.33)
                                                                 --------     --------     --------     --------     --------
Net asset value, end of period ..............................    $  10.02     $  17.51     $  22.99     $  21.17     $  21.92
                                                                 ========     ========     ========     ========     ========
Total return ................................................      (41.55)%      (2.00)%      18.49%        8.90%       13.28%
                                                                 ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ........................    $ 24,791     $ 57,314     $ 76,481     $ 56,245     $ 49,749
Operating expenses excluding custody earnings credits .......        1.49%        1.42%        1.39%        1.50%        1.65%
Operating expenses including reimbursement/waiver/custody
   earnings credits .........................................        1.49%        1.42%        1.39%        1.49%        1.65%
Operating expenses excluding reimbursement/waiver/custody
   earnings credits .........................................        1.49%        1.42%        1.39%        1.50%        1.65%
Net investment income .......................................        1.22%        0.85%        0.87%        0.64%        0.67%
Portfolio turnover rate .....................................         183%         120%          50%          43%          73%

(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2)   Amount is less than $0.01 per share.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                                             [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                   INSTITUTIONAL CLASS SHARES
                                                                --------------------------------------------------------------
                                                                   YEAR         YEAR         YEAR         YEAR         YEAR
                                                                   ENDED        ENDED        ENDED        ENDED        ENDED
                                                                12/31/2008   12/31/2007   12/31/2006   12/31/2005   12/31/2004
                                                                ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period ........................    $ 17.49      $ 23.04      $ 21.19      $ 21.94      $  20.55
                                                                 --------     --------     --------     --------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1) ....................................       0.20         0.27         0.27         0.20          0.21
Net realized and unrealized gain/(loss) on investments ......      (7.45)       (0.64)        3.74         1.83          2.59
                                                                 --------     --------     --------     --------     --------
Total from investment operations ............................      (7.25)       (0.37)        4.01         2.03          2.80
                                                                 --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
From net investment income ..................................      (0.23)       (0.31)       (0.26)       (0.21)        (0.47)
Return of capital ...........................................       0.00        (0.00)(2)     0.00        (0.10)         0.00
From capital gains ..........................................       0.00(2)     (4.87)       (1.90)       (2.47)        (0.94)
                                                                 --------     --------     --------     --------     --------
Total distributions .........................................      (0.23)       (5.18)       (2.16)       (2.78)        (1.41)
                                                                 --------     --------     --------     --------     --------
Net asset value, end of period ..............................    $ 10.01      $ 17.49      $ 23.04      $ 21.19      $  21.94
                                                                 ========     ========     ========     ========     ========
Total return ................................................     (41.41)%      (1.92)%      18.94%        9.18%        13.62%
                                                                 ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ........................    $ 4,736      $ 8,469      $ 7,399      $ 7,811      $ 10,059
Operating expenses excluding custody earnings credits .......       1.30%        1.12%        1.08%        1.21%         1.34%
Operating expenses including reimbursement/waiver/custody
   earnings credits .........................................       1.30%        1.12%        1.08%        1.20%         1.34%
Operating expenses excluding reimbursement/waiver/custody
   earnings credits .........................................       1.30%        1.12%        1.08%        1.21%         1.34%
Net investment income .......................................       1.34%        1.15%        1.18%        0.91%         0.97%
Portfolio turnover rate .....................................        183%         120%          50%          43%           73%

(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2)   Amount is less than $0.01 per share.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                            [LOGO]
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                INVESTMENT CLASS SHARES
                                                            ------------------------------------------------------------------
                                                               YEAR         YEAR          YEAR          YEAR          YEAR
                                                               ENDED        ENDED         ENDED         ENDED         ENDED
                                                            12/31/2008    12/31/2007    12/31/2006    12/31/2005    12/31/2004
                                                            ----------    ----------    ----------    ----------    ----------
Net asset value, beginning
   of period ............................................   $    16.94    $    17.46    $    16.88    $    17.74    $    15.73
                                                            ----------    ----------    ----------    ----------    ----------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss(1) ..................................        (0.10)        (0.09)        (0.17)        (0.17)        (0.24)
Net realized and unrealized
   gain/(loss) on investments . .........................        (6.56)         1.60          2.04          0.79          2.95
                                                            ----------    ----------    ----------    ----------    ----------
Total from investment
   operations ...........................................        (6.66)         1.51          1.87          0.62          2.71
                                                            ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS:
From capital gains ......................................        (0.58)        (2.03)        (1.29)        (1.48)        (0.70)
                                                            ----------    ----------    ----------    ----------    ----------
Total distributions .....................................        (0.58)        (2.03)        (1.29)        (1.48)        (0.70)
                                                            ----------    ----------    ----------    ----------    ----------
Net asset value, end of period ..........................   $     9.70    $    16.94    $    17.46    $    16.88    $    17.74
                                                            ==========    ==========    ==========    ==========    ==========
Total return ............................................       (39.13)%        8.36%        11.12%         3.48%        17.22%
                                                            ==========    ==========    ==========    ==========    ==========

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period
   (in 000's) ...........................................   $    5,273    $   18,702    $   15,553    $   14,913    $   13,916
Operating expenses excluding
   custody earnings credits .............................         1.47%         2.06%         2.05%         1.52%         1.87%
Operating expenses including
   reimbursement/waiver/custody
   earnings credits .....................................         1.47%         1.46%         1.43%         1.50%         1.87%
Operating expenses excluding
   reimbursement/waiver/custody
   earnings credits .....................................         2.07%         2.06%         2.05%         2.36%         2.82%
Net investment loss .....................................        (0.66)%       (1.09)%       (0.96)%       (0.97)%       (1.46)%
Portfolio turnover rate .................................           87%           99%           62%           71%          106%

(1) The selected per share data was calculated using the average shares outstanding method for the period.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                            [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                INSTITUTIONAL CLASS SHARES
                                                            ------------------------------------------------------------------
                                                               YEAR          YEAR         YEAR           YEAR          YEAR
                                                               ENDED         ENDED        ENDED          ENDED         ENDED
                                                            12/31/2008    12/31/2007    12/31/2006    12/31/2005    12/31/2004
                                                            ----------    ----------    ----------    ----------    ----------
Net asset value, beginning
   of period ............................................   $    17.50    $    17.93    $    17.25    $    18.04    $    15.94
                                                            ----------    ----------    ----------    ----------    ----------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss(1) ..................................        (0.06)        (0.06)        (0.12)        (0.12)        (0.19)
Net realized and unrealized
   gain/(loss) on investments ...........................        (6.83)         1.66          2.09          0.81          2.99
                                                            ----------    ----------    ----------    ----------    ----------
Total from investment
   operations ...........................................        (6.89)         1.60          1.97          0.69          2.80
                                                            ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS:
From capital gains ......................................        (0.58)        (2.03)        (1.29)        (1.48)        (0.70)
                                                            ----------    ----------    ----------    ----------    ----------
Total distributions .....................................        (0.58)        (2.03)        (1.29)        (1.48)        (0.70)
                                                            ----------    ----------    ----------    ----------    ----------
Net asset value, end of period ..........................   $    10.03    $    17.50    $    17.93    $    17.25    $    18.04
                                                            ==========    ==========    ==========    ==========    ==========
Total return ............................................       (39.17)%        8.58%        11.46%         3.81%        17.56%
                                                            ==========    ==========    ==========    ==========    ==========
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period
   (in 000's) ...........................................   $      154    $      298    $    196      $      206    $      214
Operating expenses excluding
   custody earnings credits .............................         1.24%         1.81%         1.77%         1.21%         1.55%
Operating expenses including
   reimbursement/waiver/custody
   earnings credits .....................................         1.24%         1.21%         1.15%         1.19%         1.55%
Operating expenses excluding
   reimbursement/waiver/custody
   earnings credits .....................................         1.78%         1.81%         1.77%         2.05%         2.50%
Net investment loss .....................................        (0.39)%       (0.92)%       (0.68)%       (0.66)%       (1.14)%
Portfolio turnover rate .................................           87%           99%           62%           71%          106%

(1) The selected per share data was calculated using the average shares outstanding method for the period.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                             [LOGO]
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                INVESTMENT CLASS SHARES
                                                            ------------------------------------------------------------------
                                                               YEAR          YEAR         YEAR           YEAR          YEAR
                                                              ENDED         ENDED         ENDED          ENDED         ENDED
                                                            12/31/2008    12/31/2007    12/31/2006    12/31/2005    12/31/2004
                                                            ----------    ----------    ----------    ----------    ----------
Net asset value, beginning
   of period ............................................   $    16.49    $    18.77    $    17.46    $    21.47    $    19.52
                                                            ----------    ----------    ----------    ----------    ----------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income/(loss)(1) .........................         0.09          0.10          0.03         (0.07)        (0.06)
Net realized and unrealized
   gain/(loss) on investments ...........................        (5.51)        (0.70)         3.38          1.22          4.51
                                                            ----------    ----------    ----------    ----------    ----------
Total from investment operations ........................        (5.42)        (0.60)         3.41          1.15          4.45
                                                            ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS:
From net investment income ..............................        (0.14)        (0.11)        (0.03)         0.00         (0.03)
From capital gains ......................................         0.00(2)      (1.57)        (2.07)        (5.16)        (2.47)
                                                            ----------    ----------    ----------    ----------    ----------
Total distributions .....................................        (0.14)        (1.68)        (2.10)        (5.16)        (2.50)
                                                            ----------    ----------    ----------    ----------    ----------
Net asset value, end of period ..........................   $    10.93    $    16.49    $    18.77    $    17.46    $    21.47
                                                            ==========    ==========    ==========    ==========    ==========
Total return ............................................       (32.81)%       (3.45)%       19.64%         5.41%        22.78%
                                                            ==========    ==========    ==========    ==========    ==========
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period
   (in 000's) ...........................................   $    8,211    $   21,630    $   23,639    $   17,048    $   36,826
Operating expenses excluding
   custody earnings credits .............................         1.34%         1.79%         1.92%         1.50%         1.48%
Operating expenses including
   reimbursement/waiver/custody
   earnings credits .....................................         1.34%         1.19%         1.31%         1.48%         1.46%
Operating expenses excluding
   reimbursement/waiver/custody
   earnings credits .....................................         1.94%         1.79%         1.92%         2.10%         2.09%
Net investment income/(loss) ............................         0.62%        (0.05)%        0.15%        (0.32)%       (0.28)%
Portfolio turnover rate .................................           83%           68%           72%           68%          134%

(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2)   Amount is less than $0.01 per share.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                             [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                 INSTITUTIONAL CLASS SHARES
                                                            ------------------------------------------------------------------
                                                               YEAR          YEAR          YEAR          YEAR         YEAR
                                                              ENDED         ENDED          ENDED         ENDED        ENDED
                                                            12/31/2008    12/31/2007    12/31/2006    12/31/2005    12/31/2004
                                                            ----------    ----------    ----------    ----------    ----------
Net asset value, beginning
   of period ............................................   $    16.61    $    18.90    $    17.56    $    21.50    $    19.55
                                                            ----------    ----------    ----------    ----------    ----------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income(1) ................................         0.12          0.17          0.09          0.00(2)       0.01
Net realized and unrealized
   gain/(loss) on investments ...........................        (5.51)        (0.72)         3.41          1.22          4.51
                                                            ----------    ----------    ----------    ----------    ----------
Total from investment
   operations ...........................................        (5.39)        (0.55)         3.50          1.22          4.52
                                                            ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS:
From net investment income ..............................        (0.20)        (0.17)        (0.09)         0.00         (0.10)
From capital gains ......................................         0.00(2)      (1.57)        (2.07)        (5.16)        (2.47)
                                                            ----------    ----------    ----------    ----------    ----------
Total distributions .....................................        (0.20)        (1.74)        (2.16)        (5.16)        (2.57)
                                                            ----------    ----------    ----------    ----------    ----------
Net asset value, end of period ..........................   $    11.02    $    16.61    $    18.90    $    17.56    $    21.50
                                                            ==========    ==========    ==========    ==========    ==========
Total return                                                    (32.37)%       (3.18)%       20.05%         5.73%        23.11%
                                                            ==========    ==========    ==========    ==========    ==========
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period
   (in 000's) ...........................................   $      441    $    5,652    $    1,375    $    1,231    $    3,961
Operating expenses excluding
   custody earnings credits .............................         1.00%         1.51%         1.62%         1.17%         1.17%
Operating expenses including
   reimbursement/waiver/custody
   earnings credits .....................................         1.00%         0.91%         1.02%         1.16%         1.15%
Operating expenses excluding
   reimbursement/waiver/custody
   earnings credits .....................................         1.61%         1.51%         1.62%         1.78%         1.78%
Net investment income/(loss) ............................         0.82%         0.30%         0.44%        (0.01)%        0.03%
Portfolio turnover rate .................................           83%           68%           72%           68%          134%

(1) The selected per share data was calculated using the average shares outstanding method for the period.

(2)   Amount is less than $0.01 per share.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO                                   [LOGO]
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                INVESTMENT CLASS SHARES
                                                            --------------------------------------------------------------
                                                               YEAR         YEAR         YEAR         YEAR         YEAR
                                                               ENDED        ENDED        ENDED        ENDED        ENDED
                                                            12/31/2008   12/31/2007   12/31/2006   12/31/2005   12/31/2004
                                                            ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period ....................   $    12.42   $    12.02   $    10.59   $    10.09   $     9.17
                                                            ----------   ----------   ----------   ----------   ----------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1) ................................         0.15         0.15         0.12         0.09         0.09
Net realized and unrealized gain/(loss)
   on investments .......................................        (4.77)        0.42         1.41         0.48         0.93
                                                            ----------   ----------   ----------   ----------   ----------
Total from investment operations ........................        (4.62)        0.57         1.53         0.57         1.02
                                                            ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS:
From net investment income ..............................        (0.13)       (0.17)       (0.10)       (0.07)       (0.10)
                                                            ----------   ----------   ----------   ----------   ----------
Total distributions .....................................        (0.13)       (0.17)       (0.10)       (0.07)       (0.10)
                                                            ----------   ----------   ----------   ----------   ----------
Net asset value, end of period ..........................   $     7.67   $    12.42   $    12.02   $    10.59   $    10.09
                                                            ==========   ==========   ==========   ==========   ==========
Total return ............................................       (37.11)%       4.75%       14.46%        5.63%       11.17%
                                                            ==========   ==========   ==========   ==========   ==========
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ....................   $   98,032   $  143,090   $  145,952   $  123,809   $  122,263
Operating expenses excluding custody
   earnings credits .....................................         0.78%        0.68%        0.74%        0.82%        0.92%
Operating expenses including reimbursement/waiver/
   custody earnings credits .............................         0.78%        0.68%        0.74%        0.82%        0.92%
Operating expenses excluding reimbursement/waiver/
   custody earnings credits .............................         0.78%        0.68%        0.74%        0.82%        0.92%
Net investment income ...................................         1.48%        1.20%        1.08%        0.89%        0.93%
Portfolio turnover rate .................................           52%          60%          69%          46%          31%

(1) The selected per share data was calculated using the average shares outstanding method for the period.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO                                   [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                INSTITUTIONAL CLASS SHARES
                                                            --------------------------------------------------------------
                                                               YEAR         YEAR         YEAR         YEAR         YEAR
                                                               ENDED        ENDED        ENDED        ENDED        ENDED
                                                            12/31/2008   12/31/2007   12/31/2006   12/31/2005   12/31/2004
                                                            ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period ....................   $    12.41   $    12.02   $    10.60   $    10.11   $     9.18
                                                            ----------   ----------   ----------   ----------   ----------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1) ................................         0.17         0.19         0.15         0.12         0.12
Net realized and unrealized gain/(loss)
   on investments .......................................        (4.76)        0.41         1.40         0.47         0.94
                                                            ----------   ----------   ----------   ----------   ----------
Total from investment operations ........................        (4.59)        0.60         1.55         0.59         1.06
                                                            ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS:
From net investment income ..............................        (0.15)       (0.21)       (0.13)       (0.10)       (0.13)
                                                            ----------   ----------   ----------   ----------   ----------
Total distributions .....................................        (0.15)       (0.21)       (0.13)       (0.10)       (0.13)
                                                            ----------   ----------   ----------   ----------   ----------
Net asset value, end of period ..........................   $     7.67   $    12.41   $    12.02   $    10.60   $    10.11
                                                            ==========   ==========   ==========   ==========   ==========
Total return ............................................       (36.95)%       4.97%       14.66%        5.83%       11.56%
                                                            ==========   ==========   ==========   ==========   ==========

RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ....................   $   55,088   $  113,721   $   65,177   $   42,854   $   41,368
Operating expenses excluding custody
   earnings credits .....................................         0.59%        0.39%        0.47%        0.54%        0.62%
Operating expenses including reimbursement/waiver/
   custody earnings credits .............................         0.59%        0.39%        0.47%        0.54%        0.62%
Operating expenses excluding reimbursement/waiver/
   custody earnings credits .............................         0.59%        0.39%        0.47%        0.54%        0.62%
Net investment income ...................................         1.62%        1.49%        1.35%        1.17%        1.22%
Portfolio turnover rate .................................           52%          60%          69%          46%          31%

(1) The selected per share data was calculated using the average shares outstanding method for the period

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO                                   [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                    QUALIFIED CLASS SHARES
                                                                --------------------------------------------------------------
                                                                   YEAR         YEAR         YEAR         YEAR         YEAR
                                                                   ENDED        ENDED        ENDED        ENDED        ENDED
                                                                12/31/2008   12/31/2007   12/31/2006   12/31/2005   12/31/2004
                                                                ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period ........................     $12.42       $12.02       $10.61       $10.10       $ 9.15
                                                                  ------       ------       ------       ------       ------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1) ....................................       0.15         0.14         0.11         0.08         0.08
Net realized and unrealized gain/(loss) on investments ......      (4.76)        0.42         1.39         0.47         0.94
                                                                  ------       ------       ------       ------       ------
Total from investment operations ............................      (4.61)        0.56         1.50         0.55         1.02
                                                                  ------       ------       ------       ------       ------
LESS DISTRIBUTIONS:
From net investment income ..................................      (0.14)       (0.16)       (0.09)       (0.04)       (0.07)
                                                                  ------       ------       ------       ------       ------
Total distributions .........................................      (0.14)       (0.16)       (0.09)       (0.04)       (0.07)
                                                                  ------       ------       ------       ------       ------
Net asset value, end of period ..............................     $ 7.67       $12.42       $12.02       $10.61       $10.10
                                                                  ======       ======       ======       ======       ======
Total return ................................................     (37.09)%       4.63%       14.18%        5.46%       11.13%
                                                                  ======       ======       ======       ======       ======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ........................     $  431       $  607       $1,114       $  880       $1,399
Operating expenses excluding custody earnings credits .......       0.84%        0.79%        0.83%        0.93%        0.99%
Operating expenses including reimbursement/waiver/custody
   earnings credits .........................................       0.84%        0.79%        0.83%        0.93%        0.99%
Operating expenses excluding reimbursement/waiver/custody
   earnings credits .........................................       0.84%        0.79%        0.83%        0.93%        0.99%
Net investment income .......................................       1.40%        1.08%        0.99%        0.75%        0.85%
Portfolio turnover rate .....................................         52%          60%          69%          46%          31%

(1) The selected per share data was calculated using the average shares outstanding method for the period.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO                                   [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                            HORACE MANN CLASS SHARES
                                                                --------------------------------------------------------------
                                                                   YEAR         YEAR         YEAR         YEAR         YEAR
                                                                   ENDED        ENDED        ENDED        ENDED        ENDED
                                                                12/31/2008   12/31/2007   12/31/2006   12/31/2005   12/31/2004
                                                                ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period ........................     $12.38       $11.99       $10.57       $10.08       $ 9.15
                                                                  ------       ------       ------       ------       ------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1) ....................................       0.15         0.14         0.12         0.08         0.08
Net realized and unrealized gain/(loss) on investments ......      (4.75)        0.41         1.39         0.47         0.95
                                                                  ------       ------       ------       ------       ------
Total from investment operations ............................      (4.60)        0.55         1.51         0.55         1.03
                                                                  ------       ------       ------       ------       ------
LESS DISTRIBUTIONS:
From net investment income ..................................      (0.12)       (0.16)       (0.09)       (0.06)       (0.10)
                                                                  ------       ------       ------       ------       ------
Total distributions .........................................      (0.12)       (0.16)       (0.09)       (0.06)       (0.10)
                                                                  ------       ------       ------       ------       ------
Net asset value, end of period ..............................     $ 7.66       $12.38       $11.99       $10.57       $10.08
                                                                  ======       ======       ======       ======       ======
Total return ................................................     (37.08)%       4.60%       14.32%        5.49%       11.23%
                                                                  ======       ======       ======       ======       ======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ........................     $  952       $1,593       $1,817       $1,891       $1,964
Operating expenses excluding custody earnings credits .......       0.82%        0.74%        0.77%        0.89%        0.97%
Operating expenses including reimbursement/waiver/custody
   earnings credits .........................................       0.82%        0.74%        0.77%        0.89%        0.97%
Operating expenses excluding reimbursement/waiver/custody
   earnings credits .........................................       0.82%        0.74%        0.77%        0.89%        0.97%
Net investment income .......................................       1.41%        1.14%        1.05%        0.82%        0.87%
Portfolio turnover rate .....................................        52%           60%          69%          46%          31%

(1) The selected per share data was calculated using the average shares outstanding method for the period.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                                       [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                              INVESTMENT CLASS SHARES
                                                             ---------------------------
                                                                 YEAR         PERIOD
                                                                ENDED         ENDED
                                                             12/31/2008    12/31/2007(1)
                                                             -----------   -------------
Net asset value, beginning of period                          $  10.12      $ 10.00
                                                             ---------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(2) ..........................        0.02        (0.02)
Net realized and unrealized gain/(loss) on
   investments and short sales ...........................       (3.90)        0.14
                                                             ---------     --------
Total from investment operations. ........................       (3.88)        0.12

LESS DISTRIBUTIONS:
From net investment income ...............................       (0.01)       (0.00)(3)
                                                             ---------     --------
Total distributions ......................................       (0.01)       (0.00)
                                                             ---------     --------
Net asset value, end of period ...........................    $   6.23      $ 10.12
                                                             =========     ========
Total return(4) ..........................................      (38.31)%       1.21%(5)
                                                             =========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .....................    $ 36,356      $ 7,196
Operating expenses including dividends on
   short sales and interest expense, after
   expense reimbursement/waiver ..........................        2.70%        3.51%(6)
Operating expenses including dividends on
   short sales and interest expense, before
   expense reimbursement/waiver ..........................        3.79%        5.00%(6)
Operating expenses excluding dividends on
   short sales and interest expense, after
   expense reimbursement/waiver ..........................        1.50%        1.50%(6)
Net investment income (loss) .............................        0.20%       (1.24)%(6)
Portfolio turnover rate ..................................         175%          84%(5)

(1) The Wilshire Large Cap Core 130/30 Fund commenced operations November 15, 2007.

(2) The selected per share data was calculated using the average shares outstanding method for the period.

(3)   Amount is less than $0.01 per share.

(4)   Total return represents the total return for the period indicated.

(5)   Not annualized.

(6)   Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE LARGE CAP CORE 130/30 FUND                                       [LOGO]
FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

   FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                             INSTITUTIONAL CLASS SHARES
                                                             --------------------------
                                                                YEAR          PERIOD
                                                               ENDED          ENDED
                                                             12/31/2008    12/31/2007(1)
                                                             -----------   ------------
Net asset value, beginning of period                          $  10.12     $  10.00
                                                             ---------     --------
INCOME/(LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income/(loss)(2) ..........................        0.04        (0.01)
Net realized and unrealized gain/(loss) on
   investments and  short sales ..........................       (3.89)        0.13
                                                             ---------     --------
Total from investment operations .........................       (3.85)        0.12
                                                             ---------     --------
LESS DISTRIBUTIONS:
From net investment income ...............................       (0.02)       (0.00)(3)
                                                             ---------     --------
Total distributions ......................................       (0.02)       (0.00)
                                                             ---------     --------
Net asset value, end of period ...........................    $   6.25     $  10.12
                                                             =========     ========
Total return(4) ..........................................      (38.09)        1.23%(5)
                                                             =========     ========

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:

Net assets, end of period (in 000's) .....................    $ 24,617     $ 12,870
Operating expenses including dividends on
   short sales and interest expense, after
   expense reimbursement/waiver ..........................        2.41%        3.09%(6)
Operating expenses including dividends on
   short sales and interest expense, before
   expense reimbursement/waiver ..........................        3.50%        4.38%(6)
Operating expenses excluding dividends on
   short sales and interest expense, after
   expense reimbursement/waiver ..........................        1.21%        1.25%(6)
Net investment income (loss) .............................        0.49%       (0.79%)(6)
Portfolio turnover rate ..................................         175%          84%(5)

(1) The Wilshire Large Cap Core 130/30 Fund commenced operations November 15, 2007.

(2) The selected per share data was calculated using the average shares outstanding method for the period.

(3)   Amount is less than $0.01 per share.

(4)   Total return represents the total return for the period indicated.

(5)   Not annualized.

(6)   Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS                                             [LOGO]
DECEMBER 31, 2008
--------------------------------------------------------------------------------

1.    Organization.

Wilshire Mutual Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers six series, all of which had operations during the annual period: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Dow Jones Wilshire 5000 Index Portfolio and Wilshire Large Cap Core 130/30 Fund (collectively the "Portfolios", each a "Portfolio"). On July 21, 2008, the Wilshire/MAXAM Diversity Fund commenced operations. Financial statements are presented separately. On December 22, 2008, the Board of Directors determined that it was in the best interests of the Wilshire/MAXAM Diversity Fund to redeem all the outstanding shares of the Fund on January, 15, 2009, and to terminate the Fund. Prior to January 15, 2009, shareholders of the Fund could redeem their shares for shares of another Wilshire Fund. Any shares of the Wilshire/MAXAM Diversity Fund that were not redeemed or exchanged prior to January 15, 2009, were redeemed automatically at their net asset value on that date. The Company accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offers Investment and Institutional Class shares, each of which has equal rights as to voting privileges. The Dow Jones Wilshire 5000 Index Portfolio also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its particular service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

2.    Significant Accounting Policies.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

PORTFOLIO VALUATION: A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price. In the event market quotations are not readily available, securities are valued at fair value according to procedures established by the Board

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                               [LOGO]
DECEMBER 31, 2008
--------------------------------------------------------------------------------

of Directors or as determined in good faith by the Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company, or by the Company's Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value using the procedures outlined above does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or by the Company's Valuation Committee. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector.

SECURITIES SOLD SHORT: The Wilshire Large Cap Core 130/30 Fund engages in short selling. To complete a short sales transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The Portfolio pays interest to the lender for borrowing the security. This amount is reflected as interest expense in the Statements of Operations.

Until the Portfolio closes its short position or replaces the borrowed security, the Portfolio will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the custodian as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Portfolio's short position.

The short stock rebates presented in the Statements of Operations represent the net income earned on the short sale proceeds held on deposit with the Portfolio's custodian. The Portfolio is subject to risk of loss if the broker were to fail to perform its obligation under contractual terms. Dividends on short positions are recorded on the ex-dividend date as an expense on the Statements of Operations. Short sales transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the Statements of Assets and Liabilities. The Portfolio will incur a loss if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Short selling involves the risk of a potentially unlimited increase in the market value of the security sold short, which could result in a potentially unlimited loss for the Portfolio.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis. Distributions received on securities

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                               [LOGO]
DECEMBER 31, 2008
--------------------------------------------------------------------------------

that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. The actual character of income, realized gain and return of capital distributions received from Real Estate Investment Trusts are not known until after the end of the fiscal year, at which time such distributions are appropriately adjusted.

EXPENSES: Distribution and Service fees directly attributable to a class of shares are charged to that class' operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionately among all Funds daily in relation to the net assets of each Portfolio or another reasonable basis. Expenses which are attributable to the Company and the Wilshire Variable Insurance Trust are allocated across the Company and the Wilshire Variable Insurance Trust based upon relative net assets or another reasonable basis. Expenses and fees, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio's shares.

OFFERING COSTS: Offering costs for Wilshire Large Cap Core 130/30 Fund are amortized on a straight-line basis over one year from commencement of operations.

REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by PNC Global Investment Servicing and are designated as being held on each Fund's behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds' policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy. The Fund bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period.

CASH AND CASH EQUIVALENTS: Idle cash may be swept into various money market funds and is classified as cash equivalents on the Schedule of Investments. Amounts invested are generally available on the same business day.

INVESTMENTS IN REITS: With respect to the Portfolio, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                               [LOGO]
DECEMBER 31, 2008
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Portfolios' net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax.

SECURITIES LENDING: The Portfolios may seek additional income by lending their securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Portfolio may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Company and acting as a "placing broker." A Portfolio receives compensation for lending securities in the form of fees. A Portfolio also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Company's policy that the collateral be equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into and that the collateral supporting loans be remarked daily. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. PNC Global Investment Services, the Portfolios' custodian, acts as the securities lending agent for the Portfolios. There were no securities on loan or related collateral at December 31, 2008. The related income from securities loaned during the period is reflected in the Statements of Operations.

3.    Investment Advisory Fee and Other Transactions.

Pursuant to the Advisory Agreement (the "Agreement") between the Company and Wilshire Associates Incorporated ("Wilshire" or the "Adviser"), Wilshire charges annual fees of 0.75% of average daily net assets for the Large Company Growth and Large Company Value Portfolios, 0.85% of average daily net assets for the Small Company Growth and Small Company Value Portfolios, 0.10% of average daily net assets for the Dow Jones Wilshire 5000 Index Portfolio and 1.00% for the Wilshire Large Cap Core 130/30 Fund. For the year ended December 31, 2008, Wilshire voluntarily waived 0.60% from its fee for the Small Company Growth Portfolio and 0.60% from its fee for the Small Company Value Portfolio. Wilshire will not seek recoupment from the Company for expenses previously waived or reimbursed through December 31, 2008 for such Portfolios. Wilshire has entered into a contractual expense limitation agreement with the Wilshire Large Cap Core 130/30 Fund to waive a portion of its management fee and/or reimburse expenses to limit expenses (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class shares and Institutional Class shares, respectively. This agreement to limit expenses continues through at least April 30, 2009. Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation for the Wilshire Large Cap Core 130/30 Fund. At December 31, 2008, the amounts of waivers subject to recoupment for Wilshire Large Cap Core 130/30 Fund are $242,041, expiring in 2011 and $21,064, expiring in 2010.

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WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                               [LOGO]
DECEMBER 31, 2008
-------------------------------------------------------------------------------

For the year ended December 31, 2008, advisory Wilshire waived fees and reimbursed expenses as follows:

PORTFOLIO                                      WAIVED FEES   REIMBURSED EXPENSES
---------                                      -----------   -------------------
Small Company Growth Portfolio .............   $    82,320        $       --
Small Company Value Portfolio ..............       113,197                --
Wilshire Large Cap Core 130/30 Fund ........       123,576           118,445

The Board of Directors of the Company has approved Los Angeles Capital Management and Equity Research ("L.A. Capital"), Payden & Rydell ("Payden"), Quest Investment Management, Inc. ("Quest"), Sawgrass Asset Management ("Sawgrass"), Victory Capital Management Inc. ("Victory"), Pzena Investment Management, LLC ("Pzena"), Acadian Asset Management, Inc. ("Acadian"), Systematic Financial Management, L.P. ("Systematic"), Ranger Investment Management, L.P., NWQ Investment Management Company, LP ("NWQ"), AG Asset Management, LLC ("AG"), AXA Rosenberg Investment Management LLC ("AXA"), Thompson, Siegel & Walmsley LLC ("TSW") and TWIN Capital Management, Inc. ("TWIN") (collectively the "Sub-Advisers") to provide sub-advisory services with respect to the Portfolios. Payden, Quest, Sawgrass and Victory each manage a portion of the Large Company Growth Portfolio. L.A. Capital, Pzena, Acadian and Systematic each manage a portion of the Large Company Value Portfolio. L.A. Capital and Ranger each manage a portion of the Small Company Growth Portfolio. L.A. Capital and NWQ each manage a portion of the Small Company Value Portfolio. L.A. Capital is the sole sub-adviser for the Dow Jones Wilshire 5000 Index Portfolio. AG, AXA, TSW and TWIN each manage a portion of the Wilshire Large Cap Core 130/30 Fund.

Wilshire continues to oversee the Sub-Advisers. The fees of the Sub-Advisers are paid by Wilshire.

SEI Investments Global Funds Services serves as the Company's administrator and accounting agent pursuant to an administration agreement dated May 31, 2008. DST Systems, Inc. serves as the Company's transfer agent and dividend disbursing agent. PNC Global Investment Servicing serves as the Company's custodian for all Portfolios except the Wilshire Large Cap Core 130/30 Fund. Custodial Trust Company serves as the custodian for the Wilshire Large Cap Core 130/30 Fund. SEI Investments Distribution Co. serves as the Company's distributor.

Prior to July 14, 2008, PNCGIS Inc. ("PNCGIS") served as the Company's administrator, transfer agent and accounting agent pursuant to a services agreement. PNCGIS served as the Company's distributor.

OFFICERS' AND DIRECTORS' EXPENSES: The officers of the Company receive remuneration from the Adviser. The Company does not pay any remuneration to its officers with the exception of the Company's Chief Compliance Officer ("CCO"). The Company and Wilshire Variable Insurance Trust each pay a portion of the CCO's compensation and related out of pocket expenses, and the Adviser pays the remainder of such compensation. Effective April 1, 2008, the Company and Wilshire Variable Insurance Trust together pay each independent director an annual retainer of $14,000, an annual additional Board Chair retainer of $12,000, a Board in-person meeting fee of $1,500, a Board telephonic meeting fee of $1,000, an annual Committee Member retainer of $4,000, an annual Committee Chairperson retainer of $8,000 in lieu of the $4,000 Committee Member retainer, and a Committee tele-

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WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                               [LOGO]
DECEMBER 31, 2008
--------------------------------------------------------------------------------

phonic meeting fee of $500. Prior to April 1, 2008, the Company and the Wilshire Variable Insurance Trust together paid each independent director an annual Board member retainer of $10,000, an annual additional Board chair retainer of $16,000, a Board meeting fee of $1,500, a telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual Committee chair retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500.

4.    Distribution and Shareholder Services Plans.

The Directors of the Company have adopted shareholder services and/or distribution plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, with respect to the Investment Class Shares of each Portfolio and the Qualified Class Shares of the Dow Jones Wilshire 5000 Index Portfolio. Under the Plans, each such Portfolio reimburses SEI Investments Distribution Co. (the "Distributor"), at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares and Qualified Class Shares of each Portfolio and at an annual rate of up to 0.35% of the value of the average daily net assets attributable to the Horace Mann Class shares of each Portfolio, for certain service fees provided by securities dealers or other financial intermediaries ("service fees") or for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares or Qualified Class Shares. For the year ended December 31, 2008, the distribution and service fee expenses incurred for each such class of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Dow Jones Wilshire 5000 Index Portfolio and Wilshire Large Cap Core 130/30 was 0.25% of the respective average net assets of each Portfolio.

In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees to any such shareholder service provider does not exceed in any year 0.20% and 0.15% for the Investment and Institutional Class Shares, respectively, of the Portfolio's average net assets attributable to the shares whose holders are serviced by such provider.

For the year period ended December 31, 2008, the shareholder service provider fees were as follows (as a percent of average net assets of each class):

PORTFOLIO                                      INVESTMENT CLASS   INSTITUTIONAL CLASS
---------                                      ----------------   -------------------
Large Company Growth Portfolio .............         0.13%               0.01%
Large Company Value Portfolio ..............         0.03%               0.08%
Small Company Growth Portfolio .............         0.09%               0.05%
Small Company Value Portfolio ..............         0.08%               0.02%
Dow Jones Wilshire 5000 Index Portfolio ....         0.05%               0.12%
Wilshire Large Cap Core 130/30 Fund ........         0.17%               0.07%

The Qualified Class Shares of the Dow Jones Wilshire 5000 Index Portfolio has adopted a shareholder services plan which authorizes payments by the Qualified Class Shares of up to 0.15% of the average daily net assets attributable to the Portfolio's Qualified Class Shares for certain shareholder services provided by Insurers or other financial intermediaries. For the year ended December 31, 2008, the shareholder service provider fees for the Qualified Class Shares were 0.15% of average net assets.

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WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                               [LOGO]
DECEMBER 31, 2008
--------------------------------------------------------------------------------

The Directors of the Company have adopted a shareholder services and distribution plan pursuant to Rule 12b-1 with respect to the Horace Mann Class Shares of the Dow Jones Wilshire 5000 Index Portfolio. Under such Plan, the Company reimburses the Distributor for its shareholder service and distribution payments at an annual rate of up to 0.35% of the value of the average daily net assets of the Dow Jones Wilshire 5000 Index Portfolio attributable to the Horace Mann Class Shares.

5.    Securities Transactions.

For the year ended December 31, 2008, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments and short sales and purchases to cover, were as follows:

PORTFOLIO                                            PURCHASES        SALES
---------                                          ------------   ------------
Large Company Growth Portfolio .................   $443,860,571   $561,946,910
Large Company Value Portfolio ..................     82,022,582     97,161,351
Small Company Growth Portfolio .................     11,782,006     19,221,871
Small Company Value Portfolio ..................     15,294,139     26,139,383
Dow Jones Wilshire 5000 Index Portfolio ........    111,744,284    112,719,197
Wilshire Large Cap Core 130/30 Fund ............     98,867,268     46,219,957

For Wilshire Large Cap Core 130/30 Fund, short sales and purchases to cover were $31,843,891 and $22,341,656, respectively.

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARD NO. 157 "FAIR VALUE MEASUREMENTS"("FAS 157"): In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on January 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities.

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                               [LOGO]
DECEMBER 31, 2008
--------------------------------------------------------------------------------

The summary of inputs used to value the Portfolios' net assets as of December 31, 2008 is as follows:

                                         LARGE           LARGE         SMALL         SMALL
                                        COMPANY         COMPANY       COMPANY       COMPANY        DOW JONES        WILSHIRE
                                         GROWTH          VALUE        GROWTH         VALUE       WILSHIRE 5000     LARGE CAP
                                       PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO    INDEX PORTFOLIO   130/30 FUND
                                      ------------   ------------   -----------   -----------   ---------------   ------------
ASSETS:
Level 1-Quoted Prices .............   $197,770,953   $ 26,542,475   $ 5,430,860   $ 8,634,604   $   157,780,185   $ 65,052,489
Level 2-Other Significant
   Observable Inputs ..............             --             --            --            --                --         82,250
Level 3-Significant
   Unobservable Inputs ............             --             --            --            --                --             --
                                      ------------   ------------   -----------   -----------   ---------------   ------------

Total Market Value
   of Assets ......................   $197,770,953   $ 26,542,475   $ 5,430,860   $ 8,634,604   $   157,780,185   $ 65,134,739
                                      ------------   ------------   -----------   -----------   ---------------   ------------

LIABILITIES:
Level 1-Quoted Prices .............             --             --            --            --                --   $(12,674,404)
Level 2-Other Significant
   Observable Inputs ..............             --             --            --            --                --             --
Level 3-Significant
   Unobservable Inputs ............             --             --            --            --                --             --
                                      ------------   ------------   -----------   -----------   ---------------   ------------

Total Market Value
   of Liabilities .................   $         --   $         --   $        --   $        --  $             --   $(12,674,404)
                                      ------------   ------------   -----------   -----------   ---------------   ------------

6.    Significant Shareholder Activity.

On December 31, 2008, the Portfolios had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.

PORTFOLIO
---------
Large Company Growth Portfolio (1 omnibus shareholder) .................   40%
Large Company Value Portfolio (1 omnibus shareholder) ..................   68%
Small Company Growth Portfolio (2 omnibus shareholders) ................   60%
Small Company Value Portfolio (2 omnibus shareholders) .................   53%
Dow Jones Wilshire 5000 Index Portfolio (4 omnibus shareholders) .......   66%
Wilshire Large Cap Core 130/30 Fund (2 omnibus shareholders) ...........   67%

7.    Tax Information.

No provision for federal income taxes is required because each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles

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--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                               [LOGO]
DECEMBER 31, 2008
--------------------------------------------------------------------------------

generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Management has completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the Fund's financial statements, and therefore the Fund did not record any tax expense in the current period. If the Fund were to record a tax expense as a result of the adoption of FIN 48, the tax expense would include any interest and penalties. The Fund files U.S. federal income tax returns and if applicable, returns in various foreign jurisdictions in which it invests. While the statute of limitations remains open to examine the Fund's U.S. federal income tax returns filed for the fiscal years 2005 to 2008, no examinations are in progress or anticipated at this time. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

Under current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2008, the following Portfolios had post-October capital loss deferrals as follows:

PORTFOLIO                                                      CAPITAL LOSSES
---------                                                      --------------
Large Company Growth Portfolio .............................   $   16,496,945
Large Company Value Portfolio ..............................        2,207,104
Small Company Growth Portfolio .............................          561,144
Small Company Value Portfolio ..............................        1,154,851
Dow Jones Wilshire 5000 Index Portfolio ....................       12,871,081
Wilshire Large Cap Core 130/30 Fund ........................        1,948,775

The federal tax cost, unrealized appreciation and depreciation at December 31, 2008 for each Portfolio are as follows:

                                                                                                          NET
                                                                                                      UNREALIZED
                                                            TAX        UNREALIZED     UNREALIZED     APPRECIATION
PORTFOLIO                                                  COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
---------                                              ------------   ------------   ------------   ---------------
Large Company Growth Portfolio .....................   $243,154,827   $ 13,191,752   $(58,575,626)  $  (45,383,874)
Large Company Value Portfolio ......................     35,548,773      1,566,220    (10,572,518)      (9,006,298)
Small Company Growth Portfolio .....................      6,628,349        485,224     (1,682,713)      (1,197,489)
Small Company Value Portfolio ......................     10,749,843        673,574     (2,788,813)      (2,115,239)
Dow Jones Wilshire 5000 Index Portfolio ............    179,273,170     27,930,868    (49,423,853)     (21,492,985)
Wilshire Large Cap Core 130/30 Fund ................     70,485,995      1,374,084     (6,725,340)      (5,351,256)

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WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                               [LOGO]
DECEMBER 31, 2008
--------------------------------------------------------------------------------

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2008, the following Portfolios had available for federal income tax purposes unused capital losses as follows:

                                                            EXPIRING DECEMBER 31,
                                     ------------------------------------------------------------------
PORTFOLIO                                2010          2011          2012         2013         2016
---------                            -----------   -----------   -----------   ---------   ------------
Large Company Growth Portfolio ...   $        --   $        --   $        --   $      --   $  8,168,724
Large Company Value Portfolio ....            --            --            --          --     11,480,213
Small Company Growth Portfolio ...            --            --            --          --      1,928,483
Small Company Value Portfolio ....            --            --            --          --      2,759,056
Dow Jones Wilshire 5000
   Index Portfolio ...............     2,960,522     3,810,802     5,509,772     108,266      9,722,562
Wilshire Large Cap Core
   130/30 Fund ...................            --            --            --          --      2,973,710

The tax character of distributions declared were:

                                         2008         2008        2008         2007           2007          2007
                                       ORDINARY     CAPITAL    RETURN OF     ORDINARY        CAPITAL     RETURN OF
PORTFOLIO                               INCOME       GAINS      CAPITAL       INCOME          GAINS       CAPITAL
---------                            -----------   ---------   ---------   ------------   ------------   ---------
Large Company Growth Portfolio ...   $ 3,908,641   $      --   $      97   $ 11,201,849   $ 71,125,453   $      --
Large Company Value Portfolio ....       557,498       1,093          --      2,716,827     12,592,542       4,227
Small Company Growth Portfolio ...            --     305,872           3        220,425      1,807,571          --
Small Company Value Portfolio ....       110,316       1,842          --        727,195      1,830,168          --
Dow Jones Wilshire 5000
   Index Portfolio ...............     3,000,129          --          --      3,931,706             --          --
Wilshire Large Cap Core
   130/30 Fund ...................       110,072          --          --          4,000             --          --

At December 31, 2008, the components of distributable accumulated earnings/(losses) on a tax basis were as follows:

                                                                                                        DOW JONES       WILSHIRE
                                            LARGE           LARGE           SMALL          SMALL         WILSHIRE       LARGE CAP
                                           COMPANY         COMPANY         COMPANY        COMPANY          5000           CORE
                                           GROWTH           VALUE           GROWTH         VALUE           INDEX         130/30
                                          PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO        FUND
                                        -------------   -------------   ------------   ------------   -------------   ------------
Undistributed ordinary income .......   $          --   $         987   $         --   $     27,263   $     294,244   $     88,295
Capital loss carryforwards ..........      (8,168,724)    (11,480,213)    (1,928,483)    (2,759,056)    (22,111,924)    (2,973,710)
Post October losses .................     (16,496,945)     (2,207,104)      (561,144)    (1,154,851)    (12,871,081)    (1,948,775)
Unrealized appreciation .............     (45,383,874)     (9,006,298)    (1,197,489)    (2,115,239)    (21,492,985)    (4,640,605)
                                        -------------   -------------   ------------   ------------   -------------   ------------
Total accumulated earnings/(loss) ...   $ (70,049,543)  $ (22,692,628)  $ (3,687,116)  $ (6,001,883)  $ (56,181,746)  $ (9,474,795)
                                        -------------   -------------   ------------   ------------   -------------   ------------

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                               [LOGO]
DECEMBER 31, 2008
--------------------------------------------------------------------------------

The differences between book and tax-basis unrealized appreciation/depreciation are attributable primarily to the tax deferral of losses on wash sales on all Portfolios.

8.    Reclassifications.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The permanent differences are primarily attributable to the net realized gain on sale of partnerships, write-off of net operating losses and the re-characterization of distributions. As of December 31, 2008, the reclassifications were as follows:

                                                                         INCREASE       INCREASE/(DECREASE)
                                              INCREASE/(DECREASE)   UNDISTRIBUTED NET        REALIZED
PORTFOLIO                                       PAID-IN CAPITAL     INVESTMENT INCOME      CAPITAL GAINS
---------                                     -------------------   -----------------   -------------------
Large Company Growth Portfolio ............   $          (590,502)  $         597,343   $            (6,841)
Large Company Value Portfolio .............                 4,227               5,871               (10,098)
Small Company Growth Portfolio ............               (86,875)             89,302                (2,427)
Small Company Value Portfolio .............                    --              14,316               (14,316)
Dow Jones Wilshire 5000 Index Portfolio ...                (8,568)             19,511               (10,943)
Wilshire Large Cap Core 130/30 Fund .......               (45,447)             76,276               (30,829)

9.    Indemnifications.

In the normal course of business, the Company, on behalf of the Portfolios enters into contracts that provide general indemnifications. The Portfolios' maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

The Income Fund is one of the underlying funds the Target Maturity Funds invest in. The Income Fund invests primarily in debt instruments. The issuers' ability to meet their obligations may be affected by the recent economic developments. In addition, the Fund's investments are subject to credit risk," which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. Certain securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Fund's ability to maintain

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WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                               [LOGO]
DECEMBER 31, 2008
--------------------------------------------------------------------------------

positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

10.   New Accounting Pronouncement.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161") and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of FAS 161. The impact on the Portfolios' financial statement disclosures, if any, is currently being assessed.

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WILSHIRE MUTUAL FUNDS, INC.                                               [LOGO]
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Wilshire Mutual Funds, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the condensed schedules of investments of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Dow Jones Wilshire 5000 Index Portfolio and the schedule of investments of Wilshire Large Cap Core 130/30 Fund and the schedule of securities sold short of Wilshire Large Cap Core 130/30 Fund (constituting Wilshire Mutual Funds, Inc., hereafter referred to as the "Portfolios") and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of the Portfolios at December 31, 2008 and the results of each of their operations, the changes in each of their net assets, the cash flows of Wilshire Large Cap Core 130/30 Fund and each of their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
March 2, 2009

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.                                               [LOGO]
ADDITIONAL FUND INFORMATION
--------------------------------------------------------------------------------

The Board of Directors has responsibility for the overall management and operations of the Company. The Board establishes the Company's policies and meets regularly to review the activities of the officers, who are responsible for the day-to-day operations of the Company.

Set forth below are the names of the Directors and executive officers of the Company, their ages, positions and terms of office, their principal occupations during the past five years, and other directorships held by them. The address of each Director and Officer is 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401.

                                                                                                NUMBER OF
                                  TERM OF                                                         FUNDS/
                  POSITION     OFFICE(1) AND                     PRINCIPAL                       FUNDS IN          OTHER
                    HELD         LENGTH OF                      OCCUPATIONS                      COMPLEX       DIRECTORSHIPS
                  WITH THE         TIME                       DURING THE PAST                    OVERSEEN         HELD BY
NAME AND AGE       COMPANY        SERVED                         FIVE YEARS                    BY DIRECTOR       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
Lawrence E.     Director and    Since 2005   President, Wilshire Associates Incorporated,           15      Wilshire Variable
Davanzo, 55(2)  President                    October 2007-Present; Senior Managing Director,                Insurance Trust (9
                                             October 2004-October 2007, Wilshire Associates                 Funds); Wilshire
                                             Incorporated; President, 2005- Present, Wilshire               Associates
                                             Variable Insurance Trust; Managing Director,                   Incorporated
                                             August 2004- October 2004, Guggenheim Partners,
                                             independent investor, August 2001-August 2004.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.                                               [LOGO]
ADDITIONAL FUND INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                  TERM OF                                                         FUNDS/
                  POSITION     OFFICE(1) AND                     PRINCIPAL                       FUNDS IN          OTHER
                    HELD         LENGTH OF                      OCCUPATIONS                      COMPLEX       DIRECTORSHIPS
                  WITH THE         TIME                       DURING THE PAST                    OVERSEEN         HELD BY
NAME AND AGE       COMPANY        SERVED                         FIVE YEARS                    BY DIRECTOR       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
                                                      NON-INTERESTED DIRECTORS
-------------------------------------------------------------------------------------------------------------------------------
Theodore J.     Director        Since 2008   President and Chief Executive Officer, National        15      Wilshire Variable
Beck, 55                                     Endowment for Financial Education (since 2005);                Insurance Trust
                                             Associate Dean for Executive Education and                     (9 Funds)
                                             Corporate Relationships, and President for the
                                             Center for Advanced Studies in Business at the
                                             University of Wisconsin (1999-2005)

Roger A.        Director        Since 2006   Vice President, University Medical Foundation,         15      Integrity Mutual
Formisano, 59                                2006- Present; formerly Director, The Center for               Insurance Company,
                                             Leadership and Applied Business, UW-Madison                    Wilshire Variable
                                             School of Business; Principal, R.A. Formisano &                Insurance Trust
                                             Company, LLC                                                   (9 Funds)

Richard A.      Director        Since 2006   Retired; formerly Senior Relationship Manager,         15      Wilshire Variable
Holt, 66                                     Scudder Insurance Asset Management.                            Insurance Trust
                                                                                                            (9 Funds)

Suanne K.       Director        Since 2008   Retired; formerly Chief Compliance Officer, Bahl       15      Wilshire Variable
Luhn, 53                                     & Gaynor (investment adviser) (1990 to 2006)                   Insurance Trust
                                                                                                            (9 Funds)

Harriet A.      Director        Since 2006   President, Greater Cincinnati Credit Union;            15      Greater Cincinnati
Russell, 66                                  formerly Vice President, Cincinnati Board of                   Credit Union Board;
                                             Education; formerly teacher, Walnut Hills High                 Wilshire Variable
                                             School.                                                        Insurance Trust
                                                                                                            (9 Funds)

George J.       Director,       Since 2006   Independent Consultant; Consultant, Horace Mann        15      Wilshire Variable
Zock, 57        Chairman of                  Service Corporation (2004 to 2005); Executive                  Insurance Trust
                the Board                    Vice President, Horace Mann Life Insurance                     (9 Funds)
                                             Company and Horace Mann Service Corporation
                                             (1997 to 2003).

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.                                               [LOGO]
ADDITIONAL FUND INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                  TERM OF                                                         FUNDS/
                  POSITION     OFFICE(1) AND                     PRINCIPAL                       FUNDS IN          OTHER
                    HELD         LENGTH OF                      OCCUPATIONS                      COMPLEX       DIRECTORSHIPS
                  WITH THE         TIME                       DURING THE PAST                    OVERSEEN         HELD BY
NAME AND AGE       COMPANY        SERVED                         FIVE YEARS                    BY DIRECTOR       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
                                                              OFFICERS
-------------------------------------------------------------------------------------------------------------------------------
Helen           Chief           Since 2004   Managing Director, Wilshire Associates                 N/A              N/A
Thompson, 41    Compliance                   Incorporated. (since 2003); Associate Director,
                Officer and                  First Quadrant, L.P. (2001 to 2003); Chief
                Secretary                    Investment Accountant, Financial Controller,
                                             Company Secretary, Associate Director,
                Treasurer and   Since 2008   Compliance Officer (1996 to 2003), First
                Vice President               Quadrant Limited


(1) EACH DIRECTOR SERVES UNTIL THE NEXT SHAREHOLDERS' MEETING (AND UNTIL THE ELECTION AND QUALIFICATION OF A SUCCESSOR), OR UNTIL DEATH, RESIGNATION, REMOVAL OR RETIREMENT WHICH TAKES EFFECT NO LATER THAN THE MAY 1 FOLLOWING HIS OR HER 70TH BIRTHDAY. OFFICERS ARE ELECTED BY THE BOARD ON AN ANNUAL BASIS TO SERVE UNTIL THEIR SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED.

(2) MR. DAVANZO IS AN INTERESTED PERSON BECAUSE OF HIS POSITION WITH THE COMPANY'S INVESTMENT ADVISER, WILSHIRE ASSOCIATES INCORPORATED.

The Company's Statement of Additional Information includes additional information about the Directors of the Company and is available, without charge, upon request, by calling 1-888-200-6796.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.                                               [LOGO]
ADDITIONAL FUND INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

INFORMATION ON PROXY VOTING

The Securities and Exchange Commission ("SEC") has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each Portfolio's proxy voting record relating to portfolio securities held during most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, by e-mailing us at www.wilfunds.com or on the SEC's website at http://www.sec.gov.

INFORMATION ON FORM N-Q

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Company's Form N-Q is available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
TAX INFORMATION                                                           [LOGO]
(UNAUDITED)
--------------------------------------------------------------------------------

Of the distributions made by the following Portfolios, the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:

PORTFOLIO                                                            PERCENTAGE
---------                                                            ----------
Large Company Growth Portfolio ...................................        19.08%
Large Company Value Portfolio ....................................        99.95%
Small Company Growth Portfolio ...................................         0.00%
Small Company Value Portfolio ....................................       100.00%
Dow Jones Wilshire 5000 Index Portfolio ..........................        91.33%
Wilshire Large Cap Core 130/30 Fund ..............................       100.00%

Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, the Portfolios listed below designate the following percentages of their income dividends distributed in 2006 as qualified dividend income as defined in Section 1(h)(II) of the Internal Revenue Code.

PORTFOLIO                                                            PERCENTAGE
---------                                                            ----------
Large Company Growth Portfolio ...................................        28.99%
Large Company Value Portfolio ....................................       100.00%
Small Company Growth Portfolio ...................................         0.00%
Small Company Value Portfolio ....................................       100.00%
Dow Jones Wilshire 5000 Index Portfolio ..........................        89.29%
Wilshire Large Cap Core 130/30 Fund ..............................        90.74%

Pursuant to the American Jobs Creation Act of 2004, the Funds listed below designate the following percentages of income distributions as qualified interest income that is exempt from U.S. withholding tax when paid to foreign investors.

PORTFOLIO                                                            PERCENTAGE
---------                                                            ----------
Large Company Growth Portfolio ...................................         0.00%
Large Company Value Portfolio ....................................         0.61%
Small Company Growth Portfolio ...................................         0.00%
Small Company Value Portfolio ....................................         0.99%
Dow Jones Wilshire 5000 Index Portfolio ..........................         0.48%
Wilshire Large Cap Core 130/30 Fund ..............................         4.69%

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
TAX INFORMATION                                                           [LOGO]
(UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

Pursuant to the American Jobs Creation Act of 2004, the Funds listed below designate the following percentages of short-term capital gain distributions as qualified short-term capital gain that is exempt from U.S. withholding tax when paid to foreign investors.

PORTFOLIO                                                             PERCENTAGE
----------                                                            ----------
Large Company Growth Portfolio ................................         100.00%
Large Company Value Portfolio .................................           0.00%
Small Company Growth Portfolio ................................           0.00%
Small Company Value Portfolio .................................           0.00%
Dow Jones Wilshire 5000 Index Portfolio .......................           0.00%
Wilshire Large Cap Core 130/30 Fund ...........................           0.00%

The following Portfolios designate long-term capital gain distributions pursuant to Section 852(b)(3) of the Internal Revenue Code as follows:


PORTFOLIO
----------
Large Company Value Portfolio .................................        $   1,093
Small Company Growth Portfolio ................................          305,875
Small Company Value Portfolio .................................            1,842

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--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.                                               [LOGO]
BOARD APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
--------------------------------------------------------------------------------

During the six months ended December 31, 2008, the Board of Directors (the "Board") of Wilshire Mutual Funds, Inc. (the "Company") approved the renewal for an additional one-year term of the Company's advisory agreement with Wilshire Associates Incorporated ("Wilshire" or the "Adviser") with respect to each of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Dow Jones Wilshire 5000 Index Portfolio, Wilshire Large Cap Core 130/30 Fund and Wilshire/MAXAM Diversity Fund (the "Funds"). The Board also approved the renewal for additional one-year terms of Wilshire's Subadvisory Agreements with the Company's subadvisers: Acadian Asset Management, Inc. with respect to the Large Company Value Portfolio, Los Angeles Capital Management and Equity Research, Inc. with respect to each of the Small Company Value, Small Company Growth, Large Company Growth and Dow Jones Wilshire 5000 Index Portfolios, NWQ Investment Management Company, LLC with respect to the Small Company Value Portfolio, Payden & Rygel with respect to the Large Company Growth Portfolio, Pzena Investment Management, LLC with respect to the Small Company Value Portfolio, Quest Investment Management, Inc. with respect to the Large Company Growth Portfolio, Ranger Investment Management, L.P. with respect to the Small Company Growth Portfolio, Sawgrass Asset Management, LLC with respect to the Large Company Growth Portfolio, Systematic Financial Management, L.P. with respect to the Large Company Value Portfolio and Victory Capital Management, Inc. with respect to the Large Company Growth Portfolio. In the following text, the Advisory Agreement between the Company and Wilshire is referred to as the "Advisory Agreement," the subadvisers are referred to as "Subadvisers" and the Subadvisory Agreements between Wilshire and each Subadviser are referred to as "Subadvisory Agreements."

The information in this summary outlines the Board's considerations associated with its approval the Advisory Agreement and each of the Subadvisory Agreements. In connection with its deliberations regarding the continuation of these relationships, the Board considered such information and factors as it believed to be relevant. As described below, the Board considered the nature, extent and quality of the services performed by Wilshire and the Subadvisers under the existing advisory arrangements; with respect to Wilshire, comparative fees and expense ratios as prepared by Wilshire; the profits to be realized by Wilshire and the Subadvisers; the extent to which Wilshire and the Subadvisers realize economies of scale as a Fund grows; and whether any fall-out benefits are being realized by Wilshire and the Subadvisers. In considering these matters, the Board was advised with respect to relevant legal standards by independent counsel. In addition, the Directors who are not "interested persons" of the Company as defined in the Investment Company Act of 1940 (the "Independent Directors") met with counsel in private sessions at which no representatives of Wilshire were present and discussed the renewal of the Subadvisory Agreements with management and in private sessions with counsel at which no representatives of the Subadvisers were present.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
BOARD APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS                     [LOGO]
(CONTINUED)
--------------------------------------------------------------------------------

As required by the Investment Company Act of 1940, each approval was confirmed by the unanimous separate vote of the Independent Directors. In deciding to approve renewal of the Advisory Agreement and the Subadvisory Agreements, the Board did not identify a single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded, after reviewing the factors, in favor of such approval.

INFORMATION REQUESTED AND RECEIVED
----------------------------------

The Board, including all the Independent Directors, considered the renewal of the Subadvisory Agreements pursuant to a process that concluded at the Board's August 22, 2008 meeting and the renewal of the Advisory Agreement pursuant to a process that concluded at the Board's December 5, 2008 meeting, in each case following an extensive process. At the direction of the Independent Directors, counsel to the Company and the Independent Directors sent memoranda to the Adviser requesting information regarding the Subadvisory Agreements and the Advisory Agreement to be provided to the Directors in advance of meetings of the Contract Review Committee (which is comprised of all the Independent Directors) held on August 21, 2008 and December 4 and 5, 2008, respectively. Based upon a review of such information, counsel sent follow-up memoranda, on behalf of the Independent Directors, requesting additional information to be considered at the August 21, 2008 and December 4 and 5, 2008 meetings.

In response to the requests for information, the Directors received information from the Adviser as to each of the Funds describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund,
(iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies, and (vii) benefits realized by the Adviser from its relationship with each Fund. The Directors received information from the Adviser regarding the factors underlying the recommendations to continue each Subadvisory Agreement. The Directors also received information from each Subadviser as to each Fund it managed describing:
(i) the nature, extent and quality of services provided, (ii) the investment performance of the Subadviser in connection with the Fund, (iii) the financial condition of the Subadviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid by other registered investment companies and any comparable advisory clients, and (vii) benefits realized by the Subadviser from its relationship with the Fund. At each meeting, the Inde-

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
BOARD APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS                     [LOGO]
(CONTINUED)
--------------------------------------------------------------------------------

pendent Directors also received a memorandum from counsel describing their duties in connection with contract approvals, and they were assisted in their review by independent legal counsel.

Prior to consideration by the Board, the Contract Review Committee met on August 21, 2008 and December 4 and 5, 2008, as applicable, to discuss the information provided. With respect to Wilshire, it also considered the assessment of performance made by the Investment Committee (which is comprised solely of Independent Directors), which met on December 4, 2008 to review the data Wilshire had prepared on performance. Following its evaluation of all materials provided, the Contract Review Committee concluded that it was in the best interests of each Fund to renew the Advisory and Subadvisory Agreements and recommended to the Board that the Advisory and Subadvisory Agreements be renewed. At its meetings on August 22, 2008 and December 5, 2008, as applicable, the Board considered the recommendation of the Contract Review Committee along with the other factors that the Board deemed relevant.

NATURE, EXTENT AND QUALITY OF SERVICES -- WILSHIRE
--------------------------------------------------

With respect to the nature, extent and quality of services provided by the Adviser, the Board reviewed the functions performed by the Adviser. The Board considered the experience and skills of the senior management leading fund operations, the experience and skills of the personnel performing the functions under the Advisory Agreement and the resources made available to such personnel. The Board also considered the compliance programs established by the Adviser and the level of compliance maintained for the Funds. The Board reviewed the processes used by the Adviser to select, monitor and replace subadvisers. The Board concluded that the Adviser was successful in negotiating favorable sub-advisory agreements on behalf of the Funds. The Board concluded that the Adviser had a robust system in place for selecting, monitoring and terminating subadvisers. The Board also reviewed the Adviser's financial condition, and considered the financial support provided by the Adviser to the Small Company Growth and Small Company Value Portfolios through voluntary expense caps and to the Wilshire Large Cap Core 130/30 and Wilshire/MAXAM Diversity Funds through expense limitation agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Adviser to each Fund are satisfactory.

The Board reviewed information on the performance of each Fund for one-, three-, five- and ten-year periods, as applicable, along with performance information of a relevant benchmark for the same periods, and a peer group of funds for one-, three- and five-year periods (except for the Wilshire Large Cap Core 130/30 Fund, which does not have a relevant peer group). For the Large Company Growth Portfolio and the Small Company Growth Portfolio, the Board determined that performance was satis-

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
BOARD APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS                     [LOGO]
(CONTINUED)
--------------------------------------------------------------------------------

factory, noting that each Fund's performance was competitive as compared to its peer group and that it outperformed its benchmark for the ten-year period. For the Small Company Value Portfolio, the Board determined that performance was satisfactory, noting that the Fund's performance was competitive as compared to its peer group. The Board determined that the performance for the Dow Jones Wilshire 5000 Index Portfolio was satisfactory, noting that the Fund's performance was competitive as compared to its peer group and that its underperformance to its benchmark was modest. For the Large Company Value Portfolio, the Board noted the steps taken by the Adviser to address underperformance and determined that such steps were reasonable. For the Wilshire Large Cap Core 130/30 Fund and the Wilshire/MAXAM Diversity Fund, the Board noted that it had engaged in an extensive review and evaluation when the Adviser was recently approved to manage these Funds and determined that performance was too new to make a new assessment.

ADVISORY FEES
-------------

The Board reviewed each Fund's advisory fee and total expense ratio and reviewed information comparing the advisory fee and total expense ratio to those of a peer group of funds. The Board determined that the advisory fee and expense ratio for each Fund were within a competitive range. Although the Board noted that the Wilshire/MAXAM Diversity Fund has a high contractual advisory fee in comparison to its peer group, the Board recognized that the advisory fee charged to the Fund is primarily driven by the subadvisory and underlying manager fees paid, which the Board concluded were at competitive levels. As to total expenses, the Board noted that total expenses are influenced by the small size of the complex. The Board received information regarding fees charged by the Adviser to other registered investment companies advised by the Adviser and similar to certain Funds and determined such fees were comparable to those of the applicable Funds. The Board concluded that the advisory fee for each Fund was reasonable and appropriate in amount.

PROFITABILITY TO WILSHIRE AND ECONOMIES OF SCALE
------------------------------------------------

With respect to the profitability of the Advisory Agreement, the Board primarily considered the fee structure of the Advisory Agreement, including the costs of the services provided and the profits realized by the Adviser from its relationship with the Funds. The Board concluded that the profits realized by the Adviser were reasonable in comparison with the costs of providing investment advisory services to the Funds. In addition, the Board considered the extent to which economies of scale are realized as the Funds grow and whether fee levels reasonably reflect economies of scale for the benefit of shareholders. The Board reviewed each Fund's asset size, each Fund's expense ratio, the voluntary expense caps in place for the Small Company Growth and Small Company Value Portfolios, the expense limi-

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
BOARD APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS                     [LOGO]
(CONTINUED)
--------------------------------------------------------------------------------

tation agreements in place for the Wilshire Large Cap Core 130/30 and Wilshire/MAXAM Diversity Funds and whether the investment process produced economies of scale. The Board concluded that each Fund's advisory fee reasonably reflected appropriate recognition of any economies of scale.

FALL-OUT BENEFITS -- WILSHIRE
-----------------------------

The Board considered the nature and amount of any benefits derived by the Adviser from its relationship with the Funds. The Board determined that the advisory fees were reasonable in light of these fall-out benefits.

NATURE, EXTENT AND QUALITY OF SERVICES -- SUBADVISERS
-----------------------------------------------------

As to each Subadvisory Agreement, the Board considered the nature, extent and quality of services provided. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadviser's compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided by the Adviser, which concluded that each Subadviser was providing reasonable services and recommended that each Subadvisory Agreement for each Fund be continued.

The Board reviewed information comparing each Subadviser's investment performance to a relevant benchmark. Based upon all relevant factors, the Board concluded that the investment performance of Los Angeles Capital Management with respect to the Small Company Growth Portfolio, Quest and Victory with respect to the Large Company Growth Portfolio, Acadian and Systematic with respect to the Large Company Value Portfolio and NWQ with respect to the Small Company Value Portfolio met or exceeded acceptable levels of investment performance and, therefore, was satisfactory. The Board concluded that the investment performance of Los Angeles Capital Management with respect to the Large Company Growth and Small Company Value Portfolios was in a competitive range in comparison to its benchmark for most periods reviewed. The Board determined that Los Angeles Capital Management's underperformance with respect to the Dow Jones Wilshire 5000 Index Portfolio was a result of its small size and expenses and, therefore concluded that investment performance was satisfactory. The Board determined that Payden & Rygel's outperformance with respect to the Large Company Growth Portfolio for the one year ended June 30, 2008 and since Payden & Rygel has been employed as a subadviser (since January 31, 2007) resulted in a conclusion that investment performance was satisfactory. The Board determined that, although Ranger had outperformed with respect to the Small Company Growth Portfolio for the quarter ended June 30, 2008, Ranger's investment performance was too new

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
BOARD APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS                     [LOGO]
(CONTINUED)
--------------------------------------------------------------------------------

to judge. The Board determined that, although Sawgrass with respect to the Large Company Growth Portfolio had underperformed for all periods reviewed (since January 31, 2007), to approve Sawgrass' Subadvisory Agreement given the limited period covered coupled with more recent outperformance in June 2008 and Sawgrass' less aggressive management style, which would be expected to perform less well during the prevailing market conditions. The Board noted that Pzena with respect to the Large Company Value Portfolio had underperformed for all periods reviewed. The Board reviewed additional historical performance data for accounts managed by Pzena that are similar to Pzena's portion of the Large Company Value Portfolio, which showed that Pzena's performance is cyclical. Based upon the additional information reviewed and Wilshire's strong recommendation to renew the agreement based upon its evaluation of the quality and long-term track record of Pzena, the Board determined to approve continuation of the Subadvisory Agreement with Pzena.

SUBADVISORY FEES
----------------

The Board considered each Fund's subadvisory fees. The Board evaluated the competitiveness of the subadvisory fees based upon data supplied by each Subadviser about the fees charged to other clients. The Board also considered that the subadvisory fee rates were negotiated at arm's length between the Adviser and each Subadviser, that the Adviser compensates the Subadviser from its fees and that the aggregate advisory fee was deemed reasonable by the Board.

For the Subadvisers that reported fees for "Other Clients" with comparable investment policies and services, the Board noted that most Subadvisers did not charge higher fees to the Adviser for the Funds than were charged to their Other Clients. For the Subadvisers where the fees charged to the Adviser were higher than that charged to Other Clients, the Board determined that the fees charged to the Adviser were competitive.

Based upon all of the above, the Board determined that the subadvisory fees for each Fund were reasonable.

PROFITABILITY TO THE SUBADVISERS
--------------------------------

The Board noted that the Adviser compensates each Subadviser from its own advisory fees and that the fees were negotiated at arm's length between the Adviser and each Subadviser. In addition, the Board noted that the revenues to the various Subadvisers were limited due to the size of the Funds. The Board took these factors into consideration in concluding that the subadvisory fees were reasonable.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
BOARD APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS                     [LOGO]
(CONTINUED)
--------------------------------------------------------------------------------

ECONOMIES OF SCALE -- SUBADVISERS
---------------------------------

The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate for each Fund under the Subadvisory Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale.

FALL-OUT BENEFITS -- SUBADVISERS
--------------------------------

The Board also considered the character and amount of other incidental benefits received by each Subadviser. The Board considered each Subadviser's soft dollar practices, where applicable. The Board concluded that, taking into account the benefits arising from these practices, the fees charged under each Subadvisory Agreement were reasonable.

CONCLUSION
----------

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement and each Subadvisory Agreement continue to be fair and reasonable and that the continuation of the Advisory Agreement and each Subadvisory Agreement is in the best interests of each Fund.

[LOGO] Wilshire Mutual Funds

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796
www.wilfunds.com

                                                                 WIL-AR-001-0100


                                [GRAPHIC OMITTED]



                          Wilshire/MAXAM Diversity Fund


                               December 31, 2008
                                www.wilfunds.com

                                       WILSHIRE MUTUAL FUNDS, INC.


Disclosure of Fund Expenses...................................................1
Schedule of Investments.......................................................2
Statement of Assets and Liabilities...........................................3
Statement of Operation........................................................4
Statement of Changes in Net Assets............................................5
Financial Highlights..........................................................6
Notes to Financial Statements.................................................8
Report of Independent Registered Public Accounting Firm ......................13
Additional Fund Information...................................................14
Tax Information...............................................................16


 Wilshire Mutual Funds, Inc. are distributed by SEI Investments Distribution Co.

WILSHIRE/MAXAM DIVERSITY FUND
DISCLOSURE OF FUND EXPENSES (IN LIQUIDATION)
FOR THE PERIOD ENDED DECEMBER 31, 2008 (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of Fund, you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. This table illustrates your fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's ACTUAL return for the past six month period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is NOT the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Fund has no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                        Beginning      Ending
                                         Account       Account                           Expenses Paid
                                          Value        Value          Expense            During Period
                                        07/21/08*       12/31/08       Ratio(1)       07/21/08-12/31/08(2)
                                       ------------    -----------    -----------    ---------------------

ACTUAL FUND RETURN
Investment Class                       $1,000.00       $3,677.50          3.17%                $33.02
Institutional Class                    $1,000.00       $3,679.70          1.25%                $13.03
HYPOTHETICAL 5% RETURN
Investment Class                       $1,000.00       $1,008.06          3.17%                $14.23
Institutional Class                    $1,000.00       $1,016.70          1.25%                $ 5.66

* THE FUND COMMENCED OPERATIONS ON JULY 21, 2008.
(1) ANNUALIZED, BASED ON THE FUND'S MOST RECENT FISCAL PERIOD EXPENSES.
(2) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, THEN DIVIDED BY 366.

WILSHIRE MUTUAL FUNDS
SCHEDULE OF INVESTMENTS (IN LIQUIDATION)
DECEMBER 31, 2008



WILSHIRE/MAXAM DIVERSITY FUND

   SHARES                                       VALUE
   ------                                       -----

CASH EQUIVALENT -- 223.9%

             446, 621 PNC Institutional Money
             Market Trust, 0.05% +..........   $ 446,621
                                               ---------
Total Cash Equivalent (Cost $446,621)            446,621
                                               ---------
Total Investments-- 223.9%
(Cost $446,621)                                  446,621
                                               ---------

Other Assets & Liabilities, Net--(123.9)%       (247,134)
                                               ---------
NET ASSETS -- 100.0%                           $ 199,487
                                               =========

 +     Rate shown is the 7-day effective yield as of December 31, 2008.


    The accompanying notes are an integral part of the financial statements.

WILSHIRE MUTUAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES (IN LIQUIDATION)
DECEMBER 31, 2008

                                                             WILSHIRE/MAXAM
                                                             DIVERSITY FUND
                                                            --------------------
ASSETS:
Investment, at value (Note 2)                                $     446,621
Receivable from investment advisor                                  62,070
Dividends and interest receivable                                   15,217
                                                            --------------
   Total Assets                                                    523,908
                                                            --------------

LIABILITIES:
Payable due to Custodian                                           229,818
Payable for Portfolio shares redeemed                               17,590
Administration fees payable                                            833
Chief compliance officer fees payable                                  128
Directors' fees payable                                                131
Distribution fees payable (Note 4)                                       1
Accrued expenses and other payables                                 75,920
                                                            --------------
   Total Liabilities                                               324,421
                                                            --------------
NET ASSETS                                                   $     199,487
                                                            ==============

NET ASSETS CONSIST OF:
Undistributed net investment income                          $          37

Accumulated net realized loss on investments sold               (4,330,260
Paid-in capital                                                  4,529,710
                                                            --------------
NET ASSETS                                                   $     199,487
                                                            ==============
Investments, at cost (Note 2)                                $     446,621

NET ASSETS:
Investment Class shares(1)                                   $       5,001
                                                            ==============
   (50,000,000 shares authorized, per class, par value
    $.001 per share)
Institutional Class shares                                   $     194,486
                                                            ==============
   (50,000,000 shares authorized, per class, par value
    $.001 per share)

SHARES OUTSTANDING:
Investment Class shares                                                137
                                                            ==============
Institutional Class shares                                           5,306
                                                            ==============
INVESTMENT CLASS SHARES:
Net asset value, Offering and redemption price per share     $       36.62
                                                            ==============
INSTITUTIONAL CLASS SHARES:
Net asset value, Offering and redemption price per share     $       36.65
                                                            ==============
(1) Net assets divided by shares do not calculate to the stated NAV because these amounts are shown rounded.


    The accompanying notes are an integral part of the financial statements.

WILSHIRE MUTUAL FUNDS
STATEMENT OF OPERATIONS (IN LIQUIDATION)
FOR THE PERIOD ENDED DECEMBER 31, 2008

                                                            WILSHIRE/MAXAM
                                                           DIVERSITY FUND(1)
                                                           -----------------
INVESTMENT INCOME:
Dividends                                                     $   111,514
Foreign taxes withheld                                                (63)
                                                            --------------
   Total Income                                               $   111,451
                                                            --------------

EXPENSES

Investment advisory fee (Note 3)                                   39,421
Shareholder Service fees, Institutional Class (Note 4)              6,520
Administration and Accounting fees (Note 3)                         3,090
Directors' fees and expenses (Note 3)                                 548
Chief compliance officer fees (Note 3)                                464
Distribution (12b-1) fees (Note 4)                                      1
Professional fees                                                  55,464
Registration and filing fees                                       34,107
Custodian fees                                                     15,538
Offering Costs (Note 2)                                            10,500
Printing fees                                                       3,557
Transfer agent fees (Note 3)                                          820
Other                                                               1,728
                                                            --------------
   Total Expenses
                                                                  171,758
Fees waived and reimbursed by investment adviser (Note 3)        (116,432)
                                                            --------------
   Net expenses                                                    55,326
                                                            --------------
NET INVESTMENT INCOME                                              56,125
                                                            --------------
NET REALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss from:
   Investments                                                 (4,330,127)
                                                            --------------
NET REALIZED LOSS ON INVESTMENTS                               (4,330,127)
                                                            --------------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                  $(4,274,002)
                                                            ==============
(1) Fund commenced operations on July 21, 2008.


    The accompanying notes are an integral part of the financial statements.

WILSHIRE MUTUAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS (IN LIQUIDATION)
FOR THE PERIOD ENDED DECEMBER 31, 2008


                                                             WILSHIRE/MAXAM
                                                            DIVERSITY FUND(1)
                                                           ------------------
OPERATIONS:

Net investment income                                         $    56,125
Net realized loss on investments                               (4,330,127)
                                                            --------------
Net decrease in net assets resulting from operations          $(4,274,002)
                                                            --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Investment Class shares                                            (21)
   Institutional Class shares                                     (56,200)
                                                            --------------
Total distributions to shareholders                               (56,221)
                                                            --------------

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Investment Class shares:
   Shares sold                                                      4,514
   Shares issued as reinvestment of distributions                      20
                                                            --------------
Total Investment Class shares                                       4,534
                                                            --------------
Institutional Class shares:
   Shares sold                                                 26,105,248
   Shares issued as reinvestment of distributions                  56,163
   Shares redeemed                                            (21,636,235)
                                                            --------------
Total Institutional Class shares
                                                                4,525,176
                                                            --------------
Net increase in net assets from Capital Stock transactions
                                                                4,529,710
                                                             --------------
NET INCREASE IN NET ASSETS
                                                              $   199,487
                                                            --------------

NET ASSETS:
Beginning of period                                           $        --
                                                            --------------
End of period                                                 $   199,487
                                                            ==============
Undistributed net investment income at end of period          $        37
                                                            ==============
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:

   Shares sold                                                        136
   Shares issued as reinvestment of distributions                       1
                                                            --------------
Net increase in Investment Class shares outstanding                   137
                                                            ==============
Institutional Class shares:
   Shares sold                                                    906,902
   Shares issued as reinvestment of distributions                   1,531
   Shares redeemed                                               (903,127)
                                                            --------------
Net increase in Institutional Class shares outstanding              5,306
                                                            ==============
(1) Fund commenced operations on July 21, 2008.

    The accompanying notes are an integral part of the financial statements.

WILSHIRE MUTUAL FUNDS
FINANCIAL HIGHLIGHTS (IN LIQUIDATION)
FOR A FUND SHARE OUTSTANDING THROUGH THE PERIOD


                                                      WILSHIRE/MAXAM DIVERSITY FUND
                                                         INVESTMENT CLASS SHARES

                                                               PERIOD
                                                                ENDED
                                                            12/31/2008 (3)
                                                     ------------------------------

Net asset value, beginning of period                           $  10.00
                                                             -------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income loss(1)                                     (0.20)
Net realized and unrealized gain on investments                   26.97
                                                             -------------
Total from investment operations                                  26.77
                                                             -------------
LESS DISTRIBUTIONS:
From net investment income                                        (0.15)
                                                             -------------
Net asset value, end of period                                 $  36.62
                                                             =============
Total return (2)                                                 267.75 %
                                                             =============

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                           $      5
Operating expenses including reimbursement/waiver (4)              3.17 %
Operating expenses excluding reimbursement/waiver (4)             24.12 %
Net investment loss4                                              (1.46)%
Portfolio turnover rate                                             382 %


(1) The selected per share data was calculated using the average shares outstanding method for the period.
(2) Return shown is cumulative since inception and is not annualized.
(3) The Fund commenced operations on July 21, 2008.
(4) Annualized.


   The accompanying notes are an integral part of the financial statements.

WILSHIRE MUTUAL FUNDS
FINANCIAL HIGHLIGHTS (IN LIQUIDATION) CONTINUED
FOR A FUND SHARE OUTSTANDING THROUGH THE PERIOD


                                                      WILSHIRE/MAXAM DIVERSITY FUND
                                                       INSTITUTIONAL CLASS SHARES

                                                               PERIOD
                                                                ENDED
                                                            12/31/2008 (3)
                                                     ------------------------------

Net asset value, beginning of period                           $  10.00
                                                             -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)                                           0.14
Net realized and unrealized gain on investments                   26.66
                                                             -------------
Total from investment operations                                  26.80
                                                             -------------
LESS DISTRIBUTIONS:
From net investment income                                        (0.15)
                                                             -------------
Net asset value, end of period                                 $  36.65
                                                             =============
Total return (2)                                                  267.97 %
                                                             =============

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                194
Operating expenses including reimbursement/waiver (4)              1.25 %
Operating expenses excluding reimbursement/waiver (4)              3.88 %
Net investment income4                                             1.26 %
Portfolio turnover rate                                             382 %


(1) The selected per share data was calculated using the average shares outstanding method for the period.
(2) Return shown is cumulative since inception and is not annualized.
(3) The Fund commenced operations on July 21, 2008.
(4) Annualized.


  The accompanying notes are an integral part of the financial statements.

WILSHIRE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (IN LIQUIDATION)
DECEMBER 31, 2008

1. ORGANIZATION.

Wilshire Mutual Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers six series. The series covered by this Report, Wilshire/MAXAM Diversity Fund (the "Fund"), is not currently offered. The Fund commenced operations on July 21, 2008. The Company's other series, whose financials are presented separately, are the Wilshire Large Company Growth Portfolio, the Wilshire Large Company Value Portfolio, the Wilshire Small Company Growth Portfolio, the Wilshire Small Company Value Portfolio, the Dow Jones Wilshire 5000 Index Portfolios and the Wilshire Large Cap 130/30 Fund. The Company accounts separately for the assets, liabilities and operations of each series.

The Fund consists of Investment and Institutional Class shares, each of which has equal rights as to voting privileges. The Investment Class has exclusive voting rights with respect to its particular service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of the Fund are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses.

On December 22, 2008, the Board of Directors determined that it was in the best interests of the Fund to redeem all the outstanding shares of the Fund on January 15, 2009 and to terminate the Fund. Prior to January 15, 2009, shareholders of the Fund could redeem their shares for shares of another Wilshire fund. Any shares of the Fund that were not redeemed or exchanged prior to January 15, 2009 were redeemed automatically at their net asset value on that date.

In connection with the liquidation, the Fund has adopted the liquidation basis of accounting, which among other things, requires the Fund to record assets and liabilities at their net realizable value and to provide estimated costs of liquidating the Fund to the extent that they are reasonably determinable.

2. SIGNIFICANT ACCOUNTING POLICIES.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

PORTFOLIO VALUATION: A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Fund's pricing agent for such securities, if available, and otherwise are valued at amortized cost. In the event market quotations are not readily available, securities are valued at fair value according to procedures established by the Board of Directors or as determined in good faith by the Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company, or by the Company's Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose market value using the procedures outlined above does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or by the Company's Valuation Committee. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. The actual character of income, realized gain and return of capital distributions received from Real Estate Investment Trusts are not known until after the end of the fiscal year, at which time such distributions are appropriately adjusted.

WILSHIRE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (IN LIQUIDATION) (CONTINUED)
DECEMBER 31, 2008

EXPENSES: Distribution and Service fees directly attributable to a class of shares are charged to that class' operations. Expenses of the Fund other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributable to a fund are allocated proportionately among all funds daily in relation to the net assets of each fund or another reasonable basis. Expenses which are attributable to the Company and the Wilshire Variable Insurance Trust are allocated across the Company and the Wilshire Variable Insurance Trust based upon relative net assets or another reasonable basis. Expenses and fees, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund's shares.

OFFERING COSTS: Offering costs for the Fund are amortized on a straight-line basis over one year from commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Fund's net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax.

3. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS.

Pursuant to the Advisory Agreement (the "Agreement") between the Company and Wilshire Associates Incorporated ("Wilshire" or the "Adviser"), Wilshire charges annual fees of 0.90% of average daily net assets for the Fund. Wilshire has entered into a contractual expense limitation agreement with the Fund to waive a portion of its management fee and/or reimburse expenses to limit expenses (excluding taxes, brokerage expenses, dividend expenses on short securities and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class shares and Institutional Class shares, respectively. This agreement to limit expenses continues through at least May 1, 2009. Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation for the Fund. At December 31, 2008, the amounts of waivers subject to recoupment for the Fund are $116,863.

For the period ended December 31, 2008, Wilshire waived fees of $39,421 and reimbursed expenses of $77,011.

The Board of Directors of the Company has approved MAXAM Capital Management to provide sub-advisory services with respect to the Fund. The fees of the Sub-Adviser are paid by Wilshire.

SEI Investments Global Funds Services serves as the Company's administrator and accounting agent pursuant to an administration agreement dated May 31, 2008. DST Systems, Inc. serves as the Company's transfer agent and dividend disbursing agent. PNC Global Investment Servicing serves as the Company's custodian. SEI Investments Distribution Co. serves as the Company's distributor.

OFFICERS' AND DIRECTORS' EXPENSES The officers of the Company receive remuneration from the Adviser. The Company does not pay any remuneration to its officers with the exception of the Company's Chief Compliance Officer ("CCO"). The Company and Wilshire Variable Insurance Trust each pay a portion of the CCO's compensation and related out of pocket expenses, and the Adviser pays the remainder of such compensation. Effective April 1, 2008, the Company and Wilshire Variable Insurance Trust together pay each independent director an annual retainer of $14,000, an annual additional Board Chair retainer of $12,000, a Board in-person meeting fee of $1,500, a Board telephonic meeting fee of $1,000, an annual Committee Member retainer of $4,000, an annual Committee Chairperson retainer of $8,000 in lieu of the $4,000 Committee Member retainer, and a Committee telephonic meeting fee of $500. Prior to April 1, 2008, the Company and the Wilshire Variable Insurance Trust together paid each independent director an annual Board member retainer of $10,000, an annual additional Board chair retainer of $16,000, a Board meeting fee of $1,500, a telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual Committee chair retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500.

WILSHIRE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (IN LIQUIDATION) (CONTINUED)
DECEMBER 31, 2008

4. DISTRIBUTION AND SHAREHOLDER SERVICES PLANS.

The Directors of the Company has adopted a shareholder services and/or distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, with respect to the Investment Class Shares of the Fund. Under the Plan, the Fund reimburses SEI Investments Distribution Co. (the "Distributor"), at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares for certain service fees provided by securities dealers or other financial intermediaries ("service fees") or for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares. For the period ended December 31, 2008, the distribution and service fee expenses incurred for the Investment Class Shares of the Fund was 0.11% of average net assets. In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees to any such shareholder service provider does not exceed in any year 0.20% and 0.15% for the Investment and Institutional Class Shares, respectively, of the Fund's average net assets attributable to the shares whose holders are serviced by such provider. For the period ended December 31, 2008, the shareholder service provider fees were 0.00% for Investment Class Shares and 0.07% for Institutional Class Shares, as a percent of average net assets of each class.

5. SECURITIES TRANSACTIONS.

For the period ended December 31, 2008, other than short-term investments, the aggregate cost of purchases was $28,542,914 and proceeds from sales of securities were $24,231,924.

In September, 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on January 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

         o Level 1 - quoted prices in active markets for identical securities.
         o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
         o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund's net assets as of December 31, 2008 is as follows:

Level 1-Quoted Prices . . . . . . . . . . . . . . . .  $446,621
Level 2-Other Significant Observable Inputs . . . . . .$     --
Level 3-Significant Unobservable Inputs . . . . . . . .$     --
                                                       --------
Total Market Value of Investments . . . . . . . .. . . $446,621

6. SIGNIFICANT SHAREHOLDER ACTIVITY.

On December 31, 2008, the Fund had 2 omnibus shareholders holding 10% or more of the outstanding shares of the Portfolios. This represents omnibus shareholder accounts comprised of many individual shareholders.

WILSHIRE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (IN LIQUIDATION) (CONTINUED)
DECEMBER 31, 2008

7. TAX INFORMATION.

No provision for federal income taxes is required because the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character.

The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Management has completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the Fund's financial statements, and therefore the Fund did not record any tax expense in the current period. If the Fund were to record a tax expense as a result of the adoption of FIN 48, the tax expense would include any interest and penalties. The Fund files U.S. federal income tax returns and if applicable, returns in various foreign jurisdictions in which it invests. While the statute of limitations remains open to examine the Fund's U.S. federal income tax return to be filed for the fiscal year 2008, no examinations are in progress or anticipated at this time. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

Under current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended December 31, 2008, the Fund had post-October capital loss deferrals of $3,702,200.

The federal tax cost of the Fund was $446,621, with no unrealized appreciation or depreciation at December 31, 2008.

The Fund intends to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2008, the Fund had $628,059 of unused capital losses expiring December 31, 2016 available for federal income tax purposes.

The tax character of distributions declared was as follows:
                                                    2008             2008
                                                  ORDINARY          CAPITAL
PORTFOLIO                                          INCOME            GAINS
--------------------------------------------------------------------------------
Wilshire/MAXAM Diversity Fund                         $56,221          $--


At December 31, 2008, the components of distributable accumulated losses on a tax basis were as follows:

Undistributed ordinary income . . $ 36
Capital loss carryforwards .  (628,059)
Post October losses . .. . .(3,702,200)
                           ------------
Total accumulated losses .. (4,330,223)

8. RECLASSIFICATIONS.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent difference is primarily attributable to the reclassification between dividend income and capital gain from REIT investments.

                                           INCREASE           (DECREASE)
                                         UNDISTRIBUTED        NET REALIZED
                                       INVESTMENT INCOME     CAPITAL GAINS
--------------------------------------------------------------------------------
Wilshire/MAXAM Diversity Fund               $133               $(133)

WILSHIRE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (IN LIQUIDATION) (CONTINUED)
DECEMBER 31, 2008

9. INDEMNIFICATIONS.

In the normal course of business, the Company, on behalf of the Fund, enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

10.  NEW ACCOUNTING PRONOUNCEMENT.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161") and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of FAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

11. FUND RETURN

In these financial statements, the Statement of Operations for the fund reports significant losses for the period . The Financial Highlights for the fund reports a positive total return for the same period. The circumstances leading to these results are as follows:

On trade date 9/29/2008, a 99% shareholder redeemed from the fund.This redemption was processed by the transfer agent at the net asset value on 9/29/2008, or $8.64 per share. To fund the redemption, most (i.e. about 95% of all securities) securities were sold by the underlying managers of the fund on 9/30/2008. During the day of these security sales, the market increased from the previous day. This market increase accrued to the shares remaining in the fund. As a result, the net asset value of the fund increased from $8.64 per share on date 9/29/2008 to $48.43 per share on date 9/30/2008. This increase in net asset value per share is causing the financial highlights of the fund to show positive "net realized and unrealized gain on investments per share" and "total return" despite the fact that the fund has experienced significant losses during the period.

The Financial Highlights should not be used to evaluate the performance of this fund.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Wilshire/MAXAM Diversity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Wilshire/MAXAM Diversity Fund (in liquidation) (one series of Wilshire Mutual Funds, Inc., hereafter referred to as the "Fund") at December 31, 2008, the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

See note 1 to the financial statements regarding the Fund's closure, the ongoing process of liquidation, and the Fund's change in its basis of accounting from the going concern basis to the liquidation basis of accounting.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
March 2, 2009

WILSHIRE MUTUAL FUNDS
ADDITIONAL FUND INFORMATION
DECEMBER 31, 2008

The Board of Directors has responsibility for the overall management and operations of the Company. The Board establishes the Company's policies and meets regularly to review the activities of the officers, who are responsible for the day-to-day operations of the Company.

Set forth below are the names of the Directors and executive officers of the Company, their ages, positions and terms of office, their principal occupations during the past five years, and other directorships held by them. The address of each Director and Officer is 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401.

                                                                                           NUMBER OF
                                     TERM OF                                                FUNDS/
                                     OFFICE(1)                   PRINCIPAL                 FUNDS IN
                  POSITION HELD     AND LENGTH                 OCCUPATIONS                 COMPLEX           OTHER
                    WITH THE         OF TIME                 DURING THE PAST              OVERSEEN       DIRECTORSHIPS HELD
NAME AND AGE        COMPANY           SERVED                    FIVE YEARS               BY DIRECTOR       BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR

Lawrence E.        Director and   Since 2005   President, Wilshire Associates                    15         Wilshire Variable
   Davanzo, 55(2)  President                   Incorporated, October 2007-Present; Senior                   Insurance Trust (9
                                               Managing Director, October 2004-October                      Funds); Wilshire
                                               2007, Wilshire Associates Incorporated;                      Associates
                                               President, 2005- Present, Wilshire Variable                  Incorporated
                                               Insurance Trust; Managing Director, August
                                               2004- October 2004, Guggenheim Partners,
                                               independent investor, August 2001-August
                                               2004.

NON-INTERESTED
   DIRECTORS

Theodore J. Beck,  Director       Since 2008   President and Chief Executive Officer,            15         Wilshire Variable
     55                                        National Endowment for Financial Education                   Insurance Trust (9
                                               (since 2005); Associate Dean for Executive                   Funds); Wilshire
                                               Education and Corporate Relationships, and                   Associates
                                               President for the Center for Advanced                        Incorporated
                                               Studies in Business at the University of
                                               Wisconsin (1999-2005)

Roger A.            Director     Since 2006    Vice President, University Medical                           Integrity Mutual
   Formisano, 59                               Foundation, 2006-Present; formerly                15         Insurance Company,
                                               Director, The Center for Leadership and                      Wilshire Variable
                                               Applied Business, UW-Madison School of                       Insurance Trust (9
                                               Business; Principal, R.A. Formisano &                        Funds)
                                               Company, LLC


WILSHIRE MUTUAL FUNDS
ADDITIONAL FUND INFORMATION
DECEMBER 31, 2008

                                                                                                  NUMBER OF
                                     TERM OF                                                        FUNDS/
                                    OFFICE(1)                     PRINCIPAL                        FUNDS IN
                   POSITION HELD   AND LENGTH                    OCCUPATIONS                       COMPLEX     OTHER DIRECTORSHIPS
                     WITH THE        OF TIME                   DURING THE PAST                     OVERSEEN            HELD
  NAME AND AGE        COMPANY        SERVED                      FIVE YEARS                      BY DIRECTOR       BY DIRECTOR
----------------------------------------------------------------------------------------------- ------------------------------------

Richard A. Holt, Director         Since 2006   Retired; formerly Senior Relationship Manager,         15      Wilshire Variable
66                                             Scudder Insurance Asset Management.                            Insurance Trust (9
                                                                                                              Funds)

Suanne K. Luhn,  Director         Since 2008   Retired; formerly Chief Compliance Officer,            15      Wilshire Variable
53                                             Bahl & Gaynor (investment adviser) (1990 to                    Insurance Trust (9
                                               2006)                                                          Funds)

Harriet A.       Director         Since 2006   President, Greater Cincinnati Credit Union;            15      Greater Cincinnati
Russell, 66                                    formerly Vice President, Cincinnati Board of                   Credit Union Board;
                                               Education; formerly teacher, Walnut Hills High                 Wilshire Variable
                                               School.                                                        Insurance Trust (9
                                                                                                              Funds)

George J. Zock,  Director,        Since 2006   Independent Consultant; Consultant, Horace             15      Wilshire Variable
57               Chairman of the               Mann Service Corporation (2004 to 2005);                       Insurance Trust (9
                 Board                         Executive Vice President, Horace Mann Life                     Funds)
                                               Insurance Company and Horace Mann Service
                                               Corporation (1997 to 2003).
OFFICERS

Helen Thompson,  Chief Compliance Since 2004   Managing Director, Wilshire Associates                N/A      N/A
41               Officer and                   Incorporated. (since 2003); Associate
                 Secretary                     Director, First Quadrant, L.P. (2001 to 2003);
                 Vice President                Chief Investment Accountant, Financial
                 and Treasurer    Since 2008   Controller, Company Secretary, Associate
                                               Director, Compliance Officer (1996 to 2003),
                                               First Quadrant Limited

(1) Directors hold office until they resign or until death, resignation, removal or retirement which takes effect no later than the May 1 following his or her 70th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
(2) Mr. Davanzo is an interested person because of his position with the Company's investment adviser, Wilshire Associates Incorporated.

INFORMATION ON PROXY VOTING
The Securities and Exchange Commission ("SEC") has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year. A description of policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each Portfolio's proxy voting record relating to portfolio securities held during most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, by e-mailing us at www.wilfunds.com or on the SEC's website at HTTP://WWW.SEC.GOV.

INFORMATION ON FORM N-Q
The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Company's Form N-Q is available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

WILSHIRE MUTUAL FUNDS
TAX INFORMATION (IN LIQUIDATION)
(UNAUDITED)


Of the distributions made by the Wilshire/MAXAM Diversity Fund, 100.00% of each distribution will qualify for the dividends received deduction available to corporate shareholders.

Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, the Wilshire/MAXAM Diversity Fund designates 100.00% of its income dividends distributed in 2008 as qualified dividend income as defined in Section 1(h)(II) of the Internal Revenue Code.

Pursuant to the American Jobs Creation Act of 2004, the Fund designated 2.90% of income distributions as qualified interest income that is exempt from U.S. withholding tax when paid to foreign investors.

Pursuant to the American Jobs Creation Act of 2004, the Fund designated 0.00% of short-term capital gain distributions as qualified short-term capital gain that is exempt from U.S. withholding tax when paid to foreign investors.

ITEM 2.    CODE OF ETHICS.

      (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (c) During the period covered by this report, the code of ethics was amended to address changes in the registrant's covered officers.

      (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Directors has determined that the Registrant has at least one "audit committee financial expert" (as defined by Item 3 of Form N-CSR) serving on its audit committee. Mr. Roger A. Formisano, the Registrant's audit committee financial expert, is "independent," for purposes of Item 3 of Form N-CSR.

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or Board of Directors.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES
----------

      (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $144,650 for 2007 and $178,540 for 2008.

AUDIT-RELATED FEES
-------------------

      (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2007 and $18,016 for 2008. Fees billed were for agrred upon procedures to review the Fund Accounting conversion from PNC Global Investment Services to SEI Investments Global Funds Services.

TAX FEES
---------

      (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, tax planning and tax training are $18,415 for 2007 and $26,750 for 2008. Such services consisted of quarterly diversification review, annual distribution review and tax return review.

ALL OTHER FEES
---------------

      (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2008.

     (e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.
            -----------------------------------------------------
               Pursuant to Registrant's Audit Committee Charter (the "Charter"), the Audit Committee is responsible for pre-approving any engagement of the principal accountant to provide non-prohibited services to the Registrant, including the fees and other compensation to be paid to the principal accountant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

               Pursuant to the Charter, the Audit Committee is also responsible for pre-approving any engagement of the principal accountant, including the fees and other compensation to be paid to the principal accountant, to provide non-audit services to the Registrant's investment adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant), if the engagement relates directly to the operations and financial reporting of the Registrant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were ( approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

            (b)    Not Applicable

            (c)    100%

            (d)    Not Applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was (0%) zero percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $18,415 for 2007 and $0 for 2008.

      (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.   SCHEDULE OF INVESTMENTS.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Dow Jones Wilshire 5000 Index Portfolio, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio and the Small Company Value Portfolio are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Wilshire Large Cap Core 130/30 Fund and the Wilshire/MAXAM Diversity Fund is included as part of the report to shareholders filed under Item 1 of this form.


Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio                                 December 31, 2008
Schedule of Investments

   SHARES                                                             VALUE
   ------                                                             -----

COMMON STOCK -- 97.7%

CONSUMER DISCRETIONARY -- 9.7%
    6,100 Amazon.com, Inc. + ..................................   $    312,808
   47,330 American Eagle Outfitters, Inc. .....................        443,009
   39,506 Apollo Group, Inc., Class A + .......................      3,026,950
   11,800 Bed Bath & Beyond, Inc. + ...........................        299,956
      989 Best Buy Co., Inc. ..................................         27,801
    4,000 Career Education Corp. + ............................         71,760
   63,500 Coach, Inc. + .......................................      1,318,895
   64,540 DIRECTV Group, Inc. (The) + .........................      1,478,612
   35,660 Dollar Tree, Inc. + .................................      1,490,588
   22,277 DreamWorks Animation SKG, Inc., Class A + ...........        562,717
   21,500 GameStop Corp., Class A + ...........................        465,690
   23,400 Gap, Inc. (The) .....................................        313,326
    2,546 Garmin, Ltd. ........................................         48,807
    2,415 HSN, Inc. + .........................................         17,557
    8,215 ITT Educational Services, Inc. + ....................        780,260
   15,110 Kohl's Corp. + ......................................        546,982
   18,330 Lowe's Cos., Inc. ...................................        394,462
   43,768 McDonald's Corp. ....................................      2,721,932
    3,300 Morningstar, Inc. + .................................        117,150
   10,374 Newell Rubbermaid, Inc. .............................        101,458
   14,475 Nike, Inc., Class B .................................        738,225
   11,000 Omnicom Group, Inc. .................................        296,120
   15,200 O'Reilly Automotive, Inc. + .........................        467,248
    3,600 PetSmart, Inc. ......................................         66,420
    9,870 Ross Stores, Inc. ...................................        293,435
      600 Sherwin-Williams Co. (The) ..........................         35,850
    6,700 Starbucks Corp. + ...................................         63,382
    2,417 Strayer Education, Inc. .............................        518,229
   45,411 TJX Cos., Inc. ......................................        934,104
    6,071 Urban Outfitters, Inc. + ............................         90,943
    2,500 Viacom, Inc., Class B + .............................         47,650
   21,480 Walt Disney Co. (The) ...............................        487,381
   25,670 Yum! Brands, Inc. ...................................        808,605
                                                                  ------------
                                                                    19,388,312
                                                                  ------------
CONSUMER STAPLES -- 10.3%
   28,672 Altria Group, Inc. ..................................        431,800
   41,428 Avon Products, Inc. .................................        995,515
      750 Brown-Forman Corp., Class B .........................         38,618
   35,844 Coca-Cola Co. (The) .................................      1,622,658
    6,850 Colgate-Palmolive Co. ...............................        469,499
    8,600 Constellation Brands, Inc., Class A + ...............        135,622
   12,665 Costco Wholesale Corp. ..............................        664,912
  131,710 CVS/Caremark Corp. ..................................      3,785,345
   20,063 General Mills, Inc. .................................      1,218,827
    5,900 Hansen Natural Corp. + ..............................        197,827
       34 Kellogg Co. .........................................          1,491
   12,285 Kroger Co. (The) ....................................        324,447
    4,074 Lorillard, Inc. .....................................        229,570
   56,346 PepsiCo, Inc. .......................................      3,086,070
   46,382 Philip Morris International, Inc. ...................      2,018,081
   35,460 Procter & Gamble Co. ................................      2,192,137
    3,620 UST, Inc. ...........................................        251,156
   12,631 Walgreen Co. ........................................        311,607
   46,397 Wal-Mart Stores, Inc. ...............................      2,601,016
                                                                  ------------
                                                                    20,576,198
                                                                  ------------
ENERGY -- 8.7%
    7,858 Apache Corp. ........................................        585,657
   18,663 Cameron International Corp. + .......................        382,592
   18,650 Chesapeake Energy Corp. .............................        301,571
    6,075 Chevron Corp. .......................................        449,368
    4,623 Cimarex Energy Co. ..................................        123,804


   SHARES                                                             VALUE
   ------                                                             -----

ENERGY -- 8.7% (CONTINUED)
   12,600 Consol Energy, Inc. .................................   $    360,108
    6,697 Continental Resources, Inc. + .......................        138,695
   12,217 Denbury Resources, Inc. + ...........................        133,410
    1,428 Devon Energy Corp. ..................................         93,834
      891 ENSCO International, Inc. ...........................         25,295
    7,440 EOG Resources, Inc. .................................        495,355
   48,168 Exxon Mobil Corp. ...................................      3,845,251
    1,531 Forest Oil Corp. + ..................................         25,246
   50,721 Halliburton Co. .....................................        922,108
    2,317 Hess Corp. ..........................................        124,284
   65,945 National Oilwell Varco, Inc. + ......................      1,611,696
    7,825 Newfield Exploration Co. + ..........................        154,544
    1,136 Noble Corp. .........................................         25,094
    4,074 Noble Energy, Inc. ..................................        200,522
   39,094 Occidental Petroleum Corp. ..........................      2,345,249
    5,889 Patterson-UTI Energy, Inc. ..........................         67,782
   10,715 Peabody Energy Corp. ................................        243,766
    3,764 PetroHawk Energy Corp. + ............................         58,831
   13,400 Petroleo Brasileiro SA ADR ..........................        328,166
    1,347 Pioneer Natural Resources Co. .......................         21,795
    2,985 Plains Exploration & Production Co. + ...............         69,371
       10 Pride International, Inc. + .........................            160
    2,701 Range Resources Corp. ...............................         92,887
   56,564 Schlumberger, Ltd. ..................................      2,394,354
   14,520 Sunoco, Inc. ........................................        631,039
    4,591 Transocean, Ltd. + ..................................        216,925
    5,009 Unit Corp. + ........................................        133,840
   23,574 XTO Energy, Inc. ....................................        831,455
                                                                  ------------
                                                                    17,434,054
                                                                  ------------
FINANCIALS -- 6.7%
   28,850 Aflac, Inc. .........................................      1,322,484
    3,900 AMB Property Corp. ..................................         91,338
   17,200 American Express Co. ................................        319,060
    4,300 AmeriCredit Corp. + .................................         32,852
    8,942 Bank of Hawaii Corp. ................................        403,910
    1,690 BlackRock, Inc., Class A ............................        226,713
   10,600 Brown & Brown, Inc. .................................        221,540
    2,800 Camden Property Trust ...............................         87,752
   85,075 Charles Schwab Corp. (The) ..........................      1,375,663
    2,100 Cincinnati Financial Corp. ..........................         61,047
    2,426 City National Corp. .................................        118,146
    9,576 CME Group, Inc., Class A ............................      1,992,861
      900 Duke Realty Corp. ...................................          9,864
    5,900 Endurance Specialty Holdings, Ltd. ..................        180,127
      300 Federated Investors, Inc., Class B ..................          5,088
   25,900 Goldman Sachs Group, Inc. (The) .....................      2,185,701
    3,800 Hospitality Properties Trust ........................         56,506
   20,100 Hudson City Bancorp, Inc. ...........................        320,796
    2,756 IntercontinentalExchange, Inc. + ....................        227,205
    8,500 Invesco, Ltd. .......................................        122,740
   24,200 Janus Capital Group, Inc. ...........................        194,326
   16,865 JPMorgan Chase & Co. ................................        531,754
    6,510 Kimco Realty Corp. ..................................        119,003
    6,600 Macerich Co. (The) ..................................        119,856
    6,200 Mack-Cali Realty Corp. ..............................        151,900
    2,107 MSCI, Inc., Class A + ...............................         37,420
   14,800 Nasdaq OMX Group (The) + ............................        365,708
    5,400 Plum Creek Timber Co., Inc. .........................        187,596
    7,338 Rayonier, Inc. ......................................        230,046
    2,500 StanCorp Financial Group, Inc. ......................        104,425
      787 State Street Corp. ..................................         30,953
    7,675 T Rowe Price Group, Inc. ............................        272,002
   15,341 TD Ameritrade Holding Corp. + .......................        218,609
    3,000 Torchmark Corp. .....................................        134,100
    6,880 U.S. Bancorp ........................................        172,069

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio                                 December 31, 2008
Schedule of Investments


   SHARES                                                             VALUE
   ------                                                             -----

FINANCIALS -- 6.7% (CONTINUED)
    4,600 Waddell & Reed Financial, Inc., Class A .............   $     71,116
    3,600 Washington Federal, Inc. ............................         53,856
   18,950 Wells Fargo & Co. ...................................        558,646
   12,100 Whitney Holding Corp. ...............................        193,479
   11,297 Wilmington Trust Corp. ..............................        251,245
                                                                  ------------
                                                                    13,359,502
                                                                  ------------
HEALTH CARE -- 18.1%
   52,102 Abbott Laboratories .................................      2,780,684
    6,641 Aetna, Inc. .........................................        189,268
    2,340 Alcon, Inc. .........................................        208,705
   43,700 Allergan, Inc. ......................................      1,761,984
   26,252 Amgen, Inc. + .......................................      1,516,053
   39,719 Baxter International, Inc. ..........................      2,128,541
    2,668 Becton Dickinson & Co. ..............................        182,464
   14,091 Biogen Idec, Inc. + .................................        671,154
   44,945 Bristol-Myers Squibb Co. ............................      1,044,971
    4,815 C.R. Bard, Inc. .....................................        405,712
   73,654 Celgene Corp. + .....................................      4,071,593
    9,400 Cephalon, Inc. + ....................................        724,176
    3,310 Cerner Corp. + ......................................        127,270
   10,198 Dentsply International, Inc. ........................        287,991
    1,428 Edwards Lifesciences Corp. + ........................         78,469
    1,338 Endo Pharmaceuticals Holdings, Inc. + ...............         34,627
   18,400 Express Scripts, Inc., Class A + ....................      1,011,632
    9,953 Forest Laboratories, Inc. + .........................        253,503
   14,492 Genentech, Inc. + ...................................      1,201,532
   11,913 Gen-Probe, Inc. + ...................................        510,353
    7,291 Genzyme Corp. + .....................................        483,904
  106,996 Gilead Sciences, Inc. + .............................      5,471,775
   18,614 Idexx Laboratories, Inc. + ..........................        671,593
    8,908 Intuitive Surgical, Inc. + ..........................      1,131,227
   25,508 Johnson & Johnson ...................................      1,526,144
   16,557 Laboratory Corp. of America Holdings + ..............      1,066,436
      110 Life Technologies Corp. + ...........................          2,564
   24,674 Medtronic, Inc. .....................................        775,257
   15,157 Merck & Co., Inc. ...................................        460,773
    4,313 Patterson Cos., Inc. + ..............................         80,869
    5,001 Pediatrix Medical Group, Inc. + .....................        158,532
   77,404 Pfizer, Inc. ........................................      1,370,825
    5,633 Resmed, Inc. + ......................................        211,125
   10,255 Schering-Plough Corp. ...............................        174,643
    2,536 St. Jude Medical, Inc. + ............................         83,587
    5,000 Techne Corp. ........................................        322,600
   49,680 Teva Pharmaceutical Industries, Ltd. ADR ............      2,114,877
   11,750 Thermo Fisher Scientific, Inc. + ....................        400,322
    1,208 Varian Medical Systems, Inc. + ......................         42,328
    1,500 Vertex Pharmaceuticals, Inc. + ......................         45,570
    1,215 Waters Corp. + ......................................         44,530
    4,538 WellPoint, Inc. + ...................................        191,186
    5,742 Zimmer Holdings, Inc. + .............................        232,092
                                                                  ------------
                                                                    36,253,441
                                                                  ------------
INDUSTRIALS -- 11.1%
   14,701 3M Co. ..............................................        845,895
   18,400 Ametek, Inc. ........................................        555,864
   10,101 Boeing Co. ..........................................        431,010
    2,508 Brink's Co. (The) ...................................         67,415
    8,033 Burlington Northern Santa Fe Corp. ..................        608,179
    1,700 Carlisle Cos., Inc. .................................         35,190
    9,325 Caterpillar, Inc. ...................................        416,548
    4,396 CH Robinson Worldwide, Inc. .........................        241,912
    4,423 Corrections Corp. of America + ......................         72,360
    2,600 Crane Co. ...........................................         44,824
   21,443 CSX Corp. ...........................................        696,254
   10,850 Cummins, Inc. .......................................        290,021


   SHARES                                                             VALUE
   ------                                                             -----

INDUSTRIALS -- 11.1% (CONTINUED)
   28,715 Danaher Corp. .......................................   $  1,625,556
   12,970 Deere & Co. .........................................        497,010
   26,035 Delta Air Lines, Inc. + .............................        298,361
   62,550 Expeditors International of Washington, Inc. ........      2,081,038
   13,400 Fastenal Co. ........................................        466,990
    7,802 FedEx Corp. .........................................        500,498
    5,305 Flowserve Corp. .....................................        273,208
    6,000 Fluor Corp. .........................................        269,220
      879 FTI Consulting, Inc. + ..............................         39,274
   10,200 General Dynamics Corp. ..............................        587,418
   30,000 General Electric Co. ................................        486,000
    3,139 Hubbell, Inc., Class B ..............................        102,582
    3,964 Illinois Tool Works, Inc. ...........................        138,938
    4,781 ITT Corp. ...........................................        219,878
   19,309 Jacobs Engineering Group, Inc. + ....................        928,763
   21,668 JB Hunt Transport Services, Inc. ....................        569,218
    6,466 Kansas City Southern + ..............................        123,177
    6,408 L-3 Communications Holdings, Inc., Class 3 ..........        472,782
    3,800 Lockheed Martin Corp. ...............................        319,504
   29,320 Masco Corp. .........................................        326,332
    6,850 Norfolk Southern Corp. ..............................        322,293
    4,093 Precision Castparts Corp. ...........................        243,452
   17,300 Robert Half International, Inc. .....................        360,186
   53,988 Southwest Airlines Co. ..............................        465,377
    7,600 Stericycle, Inc. + ..................................        395,808
   28,720 Sunpower Corp., Class A + ...........................      1,062,640
   52,609 Union Pacific Corp. .................................      2,514,710
   12,955 United Parcel Service, Inc., Class B ................        714,598
   28,654 United Technologies Corp. ...........................      1,535,854
      600 WW Grainger, Inc. ...................................         47,304
                                                                  ------------
                                                                    22,293,441
                                                                  ------------
INFORMATION TECHNOLOGY -- 27.5%
   19,785 Accenture, Ltd., Class A ............................        648,750
  171,200 Activision Blizzard, Inc. + .........................      1,479,168
   22,753 Adobe Systems, Inc. + ...............................        484,411
      239 Akamai Technologies, Inc. + .........................          3,606
    1,000 Alliance Data Systems Corp. + .......................         46,530
   32,249 Altera Corp. ........................................        538,881
   17,679 Amphenol Corp., Class A .............................        423,942
   30,610 Ansys, Inc. + .......................................        853,713
   53,522 Apple, Inc. + .......................................      4,568,103
   18,730 Automatic Data Processing, Inc. .....................        736,838
    7,179 BMC Software, Inc. + ................................        193,187
   14,017 Broadcom Corp., Class A + ...........................        237,868
  192,826 Cisco Systems, Inc. + ...............................      3,143,064
   96,000 Cognizant Technology Solutions Corp., Class A + .....      1,733,760
      210 Compuware Corp. + ...................................          1,418
   38,370 Corning, Inc. .......................................        365,666
   35,025 Dell, Inc. + ........................................        358,656
    1,877 Dolby Laboratories, Inc., Class A + .................         61,491
   12,804 Electronic Arts, Inc. + .............................        205,376
   68,100 EMC Corp. + .........................................        713,007
   11,261 Flir Systems, Inc. + ................................        345,487
      100 Global Payments, Inc. ...............................          3,279
   13,267 Google, Inc., Class A + .............................      4,081,592
   81,802 Hewlett-Packard Co. .................................      2,968,595
  226,360 Intel Corp. .........................................      3,318,438
   57,483 International Business Machines Corp. ...............      4,837,769
    8,553 Intuit, Inc. + ......................................        203,476
   75,191 Juniper Networks, Inc. + ............................      1,316,594
    6,200 Lam Research Corp. + ................................        131,936
    4,294 Lexmark International, Inc., Class A + ..............        115,509

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio                                 December 31, 2008
Schedule of Investments


   SHARES                                                             VALUE
   ------                                                             -----

INFORMATION TECHNOLOGY -- 27.5% (CONTINUED)
   13,130 Linear Technology Corp. .............................   $    290,436
   36,800 Marvell Technology Group, Ltd. + ....................        245,456
   13,000 Mastercard, Inc., Class A ...........................      1,858,090
   32,966 MEMC Electronic Materials, Inc. + ...................        470,754
    9,376 Microchip Technology, Inc. ..........................        183,113
  301,854 Microsoft Corp. .....................................      5,868,042
       10 NetApp, Inc. + ......................................            140
   10,035 Nvidia Corp. + ......................................         80,982
  161,532 Oracle Corp. + ......................................      2,863,962
    1,200 Paychex, Inc. .......................................         31,536
  136,284 QUALCOMM, Inc. ......................................      4,883,056
   24,500 Research In Motion, Ltd. + ..........................        994,210
    7,785 Salesforce.com, Inc. + ..............................        249,198
   10,100 Symantec Corp. + ....................................        136,552
   20,096 Synopsys, Inc. + ....................................        372,178
   11,950 Teradata Corp. + ....................................        177,218
        1 Teradyne, Inc. + ....................................              4
   19,101 Texas Instruments, Inc. .............................        296,448
    3,500 Total System Services, Inc. .........................         49,000
    7,619 Trimble Navigation, Ltd. + ..........................        164,647
    1,431 Varian Semiconductor Equipment Associates, Inc. + ...         25,930
   10,600 Visa, Inc., Class A .................................        555,970
    1,800 VMware, Inc., Class A + .............................         42,642
    1,118 WebMD Health Corp., Class A + .......................         26,374
    2,436 Western Digital Corp. + .............................         27,892
   28,500 Western Union Co. (The) .............................        408,690
   53,509 Yahoo!, Inc. + ......................................        652,810
    1,861 Zebra Technologies Corp., Class A + .................         37,704
                                                                  ------------
                                                                    55,113,144
                                                                  ------------
MATERIALS -- 3.8%
    1,500 Airgas, Inc. ........................................         58,485
    8,827 Ashland, Inc. .......................................         92,772
    8,400 Barrick Gold Corp. ..................................        308,868
    3,195 BHP Billiton, Ltd. ADR ..............................        137,066
    6,000 CF Industries Holdings, Inc. ........................        294,960
    5,890 Ecolab, Inc. ........................................        207,034
      521 FMC Corp. ...........................................         23,304
   10,795 International Paper Co. .............................        127,381
   47,551 Monsanto Co. ........................................      3,345,213
   17,000 Nalco Holding Co. ...................................        196,180
    7,509 Newmont Mining Corp. ................................        305,616
    3,105 Nucor Corp. .........................................        143,451
   15,730 Potash Corp of Saskatchewan .........................      1,151,751
   14,390 Praxair, Inc. .......................................        854,190
    4,184 Sigma-Aldrich Corp. .................................        176,732
    6,700 Titanium Metals Corp. ...............................         59,027
    3,930 Weyerhaeuser Co. ....................................        120,297
                                                                  ------------
                                                                     7,602,327
                                                                  ------------
TELECOMMUNICATION SERVICES -- 0.7%
    6,730 American Tower Corp., Class A + .....................        197,324
   36,900 AT&T, Inc. ..........................................      1,051,650
    3,100 China Mobile, Ltd. ADR ..............................        157,635
                                                                  ------------
                                                                     1,406,609
                                                                  ------------
UTILITIES -- 1.1%
    1,900 Duke Energy Corp. ...................................         28,519
    6,503 Energen Corp. .......................................        190,733
    6,300 Equitable Resources, Inc. ...........................        211,365
   13,663 Exelon Corp. ........................................        759,800
    5,145 FirstEnergy Corp. ...................................        249,944
    6,125 FPL Group, Inc. .....................................        308,271
    8,190 PPL Corp. ...........................................        251,351
    8,615 Southern Co. ........................................        318,755


   SHARES                                                             VALUE
   ------                                                             -----

UTILITIES -- 1.1% (CONTINUED)
      100 TECO Energy, Inc. ...................................   $      1,235
                                                                  ------------
                                                                     2,319,973
                                                                  ------------
Total Common Stock (Cost $231,374,996) ........................    195,747,001
                                                                  ------------

INVESTMENT COMPANY -- 0.4%
FINANCIALS -- 0.4%
   21,500 iShares Russell 1000 + ..............................        796,790
                                                                  ------------

Total Investment Company (Cost $766,129) ......................        796,790
                                                                  ------------

MONEY MARKET FUND -- 0.6%
1,227,162 PNC Institutional Money Market Trust,
           0.05% (A) ..........................................      1,227,162

Total Money Market Fund (Cost $1,227,162)                            1,227,162
                                                                  ------------
Total Investments-- 98.7%
(Cost $233,368,287)+                                               197,770,953
Other Assets & Liabilities, Net-- 1.3%                               2,591,848
                                                                  ------------
NET ASSETS-- 100.0% ...........................................   $200,362,801
                                                                  ============


ADR -- American Depositary Receipt
+ Non-income producing security .
(A) Rate shown is the 7-day effective yield as of December 31, 2008

Wilshire Mutual Funds
Large Company Value Portfolio                                  December 31, 2008
Schedule of Investments


    SHARES                                                  VALUE
    ------                                                  -----

COMMON STOCK -- 89.7%

CONSUMER DISCRETIONARY -- 11.2%
    1,000 Advance Auto Parts, Inc. ..................   $     33,650
    1,200 Darden Restaurants, Inc. ..................         33,816
   30,900 Home Depot, Inc. (The) ....................        711,318
   10,728 HSN, Inc. + ...............................         77,993
   15,725 J.C. Penney Co., Inc. .....................        309,782
    5,300 Kohl's Corp. + ............................        191,860
      957 Liberty Media Corp. - Capital, Ser A + ....          4,507
    4,400 Lowe's Cos., Inc. .........................         94,688
   12,550 Magna International, Inc., Class A ........        375,622
   19,525 Mattel, Inc. ..............................        312,400
    7,000 McDonald's Corp. ..........................        435,330
    8,625 Omnicom Group, Inc. .......................        232,185
    2,200 Quiksilver, Inc. + ........................          4,048
    1,300 Shiloh Industries, Inc. ...................          3,900
    1,100 Snap-On, Inc. .............................         43,318
       76 Sport Supply Group, Inc. ..................            532
      100 Stoneridge, Inc. + ........................            456
    4,300 Time Warner, Inc. .........................         43,258
   21,833 Unifi, Inc. + .............................         61,569
    1,400 VF Corp. ..................................         76,678
    6,400 Whirlpool Corp. ...........................        264,640
                                                        ------------
                                                           3,311,550
                                                        ------------
CONSUMER STAPLES -- 9.0%
   24,100 Altria Group, Inc. ........................        362,946
    2,527 American Italian Pasta Co., Class A + .....         56,453
    2,700 Archer-Daniels-Midland Co. ................         77,841
    4,005 Bunge, Ltd. ...............................        207,339
    1,400 Casey's General Stores, Inc. ..............         31,878
    3,400 CVS/Caremark Corp. ........................         97,716
    5,100 Kimberly-Clark Corp. ......................        268,974
    8,300 Kraft Foods, Inc., Class A ................        222,855
    2,400 Kroger Co. (The) ..........................         63,384
    1,200 Lorillard, Inc. ...........................         67,620
    2,182 Oil-Dri Corp of America ...................         40,912
   29,206 Parlux Fragrances, Inc. + .................         85,282
    7,400 Procter & Gamble Co. ......................        457,468
   23,900 Sara Lee Corp. ............................        233,981
    6,900 Wal-Mart Stores, Inc. .....................        386,814
                                                        ------------
                                                           2,661,463
                                                        ------------
ENERGY -- 8.8%
   14,800 BJ Services Co. ...........................        172,716
    7,000 BP PLC ADR ................................        327,180
    6,700 Chevron Corp. .............................        495,599
    8,931 ConocoPhillips ............................        462,626
      400 Devon Energy Corp. ........................         26,284
    7,900 Exxon Mobil Corp. .........................        630,657
    1,100 Hess Corp. ................................         59,004
    2,900 Mariner Energy, Inc. + ....................         29,580
    2,100 Noble Corp. ...............................         46,389
      800 Noble Energy, Inc. ........................         39,376
    1,600 Occidental Petroleum Corp. ................         95,984
    1,600 PetroHawk Energy Corp. + ..................         25,008
    1,600 Stone Energy Corp. + ......................         17,632
      100 Sunoco, Inc. ..............................          4,346
    3,500 Valero Energy Corp. .......................         75,740
    2,000 W&T Offshore, Inc. ........................         28,640
    2,050 Walter Industries, Inc. ...................         35,895
      700 Whiting Petroleum Corp. + .................         23,422
                                                        ------------
                                                           2,596,078
                                                        ------------
FINANCIALS -- 22.5%
   16,700 Allstate Corp. (The) ......................        547,092
    6,203 Anthracite Capital, Inc. ..................         13,833


    SHARES                                                  VALUE
    ------                                                  -----

FINANCIALS -- 22.5% (CONTINUED)
    1,300 AON Corp. .................................   $     59,384
      600 Arch Capital Group, Ltd. + ................         42,060
      600 AvalonBay Communities, Inc. ...............         36,348
   41,825 Bank of America Corp. .....................        588,896
    1,100 Boston Properties, Inc. ...................         60,500
   13,500 Capital One Financial Corp. ...............        430,515
    4,100 CapitalSource, Inc. .......................         18,942
   70,025 Citigroup, Inc. ...........................        469,867
    8,575 Comerica, Inc. ............................        170,214
      881 CompuCredit Corp. + .......................          4,872
    4,000 Discover Financial Services ...............         38,120
   12,939 Fidelity National Financial, Inc., Class A         229,667
    1,100 Goldman Sachs Group, Inc. (The) ...........         92,829
    2,600 Hartford Financial Services Group, Inc. ...         42,692
    2,300 Health Care REIT, Inc. ....................         97,060
    1,400 Interactive Brokers Group, Inc., Class A +          25,046
    2,900 Invesco, Ltd. .............................         41,876
   23,275 JPMorgan Chase & Co. ......................        733,861
      900 Life Partners Holdings, Inc. ..............         39,276
    2,700 Marsh & McLennan, Inc. ....................         65,529
    4,500 MetLife, Inc. .............................        156,870
   12,825 Morgan Stanley ............................        205,713
    4,500 Nasdaq OMX Group (The) + ..................        111,195
   78,546 National City Corp. .......................        142,168
    2,461 Newcastle Investment Corp. ................          2,067
      979 Platinum Underwriters Holdings, Ltd. ......         35,322
    1,400 PNC Financial Services Group, Inc. ........         68,600
    1,200 Principal Financial Group, Inc. ...........         27,084
    2,400 Protective Life Corp. .....................         34,440
    1,200 Republic Bancorp, Inc., Class A ...........         32,640
    1,100 Simon Property Group, Inc. ................         58,443
    3,800 State Street Corp. ........................        149,454
      600 TFS Financial Corp. .......................          7,740
   10,118 Torchmark Corp. ...........................        452,275
    5,200 Travelers Cos., Inc. (The) ................        235,040
    4,896 U.S. Bancorp ..............................        122,449
   26,675 UBS AG + ..................................        381,453
    9,800 Unum Group ................................        182,280
   13,200 Wells Fargo & Co. .........................        389,136
    4,090 XL Capital, Ltd., Class A .................         15,133
                                                        ------------
                                                           6,657,981
                                                        ------------
HEALTH CARE -- 13.2%
    2,100 Aetna, Inc. ...............................         59,850
   14,575 AmerisourceBergen Corp., Class A ..........        519,745
    2,700 Amgen, Inc. + .............................        155,925
   10,100 Bristol-Myers Squibb Co. ..................        234,825
   12,600 Continucare Corp. + .......................         26,586
   20,505 Depomed, Inc. + ...........................         33,833
    9,500 Eli Lilly & Co. ...........................        382,565
   12,125 Johnson & Johnson .........................        725,439
    2,600 Life Technologies Corp. + .................         60,606
   10,750 Merck & Co., Inc. .........................        326,800
   34,500 Pfizer, Inc. ..............................        610,995
      900 Quest Diagnostics, Inc. ...................         46,719
    1,300 Questcor Pharmaceuticals, Inc. + ..........         12,103
   19,425 Schering-Plough Corp. .....................        330,808
    1,625 WellPoint, Inc. + .........................         68,461
    7,700 Wyeth .....................................        288,827
                                                        ------------
                                                           3,884,087
                                                        ------------
INDUSTRIALS -- 8.1%
    6,851 Baker (Michael) Corp. + ...................        252,871
    5,325 Boeing Co. ................................        227,218
       24 Chart Industries, Inc. + ..................            255
    1,600 CNH Global NV .............................         24,960

Wilshire Mutual Funds
Large Company Value Portfolio                                  December 31, 2008
Schedule of Investments


    SHARES                                                  VALUE
    ------                                                  -----

INDUSTRIALS -- 8.1% (CONTINUED)
    5,400 Delta Air Lines, Inc. + ...................   $     61,884
    3,900 General Dynamics Corp. ....................        224,601
   11,000 General Electric Co. ......................        178,200
    3,900 Hawaiian Holdings, Inc. + .................         24,882
    3,625 L-3 Communications Holdings, Inc.,
            Class 3 .................................        267,452
       22 Layne Christensen Co. + ...................            528
       59 McDermott International, Inc. + ...........            583
   10,900 Northrop Grumman Corp. ....................        490,936
    1,700 Oshkosh Corp. .............................         15,113
   11,390 PRG-Schultz International, Inc. + .........         46,471
   33,400 Quanex Building Products Corp. ............        312,958
    1,800 Republic Services, Inc., Class A ..........         44,622
    1,100 SPX Corp. .................................         44,605
    5,761 Standex International Corp. ...............        114,298
      448 Tecumseh Products Co., Class A + ..........          4,292
      550 Tecumseh Products Co., Class B + ..........          5,253
    1,775 Tyco International, Ltd. ..................         38,340
    2,600 United Rentals, Inc. + ....................         23,712
                                                        ------------
                                                           2,404,034
                                                        ------------
INFORMATION TECHNOLOGY -- 10.1%
    4,600 3Com Corp. + ..............................         10,488
    4,800 Adaptec, Inc. + ...........................         15,840
    4,050 Affiliated Computer Services, Inc.,
           Class A + ................................        186,097
  224,100 Alcatel-Lucent ADR ........................        481,815
   17,400 Amkor Technology, Inc. + ..................         37,932
      300 Apple, Inc. + .............................         25,605
   24,525 CA, Inc. ..................................        454,449
    4,000 Check Point Software Technologies + .......         75,960
    4,200 Convergys Corp. + .........................         26,922
    5,790 Global Cash Access Holdings, Inc. + .......         12,854
    5,500 Hewlett-Packard Co. .......................        199,595
   25,300 infoGROUP, Inc. ...........................        119,922
    1,000 International Business Machines Corp. .....         84,160
    8,421 Lexmark International, Inc., Class A + ....        226,525
      400 Mastercard, Inc., Class A .................         57,172
   15,773 Microsoft Corp. ...........................        306,627
   79,000 Motorola, Inc. ............................        349,970
   58,979 OpenTV Corp., Class A + ...................         72,544
    2,000 SAIC, Inc. + ..............................         38,960
    3,507 Seagate Technology ........................         15,536
    1,300 TTM Technologies, Inc. + ..................          6,773
    8,125 Tyco Electronics, Ltd. ....................        131,706
   22,800 Unisys Corp. + ............................         19,380
    3,200 United Online, Inc. .......................         19,424
                                                        ------------
                                                           2,976,256
                                                        ------------
MATERIALS -- 0.7%
    1,400 Celanese Corp., Ser A, Class A ............       17,402
       36 Chemtura Corp. ............................           50
    1,400 Crown Holdings, Inc. + ....................       26,880
      100 Eastman Chemical Co. ......................        3,171
    2,500 Freeport-McMoRan Copper & Gold, Inc. ......       61,100
    2,400 International Paper Co. ...................       28,320
    2,300 Terra Industries, Inc. ....................       38,341
      600 United States Steel Corp. .................       22,320
                                                        ----------
                                                           197,584
                                                        ----------
TELECOMMUNICATION SERVICES -- 2.6%
   10,900 AT&T, Inc. ................................      310,650
   13,800 Verizon Communications, Inc. ..............      467,820
                                                        ----------
                                                           778,470
                                                        ----------
UTILITIES -- 3.5%
   1,200 American Electric Power Co., Inc. ..........      39,936


    SHARES                                                  VALUE
    ------                                                  -----

UTILITIES -- 3.5% (CONTINUED)
    5,200 Dominion Resources, Inc. ..................   $    186,368
    4,700 Northeast Utilities .......................        113,082
    3,400 NRG Energy, Inc. + ........................         79,322
    6,650 Sempra Energy .............................        283,490
   30,200 Star Gas Partners, LP + ...................         72,178
    5,850 Wisconsin Energy Corp. ....................        245,583
                                                        ------------
                                                           1,019,959
                                                        ------------
Total Common Stock (Cost $34,250,002)                     26,487,462
                                                        ------------

MONEY MARKET FUND -- 0.2%
   55,013 PNC Institutional Money Market Trust,
            0.05% (A) ...............................         55,013
                                                        ------------

Total Money Market Fund (Cost $55,013)                        55,013
                                                        ------------

Total Investments-- 89.9%
(Cost $34,305,015)+                                       26,542,475
Other Assets & Liabilities, Net-- 10.1%                    2,984,797
                                                        ------------
NET ASSETS-- 100.0%                                     $ 29,527,272
                                                        ============


ADR -- American Depositary Receipt
PLC -- Public Limited Company
  +    Non-income producing security
(A)    Rate shown is the 7-day effective yield as of December 31, 2008.

Wilshire Mutual Funds
Small Company Growth Portfolio                                 December 31, 2008
Schedule of Investments



   SHARES                                                       VALUE
   ------                                                       -----

COMMON STOCK -- 99.0%

CONSUMER DISCRETIONARY -- 10.7%
    6,700 99 Cents Only Stores + .........................   $    73,231
      175 Aaron Rents, Inc. ..............................         4,658
      550 Aeropostale, Inc. + ............................         8,855
      737 American Public Education, Inc. + ..............        27,409
      150 Bally Technologies, Inc. + .....................         3,605
      175 Blue Nile, Inc. + ..............................         4,286
      853 Capella Education Co. + ........................        50,122
    1,500 Cato Corp. (The), Class A ......................        22,650
      500 Charlotte Russe Holding, Inc. + ................         3,245
      279 Chipotle Mexican Grill, Inc., Class B + ........        15,984
      175 Chipotle Mexican Grill, Inc., Class A + ........        10,847
    2,100 Christopher & Banks Corp. ......................        11,760
      875 Corinthian Colleges, Inc. + ....................        14,324
      290 Deckers Outdoor Corp. + ........................        23,162
      430 DeVry, Inc. ....................................        24,687
    1,170 Dick's Sporting Goods, Inc. + ..................        16,509
      300 Exide Technologies + ...........................         1,587
      604 Grand Canyon Education, Inc. + .................        11,343
      500 Marvel Entertainment, Inc. + ...................        15,375
      125 Matthews International Corp., Class A ..........         4,585
      987 NetFlix, Inc. + ................................        29,501
      400 NutriSystem, Inc. ..............................         5,836
      163 Overstock.com, Inc. + ..........................         1,757
    1,100 Pacific Sunwear of California + ................         1,749
      197 Panera Bread Co., Class A + ....................        10,291
      411 Peet's Coffee & Tea, Inc. + ....................         9,556
      325 Pre-Paid Legal Services, Inc. + ................        12,119
      300 Red Robin Gourmet Burgers, Inc. + ..............         5,049
       15 Shuffle Master, Inc. + .........................            74
      425 Smith & Wesson Holding Corp. + .................           965
    2,025 Sotheby's ......................................        18,002
       50 Spartan Motors, Inc. ...........................           236
      712 Stamps.com, Inc. + .............................         6,999
    1,620 Steven Madden, Ltd. + ..........................        34,539
      361 Strayer Education, Inc. ........................        77,402
      400 Systemax, Inc. .................................         4,308
       50 Texas Roadhouse, Inc., Class A + ...............           387
    1,569 Tween Brands, Inc. + ...........................         6,778
      175 Universal Electronics, Inc. + ..................         2,839
      127 Warnaco Group, Inc. (The) + ....................         2,493
      275 Wonder Auto Technology, Inc. + .................         1,078
                                                             -----------
                                                                 580,182
                                                             -----------
CONSUMER STAPLES -- 1.5%
    1,100 American Oriental Bioengineering, Inc. + .......         7,469
       75 Chattem, Inc. + ................................         5,365
       75 Green Mountain Coffee Roasters, Inc. + .........         2,902
    1,690 TreeHouse Foods, Inc. + ........................        46,036
      550 USANA Health Sciences, Inc. + ..................        18,832
                                                             -----------
                                                                  80,604
                                                             -----------
ENERGY -- 7.2%
      100 Approach Resources, Inc. + .....................           731
    2,392 Arena Resources, Inc. + ........................        67,191
      125 Bill Barrett Corp. + ...........................         2,641
    5,684 Brigham Exploration Co. + ......................        18,189
    1,440 CARBO Ceramics, Inc. ...........................        51,163
      250 Carrizo Oil & Gas, Inc. + ......................         4,025
      675 Comstock Resources, Inc. + .....................        31,894
       75 Contango Oil & Gas Co. + .......................         4,222
      300 Core Laboratories NV ...........................        17,958
       75 Delta Petroleum Corp. + ........................           357


   SHARES                                                       VALUE
   ------                                                       -----

ENERGY -- 7.2% (CONTINUED)
    5,025 Endeavour International Corp. + ................   $     2,512
       25 ENGlobal Corp. + ...............................            81
    3,474 EXCO Resources, Inc. + .........................        31,474
      125 FX Energy, Inc. + ..............................           349
      175 GMX Resources, Inc. + ..........................         4,431
      930 Goodrich Petroleum Corp. + .....................        27,854
    1,175 Gran Tierra Energy, Inc. + .....................         3,290
       50 Gulf Island Fabrication, Inc. ..................           721
    1,100 Gulfport Energy Corp. + ........................         4,345
      100 Hercules Offshore, Inc. + ......................           475
      250 Lufkin Industries, Inc. ........................         8,625
      175 Matrix Service Co. + ...........................         1,342
    1,825 McMoRan Exploration Co. + ......................        17,885
    1,075 Meridian Resource Corp. + ......................           613
      272 NATCO Group, Inc., Class A + ...................         4,129
      100 Natural Gas Services Group, Inc. + .............         1,013
      825 Parallel Petroleum Corp. + .....................         1,658
    1,752 PetroHawk Energy Corp. + .......................        27,384
      150 Petroleum Development Corp. + ..................         3,611
    1,200 Petroquest Energy, Inc. + ......................         8,112
      425 Rosetta Resources, Inc. + ......................         3,009
      184 Smith International, Inc. ......................         4,212
       98 Stone Energy Corp. + ...........................         1,080
      400 Superior Well Services, Inc. + .................         4,000
      125 TXCO Resources, Inc. + .........................           186
    2,850 Vaalco Energy, Inc. + ..........................        21,204
       50 Venoco, Inc. + .................................           136
      776 Warren Resources, Inc. + .......................         1,544
      200 World Fuel Services Corp. ......................         7,400
                                                             -----------
                                                                 391,046
                                                             -----------
FINANCIALS -- 7.9%
      150 Anworth Mortgage Asset Corp.++ .................           964
      300 BioMed Realty Trust, Inc.++ ....................         3,516
      100 Chemical Financial Corp. .......................         2,788
      500 Cohen & Steers, Inc. ...........................         5,495
      400 Columbia Banking System, Inc. ..................         4,772
    1,100 eHealth, Inc. + ................................        14,608
      200 Encore Capital Group, Inc. + ...................         1,440
      300 Equity One, Inc.++ .............................         5,310
      100 Evercore Partners, Inc., Class A ...............         1,249
    1,100 FCStone Group, Inc. + ..........................         4,873
    1,350 Financial Federal Corp. ........................        31,415
    1,000 First Financial Bancorp ........................        12,390
    1,175 First Niagara Financial Group, Inc. ............        19,000
    2,800 Forestar Group, Inc. + .........................        26,656
    1,900 Frontier Financial Corp. .......................         8,284
      300 Hancock Holding Co. ............................        13,638
      200 Infinity Property & Casualty ...................         9,346
    1,600 Inland Real Estate Corp.++ .....................        20,768
      200 Investment Technology Group, Inc. + ............         4,544
      800 LaSalle Hotel Properties++ .....................         8,840
      200 Life Partners Holdings, Inc. ...................         8,728
      500 LTC Properties, Inc.++ .........................        10,140
      100 Mid-America Apartment Communities, Inc.++ ......         3,716
    2,000 Nationwide Health Properties, Inc.++ ...........        57,440
      225 optionsXpress Holdings, Inc. ...................         3,006
      175 Penson Worldwide, Inc. + .......................         1,333
      175 Pico Holdings, Inc. + ..........................         4,651
      350 Prospect Capital Corp. .........................         4,190
      225 Provident Financial Services, Inc. .............         3,442
      350 Senior Housing Properties Trust++ ..............         6,272
      475 Sterling Bancshares, Inc. ......................         2,888

Wilshire Mutual Funds
Small Company Growth Portfolio                                 December 31, 2008
Schedule of Investments



   SHARES                                                       VALUE
   ------                                                       -----

FINANCIALS -- 7.9% (CONTINUED)
    1,130 SVB Financial Group + ..........................   $    29,640
    1,475 SWS Group, Inc. ................................        27,951
      300 Tower Group, Inc. ..............................         8,463
    2,519 Trustco Bank Corp. .............................        23,956
       75 U.S. Global Investors, Inc., Class A ...........           367
    1,209 United Community Banks, Inc. ...................        16,421
      250 Westamerica Bancorporation .....................        12,788
      200 World Acceptance Corp. + .......................         3,952
                                                             -----------
                                                                 429,240
                                                             -----------
HEALTH CARE -- 30.4%
    1,425 Abaxis, Inc. + .................................        22,843
       50 Acadia Pharmaceuticals, Inc. + .................            45
    1,950 Affymetrix, Inc. + .............................         5,831
      200 Air Methods Corp. + ............................         3,198
      875 Albany Molecular Research, Inc. + ..............         8,523
    1,050 Alexion Pharmaceuticals, Inc. + ................        38,000
    1,350 Alexza Pharmaceuticals, Inc. + .................         4,280
      125 Align Technology, Inc. + .......................         1,094
       50 Alkermes, Inc. + ...............................           533
    1,675 Allos Therapeutics, Inc. + .....................        10,251
      592 Allscripts-Misys Healthcare Solutions, Inc. ....         5,873
      125 AMAG Pharmaceuticals, Inc. + ...................         4,481
      524 Amedisys, Inc. + ...............................        21,662
      700 American Medical Systems Holdings, Inc. + ......         6,293
      225 Amsurg Corp., Class A + ........................         5,252
      700 Angiodynamics, Inc. + ..........................         9,583
    1,450 Arqule, Inc. + .................................         6,119
      825 Array Biopharma, Inc. + ........................         3,341
      350 Arthrocare Corp. + .............................         1,670
      700 Bio-Reference Labs, Inc. + .....................        18,361
      280 Bruker Corp. + .................................         1,131
    1,000 Cell Genesys, Inc. + ...........................           220
      125 Centene Corp. + ................................         2,464
      625 Chemed Corp. ...................................        24,856
      600 Columbia Laboratories, Inc. + ..................           762
      425 Conmed Corp. + .................................        10,175
      375 Corvel Corp. + .................................         8,243
      650 CryoLife, Inc. + ...............................         6,311
    1,475 Cubist Pharmaceuticals, Inc. + .................        35,636
    2,376 Cyberonics, Inc. + .............................        39,370
      350 Cynosure, Inc., Class A + ......................         3,195
    2,825 Cypress Bioscience, Inc. + .....................        19,323
      350 Dionex Corp. + .................................        15,697
      250 Discovery Laboratories, Inc. + .................           280
      742 Eclipsys Corp. + ...............................        10,529
    1,350 Enzo Biochem, Inc. + ...........................         6,602
      476 eResearchTechnology, Inc. + ....................         3,156
      220 Facet Biotech Corp. + ..........................         2,110
    1,905 Genoptix, Inc. + ...............................        64,922
    1,280 Gen-Probe, Inc. + ..............................        54,835
      425 Geron Corp. + ..................................         1,985
       50 GTx, Inc. + ....................................           842
      250 Haemonetics Corp. + ............................        14,125
      300 Halozyme Therapeutics, Inc. + ..................         1,680
      400 Healthways, Inc. + .............................         4,592
    3,300 HMS Holdings Corp. + ...........................       104,016
    1,120 Hologic, Inc. + ................................        14,638
    2,284 Icon PLC ADR + .................................        44,972
      250 ICU Medical, Inc. + ............................         8,285
    4,920 Immucor, Inc. + ................................       130,774
      325 Immunomedics, Inc. + ...........................           552
      300 Inspire Pharmaceuticals, Inc. + ................         1,080

   SHARES                                                       VALUE
   ------                                                       -----

HEALTH CARE -- 30.4% (CONTINUED)
      500 inVentiv Health, Inc. + ........................   $     5,770
       29 Isis Pharmaceuticals, Inc. + ...................           411
    1,809 Javelin Pharmaceuticals, Inc. + ................         2,261
      775 Kendle International, Inc. + ...................        19,933
      125 Landauer, Inc. .................................         9,162
      950 LHC Group, Inc. + ..............................        34,200
    1,425 Martek Biosciences Corp. .......................        43,192
    3,120 Masimo Corp. + .................................        93,070
      250 Medarex, Inc. + ................................         1,395
    1,300 Medicines Co. (The) + ..........................        19,149
    1,300 Medicis Pharmaceutical Corp., Class A ..........        18,070
    1,250 Mentor Corp. ...................................        38,662
    1,650 Meridian Bioscience, Inc. ......................        42,025
    1,175 Merit Medical Systems, Inc. + ..................        21,068
      215 Molina Healthcare, Inc. + ......................         3,786
      600 Myriad Genetics, Inc. + ........................        39,756
    2,930 Natus Medical, Inc. + ..........................        37,943
      222 Neurocrine Biosciences, Inc. + .................           710
    1,400 Nighthawk Radiology Holdings, Inc. + ...........         6,804
    2,050 Noven Pharmaceuticals, Inc. + ..................        22,550
    1,100 Obagi Medical Products, Inc. + .................         8,206
       50 Odyssey HealthCare, Inc. + .....................           463
      551 Omnicell, Inc. + ...............................         6,728
      350 Onyx Pharmaceuticals, Inc. + ...................        11,956
    1,342 OSI Pharmaceuticals, Inc. + ....................        52,405
      825 Pain Therapeutics, Inc. + ......................         4,884
    1,364 Palomar Medical Technologies, Inc. + ...........        15,727
      450 Par Pharmaceutical Cos., Inc. + ................         6,034
      300 Parexel International Corp. + ..................         2,913
    1,100 PDL BioPharma, Inc. ............................         6,798
      601 Perrigo Co. ....................................        19,418
    1,250 PharmaNet Development Group, Inc. + ............         1,137
    4,030 Phase Forward, Inc. + ..........................        50,455
       50 Progenics Pharmaceuticals, Inc. + ..............           516
    1,338 Psychiatric Solutions, Inc. + ..................        37,263
    1,525 Questcor Pharmaceuticals, Inc. + ...............        14,198
    1,350 Quidel Corp. + .................................        17,644
      825 Regeneron Pharmaceuticals, Inc. + ..............        15,147
      200 Salix Pharmaceuticals, Ltd. + ..................         1,766
      950 Savient Pharmaceuticals, Inc. + ................         5,500
      550 Sirona Dental Systems, Inc. + ..................         5,775
      250 SonoSite, Inc. + ...............................         4,770
       50 Spectranetics Corp. + ..........................           131
      525 STERIS Corp. ...................................        12,542
      175 Symmetry Medical, Inc. + .......................         1,395
      250 United Therapeutics Corp. + ....................        15,637
      875 Valeant Pharmaceuticals International + ........        20,038
      600 Varian, Inc. + .................................        20,106
       50 Viropharma, Inc. + .............................           651
       75 West Pharmaceutical Services, Inc. .............         2,833
      100 Wright Medical Group, Inc. + ...................         2,043
      475 Zoll Medical Corp. + ...........................         8,973
                                                             -----------
                                                               1,648,560
                                                             -----------
INDUSTRIALS -- 19.0%
      230 AAR Corp. + ....................................         4,234
      625 Actuant Corp., Class A .........................        11,888
      675 Administaff, Inc. ..............................        14,634
    1,700 Advanced Battery Technologies, Inc. + ..........         4,522
      300 Advisory Board Co. (The) + .....................         6,690
       50 American Commercial Lines, Inc. + ..............           245
      300 American Ecology Corp. .........................         6,069
      300 Astec Industries, Inc. + .......................         9,399
       75 Axsys Technologies, Inc. + .....................         4,115

Wilshire Mutual Funds
Small Company Growth Portfolio                                 December 31, 2008
Schedule of Investments



   SHARES                                                       VALUE
   ------                                                       -----

INDUSTRIALS -- 19.0% (CONTINUED)
      175 Badger Meter, Inc. .............................   $     5,078
      725 Brady Corp., Class A ...........................        17,364
    2,314 Briggs & Stratton Corp. ........................        40,703
      175 Ceradyne, Inc. + ...............................         3,554
      100 China Fire & Security Group, Inc. + ............           681
      675 Clean Harbors, Inc. + ..........................        42,822
      175 Columbus McKinnon Corp. + ......................         2,389
       50 Comfort Systems USA, Inc. ......................           533
    3,880 Cornell, Inc. + ................................        72,129
    1,310 Corrections Corp. of America + .................        21,432
      375 CRA International, Inc. + ......................        10,099
       50 Cubic Corp. ....................................         1,360
      750 Dycom Industries, Inc. + .......................         6,165
      450 Eagle Bulk Shipping, Inc. ......................         3,069
       25 Energy Conversion Devices, Inc. + ..............           630
      229 EnerNOC, Inc. + ................................         1,704
      833 EnerSys + ......................................         9,163
      875 Ennis, Inc. ....................................        10,596
      257 Equifax, Inc. ..................................         6,816
        8 ESCO Technologies, Inc. + ......................           328
      397 Flow International Corp. + .....................           961
      300 Forward Air Corp. ..............................         7,281
      675 FTI Consulting, Inc. + .........................        30,159
      125 Genco Shipping & Trading, Ltd. .................         1,850
    1,418 GenCorp, Inc. + ................................         5,218
    1,162 Genessee & Wyoming, Inc., Class A +. ...........        35,441
    3,110 Geo Group, Inc. (The) + ........................        56,073
      525 GrafTech International, Ltd. + .................         4,368
      334 Graham Corp. ...................................         3,614
      510 Huron Consulting Group, Inc. + .................        29,208
      245 II-VI, Inc. + ..................................         4,677
      489 Kaman Corp. ....................................         8,866
      175 Knight Transportation, Inc. ....................         2,821
       50 Ladish Co., Inc. + .............................           693
      200 Layne Christensen Co. + ........................         4,802
    1,359 LMI Aerospace, Inc. + ..........................        15,452
      901 Lydall, Inc. + .................................         5,181
      533 Marten Transport, Ltd. + .......................        10,106
       50 Medis Technologies, Ltd. + .....................            22
      253 Middleby Corp. + ...............................         6,899
    1,050 Mine Safety Appliances Co. .....................        25,105
       50 Navigant Consulting, Inc. + ....................           794
       75 Nordson Corp. ..................................         2,422
      700 Old Dominion Freight Line, Inc. + ..............        19,922
      175 Resources Connection, Inc. + ...................         2,866
    2,680 Ritchie Bros. Auctioneers, Inc. ................        57,406
      125 Robbins & Myers, Inc. ..........................         2,021
    1,341 Rollins, Inc. ..................................        24,245
    1,100 Standard Register Co. (The) ....................         9,823
      175 Sun Hydraulics Corp. ...........................         3,297
      100 Sunpower Corp., Class A + ......................         3,700
      250 Taser International, Inc. + ....................         1,320
    1,650 Team, Inc. + ...................................        45,705
      350 Teledyne Technologies, Inc. + ..................        15,593
       43 Tetra Tech, Inc. + .............................         1,038
      426 Titan International, Inc. ......................         3,514
       50 TransDigm Group, Inc. + ........................         1,678
      875 Tredegar Corp. .................................        15,907
      590 Triumph Group, Inc. ............................        25,051
      580 TrueBlue, Inc. + ...............................         5,551
    4,103 Wabtec Corp. ...................................       163,094
      800 Watson Wyatt Worldwide, Inc., Class A ..........        38,256
      600 Werner Enterprises, Inc. .......................        10,404
                                                             -----------
                                                               1,030,815
                                                             -----------


   SHARES                                                       VALUE
   ------                                                       -----

INFORMATION TECHNOLOGY -- 18.9%
       50 ACI Worldwide, Inc. + ..........................   $       795
      825 Actuate Corp. + ................................         2,442
    1,004 Advanced Analogic Technologies, Inc. + .........         3,032
      200 Anixter International, Inc. + ..................         6,024
      175 Ansys, Inc. + ..................................         4,881
    2,594 Art Technology Group, Inc. + ...................         5,006
      600 ATMI, Inc. + ...................................         9,258
      200 Avid Technology, Inc. + ........................         2,182
       50 Avocent Corp. + ................................           896
      225 Bankrate, Inc. + ...............................         8,550
       75 Benchmark Electronics, Inc. + ..................           958
      450 Blue Coat Systems, Inc. + ......................         3,780
      320 Cabot Microelectronics Corp. + .................         8,342
      675 CACI International, Inc., Class A + ............        30,436
      825 Checkpoint Systems, Inc. + .....................         8,118
      550 Cirrus Logic, Inc. + ...........................         1,474
       30 Cogent, Inc. + .................................           407
      350 Cognex Corp. ...................................         5,180
      950 Cogo Group, Inc. + .............................         4,617
      556 CSG Systems International, Inc. + ..............         9,713
      453 CTS Corp. ......................................         2,496
    1,482 Cybersource Corp. + ............................        17,769
      625 Cymer, Inc. + ..................................        13,694
      475 Daktronics, Inc. ...............................         4,446
      815 Digital River, Inc. + ..........................        20,212
      100 Double-Take Software, Inc. + ...................           897
      525 Earthlink, Inc. + ..............................         3,549
      475 Emulex Corp. + .................................         3,316
      370 Equinix, Inc. + ................................        19,680
       63 Factset Research Systems, Inc. .................         2,787
       50 FARO Technologies, Inc. + ......................           843
      300 FEI Co. + ......................................         5,658
    2,001 Flir Systems, Inc. + ...........................        61,391
       50 GSI Commerce, Inc. + ...........................           526
      100 Harmonic, Inc. + ...............................           561
      175 Hittite Microwave Corp. + ......................         5,156
    1,300 Infinera Corp. + ...............................        11,648
    3,240 Informatica Corp. + ............................        44,485
      992 Integral Systems, Inc. + .......................        11,953
      272 InterDigital, Inc. + ...........................         7,480
    1,200 Intermec, Inc. + ...............................        15,936
      125 IPG Photonics Corp. + ..........................         1,647
      675 j2 Global Communications, Inc. + ...............        13,527
       50 Knot, Inc. (The) + .............................           416
      200 Littelfuse, Inc. + .............................         3,320
      650 LoopNet, Inc. + ................................         4,433
      650 Manhattan Associates, Inc. + ...................        10,277
      600 Mantech International Corp., Class A + .........        32,514
       50 Marchex, Inc., Class B .........................           291
    1,700 Methode Electronics, Inc. ......................        11,458
      600 Micrel, Inc. ...................................         4,386
    1,900 Microsemi Corp. + ..............................        24,016
      475 MicroStrategy, Inc., Class A + .................        17,637
      750 MIPS Technologies, Inc., Class A + .............           832
      100 ModusLink Global Solutions, Inc. + .............           289
    4,360 Monolithic Power Systems, Inc. + ...............        54,980
      538 Multi-Fineline Electronix, Inc. + ..............         6,289
      328 Netgear, Inc. + ................................         3,742
    2,192 Netlogic Microsystems, Inc. + ..................        48,246
       50 Netscout Systems, Inc. + .......................           431
      100 Neutral Tandem, Inc. + .........................         1,622
    1,740 Nice Systems, Ltd. ADR + .......................        39,098
      288 Omniture, Inc. + ...............................         3,064
       36 Omnivision Technologies, Inc. + ................           189

Wilshire Mutual Funds
Small Company Growth Portfolio                                 December 31, 2008
Schedule of Investments


   SHARES                                                       VALUE
   ------                                                       -----

INFORMATION TECHNOLOGY -- 18.9% (CONTINUED)
       50 Perficient, Inc. + .............................   $       239
      488 Perot Systems Corp., Class A + .................         6,671
    1,220 Phoenix Technologies, Ltd. + ...................         4,270
      175 Plexus Corp. + .................................         2,966
       50 PLX Technology, Inc. + .........................            86
       20 PMC - Sierra, Inc. + ...........................            97
      925 Presstek, Inc. + ...............................         2,969
      385 Progress Software Corp. + ......................         7,415
    1,410 Quality Systems, Inc. ..........................        61,504
    2,377 Rackspace Hosting, Inc. + ......................        12,788
      805 RightNow Technologies, Inc. + ..................         6,223
       50 Riverbed Technology, Inc. + ....................           569
      350 Rogers Corp. + .................................         9,720
      300 Scansource, Inc. + .............................         5,781
       42 Silicon Image, Inc. + ..........................           176
    3,038 Skyworks Solutions, Inc. + .....................        16,831
       80 Sohu.com, Inc. + ...............................         3,787
      430 Solera Holdings, Inc. + ........................        10,363
      425 Sonic Solutions, Inc. + ........................           748
       51 Sonus Networks, Inc. + .........................            81
      350 SPSS, Inc. + ...................................         9,436
      225 Standard Microsystems Corp. + ..................         3,676
      175 Starent Networks Corp. + .......................         2,088
      925 Sybase, Inc. + .................................        22,912
       50 Symyx Technologies + ...........................           297
      946 Synaptics, Inc. + ..............................        15,666
      200 Synchronoss Technologies, Inc. + ...............         2,132
      225 Syntel, Inc. ...................................         5,202
      200 Take-Two Interactive Software, Inc. ............         1,512
       16 Tekelec + ......................................           213
      400 TeleCommunication Systems, Inc., Class A + .....         3,436
    1,625 TeleTech Holdings, Inc. + ......................        13,569
       50 Terremark Worldwide, Inc. + ....................           195
      650 Tessera Technologies, Inc. + ...................         7,722
      100 Trident Microsystems, Inc. + ...................           189
       50 TTM Technologies, Inc. + .......................           260
      650 Tyler Technologies, Inc. + .....................         7,787
       50 Ultratech, Inc. + ..............................           598
      250 United Online, Inc. ............................         1,518
      710 VASCO Data Security International, Inc. + ......         7,334
      590 Veeco Instruments, Inc. + ......................         3,741
       50 Vignette Corp. + ...............................           471
      605 VistaPrint, Ltd. + .............................        11,259
    2,795 Vocus, Inc. + ..................................        50,897
      747 Volterra Semiconductor Corp. + .................         5,341
      506 Websense, Inc. + ...............................         7,575
    4,340 Yucheng Technologies, Ltd. + ...................        31,639
       96 Zoran Corp. + ..................................           656
                                                             -----------
                                                               1,023,883
                                                             -----------
MATERIALS -- 1.1%
       50 American Vanguard Corp. ........................           585
      325 Arch Chemicals, Inc. ...........................         8,473
      250 Compass Minerals International, Inc. ...........        14,665
      203 Flotek Industries, Inc. + ......................           512
      710 Haynes International, Inc. + ...................        17,480
      550 HB Fuller Co. ..................................         8,860
      550 RTI International Metals, Inc. + ...............         7,871
                                                             -----------
                                                                  58,446
                                                             -----------
TELECOMMUNICATION SERVICES -- 1.8%
      425 Cbeyond, Inc. + ................................         6,792
    1,451 Cincinnati Bell, Inc. + ........................         2,800


   SHARES                                                       VALUE
   ------                                                       -----

TELECOMMUNICATION SERVICES -- 1.8% (CONTINUED)
    5,442 Syniverse Holdings, Inc. + .....................   $    64,977
    2,586 tw telecom, Inc., Class A + ....................        21,903
       50 USA Mobility, Inc. .............................           579
                                                             -----------
                                                                  97,051
                                                             -----------
UTILITIES -- 0.5%
      550 Allete, Inc. ...................................        17,749
      363 Black Hills Corp. ..............................         9,786
       18 ITC Holdings Corp. .............................           786
       25 Ormat Technologies, Inc. .......................           797
                                                             -----------
                                                                  29,118
                                                             -----------
Total Common Stock (Cost $6,450,865) .....................     5,368,945
                                                             -----------

PREFERRED STOCK -- 0.0%
HEALTH CARE -- 0.0%
       28 Inverness Medical Innovations, Inc. ............         3,429

Total Preferred Stock (Cost $3,970) ......................         3,429
                                                             -----------
MONEY MARKET FUND -- 1.1%
   58,486 PNC Institutional Money Market Trust,
           0.05% (A) .....................................        58,486

Total Money Market Fund (Cost $58,486) ...................        58,486
                                                             -----------
Total Investments-- 100.1%
(Cost $6,513,321) ........................................     5,430,860
Other Assets & Liabilities, Net-- (0.1)% .................        (7,286)
                                                             -----------
NET ASSETS-- 100.0% ......................................   $ 5,423,574
                                                             ===========


ADR -- American Depositary Receipt
PLC -- Public Limited Company
+ Non-income producing security.
(A) Rate shown is the 7-day effective yield as of December 31, 2008.

Wilshire Mutual Funds
Small Company Value Portfolio                                  December 31, 2008
Schedule of Investments



    SHARES                                                 VALUE
    ------                                                 -----

COMMON STOCK -- 99.2%

CONSUMER DISCRETIONARY -- 7.3%
      200 Aaron Rents, Inc. .........................   $      5,324
    1,400 Blockbuster, Inc., Class A + ..............          1,764
      500 Blue Nile, Inc. + .........................         12,245
    2,350 Bob Evans Farms, Inc. .....................         48,011
      700 Borders Group, Inc. .......................            280
    1,600 Build-A-Bear Workshop, Inc., Class A + ....          7,776
    2,700 Cache, Inc. + .............................          5,454
    1,100 Casual Male Retail Group, Inc. + ..........            572
    5,700 Cato Corp. (The), Class A .................         86,070
    3,700 Charlotte Russe Holding, Inc. + ...........         24,013
    5,000 Christopher & Banks Corp. .................         28,000
      200 Churchill Downs, Inc. .....................          8,084
      100 Cooper Tire & Rubber Co. ..................            616
      200 DeVry, Inc. ...............................         11,482
    1,600 Dress Barn, Inc. + ........................         17,184
      500 Finish Line (The), Class A ................          2,800
      700 Genesco, Inc. + ...........................         11,844
    8,000 Golfsmith International Holdings, Inc. + ..          5,600
    2,200 Gray Television, Inc. .....................            880
      400 Helen of Troy, Ltd. + .....................          6,944
    4,050 Hooker Furniture Corp. ....................         31,023
    2,400 HOT Topic, Inc. + .........................         22,248
      400 Iconix Brand Group, Inc. + ................          3,912
      250 Interactive Data Corp. ....................          6,165
    2,100 Jackson Hewitt Tax Service, Inc. ..........         32,949
      200 Jakks Pacific, Inc. + .....................          4,126
      400 Maidenform Brands, Inc. + .................          4,060
      900 Marvel Entertainment, Inc. + ..............         27,675
    1,200 Men's Wearhouse, Inc. (The) ...............         16,248
      200 Morningstar, Inc. + .......................          7,100
      600 NetFlix, Inc. + ...........................         17,934
    1,500 New York & Co., Inc. + ....................          3,480
      500 NutriSystem, Inc. .........................          7,295
    4,700 Pacific Sunwear of California + ...........          7,473
      405 Peet's Coffee & Tea, Inc. + ...............          9,416
      700 PetMed Express, Inc. + ....................         12,341
    1,200 Rent-A-Center, Inc., Class A + ............         21,180
    1,000 Sotheby's .................................          8,890
    1,700 Stage Stores, Inc. ........................         14,025
    1,541 Stamps.com, Inc. + ........................         15,148
      100 Strayer Education, Inc. ...................         21,441
    1,600 Systemax, Inc. ............................         17,232
    2,300 Tuesday Morning Corp. .....................          3,749
    5,900 Tween Brands, Inc. + ......................         25,488
      100 Wolverine World Wide, Inc. ................          2,104
                                                        ------------
                                                             627,645
                                                        ------------
CONSUMER STAPLES -- 3.2%
      400 Casey's General Stores, Inc. ..............          9,108
      100 Chattem, Inc. + ...........................          7,153
    5,500 Elizabeth Arden, Inc. + ...................         69,355
    1,500 Flowers Foods, Inc. .......................         36,540
    1,500 Prestige Brands Holdings, Inc. + ..........         15,825
      900 Ralcorp Holdings, Inc. + ..................         52,560
    3,227 Smithfield Foods, Inc. + ..................         45,404
      100 USANA Health Sciences, Inc. + .............          3,424
    1,300 WD-40 Co. .................................         36,777
                                                        ------------
                                                             276,146
                                                        ------------
ENERGY -- 4.9%
   10,400 Acergy SA ADR .............................         60,112
    5,775 Approach Resources, Inc. + ................         42,215
      762 Basic Energy Services, Inc. + .............          9,936
    2,200 Bill Barrett Corp. + ......................         46,486


    SHARES                                                 VALUE
    ------                                                 -----

ENERGY -- 4.9% (CONTINUED)
    1,400 Brigham Exploration Co. + .................   $      4,480
    1,400 Bristow Group, Inc. + .....................         37,506
      400 Callon Petroleum Co. + ....................          1,040
      300 Comstock Resources, Inc. + ................         14,175
    1,100 Delek US Holdings, Inc. ...................          5,819
    4,700 Denbury Resources, Inc. + .................         51,324
      200 Encore Acquisition Co. + ..................          5,104
      300 Energy XXI Bermuda, Ltd. ..................            237
      600 Gulfport Energy Corp. + ...................          2,370
      150 Hercules Offshore, Inc. + .................            713
      190 McMoRan Exploration Co. + .................          1,862
    7,816 Meridian Resource Corp. + .................          4,455
      100 Nordic American Tanker Shipping ...........          3,375
      369 PetroHawk Energy Corp. + ..................          5,768
    2,800 Petroquest Energy, Inc. + .................         18,928
      661 Precision Drilling Trust ..................          5,548
    1,100 Rosetta Resources, Inc. + .................          7,788
    2,000 TXCO Resources, Inc. + ....................          2,980
    6,039 Vaalco Energy, Inc. + .....................         44,930
    7,250 Warren Resources, Inc. + ..................         14,428
      800 World Fuel Services Corp. .................         29,600
                                                        ------------
                                                             421,179
                                                        ------------
FINANCIALS -- 39.6%
      534 Advanta Corp., Class B ....................          1,116
      600 Anchor Bancorp Wisconsin, Inc. ............          1,656
    3,981 Anworth Mortgage Asset Corp. ..............         25,598
    3,400 Aspen Insurance Holdings, Ltd. ............         82,450
    2,700 Assurant, Inc. ............................         81,000
    2,900 Bank Mutual Corp. .........................         33,466
      200 Bank of the Ozarks, Inc. ..................          5,928
    2,900 BioMed Realty Trust, Inc. .................         33,988
      800 Brookline Bancorp, Inc. ...................          8,520
      500 Calamos Asset Management, Inc., Class A ...          3,700
      200 Capitol Bancorp, Ltd. .....................          1,560
    2,400 CapLease, Inc. ............................          4,152
    1,900 Central Pacific Financial Corp. ...........         19,076
    2,500 Chemical Financial Corp. ..................         69,700
    2,486 Citizens Republic Bancorp, Inc. ...........          7,408
      800 Citizens, Inc. + ..........................          7,760
      500 City Bank .................................          2,600
      400 Cohen & Steers, Inc. ......................          4,396
    5,400 Colonial BancGroup, Inc. (The) ............         11,178
    3,200 Columbia Banking System, Inc. .............         38,176
    1,000 Community Bank System, Inc. ...............         24,390
    2,100 Delphi Financial Group, Inc., Class A .....         38,724
      100 East West Bancorp, Inc. ...................          1,597
    2,800 eHealth, Inc. + ...........................         37,184
      225 Enterprise Financial Services Corp. .......          3,429
    1,000 Entertainment Properties Trust ............         29,800
    4,757 Equity One, Inc. ..........................         84,199
    5,700 Extra Space Storage, Inc. .................         58,824
    1,900 FCStone Group, Inc. + .....................          8,417
    2,010 Financial Federal Corp. ...................         46,773
    1,100 First Bancorp .............................         12,254
      180 First Citizens BancShares, Inc., Class A ..         27,504
    4,500 First Commonwealth Financial Corp. ........         55,710
      760 First Community Bancshares, Inc. ..........         26,501
    6,800 First Financial Bancorp ...................         84,252
      637 First Financial Bankshares, Inc. ..........         35,169
    2,000 First Mercury Financial Corp. + ...........         28,520
      600 First Midwest Bancorp, Inc. ...............         11,982
    5,400 First Niagara Financial Group, Inc. .......         87,318
    1,200 Flagstar Bancorp, Inc. ....................            852
      800 Flushing Financial Corp. ..................          9,568
    3,500 FNB Corp. .................................         46,200

Wilshire Mutual Funds
Small Company Value Portfolio                                  December 31, 2008
Schedule of Investments



    SHARES                                                 VALUE
    ------                                                 -----

FINANCIALS -- 39.6% (CONTINUED)
    5,300 Forestar Group, Inc. + ....................   $     50,456
    4,200 Frontier Financial Corp. ..................         18,312
      435 GAMCO Investors, Inc., Class A ............         11,884
    1,100 Glacier Bancorp, Inc. .....................         20,922
    1,190 Hancock Holding Co. .......................         54,097
      174 Harleysville Group, Inc. ..................          6,043
    2,700 Hercules Technology Growth Capital, Inc. ..         21,384
    1,214 Highwoods Properties, Inc. ................         33,215
      400 Hilltop Holdings, Inc. + ..................          3,896
      800 Home Properties, Inc. .....................         32,480
    1,251 IBERIABANK Corp. ..........................         60,048
      261 Independent Bank Corp. ....................          6,828
    1,100 Infinity Property & Casualty ..............         51,403
   10,900 Inland Real Estate Corp. ..................        141,482
      818 Jones Lang LaSalle, Inc. ..................         22,659
    6,700 Kite Realty Group Trust ...................         37,252
    4,100 Knight Capital Group, Inc., Class A + .....         66,215
    1,900 LaBranche & Co., Inc. + ...................          9,101
    3,500 LaSalle Hotel Properties ..................         38,675
    2,865 LTC Properties, Inc. ......................         58,102
      400 Max Capital Group, Ltd. ...................          7,080
    4,100 MCG Capital Corp. .........................          2,911
    8,400 Meadowbrook Insurance Group, Inc. .........         54,096
      200 Medical Properties Trust, Inc. ............          1,262
      200 National Retail Properties, Inc. ..........          3,438
      700 Nationwide Health Properties, Inc. ........         20,104
      590 Navigators Group, Inc. + ..................         32,397
      716 NBT Bancorp, Inc. .........................         20,019
      100 NGP Capital Resources Co. .................            837
    4,355 Old National Bancorp ......................         79,087
      800 Pacific Capital Bancorp NA ................         13,504
    2,370 Pennsylvania Real Estate Investment Trust .         17,656
      200 Penson Worldwide, Inc. + ..................          1,524
      754 Phoenix Cos., Inc. (The) ..................          2,466
    1,200 Pico Holdings, Inc. + .....................         31,896
      100 Piper Jaffray + ...........................          3,976
    7,500 PMA Capital Corp., Class A + ..............         53,100
      300 ProAssurance Corp. + ......................         15,834
      800 Prospect Capital Corp. ....................          9,576
    1,622 Prosperity Bancshares, Inc. ...............         47,995
    1,200 Provident Bankshares Corp. ................         11,592
    1,300 Provident Financial Services, Inc. ........         19,890
      250 Ramco-Gershenson Properties Trust .........          1,545
      200 Realty Income Corp. .......................          4,630
    1,300 Reinsurance Group of America, Inc., Class A         55,666
      600 RLI Corp. .................................         36,696
    1,000 S&T Bancorp, Inc. .........................         35,500
    2,423 Safety Insurance Group, Inc. ..............         92,219
      400 SeaBright Insurance Holdings, Inc. + ......          4,696
    2,050 Selective Insurance Group .................         47,007
      100 Senior Housing Properties Trust ...........          1,792
    1,200 South Financial Group, Inc. (The) .........          5,184
      900 Sovran Self Storage, Inc. .................         32,400
    1,900 StanCorp Financial Group, Inc. ............         79,363
    3,300 Sterling Bancshares, Inc. .................         20,064
      815 Sterling Financial Corp. ..................          7,172
    1,100 Susquehanna Bancshares, Inc. ..............         17,501
      750 SVB Financial Group + .....................         19,673
    2,500 SWS Group, Inc. ...........................         47,375
    3,900 Tower Group, Inc. .........................        110,019
    7,500 Trustco Bank Corp. ........................         71,325
    4,900 UCBH Holdings, Inc. .......................         33,712
      600 UMB Financial Corp. .......................         29,484


    SHARES                                                 VALUE
    ------                                                 -----

FINANCIALS -- 39.6% (CONTINUED)
    2,277 Umpqua Holdings Corp. .....................   $     32,948
      700 Unifirst Corp. ............................         20,783
      100 United Bankshares, Inc. ...................          3,322
    2,721 United Community Banks, Inc. ..............         36,948
      200 United Fire & Casualty Co. ................          6,214
       34 W Holding Co., Inc. .......................            350
      600 Westamerica Bancorporation ................         30,690
    3,705 Wilshire Bancorp, Inc. ....................         33,641
      450 Wintrust Financial Corp. ..................          9,257
      650 WSFS Financial Corp. ......................         31,194
    2,250 Zenith National Insurance Corp. ...........         71,032
                                                        ------------
                                                           3,426,691
                                                        ------------
HEALTH CARE -- 9.0%
      400 Abaxis, Inc. + ............................          6,412
    2,100 Affymetrix, Inc. + ........................          6,279
    2,000 Albany Molecular Research, Inc. + .........         19,480
      500 American Medical Systems Holdings, Inc. + .          4,495
    2,466 Amsurg Corp., Class A + ...................         57,556
      100 Analogic Corp. ............................          2,728
    2,900 Angiodynamics, Inc. + .....................         39,701
      200 Arthrocare Corp. + ........................            954
      489 Bio-Rad Laboratories, Inc., Class A + .....         36,827
      100 Cantel Medical Corp. + ....................          1,467
    1,057 Chemed Corp. ..............................         42,037
      881 Conmed Corp. + ............................         21,091
      200 Cynosure, Inc., Class A + .................          1,826
    3,100 Cypress Bioscience, Inc. + ................         21,204
      700 Enzo Biochem, Inc. + ......................          3,423
      900 Hanger Orthopedic Group, Inc. + ...........         13,059
      700 ICU Medical, Inc. + .......................         23,198
      100 Immucor, Inc. + ...........................          2,658
    1,000 LHC Group, Inc. + .........................         36,000
    1,300 Magellan Health Services, Inc. + ..........         50,908
      800 Martek Biosciences Corp. ..................         24,248
    1,100 Medcath Corp. + ...........................         11,484
      300 Medical Action Industries, Inc. + .........          3,000
      700 Medicis Pharmaceutical Corp., Class A .....          9,730
      400 Meridian Bioscience, Inc. .................         10,188
    1,500 Merit Medical Systems, Inc. + .............         26,895
      100 Myriad Genetics, Inc. + ...................          6,626
    1,500 Nighthawk Radiology Holdings, Inc. + ......          7,290
    2,000 Obagi Medical Products, Inc. + ............         14,920
      700 Odyssey HealthCare, Inc. + ................          6,475
    1,900 OraSure Technologies, Inc. + ..............          6,992
    3,900 Palomar Medical Technologies, Inc. + ......         44,967
      100 Parexel International Corp. + .............            971
      800 RehabCare Group, Inc. + ...................         12,128
      600 Res-Care, Inc. + ..........................          9,012
    3,100 Salix Pharmaceuticals, Ltd. + .............         27,373
    5,000 Sepracor, Inc. + ..........................         54,900
    1,900 Skilled Healthcare Group, Inc., Class A + .         16,036
    1,200 Somanetics Corp. + ........................         19,812
      100 Symmetry Medical, Inc. + ..................            797
    4,400 Viropharma, Inc. + ........................         57,288
    1,000 Zoll Medical Corp. + ......................         18,890
                                                        ------------
                                                             781,325
                                                        ------------
INDUSTRIALS -- 15.6%
    1,550 Acuity Brands, Inc. .......................         54,111
    6,400 Advanced Battery Technologies, Inc. + .....         17,024
    1,400 Aircastle, Ltd. ...........................          6,692
    3,300 Albany International Corp., Class A .......         42,372
      829 AO Smith Corp. ............................         24,472
    1,100 Arkansas Best Corp. .......................         33,121

Wilshire Mutual Funds
Small Company Value Portfolio                                  December 31, 2008
Schedule of Investments



    SHARES                                                 VALUE
    ------                                                 -----

INDUSTRIALS -- 15.6% (CONTINUED)
    3,800 Belden, Inc. ..............................   $     79,344
      644 Blount International, Inc. + ..............          6,105
      300 Brady Corp., Class A ......................          7,185
    2,114 Briggs & Stratton Corp. ...................         37,185
      516 Cascade Corp. .............................         15,408
    6,069 CBIZ, Inc. + ..............................         52,497
    1,400 CDI Corp. .................................         18,116
      500 Ceradyne, Inc. + ..........................         10,155
    1,000 China Fire & Security Group, Inc. + .......          6,810
      500 Columbus McKinnon Corp. + .................          6,825
    2,798 Corrections Corp. of America + ............         45,775
      200 Cubic Corp. ...............................          5,440
    1,900 Dycom Industries, Inc. + ..................         15,618
    1,100 Ennis, Inc. ...............................         13,321
      500 EnPro Industries, Inc. + ..................         10,770
      200 Forward Air Corp. .........................          4,854
      640 FTI Consulting, Inc. + ....................         28,595
      180 G&K Services, Inc., Class A ...............          3,640
      350 Gardner Denver, Inc. + ....................          8,169
    2,400 General Cable Corp. + .....................         42,456
    3,950 Gibraltar Industries, Inc. ................         47,163
    8,800 Griffon Corp. + ...........................         82,104
      800 Heartland Express, Inc. ...................         12,608
      200 Heidrick & Struggles International, Inc. ..          4,308
    1,400 Kadant, Inc. + ............................         18,872
      372 Kaman Corp. ...............................          6,744
    1,850 Kennametal, Inc. ..........................         41,052
      600 Korn/Ferry International + ................          6,852
      350 Ladish Co., Inc. + ........................          4,847
    1,000 Lincoln Electric Holdings, Inc. ...........         50,930
    1,100 Lydall, Inc. + ............................          6,325
    4,350 Marten Transport, Ltd. + ..................         82,476
    4,300 Mine Safety Appliances Co. ................        102,813
    1,000 Mueller Water Products, Inc., Class A .....          8,400
      600 Old Dominion Freight Line, Inc. + .........         17,076
      750 Otter Tail Corp. ..........................         17,498
    1,000 RBC Bearings, Inc. + ......................         20,280
      900 Regal-Beloit Corp. ........................         34,191
      100 Robbins & Myers, Inc. .....................          1,617
    1,150 Rollins, Inc. .............................         20,792
    4,100 Sauer-Danfoss, Inc. .......................         35,875
    1,700 Standard Register Co. (The) ...............         15,181
    1,600 Tredegar Corp. ............................         29,088
      400 Viad Corp. ................................          9,896
      250 Wabtec Corp. ..............................          9,937
      400 Waste Connections, Inc. + .................         12,628
      600 Watson Wyatt Worldwide, Inc., Class A .....         28,692
    1,700 Werner Enterprises, Inc. ..................         29,478
                                                        ------------
                                                           1,353,783
                                                        ------------
INFORMATION TECHNOLOGY -- 8.8%
      100 Acme Packet, Inc. + .......................            526
    4,569 Actel Corp. + .............................         53,549
    2,300 Acxiom Corp. ..............................         18,653
    1,500 Advanced Energy Industries, Inc. + ........         14,925
      550 Anixter International, Inc. + .............         16,566
      333 Arris Group, Inc. + .......................          2,647
    2,800 Avocent Corp. + ...........................         50,148
      100 BigBand Networks, Inc. + ..................            552
   13,300 Brocade Communications Systems, Inc. + ....         37,240
      642 Checkpoint Systems, Inc. + ................          6,317
    3,900 Cirrus Logic, Inc. + ......................         10,452
    1,000 Cogent, Inc. + ............................         13,570
      400 Cognex Corp. ..............................          5,920
    3,800 Cogo Group, Inc. + ........................         18,468
    3,630 CTS Corp. .................................         20,001


    SHARES                                                 VALUE
    ------                                                 -----

INFORMATION TECHNOLOGY -- 8.8% (CONTINUED)
    1,200 Digi International, Inc. + ................   $      9,732
      799 Electronics for Imaging, Inc. + ...........          7,639
      200 EMS Technologies, Inc. + ..................          5,174
    1,500 ExlService Holdings, Inc. + ...............         12,855
      600 Flir Systems, Inc. + ......................         18,408
      260 Imation Corp. .............................          3,528
      600 Integral Systems, Inc. + ..................          7,230
      300 IXYS Corp. ................................          2,478
   10,100 Keithley Instruments, Inc. ................         36,865
    3,200 LoopNet, Inc. + ...........................         21,824
    1,254 Marchex, Inc., Class B ....................          7,311
    5,900 Mattson Technology, Inc. + ................          8,319
    5,400 Methode Electronics, Inc. .................         36,396
    1,900 Micrel, Inc. ..............................         13,889
    1,200 MIPS Technologies, Inc., Class A + ........          1,332
      200 MTS Systems Corp. .........................          5,328
      844 Multi-Fineline Electronix, Inc. + .........          9,867
    1,300 Neutral Tandem, Inc. + ....................         21,086
    1,000 Omnivision Technologies, Inc. + ...........          5,250
      700 Perficient, Inc. + ........................          3,346
    1,910 Phoenix Technologies, Ltd. + ..............          6,685
    2,000 Rogers Corp. + ............................         55,540
      424 Rudolph Technologies, Inc. + ..............          1,497
    9,300 Sanmina-SCI Corp. + .......................          4,371
    1,600 Scansource, Inc. + ........................         30,832
      473 Silicon Storage Technology, Inc. + ........          1,083
    3,436 Standard Microsystems Corp. + .............         56,144
    1,400 Sybase, Inc. + ............................         34,678
      424 Symyx Technologies + ......................          2,518
      700 Synchronoss Technologies, Inc. + ..........          7,462
    6,800 TIBCO Software, Inc. + ....................         35,292
    1,840 United Online, Inc. .......................         11,169
      300 VASCO Data Security International, Inc. + .          3,099
        8 Zoran Corp. + .............................             54
                                                        ------------
                                                             757,815
                                                        ------------
MATERIALS -- 5.1%
    1,150 Aptargroup, Inc. ..........................         40,526
      918 Arch Chemicals, Inc. ......................         23,932
      100 Brush Engineered Materials, Inc. + ........          1,272
    4,900 Buckeye Technologies, Inc. + ..............         17,836
    2,600 Century Aluminum Co. + ....................         26,000
      650 CF Industries Holdings, Inc. ..............         31,954
    1,900 Coeur d'Alene Mines Corp. + ...............          1,672
   13,800 Domtar Corp. + ............................         23,046
    1,900 Ferro Corp. ...............................         13,395
    1,690 HB Fuller Co. .............................         27,226
      200 Innospec, Inc. ............................          1,178
    1,600 Myers Industries, Inc. ....................         12,800
    1,400 Packaging Corp of America .................         18,844
      600 RTI International Metals, Inc. + ..........          8,586
    6,950 Temple-Inland, Inc. .......................         33,360
    6,900 Wausau Paper Corp. ........................         78,936
    9,900 Yamana Gold, Inc. .........................         76,428
                                                        ------------
                                                             436,991
                                                        ------------
TELECOMMUNICATION SERVICES -- 1.0%
    8,770 Cincinnati Bell, Inc. + ...................         16,926
    1,500 Fairpoint Communications, Inc. ............          4,920
    3,397 FiberTower Corp. + ........................            543
      900 General Communication, Inc., Class A + ....          7,281
    2,300 Iowa Telecommunications Services, Inc. ....         32,844
      550 tw telecom, Inc., Class A + ...............          4,659
    1,900 USA Mobility, Inc. ........................         21,983
                                                        ------------
                                                              89,156
                                                        ------------

Wilshire Mutual Funds
Small Company Value Portfolio                                  December 31, 2008
Schedule of Investments



    SHARES                                                 VALUE
    ------                                                 -----

UTILITIES -- 4.7%
    1,250 Allete, Inc. ..............................   $     40,338
    3,117 Black Hills Corp. .........................         84,034
    1,400 El Paso Electric Co. + ....................         25,326
      800 Nicor, Inc. ...............................         27,792
    1,374 Northwest Natural Gas Co. .................         60,772
    3,050 NorthWestern Corp. ........................         71,583
      800 Piedmont Natural Gas Co. ..................         25,336
    1,070 PNM Resources, Inc. .......................         10,786
      400 Portland General Electric Co. .............          7,788
    1,950 Unisource Energy Corp. ....................         57,252
                                                        ------------
                                                             411,007
                                                        ------------
Total Common Stock (Cost $10,436,075)                      8,581,738
                                                        ------------

MONEY MARKET FUND -- 0.6%
   52,866 PNC Institutional Money Market Trust,
           0.05% (A) ...............................          52,866

Total Money Market Fund (Cost $52,866)                        52,866
                                                        ------------
Total Investments-- 99.8%
(Cost $10,488,941)                                         8,634,604
Other Assets & Liabilities, Net-- 0.2%                        17,193
                                                        ------------
NET ASSETS-- 100.0%                                     $  8,651,797
                                                        ============


(A) -- Rate shown is the 7-day effective yield as of December 31, 2008. ADR -- American Depositary Receipt
  + -- Non-income producing security.

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                  December 31, 2008
Schedule of Investments



   SHARES                                                   VALUE
   ------                                                   -----

COMMON STOCK -- 102.1%

CONSUMER DISCRETIONARY -- 8.9%
      300 1-800-FLOWERS.COM, Inc., Class A + ........... $      1,146
      200 4Kids Entertainment, Inc. + ..................          392
    3,600 99 Cents Only Stores + .......................       39,348
      250 Aaron Rents, Inc. ............................        6,655
      900 Abercrombie & Fitch Co., Class A .............       20,763
      300 Acme United Corp. ............................        2,130
      200 Advance Auto Parts, Inc. .....................        6,730
      825 Aeropostale, Inc. + ..........................       13,282
      100 AFC Enterprises, Inc. + ......................          469
       90 AH Belo Corp., Class A .......................          196
      200 Aldila, Inc. .................................          474
    5,050 Amazon.com, Inc. + ...........................      258,964
      400 Ambassadors Group, Inc. ......................        3,680
      500 Ambassadors International, Inc. + ............          365
    1,000 American Apparel, Inc. + .....................        1,990
      800 American Axle & Manufacturing Holdings, Inc. .        2,312
    5,125 American Eagle Outfitters, Inc. ..............       47,970
      450 American Greetings Corp., Class A ............        3,407
      700 America's Car-Mart, Inc. + ...................        9,667
      450 Ameristar Casinos, Inc. ......................        3,888
      964 AnnTaylor Stores Corp. + .....................        5,562
    1,550 Apollo Group, Inc., Class A + ................      118,761
      550 ArvinMeritor, Inc. ...........................        1,567
      200 Ascent Media Corp., Class A + ................        4,368
      100 ATC Technology Corp. + .......................        1,463
    2,250 AutoNation, Inc. + ...........................       22,230
    1,300 Bally Technologies, Inc. + ...................       31,239
    1,000 Beazer Homes USA, Inc. + .....................        1,580
    2,400 Bebe Stores, Inc. ............................       17,928
    4,125 Bed Bath & Beyond, Inc. + ....................      104,858
      950 Belo Corp., Class A ..........................        1,482
    5,800 Best Buy Co., Inc. ...........................      163,038
      200 Big 5 Sporting Goods Corp. ...................        1,042
    3,200 Big Lots, Inc. + .............................       46,368
      600 Black & Decker Corp. .........................       25,086
      600 Blockbuster, Inc., Class A + .................          756
       50 Blue Nile, Inc. + ............................        1,224
      300 Bluegreen Corp. + ............................          939
       50 Blyth, Inc. ..................................          392
      400 Bon-Ton Stores, Inc. (The) ...................          412
      100 Books-A-Million, Inc., Class A ...............          255
      400 Borders Group, Inc. ..........................          160
    1,280 BorgWarner, Inc. .............................       27,866
      500 Boyd Gaming Corp. ............................        2,365
    3,375 Brinker International, Inc. ..................       35,572
      450 Brink's Home Security Holdings, Inc. + .......        9,864
    1,000 Brookfield Homes Corp. .......................        4,320
      500 Brunswick Corp. ..............................        2,105
    2,800 Burger King Holdings, Inc. ...................       66,864
    1,000 Cabela's, Inc. + .............................        5,830
    3,525 Cablevision Systems Corp., Class A ...........       59,361
      200 Cache, Inc. + ................................          404
      400 California Coastal Communities, Inc. + .......          200
      375 California Pizza Kitchen, Inc. + .............        4,020
      500 Callaway Golf Co. ............................        4,645
    2,850 Career Education Corp. + .....................       51,129
      400 Caribou Coffee Co., Inc. + ...................          544
    2,955 Carmax, Inc. + ...............................       23,285
    7,600 Carnival Corp. ...............................      184,832
      550 Carter's, Inc. + .............................       10,593
   10,237 CBS Corp., Class B ...........................       83,841
    4,400 Centex Corp. .................................       46,816
      300 Champion Enterprises, Inc. + .................          168
      362 Charles & Colvard, Ltd. + ....................           72


   SHARES                                                   VALUE
   ------                                                   -----

CONSUMER DISCRETIONARY -- 8.9% (CONTINUED)
       50 Charming Shoppes, Inc. + ..................... $        122
      650 Chico's FAS, Inc. + ..........................        2,717
      800 Cinemark Holdings, Inc. ......................        5,944
    3,975 Circuit City Stores, Inc. ....................          517
      299 Citadel Broadcasting Corp. + .................           48
       50 Citi Trends, Inc. + ..........................          736
      200 CKE Restaurants, Inc. ........................        1,736
      700 CKX, Inc. + ..................................        2,569
    1,000 Clear Channel Outdoor Holdings, Inc.,
            Class A + ..................................        6,150
    5,600 Coach, Inc. + ................................      116,312
      600 Coachmen Industries, Inc. + ..................        1,104
      100 Cobra Electronics Corp. ......................          105
      650 Coldwater Creek, Inc. + ......................        1,852
      550 Collective Brands, Inc. + ....................        6,446
      110 Collectors Universe ..........................          322
   43,683 Comcast Corp. Special, Class A ...............      737,369
      200 Comstock Homebuilding, Inc., Class A + .......           38
      500 Conn's, Inc. + ...............................        4,240
    2,500 Cooper Tire & Rubber Co. .....................       15,400
      850 Corinthian Colleges, Inc. + ..................       13,914
      100 Cox Radio, Inc., Class A .....................          601
      200 CROCS, Inc. + ................................          248
      200 Crown Media Holdings, Inc., Class A + ........          570
       50 CSS Industries, Inc. .........................          887
      300 Cumulus Media, Inc., Class A + ...............          747
    1,000 Dana Holding Corp. + .........................          740
    1,500 Darden Restaurants, Inc. .....................       42,270
       50 Deckers Outdoor Corp. + ......................        3,994
      200 DEI Holdings, Inc. + .........................           80
      100 Design Within Reach, Inc. + ..................           68
    1,675 DeVry, Inc. ..................................       96,162
    1,800 Dick's Sporting Goods, Inc. + ................       25,398
      100 Dillard's, Inc., Class A .....................          397
    9,977 DIRECTV Group, Inc. (The) + ..................      228,573
    3,500 Discovery Communications, Inc., Class A + ....       49,560
    5,525 DISH Network Corp., Class A + ................       61,272
      100 Dixie Group, Inc. + ..........................          153
    1,250 Dollar Tree, Inc. + ..........................       52,250
      850 Domino's Pizza, Inc. + .......................        4,004
      650 Dover Downs Gaming & Entertainment, Inc. .....        2,067
    4,823 DR Horton, Inc. ..............................       34,099
    1,500 DreamWorks Animation SKG, Inc., Class A + ....       37,890
    6,225 Eastman Kodak Co. ............................       40,960
      219 Emmis Communications Corp., Class A + ........           77
      300 Empire Resorts, Inc. + .......................          327
      250 Entercom Communications Corp., Class A .......          308
      100 Entravision Communications Corp., Class A + ..          156
      366 EW Scripps Co., Class A ......................          809
      600 Exide Technologies + .........................        3,174
    3,315 Expedia, Inc. + ..............................       27,316
    2,900 Family Dollar Stores, Inc. ...................       75,603
      200 Famous Dave's of America, Inc. + .............          580
      100 Finish Line (The), Class A ...................          560
      400 Fleetwood Enterprises, Inc. + ................           40
    2,900 Foot Locker, Inc. ............................       21,286
   30,885 Ford Motor Co. + .............................       70,726
    3,000 Fortune Brands, Inc. .........................      123,840
      300 Forward Industries, Inc. + ...................          669
      200 Fred's, Inc., Class A ........................        2,152
      200 Furniture Brands International, Inc. .........          442
      600 Gaiam, Inc., Class A + .......................        2,772

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                  December 31, 2008
Schedule of Investments



   SHARES                                                   VALUE
   ------                                                   -----

CONSUMER DISCRETIONARY -- 8.9% (CONTINUED)
    1,725 GameStop Corp., Class A + .................... $     37,364
      600 Gaming Partners International Corp. + ........        3,078
    1,900 Gannett Co., Inc. ............................       15,200
    7,150 Gap, Inc. (The) ..............................       95,739
    2,625 Garmin, Ltd. .................................       50,321
      300 Gaylord Entertainment Co. + ..................        3,252
    6,620 General Motors Corp. .........................       21,184
    2,810 Gentex Corp. .................................       24,812
    3,200 Genuine Parts Co. ............................      121,152
    5,375 Goodyear Tire & Rubber Co. (The) + ...........       32,089
    1,000 Gray Television, Inc. ........................          400
      300 Great Wolf Resorts, Inc. + ...................          462
    3,900 Guess?, Inc. .................................       59,865
    6,160 H&R Block, Inc. ..............................      139,955
      100 Handleman Co. + ..............................           16
      196 Hanesbrands, Inc. + ..........................        2,499
    3,975 Harley-Davidson, Inc. ........................       67,456
    1,600 Harman International Industries, Inc. ........       26,768
    1,000 Harte-Hanks, Inc. ............................        6,240
    1,900 Hasbro, Inc. .................................       55,423
    2,000 Hearst-Argyle Television, Inc., Class A ......       12,120
      200 Hibbett Sports, Inc. + .......................        3,142
      300 Hillenbrand, Inc. ............................        5,004
   26,950 Home Depot, Inc. (The) .......................      620,389
      200 Hooker Furniture Corp. .......................        1,532
      100 HOT Topic, Inc. + ............................          927
    1,000 Hovnanian Enterprises, Inc., Class A + .......        1,720
       43 HSN, Inc. + ..................................          313
      450 Iconix Brand Group, Inc. + ...................        4,401
    1,399 Idearc, Inc. .................................          119
      100 Infosonics Corp. + ...........................           25
    4,450 International Game Technology ................       52,910
      237 International Speedway Corp., Class A ........        6,809
    7,792 Interpublic Group of Cos., Inc. + ............       30,856
       43 Interval Leisure Group, Inc. + ...............          232
    3,692 J.C. Penney Co., Inc. ........................       72,733
      775 Jackson Hewitt Tax Service, Inc. .............       12,160
    3,624 Jarden Corp. + ...............................       41,676
      300 John Wiley & Sons, Inc., Class A .............       10,674
    9,550 Johnson Controls, Inc. .......................      173,428
      378 Jones Apparel Group, Inc. ....................        2,215
    3,000 JOS A Bank Clothiers, Inc. + .................       78,450
      600 Journal Communications, Inc., Class A ........        1,470
      900 Journal Register Co. .........................            3
      700 KB Home ......................................        9,534
    2,200 Kenneth Cole Productions, Inc., Class A ......       15,576
       50 Knology, Inc. + ..............................          258
    4,500 Kohl's Corp. + ...............................      162,900
      300 Krispy Kreme Doughnuts, Inc. + ...............          504
      550 K-Swiss, Inc., Class A .......................        6,270
      200 Lakes Entertainment, Inc. + ..................          794
      500 Lamar Advertising Co., Class A + .............        6,280
    3,800 Las Vegas Sands Corp. + ......................       22,534
      200 La-Z-Boy, Inc., Class Z ......................          434
      100 Leapfrog Enterprises, Inc., Class A + ........          350
      450 Lear Corp. + .................................          634
      500 Learning Tree International, Inc. + ..........        4,260
      750 Lee Enterprises, Inc. ........................          308
    3,910 Leggett & Platt, Inc. ........................       59,393
    4,700 Lennar Corp., Class A ........................       40,749
      500 Lenox Group, Inc. + ..........................            4
    1,000 Libbey, Inc. .................................        1,250
    5,751 Liberty Global, Inc., Class A + ..............       91,556
    2,035 Liberty Media Corp. - Capital, Ser A + .......        9,585
    8,590 Liberty Media Corp. - Entertainment, Ser A + .      150,153


   SHARES                                                   VALUE
   ------                                                   -----

CONSUMER DISCRETIONARY -- 8.9% (CONTINUED)
    7,075 Liberty Media Corp. - Interactive,
            Class A + .................................. $     22,074
    2,000 Life Time Fitness, Inc. + ....................       25,900
      700 Lifetime Brands, Inc. ........................        2,478
      200 LIN TV Corp., Class A + ......................          218
      200 Lincoln Educational Services Corp. + .........        2,650
      898 Live Nation, Inc. + ..........................        5,155
      800 Liz Claiborne, Inc. ..........................        2,080
    2,800 LKQ Corp. + ..................................       32,648
      900 Lodgian, Inc. + ..............................        1,917
   23,981 Lowe's Cos., Inc. ............................      516,071
    5,340 Ltd. Brands, Inc. ............................       53,614
    2,000 Lumber Liquidators, Inc. + ...................       21,120
    2,600 M/I Homes, Inc. ..............................       27,404
    6,998 Macy's, Inc. .................................       72,429
      100 Marcus Corp. .................................        1,623
      700 Marine Products Corp. ........................        3,934
    4,925 Marriott International, Inc., Class A ........       95,791
      400 Martha Stewart Living Omnimedia, Class A + ...        1,040
      400 Marvel Entertainment, Inc. + .................       12,300
    6,230 Mattel, Inc. .................................       99,680
      100 Matthews International Corp., Class A ........        3,668
      496 McClatchy Co., Class A .......................          397
   19,400 McDonald's Corp. .............................    1,206,486
    5,100 McGraw-Hill Cos., Inc. (The) .................      118,269
      371 MDC Holdings, Inc. ...........................       11,241
      500 Media General, Inc., Class A .................          875
      467 Mediacom Communications Corp., Class A + .....        2,008
    1,029 Men's Wearhouse, Inc. (The) ..................       13,933
      900 MGM Mirage + .................................       12,384
      677 Mohawk Industries, Inc. + ....................       29,091
      100 Monarch Casino & Resort, Inc. + ..............        1,165
      150 Morgans Hotel Group Co. + ....................          699
      300 Morton's Restaurant Group, Inc. + ............          858
      700 MTR Gaming Group, Inc. + .....................        1,176
      591 Multimedia Games, Inc. + .....................        1,407
       50 Nautilus, Inc. + .............................          111
      100 Navarre Corp. + ..............................           40
      900 New York & Co., Inc. + .......................        2,088
    4,600 New York Times Co., Class A ..................       33,718
    7,426 Newell Rubbermaid, Inc. ......................       72,626
   36,538 News Corp., Class A ..........................      332,130
      200 NexCen Brands, Inc. + ........................           22
      200 Nexstar Broadcasting Group, Inc., Class A + ..          102
    3,950 Nike, Inc., Class B ..........................      201,450
      400 Nitches, Inc. + ..............................           80
      700 Noble International, Ltd. ....................          308
    4,800 Nordstrom, Inc. ..............................       63,888
    3,000 NutriSystem, Inc. ............................       43,770
    2,525 Office Depot, Inc. + .........................        7,525
      100 OfficeMax, Inc. ..............................          764
    6,000 Omnicom Group, Inc. ..........................      161,520
      400 Orbitz Worldwide, Inc. + .....................        1,552
    2,560 O'Reilly Automotive, Inc. + ..................       78,694
      650 Orleans Homebuilders, Inc. ...................          767
      500 Outdoor Channel Holdings, Inc. + .............        3,745
      300 Overstock.com, Inc. + ........................        3,234
       50 Oxford Industries, Inc. ......................          438
      200 Pacific Sunwear of California + ..............          318
      600 Palm Harbor Homes, Inc. + ....................        2,988
      400 PC Mall, Inc. + ..............................        1,604
    2,500 Penn National Gaming, Inc. + .................       53,450
    2,500 Penske Auto Group, Inc. ......................       19,200
    2,300 Perry Ellis International, Inc. + ............       14,582

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                  December 31, 2008
Schedule of Investments



   SHARES                                                   VALUE
   ------                                                   -----

CONSUMER DISCRETIONARY -- 8.9% (CONTINUED)
    1,750 PetSmart, Inc. ............................... $     32,287
      100 Pier 1 Imports, Inc. + .......................           37
      500 Pinnacle Entertainment, Inc. + ...............        3,840
      565 Playboy Enterprises, Inc., Class B + .........        1,220
    1,000 Polaris Industries, Inc. .....................       28,650
    1,400 Polo Ralph Lauren Corp., Class A .............       63,574
      275 Premier Exhibitions, Inc. + ..................          302
    3,000 Pre-Paid Legal Services, Inc. + ..............      111,870
    1,000 Primedia, Inc. ...............................        2,170
      100 Princeton Review, Inc. + .....................          493
       94 Proliance International, Inc. + ..............           34
    3,775 Pulte Homes, Inc. ............................       41,261
       50 Quiksilver, Inc. + ...........................           92
      850 RadioShack Corp. .............................       10,149
      100 RCN Corp. + ..................................          590
      200 Regis Corp. ..................................        2,906
      250 Rent-A-Center, Inc., Class A + ...............        4,412
      100 Retail Ventures, Inc. + ......................          347
       41 RH Donnelley Corp. + .........................           15
    2,500 Rick's Cabaret International, Inc. + .........        9,975
      500 Riviera Holdings Corp. + .....................        1,500
      100 Rocky Brands, Inc. + .........................          395
    1,950 Ross Stores, Inc. ............................       57,973
    1,625 Royal Caribbean Cruises, Ltd. ................       22,344
      500 Ruby Tuesday, Inc. + .........................          780
      200 Russ Berrie & Co., Inc. + ....................          594
    1,300 Ryland Group, Inc. ...........................       22,971
    3,600 Saks, Inc. + .................................       15,768
      100 Salem Communications Corp., Class A + ........           75
    2,450 Sally Beauty Holdings, Inc. + ................       13,941
      600 Scientific Games Corp., Class A + ............       10,524
    1,100 Scripps Networks Interactive, Inc., Class A ..       24,200
      200 Sealy Corp. ..................................          502
    4,025 Sears Holdings Corp. + .......................      156,452
      188 Select Comfort Corp. + .......................           47
    4,775 Service Corp. International ..................       23,732
    2,300 Sherwin-Williams Co. (The) ...................      137,425
      400 Shoe Carnival, Inc. + ........................        3,820
      100 Shuffle Master, Inc. + .......................          496
    1,876 Signet Jewelers, Ltd. ........................       16,265
      900 Sinclair Broadcast Group, Inc., Class A ......        2,790
   37,175 Sirius XM Radio, Inc. + ......................        4,461
      600 Six Flags, Inc. + ............................          186
    2,000 Skechers U.S.A., Inc., Class A + .............       25,640
    1,425 Snap-On, Inc. ................................       56,117
    1,000 Sonic Automotive, Inc., Class A ..............        3,980
    3,400 Sonic Corp. + ................................       41,378
      603 Sotheby's ....................................        5,361
      200 Source Interlink, Inc. + .....................           27
      200 Spanish Broadcasting System, Inc., Class A + .           19
       75 Spartan Motors, Inc. .........................          355
      400 Speedway Motorsports, Inc. ...................        6,444
      100 Stage Stores, Inc. ...........................          825
      200 Stanley Furniture Co., Inc. ..................        1,584
      700 Stanley Works (The) ..........................       23,870
   11,375 Staples, Inc. ................................      203,840
   10,700 Starbucks Corp. + ............................      101,222
    2,373 Starwood Hotels & Resorts Worldwide, Inc. ....       42,477
       50 Steak N Shake Co. (The) + ....................          297
      100 Steinway Musical Instruments + ...............        1,751
      900 Stewart Enterprises, Inc., Class A ...........        2,709
      150 Superior Industries International, Inc. ......        1,578
    1,300 Syms Corp. + .................................       11,544
      300 Talbots, Inc. ................................          717


   SHARES                                                   VALUE
   ------                                                   -----

CONSUMER DISCRETIONARY -- 8.9% (CONTINUED)
   12,800 Target Corp. ................................. $    441,984
      729 Tarragon Corp. + .............................           58
      450 Tenneco, Inc. + ..............................        1,328
    1,000 Texas Roadhouse, Inc., Class A + .............        7,750
      700 thinkorswim Group, Inc. + ....................        3,934
       43 Ticketmaster Entertainment, Inc. + ...........          276
    2,500 Tiffany & Co. ................................       59,075
      400 Timberland Co., Class A + ....................        4,620
    2,225 Time Warner Cable, Inc., Class A + ...........       47,726
   61,074 Time Warner, Inc. ............................      614,404
    7,500 TJX Cos., Inc. ...............................      154,275
    1,600 Toll Brothers, Inc. + ........................       34,288
      637 TOUSA, Inc. ..................................           12
      200 Trans World Entertainment + ..................          262
      100 TravelCenters of America LLC + ...............          240
    1,000 TRW Automotive Holdings Corp. + ..............        3,600
      200 Tuesday Morning Corp. ........................          326
      750 Tupperware Brands Corp. ......................       17,025
      500 Ulta Salon Cosmetics & Fragrance, Inc. + .....        4,140
      200 Universal Electronics, Inc. + ................        3,244
    1,000 Urban Outfitters, Inc. + .....................       14,980
      200 Value Line, Inc. .............................        6,904
      300 Valuevision Media, Inc., Class A + ...........           99
      950 VF Corp. .....................................       52,032
    9,237 Viacom, Inc., Class B + ......................      176,057
    4,625 Virgin Media Inc. ............................       23,079
       50 Visteon Corp. + ..............................           17
      591 WABCO Holdings, Inc. .........................        9,332
      600 Walking Co. Holdings, Inc. (The) + ...........        1,200
   28,220 Walt Disney Co. (The) ........................      640,312
      100 Warnaco Group, Inc. (The) + ..................        1,963
      150 Warner Music Group Corp. .....................          453
      650 WCI Communities, Inc. + ......................           25
      296 Weight Watchers International, Inc. ..........        8,708
    2,400 Wendy's/Arby's Group, Inc., Class A ..........       11,856
      900 Westwood One, Inc. + .........................           50
    1,872 Whirlpool Corp. ..............................       77,407
    3,100 Williams-Sonoma, Inc. ........................       24,366
      500 Winnebago Industries .........................        3,015
    1,300 WMS Industries, Inc. + .......................       34,970
      400 Wolverine World Wide, Inc. ...................        8,416
      100 World Wrestling Entertainment, Inc., Class A .        1,108
      100 WorldSpace, Inc., Class A + ..................            1
      795 WPT Enterprises, Inc. + ......................          342
    5,485 Wyndham Worldwide Corp. ......................       35,927
      700 Wynn Resorts, Ltd. + .........................       29,582
      100 Young Broadcasting, Inc., Class A + ..........            3
    8,950 Yum! Brands, Inc. ............................      281,925
                                                         ------------
                                                           13,721,004
                                                         ------------
CONSUMER STAPLES -- 11.5%
      200 Alico, Inc. ..................................        8,198
   33,075 Altria Group, Inc. ...........................      498,109
       50 Andersons, Inc. (The) ........................          824
   10,186 Archer-Daniels-Midland Co. ...................      293,662
    6,750 Avon Products, Inc. ..........................      162,203
      300 Bare Escentuals, Inc. + ......................        1,569
      700 BJ's Wholesale Club, Inc. + ..................       23,982
    1,000 Brown-Forman Corp., Class B ..................       51,490
    2,300 Bunge, Ltd. ..................................      119,071
    3,000 Cal-Maine Foods, Inc. ........................       86,100
    4,475 Campbell Soup Co. ............................      134,295
    1,500 Casey's General Stores, Inc. .................       34,155
    1,050 Church & Dwight Co., Inc. ....................       58,926
    2,200 Clorox Co. ...................................      122,232
   36,020 Coca-Cola Co. (The) ..........................    1,630,625

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                  December 31, 2008
Schedule of Investments



   SHARES                                                   VALUE
   ------                                                   -----

CONSUMER STAPLES -- 11.5% (CONTINUED)
    4,920 Coca-Cola Enterprises, Inc. .................. $     59,188
    9,380 Colgate-Palmolive Co. ........................      642,905
    6,673 ConAgra Foods, Inc. ..........................      110,104
    2,550 Constellation Brands, Inc., Class A + ........       40,213
      800 Corn Products International, Inc. ............       23,080
    7,550 Costco Wholesale Corp. .......................      396,375
   23,142 CVS/Caremark Corp. ...........................      665,101
      650 Darling International, Inc. + ................        3,569
    1,734 Dean Foods Co. + .............................       31,160
    6,205 Del Monte Foods Co. ..........................       44,304
    3,900 Dr. Pepper Snapple Group, Inc. + .............       63,375
    1,300 Energizer Holdings, Inc. + ...................       70,382
    1,100 Estee Lauder Cos., Inc. (The), Class A .......       34,056
    4,325 Flowers Foods, Inc. ..........................      105,357
    5,000 General Mills, Inc. ..........................      303,750
      300 Great Atlantic & Pacific Tea Co. + ...........        1,881
    3,200 Hershey Co. (The) ............................      111,168
    6,150 HJ Heinz Co. .................................      231,240
      850 Hormel Foods Corp. ...........................       26,418
       50 Ingles Markets, Inc., Class A ................          879
    1,000 Inter Parfums, Inc. ..........................        7,680
       50 J&J Snack Foods Corp. ........................        1,794
    1,400 JM Smucker Co. (The) .........................       60,704
    4,550 Kellogg Co. ..................................      199,517
    5,574 Kimberly-Clark Corp. .........................      293,973
   20,571 Kraft Foods, Inc., Class A ...................      552,331
   11,025 Kroger Co. (The) .............................      291,170
    3,925 Lorillard, Inc. ..............................      221,174
      700 Mannatech, Inc. ..............................        1,715
    1,650 McCormick & Co., Inc. ........................       52,569
      200 MGP Ingredients, Inc. ........................          134
    2,200 Molson Coors Brewing Co., Class B ............      107,624
      600 National Beverage Corp. + ....................        5,400
      100 Natural Health Trends Corp. + ................           30
      650 NBTY, Inc. + .................................       10,172
    1,970 Pepsi Bottling Group, Inc. ...................       44,345
   24,040 PepsiCo, Inc. ................................    1,316,671
   33,125 Philip Morris International, Inc. ............    1,441,269
    2,200 Prestige Brands Holdings, Inc. + .............       23,210
   50,352 Procter & Gamble Co. .........................    3,112,761
    1,600 Ralcorp Holdings, Inc. + .....................       93,440
      100 Reliv International, Inc. ....................          450
    3,314 Reynolds American, Inc. ......................      133,587
    6,950 Rite Aid Corp. + .............................        2,155
       70 Rocky Mountain Chocolate Factory, Inc. .......          372
    8,500 Safeway, Inc. ................................      202,045
       50 Sanderson Farms, Inc. ........................        1,728
    9,520 Sara Lee Corp. ...............................       93,201
      700 SIRVA, Inc. + ................................           --
      900 Smithfield Foods, Inc. + .....................       12,663
    2,100 Spartan Stores, Inc. .........................       48,825
      200 Spectrum Brands, Inc. + ......................           18
    3,236 SUPERVALU, Inc. ..............................       47,246
    9,800 SYSCO Corp. ..................................      224,812
    3,405 Tyson Foods, Inc., Class A ...................       29,828
    2,500 UST, Inc. ....................................      173,450
   15,450 Walgreen Co. .................................      381,151
   41,595 Wal-Mart Stores, Inc. ........................    2,331,816
    4,025 Whole Foods Market, Inc. .....................       37,996
                                                         ------------
                                                           17,748,972
                                                         ------------
ENERGY -- 12.7%
      750 Allis-Chalmers Energy, Inc. + ................        4,125
    2,400 Alon USA Energy, Inc. ........................       21,960
      550 Alpha Natural Resources, Inc. + ..............        8,905
      100 American Oil & Gas, Inc. + ...................           80
    9,256 Anadarko Petroleum Corp. .....................      356,819


   SHARES                                                   VALUE
   ------                                                   -----

ENERGY -- 12.7% (CONTINUED)
    6,406 Apache Corp. ................................. $    477,439
    2,000 Approach Resources, Inc. + ...................       14,620
    2,000 Arch Coal, Inc. ..............................       32,580
    2,000 Atlas Energy Resources LLC ...................       25,540
    1,000 ATP Oil & Gas Corp. + ........................        5,850
    1,500 Atwood Oceanics, Inc. + ......................       22,920
    8,150 Baker Hughes, Inc. ...........................      261,371
      600 Barnwell Industries, Inc. ....................        2,670
    2,300 Berry Petroleum Co., Class A .................       17,388
      900 BioFuel Energy Corp. + .......................          315
    5,072 BJ Services Co. ..............................       59,190
      900 Bolt Technology Corp. + ......................        6,264
    2,600 BPZ Resources, Inc. + ........................       16,640
    1,000 Brigham Exploration Co. + ....................        3,200
    2,375 Bronco Drilling Co., Inc. + ..................       15,342
    2,400 Cabot Oil & Gas Corp. ........................       62,400
    2,218 Cal Dive International, Inc. + ...............       14,439
      100 Callon Petroleum Co. + .......................          260
    3,500 Calumet Specialty Products Partners, LP ......       30,660
    3,100 Cameron International Corp. + ................       63,550
       50 CARBO Ceramics, Inc. .........................        1,776
    3,050 Carrizo Oil & Gas, Inc. + ....................       49,105
      200 Cheniere Energy, Inc. + ......................          570
    8,000 Chesapeake Energy Corp. ......................      129,360
   31,999 Chevron Corp. ................................    2,366,966
      747 Cimarex Energy Co. ...........................       20,005
      100 Clean Energy Fuels Corp. + ...................          604
      600 Complete Production Services, Inc. + .........        4,890
    1,500 Concho Resources, Inc. + .....................       34,230
   23,301 ConocoPhillips ...............................    1,206,992
    3,000 Consol Energy, Inc. ..........................       85,740
    2,000 Continental Resources, Inc. + ................       41,420
      200 Cross Timbers Royalty Trust ..................        5,570
    1,300 Crosstex Energy, Inc. ........................        5,070
    1,000 CVR Energy, Inc. + ...........................        4,000
    1,000 Delek US Holdings, Inc. ......................        5,290
      400 Delta Petroleum Corp. + ......................        1,904
    6,050 Denbury Resources, Inc. + ....................       66,066
    6,936 Devon Energy Corp. ...........................      455,765
      500 DHT Maritime, Inc. ...........................        2,770
    1,550 Diamond Offshore Drilling, Inc. ..............       91,357
    2,000 Dresser-Rand Group, Inc. + ...................       34,500
   11,964 El Paso Corp. ................................       93,678
      350 Encore Acquisition Co. + .....................        8,932
      250 Energy Partners, Ltd. + ......................          337
    1,750 Energy Transfer Equity, LP ...................       28,367
    3,100 Energy Transfer Partners, LP .................      105,431
    5,300 ENSCO International, Inc. ....................      150,467
    5,275 EOG Resources, Inc. ..........................      351,210
      400 Evergreen Energy, Inc. + .....................          116
    3,200 EXCO Resources, Inc. + .......................       28,992
    1,608 Exterran Holdings, Inc. + ....................       34,250
   83,900 Exxon Mobil Corp. ............................    6,697,737
    5,078 FMC Technologies, Inc. + .....................      121,009
      950 Forest Oil Corp. + ...........................       15,665
      100 Frontier Oil Corp. ...........................        1,263
      600 Geokinetics, Inc. + ..........................        1,482
      100 GeoMet, Inc. + ...............................          172
      500 Georesources, Inc. + .........................        4,345
      250 Global Industries, Ltd. + ....................          873
      650 Gulfport Energy Corp. + ......................        2,568
   16,450 Halliburton Co. ..............................      299,061
      400 Harvest Natural Resources, Inc. + ............        1,720
    3,250 Helix Energy Solutions Group, Inc. + .........       23,530
    2,000 Helmerich & Payne, Inc. ......................       45,500
    2,100 Hercules Offshore, Inc. + ....................        9,975
    5,950 Hess Corp. ...................................      319,158

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                  December 31, 2008
Schedule of Investments



   SHARES                                                   VALUE
   ------                                                   -----

ENERGY -- 12.7% (CONTINUED)
      250 IHS, Inc., Class A + ......................... $      9,355
      625 International Coal Group, Inc. + .............        1,437
      250 ION Geophysical Corp. + ......................          858
      750 James River Coal Co. + .......................       11,498
    2,200 Key Energy Services, Inc. + ..................        9,702
    2,600 Kinder Morgan Energy Partners, LP ............      118,950
      667 Kinder Morgan Management LLC + ...............       26,667
    1,300 Linn Energy, LLC .............................       19,461
      550 Magellan Midstream Holdings, LP ..............        7,628
   12,922 Marathon Oil Corp. ...........................      353,546
      200 Martin Midstream Partners, LP ................        2,940
    2,700 Massey Energy Co. ............................       37,233
      450 Matrix Service Co. + .........................        3,452
      500 McMoRan Exploration Co. + ....................        4,900
    3,000 Murphy Oil Corp. .............................      133,050
    3,700 Nabors Industries, Ltd. + ....................       44,289
      400 National Coal Corp. + ........................          508
    7,145 National Oilwell Varco, Inc. + ...............      174,624
    2,500 Natural Gas Services Group, Inc. + ...........       25,325
    3,625 Newfield Exploration Co. + ...................       71,594
      575 Newpark Resources + ..........................        2,128
      100 NGAS Resources, Inc. + .......................          164
    4,020 Noble Corp. ..................................       88,802
    2,700 Noble Energy, Inc. ...........................      132,894
    1,500 NuStar GP Holdings LLC .......................       26,520
   12,610 Occidental Petroleum Corp. ...................      756,474
      400 Oceaneering International, Inc. + ............       11,656
    1,300 Oil States International, Inc. + .............       24,297
      100 Omni Energy Services Corp. + .................          119
      100 Pacific Ethanol, Inc. + ......................           44
      150 Parallel Petroleum Corp. + ...................          302
      200 Parker Drilling Co. + ........................          580
      730 Patriot Coal Corp. + .........................        4,562
      950 Patterson-UTI Energy, Inc. ...................       10,934
    5,350 Peabody Energy Corp. .........................      121,712
    3,647 PetroHawk Energy Corp. + .....................       57,003
      500 Petroquest Energy, Inc. + ....................        3,380
    2,450 Pioneer Drilling Co. + .......................       13,646
    1,325 Pioneer Natural Resources Co. ................       21,438
    2,453 Plains Exploration & Production Co. + ........       57,008
      910 Precision Drilling Trust .....................        7,631
    1,950 Pride International, Inc. + ..................       31,161
      200 Pyramid Oil Co. + ............................          850
    4,600 Quicksilver Resources, Inc. + ................       25,622
    2,100 Range Resources Corp. ........................       72,219
      500 Rosetta Resources, Inc. + ....................        3,540
    1,500 Rowan, Inc. ..................................       23,850
    2,250 RPC, Inc. ....................................       21,960
    3,600 Sandridge Energy + ...........................       22,140
   19,300 Schlumberger, Ltd. ...........................      816,969
    2,000 Ship Finance International, Ltd. .............       22,100
    5,200 Smith International, Inc. ....................      119,028
    6,600 Southwestern Energy Co. + ....................      191,202
   10,541 Spectra Energy Corp. .........................      165,915
    1,550 St. Mary Land & Exploration Co. ..............       31,480
       90 Stone Energy Corp. + .........................          992
    2,565 Sunoco, Inc. .................................      111,475
      950 Superior Energy Services, Inc. + .............       15,133
      150 Superior Well Services, Inc. + ...............        1,500
      500 T-3 Energy Services, Inc. + ..................        4,720
    1,300 Teekay Corp. .................................       25,545
    2,800 Tesoro Corp. .................................       36,876
    1,150 Tetra Technologies, Inc. + ...................        5,589
      193 TGC Industries, Inc. + .......................          400
    1,350 Tidewater, Inc. ..............................       54,364
      500 Toreador Resources Corp. + ...................        2,745
      500 Trico Marine Services, Inc. + ................        2,235


   SHARES                                                   VALUE
   ------                                                   -----

ENERGY -- 12.7% (CONTINUED)
      750 TXCO Resources, Inc. + ....................... $      1,118
    1,865 Ultra Petroleum Corp. + ......................       64,361
      200 Union Drilling, Inc. + .......................        1,038
    1,300 Unit Corp. + .................................       34,736
      850 Uranium Resources, Inc. + ....................          654
      450 USEC, Inc. + .................................        2,020
      100 Vaalco Energy, Inc. + ........................          744
    9,714 Valero Energy Corp. ..........................      210,211
       50 Venoco, Inc. + ...............................          136
      462 VeraSun Energy Corp. + .......................           25
      100 Verenium Corp. + .............................           88
      300 Walter Industries, Inc. ......................        5,253
      300 Warren Resources, Inc. + .....................          597
   11,550 Weatherford International, Ltd. + ............      124,971
    1,000 Western Refining, Inc. .......................        7,760
      500 Westmoreland Coal Co. + ......................        5,550
    1,300 Whiting Petroleum Corp. + ....................       43,498
    8,150 Williams, Inc. ...............................      118,012
   10,010 XTO Energy, Inc. .............................      353,053
                                                         ------------
                                                           19,666,061
                                                         ------------
FINANCIALS -- 15.8%
      200 21st Century Holding Co. .....................          926
      900 Abington Bancorp, Inc. .......................        8,325
      600 ACA Capital Holdings, Inc. + .................           11
    3,050 Acadia Realty Trust ..........................       43,524
      600 Advance America Cash Advance Centers, Inc. ...        1,134
      300 Advanta Corp., Class B .......................          627
      200 Affirmative Insurance Holdings, Inc. .........          290
    6,750 Aflac, Inc. ..................................      309,420
    9,175 Allstate Corp. (The) .........................      300,573
    2,225 AMB Property Corp. ...........................       52,110
      519 AMBAC Financial Group, Inc. ..................          675
      411 Amcore Financial, Inc. .......................        1,488
        7 American Campus Communities, Inc.++ ..........          143
      100 American Equity Investment Life Holding Co. ..          700
   16,150 American Express Co. .........................      299,582
      100 American Financial Group, Inc. ...............        2,288
   33,700 American International Group, Inc. ...........       52,909
      300 American Physicians Capital, Inc. ............       14,430
      550 AmeriCredit Corp. + ..........................        4,202
    3,080 Ameriprise Financial, Inc. ...................       71,949
    3,000 Amerisafe, Inc. + ............................       61,590
      310 Anchor Bancorp Wisconsin, Inc. ...............          856
    9,525 Annaly Capital Management, Inc. ..............      151,162
      200 Anworth Mortgage Asset Corp. .................        1,286
    3,850 AON Corp. ....................................      175,868
      223 Apartment Investment & Management Co., Class A        2,576
      200 Arbor Realty Trust, Inc. .....................          590
      300 Arch Capital Group, Ltd. + ...................       21,030
    1,100 Arthur J. Gallagher & Co. ....................       28,501
      544 Ashford Hospitality Trust, Inc. ..............          626
    1,700 Aspen Insurance Holdings, Ltd. ...............       41,225
      400 Asset Acceptance Capital Corp. + .............        2,044
    3,354 Associated Banc-Corp .........................       70,199
      300 Associated Estates Realty Corp. ..............        2,739
      900 Assurant, Inc. ...............................       27,000
    2,750 Astoria Financial Corp. ......................       45,320
      725 AvalonBay Communities, Inc. ..................       43,920
    3,000 Avatar Holdings, Inc. + ......................       79,560
    2,000 Axis Capital Holdings, Ltd. ..................       58,240
       50 Bancorp, Inc. + ..............................          188
    1,850 Bancorpsouth, Inc. ...........................       43,216
    3,150 Bank Mutual Corp. ............................       36,351

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                  December 31, 2008
Schedule of Investments


   SHARES                                                   VALUE
   ------                                                   -----

FINANCIALS -- 15.8% (CONTINUED)
   83,443 Bank of America Corp. ........................ $  1,174,877
      550 Bank of Hawaii Corp. .........................       24,843
   17,663 Bank of New York Mellon Corp. (The) ..........      500,393
       80 BankAtlantic Bancorp, Inc., Class A ..........          464
      700 BankFinancial Corp. ..........................        7,133
      300 Banner Corp. .................................        2,823
   10,025 BB&T Corp. ...................................      275,286
      500 Beneficial Mutual Bancorp, Inc. + ............        5,625
      624 Berkshire Hathaway, Inc., Class B + ..........    2,005,536
    1,000 BGC Partners, Inc., Class A ..................        2,760
    3,500 BioMed Realty Trust, Inc. ....................       41,020
    1,000 Boston Private Financial Holdings, Inc. ......        6,840
    1,425 Boston Properties, Inc. ......................       78,375
      288 Brandywine Realty Trust ......................        2,220
    1,325 BRE Properties, Inc. .........................       37,073
    1,675 Brookfield Properties Corp. ..................       12,948
    3,749 Brookline Bancorp, Inc. ......................       39,927
    1,400 Brown & Brown, Inc. ..........................       29,260
      100 Camden National Corp. ........................        2,698
    1,425 Camden Property Trust ........................       44,660
      350 Capital City Bank Group, Inc. ................        9,534
      200 Capital Corp of the West .....................          188
    7,250 Capital One Financial Corp. ..................      231,203
    2,639 CapitalSource, Inc. ..........................       12,192
      700 CapLease, Inc. ...............................        1,211
      200 Capstead Mortgage Corp. ......................        2,154
      100 Cardinal Financial Corp. .....................          569
    1,000 Cascade Bancorp ..............................        6,750
      400 Castlepoint Holdings, Ltd. ...................        5,424
      288 Cathay General Bancorp .......................        6,840
    3,125 CB Richard Ellis Group, Inc., Class A + ......       13,500
       50 CBL & Associates Properties, Inc.++ ..........          325
      650 Cedar Shopping Centers, Inc. .................        4,602
      700 Centerline Holding Co., LP ...................          104
   14,814 Charles Schwab Corp. (The) ...................      239,542
      400 Charter Financial Corp. ......................        3,600
    7,000 Chubb Corp. ..................................      357,000
    3,094 Cincinnati Financial Corp. ...................       89,943
      871 CIT Group, Inc. ..............................        3,954
   88,450 Citigroup, Inc. ..............................      593,500
      657 Citizens Republic Bancorp, Inc. ..............        1,958
    1,775 CME Group, Inc., Class A .....................      369,395
    3,000 CNA Financial Corp. ..........................       49,320
    3,000 CNA Surety Corp. + ...........................       57,600
      750 CoBiz Financial, Inc. ........................        7,305
    1,000 Cogdell Spencer, Inc. ........................        9,360
      350 Cohen & Steers, Inc. .........................        3,846
      950 Colonial BancGroup, Inc. (The) ...............        1,966
      429 Colonial Properties Trust ....................        3,574
      276 Columbia Banking System, Inc. ................        3,293
    1,973 Comerica, Inc. ...............................       39,164
      563 Community Bancorp + ..........................        1,954
      200 CompuCredit Corp. + ..........................        1,106
    1,400 Conseco, Inc. + ..............................        7,252
      450 Corporate Office Properties Trust ............       13,815
      800 Corus Bankshares, Inc. .......................          888
      500 Crawford & Co., Class B + ....................        7,270
    1,300 Credit Acceptance Corp. + ....................       17,368
      450 Cullen/Frost Bankers, Inc. ...................       22,806
    3,355 CVB Financial Corp. ..........................       39,925
    2,750 DCT Industrial Trust, Inc. ...................       13,915
       23 Deerfield Capital Corp. ......................           82
      322 Delphi Financial Group, Inc., Class A ........        5,938
    1,451 Developers Diversified Realty Corp. ..........        7,081
      400 DiamondRock Hospitality Co. ..................        2,028
      500 Digital Realty Trust, Inc. ...................       16,425
    1,000 Dime Community Bancshares ....................       13,300


   SHARES                                                   VALUE
   ------                                                   -----

FINANCIALS -- 15.8% (CONTINUED)
    6,925 Discover Financial Services ..................   $   65,995
    1,100 Donegal Group, Inc., Class A .................       18,447
      100 Douglas Emmett, Inc.   .......................        1,306
    4,101 Duke Realty Corp.   ..........................       44,947
    2,087 E*Trade Financial Corp. + ....................        2,400
      500 East West Bancorp, Inc. ......................        7,985
    2,525 Eaton Vance Corp. ............................       53,050
    1,000 Education Realty Trust, Inc.   ...............        5,220
      200 Encore Capital Group, Inc. + .................        1,440
       50 Enterprise Financial Services Corp. ..........          762
    3,979 Equity Residential   .........................      118,654
      400 Everest Re Group, Ltd. .......................       30,456
    1,500 Extra Space Storage, Inc. ....................       15,480
   10,725 Fannie Mae ...................................        8,151
      500 FBL Financial Group, Inc., Class A ...........        7,725
      300 Federal Realty Investment Trust++ ............       18,624
      900 Federated Investors, Inc., Class B ...........       15,264
    1,000 FelCor Lodging Trust, Inc. ...................        1,840
    2,100 FFD Financial Corp. ..........................       22,071
    4,791 Fidelity National Financial, Inc., Class A ...       85,040
    9,001 Fifth Third Bancorp ..........................       74,348
    1,200 Financial Institutions, Inc. .................       17,220
      100 First Acceptance Corp. + .....................          290
      992 First American Corp. .........................       28,659
    3,650 First Bancorp ................................       40,661
      300 First Bancorp ................................        5,505
      650 First Cash Financial Services, Inc. + ........       12,389
    3,300 First Commonwealth Financial Corp. ...........       40,854
      425 First Community Bancshares, Inc. .............       14,820
      100 First Financial Corp. ........................        4,099
    4,566 First Horizon National Corp. .................       48,267
      650 First Industrial Realty Trust, Inc. ..........        4,907
       50 First Marblehead Corp. (The) + ...............           65
    3,000 First Merchants Corp. ........................       66,630
    1,608 First Niagara Financial Group, Inc. ..........       26,001
      200 First State Bancorporation ...................          330
      200 Flagstar Bancorp, Inc. .......................          142
    2,150 Flagstone Reinsurance Holdings, Ltd. .........       21,006
    3,800 FNB Corp. ....................................       50,160
    2,600 Forest City Enterprises, Inc., Class A .......       17,420
    1,000 Forestar Group, Inc. + .......................        9,520
    1,000 Fortress Investment Group LLC, Class A .......        1,000
      350 Franklin Bank Corp. + ........................            1
    3,650 Franklin Resources, Inc. .....................      232,797
      550 Franklin Street Properties Corp.++ ...........        8,113
    6,725 Freddie Mac ..................................        4,909
      150 Fremont General Corp. + ......................            7
       85 Friedman Billings Ramsey Group, Inc.,
            Class A  ...................................           14
      634 Fulton Financial Corp. .......................        6,099
      440 FX Real Estate and Entertainment, Inc. + .....           66
    1,450 General Growth Properties, Inc.++ ............        1,870
    2,000 Genpact, Ltd. + ..............................       16,440
    5,950 Genworth Financial, Inc., Class A ............       16,838
    1,000 GFI Group, Inc. ..............................        3,540
    2,000 GLG Partners, Inc. ...........................        4,540
      800 Glimcher Realty Trust ........................        2,248
    7,520 Goldman Sachs Group, Inc. (The) ..............      634,613
      435 Gramercy Capital Corp.++ .....................          557
      338 Green Bankshares, Inc. .......................        4,577
    1,750 Greenhill & Co., Inc. ........................      122,098
      300 Grubb & Ellis Co. ............................          372
    1,000 Guaranty Bancorp + ...........................        2,000
      708 Guaranty Financial Group, Inc. + .............        1,848
      100 Hallmark Financial Services + ................          877
      550 Hanmi Financial Corp. ........................        1,133
    1,400 Hanover Insurance Group, Inc. (The) ..........       60,158

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                  December 31, 2008
Schedule of Investments                                              (UNAUDITED)



   SHARES                                                   VALUE
   ------                                                   -----

FINANCIALS -- 15.8% (CONTINUED)
    3,000 Harleysville Group, Inc. ..................... $    104,190
    1,320 Harleysville National Corp. ..................       19,061
    6,850 Hartford Financial Services Group, Inc. ......      112,477
      875 HCC Insurance Holdings, Inc. .................       23,406
    3,625 HCP, Inc.++ ..................................      100,666
    2,500 Health Care REIT, Inc. .......................      105,500
       50 Heritage Commerce Corp. ......................          562
      700 Hersha Hospitality Trust .....................        2,100
      350 Highwoods Properties, Inc. ...................        9,576
    2,200 Hilltop Holdings, Inc. + .....................       21,428
    3,000 Home Bancshares, Inc. ........................       80,850
      500 Horace Mann Educators Corp. ..................        4,595
    1,000 Hospitality Properties Trust .................       14,870
    7,800 Host Hotels & Resorts, Inc. ..................       59,046
    2,175 HRPT Properties Trust++ ......................        7,330
    6,126 Hudson City Bancorp, Inc. ....................       97,771
    6,351 Huntington Bancshares, Inc. ..................       48,649
      850 IMPAC Mortgage Holdings, Inc. ................           51
    1,200 Imperial Capital Bancorp, Inc. ...............        2,700
    3,000 Independent Bank Corp. .......................       78,480
      150 Independent Bank Corp. .......................          324
    2,225 IndyMac Bancorp, Inc. ........................          323
      300 Inland Real Estate Corp. .....................        3,894
    1,475 IntercontinentalExchange, Inc. + .............      121,599
      500 International Assets Holding Corp. + .........        4,290
      550 Intervest Bancshares Corp., Class A ..........        2,194
    4,200 Invesco, Ltd. ................................       60,648
      300 Investment Technology Group, Inc. + ..........        6,816
      300 Investors Real Estate Trust ..................        3,213
      100 Irwin Financial Corp. ........................          129
    1,564 iStar Financial, Inc. ........................        3,488
    5,475 Janus Capital Group, Inc. ....................       43,964
    1,500 Jefferies Group, Inc. ........................       21,090
      150 JER Investors Trust, Inc. ....................          140
   60,059 JPMorgan Chase & Co. .........................    1,893,660
      600 Kearny Financial Corp. .......................        7,680
    8,473 Keycorp ......................................       72,190
    3,025 Kimco Realty Corp. ...........................       55,297
      800 Kite Realty Group Trust++ ....................        4,448
    1,800 KKR Financial Holdings LLC ...................        2,844
      200 LaBranche & Co., Inc. + ......................          958
    2,000 LaSalle Hotel Properties .....................       22,100
    4,300 Lazard, Ltd., Class A ........................      127,882
    1,200 Legg Mason, Inc. .............................       26,292
    3,505 Leucadia National Corp. ......................       69,399
      450 Lexington Realty Trust .......................        2,250
      950 Liberty Property Trust .......................       21,689
    3,000 Life Partners Holdings, Inc. .................      130,920
    4,000 Lincoln National Corp. .......................       75,360
    8,900 Loews Corp. ..................................      251,425
    3,000 LTC Properties, Inc. .........................       60,840
    1,125 M&T Bank Corp. ...............................       64,586
       25 Macerich Co. (The) ...........................          454
    1,000 Maguire Properties, Inc. .....................        1,460
      700 Market Leader, Inc. + ........................        1,190
    9,470 Marsh & McLennan, Inc. .......................      229,837
    3,732 Marshall & Ilsley Corp. ......................       50,904
      244 MB Financial, Inc. ...........................        6,820
    1,900 MBIA, Inc. ...................................        7,733
    2,000 Meadowbrook Insurance Group, Inc. ............       12,880
      600 Medallion Financial Corp. ....................        4,578
      500 Medical Properties Trust, Inc. ...............        3,155
   21,996 Merrill Lynch & Co., Inc. ....................      256,033
    9,121 MetLife, Inc. ................................      317,958
      100 MF Global, Ltd. + ............................          204
    6,200 MFA Mortgage Investments, Inc. ...............       36,518
      600 MGIC Investment Corp. ........................        2,088


   SHARES                                                   VALUE
   ------                                                   -----

FINANCIALS -- 15.8% (CONTINUED)
      100 Mid-America Apartment Communities, Inc. ...... $      3,716
      250 Midwest Banc Holdings, Inc. ..................          350
    2,700 Montpelier Re Holdings, Ltd. .................       45,333
    2,275 Moody's Corp. ................................       45,705
   16,725 Morgan Stanley ...............................      268,269
    3,000 MSCI, Inc., Class A + ........................       53,280
      600 Nara Bancorp, Inc. ...........................        5,898
    2,450 Nasdaq OMX Group (The) + .....................       60,540
    8,938 National City Corp. ..........................       16,178
      400 National Interstate Corp. ....................        7,148
    2,595 National Retail Properties, Inc. .............       44,608
      570 Nationwide Financial Services, Class A .......       29,760
    3,050 Nationwide Health Properties, Inc.++ .........       87,596
    3,312 New York Community Bancorp, Inc. .............       39,612
    2,100 NewAlliance Bancshares, Inc. .................       27,657
      350 Newcastle Investment Corp. ...................          294
       50 North Valley Bancorp .........................          187
    3,850 Northern Trust Corp. .........................      200,739
      150 NorthStar Realty Finance Corp. ...............          586
      500 Northwest Bancorp, Inc. ......................       10,690
    4,450 NYSE Euronext ................................      121,841
      300 Ocwen Financial Corp. + ......................        2,754
    6,012 Old Republic International Corp. .............       71,663
      400 Old Second Bancorp, Inc. .....................        4,640
      800 Omega Healthcare Investors, Inc. .............       12,776
    2,000 OneBeacon Insurance Group, Ltd., Class A .....       20,880
      432 Oriental Financial Group, Inc. ...............        2,614
    3,000 Oritani Financial Corp. + ....................       50,550
      283 Pacific Capital Bancorp NA ...................        4,777
      400 PartnerRe, Ltd. ..............................       28,508
    1,000 Penn Treaty American Corp. + .................           75
    3,347 People's United Financial, Inc. ..............       59,677
    2,623 PHH Corp. + ..................................       33,391
    3,150 Phoenix Cos., Inc. (The) .....................       10,300
    2,684 Plum Creek Timber Co., Inc. ..................       93,242
       25 PMI Group, Inc. ..............................           49
    2,975 Popular, Inc. ................................       15,351
    1,000 Preferred Bank ...............................        6,000
      400 Presidential Life Corp. ......................        3,956
      100 Primus Guaranty, Ltd. + ......................          114
    4,100 Principal Financial Group, Inc. ..............       92,537
      265 ProAssurance Corp. + .........................       13,987
   10,225 Progressive Corp. (The) ......................      151,432
    3,844 Prologis++ ...................................       53,393
    1,550 Protective Life Corp. ........................       22,243
      800 Provident Bankshares Corp. ...................        7,728
    2,050 Provident New York Bancorp ...................       25,420
    6,250 Prudential Financial, Inc. ...................      189,125
    1,539 Public Storage++ .............................      122,350
      500 Pzena Investment Management, Inc., Class A ...        2,110
       70 Radian Group, Inc. ...........................          258
      200 RAIT Financial Trust .........................          520
    1,000 Ramco-Gershenson Properties Trust++ ..........        6,180
    2,400 Raymond James Financial, Inc. ................       41,112
      801 Rayonier, Inc. ...............................       25,111
    3,100 Realty Income Corp. ..........................       71,765
    1,500 Redwood Trust, Inc. ..........................       22,365
    1,625 Regency Centers Corp. ........................       75,887
    9,206 Regions Financial Corp. ......................       73,280
    1,500 Reinsurance Group of America, Inc., Class A ..       64,230
    1,800 RenaissanceRe Holdings, Ltd. .................       92,808
       50 Renasant Corp. ...............................          852
      250 Resource America, Inc., Class A ..............        1,000

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                  December 31, 2008
Schedule of Investments



   SHARES                                                   VALUE
   ------                                                   -----

FINANCIALS -- 15.8% (CONTINUED)
      200 Resource Capital Corp. ....................... $        766
    3,000 Riskmetrics Group, Inc. + ....................       44,670
    1,200 Roma Financial Corp. .........................       15,108
    1,500 S.Y. Bancorp, Inc. ...........................       41,250
    3,000 Sandy Spring Bancorp, Inc. ...................       65,490
      600 Santander BanCorp ............................        7,494
    3,000 Saul Centers, Inc. ...........................      118,500
      700 SeaBright Insurance Holdings, Inc. + .........        8,218
      750 Seacoast Banking Corp of Florida .............        4,950
    1,450 Senior Housing Properties Trust ..............       25,984
    3,716 Simon Property Group, Inc.++ .................      197,431
      397 SL Green Realty Corp. ........................       10,282
    6,900 SLM Corp. + ..................................       61,410
      150 South Financial Group, Inc. (The) ............          648
    1,000 Southern Missouri Bancorp, Inc. ..............       11,090
       50 Southwest Bancorp, Inc. ......................          648
    6,327 Sovereign Bancorp, Inc. ......................       18,854
    2,200 St. Joe Co. (The) + ..........................       53,504
      490 StanCorp Financial Group, Inc. ...............       20,467
    3,000 State Auto Financial Corp. ...................       90,180
    8,015 State Street Corp. ...........................      315,230
       50 Sterling Bancorp, Class N ....................          701
    2,100 Sterling Bancshares, Inc. ....................       12,768
      394 Sterling Financial Corp. .....................        3,467
      300 Stewart Information Services Corp. ...........        7,047
      100 Strategic Hotels & Resorts, Inc. .............          168
       50 Suffolk Bancorp ..............................        1,796
      783 Sun Bancorp, Inc. + ..........................        5,865
    1,000 Sunstone Hotel Investors, Inc.++ .............        6,190
    6,580 SunTrust Banks, Inc. .........................      194,373
      150 Superior Bancorp + ...........................          475
    4,190 Susquehanna Bancshares, Inc. .................       66,663
      350 SVB Financial Group + ........................        9,180
    2,831 Synovus Financial Corp. ......................       23,497
    4,325 T Rowe Price Group, Inc. .....................      153,278
      500 Taubman Centers, Inc. ........................       12,730
      500 Taylor Capital Group, Inc. ...................        2,925
    2,400 TCF Financial Corp. ..........................       32,784
    3,825 TD Ameritrade Holding Corp. + ................       54,506
       50 Tejon Ranch Co. + ............................        1,237
      400 Texas Capital Bancshares, Inc. + .............        5,344
    3,550 TFS Financial Corp. ..........................       45,795
      200 Thomas Weisel Partners Group, Inc. + .........          944
      225 Thornburg Mortgage, Inc. .....................           35
      700 Tompkins Financial Corp. .....................       40,565
    1,000 Torchmark Corp. ..............................       44,700
      100 TowneBank ....................................        2,479
      100 TradeStation Group, Inc. + ...................          645
    9,759 Travelers Cos., Inc. (The) ...................      441,107
       90 Tree.com, Inc. + .............................          234
      950 Triad Guaranty, Inc. + .......................          361
    3,000 Trico Bancshares .............................       74,910
    1,208 Trustco Bank Corp. ...........................       11,488
   27,709 U.S. Bancorp .................................      693,002
    3,425 UCBH Holdings, Inc. ..........................       23,564
    2,450 UDR, Inc. ....................................       33,786
      160 UMB Financial Corp. ..........................        7,862
      650 United America Indemnity, Ltd., Class A + ....        8,326
    1,300 United Bankshares, Inc. ......................       43,186
    2,323 United Community Banks, Inc. .................       31,543
      317 United Community Financial Corp. .............          285
      400 United PanAm Financial Corp. + ...............          640
      303 United Security Bancshares ...................        3,509
      350 Unitrin, Inc. ................................        5,579
    3,000 Universal Health Realty Income Trust .........       98,730
    6,507 Unum Group ...................................      121,030


   SHARES                                                   VALUE
   ------                                                   -----

FINANCIALS -- 15.8% (CONTINUED)
      937 U-Store-It Trust ............................. $      4,170
    1,507 Valley National Bancorp ......................       30,517
    3,075 Ventas, Inc. .................................      103,228
       25 Vineyard National Bancorp ....................            4
      565 Virginia Commerce Bancorp + ..................        2,921
    3,375 Vornado Realty Trust .........................      203,681
       15 W Holding Co., Inc. ..........................          155
    2,187 W.R. Berkley Corp. ...........................       67,797
   34,252 Wachovia Corp. ...............................      189,756
      300 Waddell & Reed Financial, Inc., Class A ......        4,638
    1,033 Washington Federal, Inc. .....................       15,454
      250 Washington Real Estate Investment Trust ......        7,075
      400 Washington Trust Bancorp, Inc. ...............        7,900
      550 Waterstone Financial, Inc. + .................        1,842
    1,900 Weingarten Realty Investors++ ................       39,311
   57,004 Wells Fargo & Co. ............................    1,680,478
      550 Western Alliance Bancorp + ...................        5,549
      200 Westfield Financial, Inc. ....................        2,064
    1,675 Whitney Holding Corp. ........................       26,783
      700 Wilmington Trust Corp. .......................       15,568
      700 Wilshire Bancorp, Inc. .......................        6,356
    3,000 Wintrust Financial Corp. .....................       61,710
       10 WP Stewart & Co., Ltd. + .....................           21
    4,925 XL Capital, Ltd., Class A ....................       18,222
    1,630 Zions Bancorporation .........................       39,951
      400 ZipRealty, Inc. + ............................        1,060
                                                         ------------
                                                           24,400,821
                                                         ------------
HEALTH CARE -- 14.7%
   26,100 Abbott Laboratories ..........................    1,392,957
      100 Abraxis Bioscience, Inc. + ...................        6,592
      100 Acadia Pharmaceuticals, Inc. + ...............           90
      100 ADAM, Inc. + .................................          400
      100 Adolor Corp. + ...............................          166
      981 Advanced Medical Optics, Inc. + ..............        6,484
    6,500 Aetna, Inc. ..................................      185,250
      200 Affymetrix, Inc. + ...........................          598
      300 Air Methods Corp. + ..........................        4,797
      400 Akorn, Inc. + ................................          920
      700 Albany Molecular Research, Inc. + ............        6,818
    4,500 Alexion Pharmaceuticals, Inc. + ..............      162,855
      450 Align Technology, Inc. + .....................        3,938
    4,075 Alkermes, Inc. + .............................       43,399
    5,380 Allergan, Inc. ...............................      216,922
      100 Alliance Imaging, Inc. + .....................          797
      100 Allos Therapeutics, Inc. + ...................          612
      100 Altus Pharmaceuticals, Inc. + ................           53
        1 Amedisys, Inc. + .............................           41
    3,400 American Medical Systems Holdings, Inc. + ....       30,566
      600 AMERIGROUP Corp. + ...........................       17,712
    2,540 AmerisourceBergen Corp., Class A .............       90,576
   18,302 Amgen, Inc. + ................................    1,056,941
      300 Amicus Therapeutics, Inc. + ..................        2,394
      250 AMN Healthcare Services, Inc. + ..............        2,115
    2,250 Amylin Pharmaceuticals, Inc. + ...............       24,412
      600 Angeion Corp. + ..............................        1,800
      500 Anika Therapeutics, Inc. + ...................        1,520
      300 Arena Pharmaceuticals, Inc. + ................        1,251
      400 Artes Medical, Inc. + ........................            1
      900 Aspect Medical Systems, Inc. + ...............        3,033
      500 AspenBio Pharma, Inc. + ......................        3,085
      200 Atherogenics, Inc. + .........................           20
   10,788 Baxter International, Inc. ...................      578,129
      500 Beckman Coulter, Inc. ........................       21,970
    3,875 Becton Dickinson & Co. .......................      265,011

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                  December 31, 2008
Schedule of Investments



   SHARES                                                   VALUE
   ------                                                   -----

HEALTH CARE -- 14.7% (CONTINUED)
      800 Biodel, Inc. + ............................... $      3,856
      200 BioForm Medical, Inc. + ......................          182
    4,455 Biogen Idec, Inc. + ..........................      212,192
    4,500 BioMarin Pharmaceutical, Inc. + ..............       80,100
   24,439 Boston Scientific Corp. + ....................      189,158
   32,950 Bristol-Myers Squibb Co. .....................      766,087
    2,000 Brookdale Senior Living, Inc. ................       11,160
      200 BSD Medical Corp. + ..........................          732
    1,125 C.R. Bard, Inc. ..............................       94,792
      100 Candela Corp. + ..............................           53
    1,500 Cantel Medical Corp. + .......................       22,005
      100 Capital Senior Living Corp. + ................          298
    2,150 Caraco Pharmaceutical Laboratories, Ltd. + ...       12,728
    6,886 Cardinal Health, Inc. ........................      237,360
    3,700 Celera Corp. + ...............................       41,181
    8,250 Celgene Corp. + ..............................      456,060
    1,725 Cephalon, Inc. + .............................      132,894
      500 Cepheid, Inc. + ..............................        5,190
      550 Cerner Corp. + ...............................       21,147
    5,400 Cigna Corp. ..................................       90,990
      200 Cleveland Biolabs, Inc. + ....................          426
    1,100 Community Health Systems, Inc. + .............       16,038
    3,000 Conceptus, Inc. + ............................       45,660
    1,450 Covance, Inc. + ..............................       66,744
    2,216 Coventry Health Care, Inc. + .................       32,974
    8,337 Covidien, Ltd. ...............................      302,133
      500 Cubist Pharmaceuticals, Inc. + ...............       12,080
      100 CuraGen Corp. + ..............................           46
      100 CV Therapeutics, Inc. + ......................          921
      700 Cynosure, Inc., Class A + ....................        6,391
    2,375 DaVita, Inc. + ...............................      117,729
      200 Dendreon Corp. + .............................          916
    2,075 Dentsply International, Inc. .................       58,598
      100 Dialysis Corp. of America + ..................          700
      100 Dyax Corp. + .................................          364
    2,300 Eclipsys Corp. + .............................       32,637
      550 Edwards Lifesciences Corp. + .................       30,222
   14,895 Eli Lilly & Co. ..............................      599,822
      350 Emergent Biosolutions, Inc. + ................        9,138
    1,650 Endo Pharmaceuticals Holdings, Inc. + ........       42,702
      200 eResearchTechnology, Inc. + ..................        1,326
      700 ev3, Inc. + ..................................        4,270
      800 Exelixis, Inc. + .............................        4,016
    2,900 Express Scripts, Inc., Class A + .............      159,442
       60 Facet Biotech Corp. + ........................          575
      100 Five Star Quality Care, Inc. + ...............          153
    4,800 Forest Laboratories, Inc. + ..................      122,256
    8,650 Genentech, Inc. + ............................      717,172
      600 Genomic Health, Inc. + .......................       11,688
    3,000 Genoptix, Inc. + .............................      102,240
    1,375 Gen-Probe, Inc. + ............................       58,905
       50 Gentiva Health Services, Inc. + ..............        1,463
    4,105 Genzyme Corp. + ..............................      272,449
   15,300 Gilead Sciences, Inc. + ......................      782,442
      450 GTx, Inc. + ..................................        7,578
    2,700 Halozyme Therapeutics, Inc. + ................       15,120
    2,150 Health Management Associates, Inc.,
            Class A + ..................................        3,848
      200 Health Net, Inc. + ...........................        2,178
    3,750 Healthsouth Corp. + ..........................       41,100
    1,500 Healthspring, Inc. + .........................       29,955
      800 Henry Schein, Inc. + .........................       29,352
      300 Hill-Rom Holdings, Inc. ......................        4,938
       95 HLTH Corp. + .................................          994
    2,452 Hologic, Inc. + ..............................       32,048
    2,340 Hospira, Inc. + ..............................       62,759


   SHARES                                                   VALUE
   ------                                                   -----

HEALTH CARE -- 14.7% (CONTINUED)
      650 Human Genome Sciences, Inc. + ................ $      1,378
    3,000 Humana, Inc. + ...............................      111,840
      200 Hythiam, Inc. + ..............................           78
    2,300 Idenix Pharmaceuticals, Inc. + ...............       13,317
    1,500 Idexx Laboratories, Inc. + ...................       54,120
    3,888 Illumina, Inc. + .............................      101,282
      100 Immtech Pharmaceuticals, Inc., Class A + .....           15
    1,680 Immucor, Inc. + ..............................       44,654
    2,500 IMS Health, Inc. .............................       37,900
      200 Incyte Corp., Ltd. + .........................          758
      900 Indevus Pharmaceuticals, Inc. + ..............        2,826
      600 Infinity Pharmaceuticals, Inc. + .............        4,794
      650 InterMune, Inc. + ............................        6,877
      181 Inverness Medical Innovations, Inc. + ........        3,423
      200 IRIS International, Inc. + ...................        2,788
      700 Isis Pharmaceuticals, Inc. + .................        9,926
      400 Jazz Pharmaceuticals, Inc. + .................          772
   45,585 Johnson & Johnson ............................    2,727,351
      300 Kendle International, Inc. + .................        7,716
      300 Keryx Biopharmaceuticals, Inc. + .............           69
    2,000 Kindred Healthcare, Inc. + ...................       26,040
    3,850 Kinetic Concepts, Inc. + .....................       73,843
    1,724 King Pharmaceuticals, Inc. + .................       18,309
    2,775 Laboratory Corp. of America Holdings + .......      178,738
      200 LCA-Vision, Inc. .............................          822
    2,633 Life Technologies Corp. + ....................       61,375
      565 LifePoint Hospitals, Inc. + ..................       12,905
      100 Ligand Pharmaceuticals, Inc., Class B + ......          274
      700 Lincare Holdings, Inc. + .....................       18,851
      200 Luminex Corp. + ..............................        4,272
      500 MAKO Surgical Corp. + ........................        3,340
      100 MannKind Corp. + .............................          343
      200 Maxygen, Inc. + ..............................        1,784
    5,500 McKesson Corp. ...............................      213,015
      200 MDRNA, Inc. + ................................           68
    3,025 Medarex, Inc. + ..............................       16,879
    8,448 Medco Health Solutions, Inc. + ...............      354,056
    1,500 Medicines Co. (The) + ........................       22,095
      300 Medicis Pharmaceutical Corp., Class A ........        4,170
   18,868 Medtronic, Inc. ..............................      592,833
   35,958 Merck & Co., Inc. ............................    1,093,123
      100 Merge Healthcare, Inc. .......................          128
      800 Micrus Endovascular Corp. + ..................        9,288
      250 Millipore Corp. + ............................       12,880
    3,000 Molina Healthcare, Inc. + ....................       52,830
    2,200 Momenta Pharmaceuticals, Inc. + ..............       25,520
    3,650 Mylan, Inc. + ................................       36,098
    1,300 Myriad Genetics, Inc. + ......................       86,138
      950 Nektar Therapeutics + ........................        5,282
      200 Neurocrine Biosciences, Inc. + ...............          640
      300 Nighthawk Radiology Holdings, Inc. + .........        1,458
      100 Northstar Neuroscience, Inc. + ...............          121
      400 Novacea, Inc. + ..............................          600
      900 Oculus Innovative Sciences, Inc. + ...........        1,278
      200 Odyssey HealthCare, Inc. + ...................        1,850
    3,250 Omnicare, Inc. ...............................       90,220
    1,325 Onyx Pharmaceuticals, Inc. + .................       45,262
      750 Orexigen Therapeutics, Inc. + ................        4,185
    1,350 OSI Pharmaceuticals, Inc. + ..................       52,717
       50 Palomar Medical Technologies, Inc. + .........          576
      450 Patterson Cos., Inc. + .......................        8,438
      800 PDI, Inc. + ..................................        3,208
    2,300 PDL BioPharma, Inc. ..........................       14,214
      500 Pediatrix Medical Group, Inc. + ..............       15,850
    1,517 PerkinElmer, Inc. ............................       21,102
    2,850 Perrigo Co. ..................................       92,084
  109,261 Pfizer, Inc. .................................    1,935,012

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                  December 31, 2008
Schedule of Investments



   SHARES                                                   VALUE
   ------                                                   -----

HEALTH CARE -- 14.7% (CONTINUED)
    1,400 Pharmaceutical Product Development, Inc. ..... $     40,614
      400 Pozen, Inc. + ................................        2,016
      800 Progenics Pharmaceuticals, Inc. + ............        8,248
      200 Providence Service Corp. (The) + .............          290
      500 PSS World Medical, Inc. + ....................        9,410
    2,450 Psychiatric Solutions, Inc. + ................       68,232
      200 Pure Bioscience + ............................          616
    3,025 Quest Diagnostics, Inc. ......................      157,028
    2,000 Questcor Pharmaceuticals, Inc. + .............       18,620
    2,700 Regeneron Pharmaceuticals, Inc. + ............       49,572
      400 Repros Therapeutics, Inc. + ..................        4,208
      600 Res-Care, Inc. + .............................        9,012
      800 Resmed, Inc. + ...............................       29,984
      100 Rigel Pharmaceuticals, Inc. + ................          800
      418 RTI Biologics, Inc. + ........................        1,154
      500 RXi Pharmaceuticals Corp. + ..................        2,875
      700 Salix Pharmaceuticals, Ltd. + ................        6,181
      300 Sangamo Biosciences, Inc. + ..................        1,044
      800 Savient Pharmaceuticals, Inc. + ..............        4,632
   25,725 Schering-Plough Corp. ........................      438,097
      100 Senomyx, Inc. + ..............................          279
    3,700 Sepracor, Inc. + .............................       40,626
    1,500 Sequenom, Inc. + .............................       29,760
      450 Sirona Dental Systems, Inc. + ................        4,725
      700 Skilled Healthcare Group, Inc., Class A + ....        5,908
      100 Somaxon Pharmaceuticals, Inc. + ..............          127
    6,350 St. Jude Medical, Inc. + .....................      209,296
      650 STERIS Corp. .................................       15,529
    5,470 Stryker Corp. ................................      218,526
    3,000 SurModics, Inc. + ............................       75,810
      200 Symmetry Medical, Inc. + .....................        1,594
      400 Synta Pharmaceuticals Corp. + ................        2,448
      900 Techne Corp. .................................       58,068
      400 Telik, Inc. + ................................          152
    4,626 Tenet Healthcare Corp. + .....................        5,320
      500 Theravance, Inc. + ...........................        6,195
      600 Thermage, Inc. + .............................          822
    6,859 Thermo Fisher Scientific, Inc. + .............      233,686
    1,000 TranS1, Inc. + ...............................        7,210
       50 Transcend Services, Inc. + ...................          491
      600 United American Healthcare Corp. + ...........          888
      200 United Therapeutics Corp. + ..................       12,510
   19,412 UnitedHealth Group, Inc. .....................      516,359
      500 Universal American Corp. + ...................        4,410
    1,300 Universal Health Services, Inc., Class B .....       48,841
      750 Valeant Pharmaceuticals International + ......       17,175
    2,600 Varian Medical Systems, Inc. + ...............       91,104
    1,100 VCA Antech, Inc. + ...........................       21,868
    2,100 Vertex Pharmaceuticals, Inc. + ...............       63,798
      800 Viropharma, Inc. + ...........................       10,416
      500 Virtual Radiologic Corp. + ...................        4,240
    2,850 Warner Chilcott, Ltd., Class A + .............       41,325
    2,100 Waters Corp. + ...............................       76,965
    1,350 Watson Pharmaceuticals, Inc. + ...............       35,869
    7,391 WellPoint, Inc. + ............................      311,383
   20,450 Wyeth ........................................      767,079
    4,700 Zimmer Holdings, Inc. + ......................      189,974
      300 Zymogenetics, Inc. + .........................          900
                                                           ----------
                                                           22,687,205
                                                           ----------
INDUSTRIALS -- 11.6%
    9,400 3M Co. .......................................      540,876
    3,000 AAON, Inc. ...................................       62,640
      200 Accuride Corp. + .............................           46
      240 Actuant Corp., Class A .......................        4,565
      100 Acuity Brands, Inc. ..........................        3,491


   SHARES                                                   VALUE
   ------                                                   -----

INDUSTRIALS -- 11.6% (CONTINUED)
    1,100 Aecom Technology Corp. + ..................... $     33,803
    1,200 AeroCentury Corp. + ..........................       10,920
      850 AGCO Corp. + .................................       20,052
      200 Aircastle, Ltd. ..............................          956
    2,000 Albany International Corp., Class A ..........       25,680
      350 Alexander & Baldwin, Inc. ....................        8,771
      150 Alliant Techsystems, Inc. + ..................       12,864
      250 Amerco, Inc. + ...............................        8,633
      300 American Commercial Lines, Inc. + ............        1,470
       50 Ameron International Corp. ...................        3,146
    1,050 Ametek, Inc. .................................       31,720
    4,875 AMR Corp. + ..................................       52,016
    1,500 Amrep Corp. + ................................       46,920
      500 Apogee Enterprises, Inc. .....................        5,180
      100 Applied Energetics, Inc. + ...................           32
      200 Applied Signal Technology, Inc. ..............        3,588
      300 Armstrong World Industries, Inc. .............        6,486
      250 Ascent Solar Technologies, Inc. + ............          940
    1,100 Avery Dennison Corp. .........................       36,003
      592 Avis Budget Group, Inc. + ....................          414
      200 Baker (Michael) Corp. + ......................        7,382
      400 Basin Water, Inc. + ..........................          208
    3,575 BE Aerospace, Inc. + .........................       27,492
      500 Blount International, Inc. + .................        4,740
      900 BlueLinx Holdings, Inc. + ....................        1,701
   11,500 Boeing Co. ...................................      490,705
      550 Brady Corp., Class A .........................       13,172
      450 Brink's Co. (The) ............................       12,096
      100 BTU International, Inc. + ....................          400
    1,000 Bucyrus International, Inc., Class A .........       18,520
      450 Builders FirstSource, Inc. + .................          689
      150 Building Materials Holding Corp. .............           55
    4,540 Burlington Northern Santa Fe Corp. ...........      343,723
      100 C&D Technologies, Inc. + .....................          313
      500 Carlisle Cos., Inc. ..........................       10,350
      100 Casella Waste Systems, Inc., Class A + .......          408
    9,900 Caterpillar, Inc. ............................      442,233
    2,300 CBIZ, Inc. + .................................       19,895
      400 CDI Corp. ....................................        5,176
      400 Ceco Environmental Corp. + ...................          968
      300 Celadon Group, Inc. + ........................        2,559
      800 Cenveo, Inc. + ...............................        3,560
    3,450 CH Robinson Worldwide, Inc. ..................      189,854
    1,832 Cintas Corp. .................................       42,557
      400 Clarcor, Inc. ................................       13,272
      300 Coleman Cable, Inc. + ........................        1,359
    1,000 Colfax Corp. + ...............................       10,390
      400 Columbus McKinnon Corp. + ....................        5,460
      900 Comfort Systems USA, Inc. ....................        9,594
      300 Commercial Vehicle Group, Inc. + .............          279
      100 Competitive Technologies, Inc. + .............           99
      750 COMSYS IT Partners, Inc. + ...................        1,680
    2,000 Continental Airlines, Inc., Class B + ........       36,120
      450 Con-way, Inc. ................................       11,970
    2,725 Cooper Industries, Ltd., Class A .............       79,652
      700 Copart, Inc. + ...............................       19,033
      200 Cornell, Inc. + ..............................        3,718
    1,700 Corrections Corp. of America + ...............       27,812
    3,350 Covanta Holding Corp. + ......................       73,566
      100 Covenant Transportation Group, Inc., Class A +          201
      300 Crane Co. ....................................        5,172
    6,750 CSX Corp. ....................................      219,173
    2,500 Cummins, Inc. ................................       66,825
      300 Curtiss-Wright Corp. .........................       10,017
    3,918 Danaher Corp. ................................      221,798
    8,750 Deere & Co. ..................................      335,300

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                  December 31, 2008
Schedule of Investments



   SHARES                                                   VALUE
   ------                                                   -----

INDUSTRIALS -- 11.6% (CONTINUED)
    8,850 Delta Air Lines, Inc. + ...................... $    101,421
      200 Diamond Management & Technology
            Consultants, Inc., Class A .................          842
      200 Document Security Systems, Inc. + ............          366
      500 Dollar Thrifty Automotive Group, Inc. + ......          545
      900 Donaldson Co., Inc. ..........................       30,285
    3,850 Dover Corp. ..................................      126,742
    3,000 Duff & Phelps Corp., Class A + ...............       57,360
    1,525 Dun & Bradstreet Corp. .......................      117,730
      100 DXP Enterprises, Inc. + ......................        1,461
    1,000 Dycom Industries, Inc. + .....................        8,220
      400 Dynamic Materials Corp. ......................        7,724
    3,000 DynCorp International, Inc., Class A + .......       45,510
      200 Eagle Bulk Shipping, Inc. ....................        1,364
    3,100 Eaton Corp. ..................................      154,101
   13,100 Emerson Electric Co. .........................      479,591
      700 Empire Resources, Inc. .......................          875
      550 Encore Wire Corp. ............................       10,428
      500 Ener1, Inc. + ................................        3,575
      500 Energy Recovery, Inc. + ......................        3,790
    1,500 EnergySolutions, Inc. ........................        8,475
    2,000 EnerSys + ....................................       22,000
       50 Ennis, Inc. ..................................          605
    1,975 Equifax, Inc. ................................       52,377
      225 Evergreen Solar, Inc. + ......................          718
    3,725 Expeditors International of Washington,
            Inc. .......................................      123,931
      400 Exponent, Inc. + .............................       12,032
       10 ExpressJet Holdings, Inc., Class A + .........           17
    1,950 Fastenal Co. .................................       67,958
    2,000 Federal Signal Corp. .........................       16,420
    5,382 FedEx Corp. ..................................      345,255
      750 First Advantage Corp., Class A + .............       10,613
    1,750 First Solar, Inc. + ..........................      241,430
      200 Flanders Corp. + .............................          938
      500 Flowserve Corp. ..............................       25,750
    2,600 Fluor Corp. ..................................      116,662
      100 Force Protection, Inc. + .....................          598
    3,000 Foster (L.B.) Co., Class A + .................       93,840
    1,750 Foster Wheeler, Ltd. + .......................       40,915
      600 Frontier Airlines Holdings, Inc. + ...........          108
      100 Frozen Food Express Industries ...............          568
    1,425 FTI Consulting, Inc. + .......................       63,669
      500 FuelCell Energy, Inc. + ......................        1,940
      300 Furmanite Corp. + ............................        1,617
      550 Gardner Denver, Inc. + .......................       12,837
      200 GATX Corp. ...................................        6,194
      300 GenCorp, Inc. + ..............................        1,104
    1,425 General Cable Corp. + ........................       25,208
    6,840 General Dynamics Corp. .......................      393,916
  162,646 General Electric Co. .........................    2,634,865
    2,800 Geo Group, Inc. (The) + ......................       50,484
    1,825 Goodrich Corp. ...............................       67,561
    3,125 Gorman-Rupp Co. (The) ........................       97,250
      487 Graco, Inc. ..................................       11,557
    3,850 GrafTech International, Ltd. + ...............       32,032
      550 Greenbrier, Inc. .............................        3,778
      350 Griffon Corp. + ..............................        3,265
      850 Hardinge, Inc. ...............................        3,442
    1,500 Harsco Corp. .................................       41,520
      200 Herley Industries, Inc. + ....................        2,456
    2,650 Herman Miller, Inc. ..........................       34,530
    3,250 Hertz Global Holdings, Inc. + ................       16,478
      550 Hexcel Corp. + ...............................        4,065
    1,400 HI Shear Technology Corp. ....................       12,838
      300 Hill International, Inc. + ...................        2,112
      600 Hoku Scientific, Inc. + ......................        1,602


   SHARES                                                   VALUE
   ------                                                   -----

INDUSTRIALS -- 11.6% (CONTINUED)
    9,825 Honeywell International, Inc. ................ $    322,555
    2,050 Horizon Lines, Inc., Class A .................        7,154
      400 Hubbell, Inc., Class B .......................       13,072
      400 Hurco Cos., Inc. + ...........................        4,800
      100 Huron Consulting Group, Inc. + ...............        5,727
      300 ICT Group, Inc. + ............................        1,374
      675 IDEX Corp. ...................................       16,301
    6,166 Illinois Tool Works, Inc. ....................      216,118
       50 Imperial Industries, Inc. + ..................           17
      950 Industrial Services of America, Inc. .........        5,007
    5,984 Ingersoll-Rand Co., Ltd., Class A ............      103,822
      100 Innovative Solutions & Support, Inc. .........          395
      500 Integrated Electrical Services, Inc. + .......        4,380
      300 Interface, Inc., Class A .....................        1,392
      500 Interline Brands, Inc. + .....................        5,315
      450 International Shipholding Corp. ..............       11,399
      400 Intersections, Inc. + ........................        2,080
    2,650 Iron Mountain, Inc. + ........................       65,534
    2,500 ITT Corp. ....................................      114,975
    1,300 Jacobs Engineering Group, Inc. + .............       62,530
    1,275 JB Hunt Transport Services, Inc. .............       33,494
    1,025 JetBlue Airways Corp. + ......................        7,278
      251 John Bean Technologies Corp. .................        2,051
      475 Joy Global, Inc. .............................       10,873
       50 Kadant, Inc. + ...............................          674
      923 Kansas City Southern + .......................       17,583
    5,650 KBR, Inc. ....................................       85,880
      400 Kelly Services, Inc., Class A ................        5,204
    2,000 Kennametal, Inc. .............................       44,380
      150 Kforce, Inc. + ...............................        1,152
      700 Kimball International, Inc., Class B .........        6,027
    2,450 Kirby Corp. + ................................       67,032
      387 Knight Transportation, Inc. ..................        6,238
      500 Knoll, Inc. ..................................        4,510
    7,000 Kreisler Manufacturing Corp. + ...............       34,090
    2,675 L-3 Communications Holdings, Inc., Class 3 ...      197,361
      100 LaBarge, Inc. + ..............................        1,435
      100 LECG Corp. + .................................          671
      650 Lennox International, Inc. ...................       20,988
    3,000 Lindsay Corp. ................................       95,370
    6,250 Lockheed Martin Corp. ........................      525,500
      700 LSI Industries, Inc. .........................        4,809
      200 Macquarie Infrastructure Co. LLC .............          754
      400 Manitowoc Co., Inc. (The) ....................        3,464
    1,928 Manpower, Inc. ...............................       65,533
      100 Marten Transport, Ltd. + .....................        1,896
    6,250 Masco Corp. ..................................       69,563
    2,500 MasTec, Inc. + ...............................       28,950
    3,875 McDermott International, Inc. + ..............       38,285
      600 Meadow Valley Corp. + ........................        4,758
      800 Medis Technologies, Ltd. + ...................          360
      300 Mesa Air Group, Inc. + .......................           78
      150 Metalico, Inc. + .............................          233
      300 Mfri, Inc. + .................................        1,299
    4,150 Monster Worldwide, Inc. + ....................       50,173
    3,450 MPS Group, Inc. + ............................       25,978
      300 MSC Industrial Direct Co., Class A ...........       11,049
    2,400 Mueller Water Products, Inc., Class B ........       20,256
      100 NACCO Industries, Inc., Class A ..............        3,741
      400 Navigant Consulting, Inc. + ..................        6,348
    1,500 Navistar International Corp. + ...............       32,070
    3,000 NCI Building Systems, Inc. + .................       48,900
    7,400 Norfolk Southern Corp. .......................      348,170
      200 North American Galvanizing & Coating, Inc. + .          766
    6,150 Northrop Grumman Corp. .......................      276,996

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                  December 31, 2008
Schedule of Investments


   SHARES                                                   VALUE
   ------                                                   -----

INDUSTRIALS -- 11.6% (CONTINUED)
      100 On Assignment, Inc. + ........................ $        567
      500 Orion Energy Systems, Inc. + .................        2,705
    1,000 Orion Marine Group, Inc. + ...................        9,660
      300 Oshkosh Corp. ................................        2,667
      950 Owens Corning, Inc. + ........................       16,435
    6,955 PACCAR, Inc. .................................      198,913
      500 Pacer International, Inc. ....................        5,215
      550 Pall Corp. ...................................       15,637
    5,693 Parker Hannifin Corp. ........................      242,180
    1,300 Pentair, Inc. ................................       30,771
      600 Pike Electric Corp. + ........................        7,380
    3,825 Pitney Bowes, Inc. ...........................       97,461
      200 Portec Rail Products, Inc. ...................        1,446
      200 Power-One, Inc. + ............................          238
    1,250 PowerSecure International, Inc. + ............        4,113
    2,000 Precision Castparts Corp. ....................      118,960
      220 PRG-Schultz International, Inc. + ............          898
    1,000 Quanex Building Products Corp. ...............        9,370
    2,450 Quanta Services, Inc. + ......................       48,510
    6,600 Raytheon Co. .................................      336,864
    3,000 RBC Bearings, Inc. + .........................       60,840
    5,118 Republic Services, Inc., Class A .............      126,875
      200 Resources Connection, Inc. + .................        3,276
    3,200 Robert Half International, Inc. ..............       66,624
    2,500 Rockwell Automation, Inc. ....................       80,600
    3,025 Rockwell Collins, Inc. .......................      118,247
    1,150 Roper Industries, Inc. .......................       49,922
    2,450 RR Donnelley & Sons Co. ......................       33,271
    2,200 RSC Holdings, Inc. + .........................       18,744
       75 Rush Enterprises, Inc., Class A + ............          643
      400 Ryder System, Inc. ...........................       15,512
      150 Saia, Inc. + .................................        1,629
      500 Sauer-Danfoss, Inc. ..........................        4,375
      300 Shaw Group, Inc. (The) + .....................        6,141
      300 SIFCO Industries, Inc. + .....................        1,785
    1,600 Simclar, Inc. + ..............................          400
       50 Simpson Manufacturing Co., Inc. ..............        1,388
      500 Skywest, Inc. ................................        9,300
   12,218 Southwest Airlines Co. .......................      105,319
      500 Spherion Corp. + .............................        1,105
      900 Spire Corp. + ................................        4,626
    3,600 Spirit Aerosystems Holdings, Inc.,
            Class A + ..................................       36,612
      484 SPX Corp. ....................................       19,626
    3,100 Standard Parking Corp. + .....................       59,954
    2,350 Standard Register Co. (The) ..................       20,985
       50 Standex International Corp. ..................          992
    1,000 Steelcase, Inc., Class A .....................        5,620
    1,875 Stericycle, Inc. + ...........................       97,650
      637 Sunpower Corp., Class B + ....................       19,390
    3,000 Sunpower Corp., Class A + ....................      111,000
      100 Sypris Solutions, Inc. .......................           62
      200 Taser International, Inc. + ..................        1,056
    2,200 TBS International, Ltd., Class A + ...........       22,066
      500 Tecumseh Products Co., Class A + .............        4,790
      250 Tennant Co. ..................................        3,850
    4,400 Terex Corp. + ................................       76,208
      443 Tetra Tech, Inc. + ...........................       10,698
    2,800 Textron, Inc. ................................       38,836
    1,575 Thomas & Betts Corp. + .......................       37,832
      600 Thomas Group, Inc. ...........................          330
      800 Timken Co. ...................................       15,704
      312 Titan International, Inc. ....................        2,574
      300 Toro Co. .....................................        9,900
      100 TRC, Inc. + ..................................          194
      300 Trex Co., Inc. + .............................        4,938
      100 Trimas Corp. + ...............................          138


   SHARES                                                   VALUE
   ------                                                   -----

INDUSTRIALS -- 11.6% (CONTINUED)
      800 Trinity Industries, Inc. ..................... $     12,608
    2,525 TRM Corp. + ..................................          278
    1,000 TurboChef Technologies, Inc. + ...............        4,910
      400 Twin Disc, Inc. ..............................        2,756
    6,662 Tyco International, Ltd. .....................      143,899
      125 UAL Corp. ....................................        1,378
      200 Ultralife Corp. + ............................        2,682
    8,150 Union Pacific Corp. ..........................      389,570
   12,000 United Parcel Service, Inc., Class B .........      661,920
      100 United Rentals, Inc. + .......................          912
      150 United Stationers, Inc. + ....................        5,024
   15,344 United Technologies Corp. ....................      822,438
      400 Universal Forest Products, Inc. ..............       10,764
      850 URS Corp. + ..................................       34,654
      991 US Airways Group, Inc. + .....................        7,660
      200 US Home Systems, Inc. + ......................          518
      500 UTEK Corp. + .................................        4,450
      900 UTi Worldwide, Inc. ..........................       12,906
      300 Vicor Corp. ..................................        1,983
      450 Volt Information Sciences, Inc. + ............        3,253
       50 Wabash National Corp. ........................          225
      300 Wabtec Corp. .................................       11,925
    4,575 Waste Connections, Inc. + ....................      144,433
    9,450 Waste Management, Inc. .......................      313,173
    1,300 Watson Wyatt Worldwide, Inc., Class A ........       62,166
      250 Werner Enterprises, Inc. .....................        4,335
    1,500 Woodward Governor Co. ........................       34,530
      300 WW Grainger, Inc. ............................       23,652
      500 Xerium Technologies, Inc. ....................          330
      650 YRC Worldwide, Inc. + ........................        1,866
                                                         ------------
                                                           17,930,900
                                                         ------------
INFORMATION TECHNOLOGY -- 15.5%
      800 3Com Corp. + .................................        1,824
      300 Acacia Research-Acacia Technologies + ........          912
    7,850 Accenture, Ltd., Class A .....................      257,401
      200 Access Integrated Technologies, Inc.,
            Class A ....................................           74
    1,500 ACI Worldwide, Inc. + ........................       23,850
      100 Actel Corp. + ................................        1,172
    8,938 Activision Blizzard, Inc. + ..................       77,224
    1,781 ADC Telecommunications, Inc. + ...............        9,742
      600 ADDvantage Technologies Group, Inc. + ........        1,068
    9,184 Adobe Systems, Inc. + ........................      195,527
      700 Adtran, Inc. .................................       10,416
      500 Advanced Analogic Technologies, Inc. + .......        1,510
      700 Advanced Energy Industries, Inc. + ...........        6,965
    5,950 Advanced Micro Devices, Inc. + ...............       12,852
    3,000 Advent Software, Inc. + ......................       59,910
      500 Aehr Test Systems + ..........................        1,025
      900 Affiliated Computer Services, Inc.,
            Class A + ..................................       41,355
    4,746 Agilent Technologies, Inc. + .................       74,180
      500 Agilysys, Inc. ...............................        2,145
      500 Airvana, Inc. + ..............................        3,060
    2,259 Akamai Technologies, Inc. + ..................       34,088
      650 Alliance Data Systems Corp. + ................       30,245
    4,550 Altera Corp. .................................       76,030
      100 American Technology Corp. + ..................           85
      150 Amkor Technology, Inc. + .....................          327
    3,625 Amphenol Corp., Class A ......................       86,927
      300 Anadigics, Inc. + ............................          444
    4,450 Analog Devices, Inc. .........................       84,639
      200 Anaren, Inc. + ...............................        2,390
      700 Answers Corp. + ..............................        4,809
      922 Ansys, Inc. + ................................       25,715
   15,500 Apple, Inc. + ................................    1,322,925

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                  December 31, 2008
Schedule of Investments


   SHARES                                                   VALUE
   ------                                                   -----

INFORMATION TECHNOLOGY -- 15.5% (CONTINUED)
   21,683 Applied Materials, Inc. ......................   $  219,649
    4,500 Ariba, Inc. + ................................       32,445
    3,854 Arris Group, Inc. + ..........................       30,639
    1,450 Arrow Electronics, Inc. + ....................       27,318
      700 Aspen Technology, Inc. + .....................        5,194
      100 Astea International, Inc. + ..................          206
      400 Atheros Communications, Inc. + ...............        5,724
    4,650 Atmel Corp. + ................................       14,554
    3,000 Autodesk, Inc. + .............................       58,950
    7,125 Automatic Data Processing, Inc. ..............      280,297
    1,825 Avnet, Inc. + ................................       33,233
      350 Avocent Corp. + ..............................        6,269
      800 AVX Corp. ....................................        6,352
      289 Axcelis Technologies, Inc. + .................          147
    3,300 Bankrate, Inc. + .............................      125,400
       22 BearingPoint, Inc. + .........................           30
      300 Bel Fuse, Inc., Class B ......................        6,360
    1,150 Benchmark Electronics, Inc. + ................       14,686
      150 BigBand Networks, Inc. + .....................          828
      600 Bitstream, Inc., Class A + ...................        2,778
      300 Blackbaud, Inc. ..............................        4,050
      200 Blue Coat Systems, Inc. + ....................        1,680
    3,242 BMC Software, Inc. + .........................       87,242
      100 Brightpoint, Inc. + ..........................          435
    8,065 Broadcom Corp., Class A + ....................      136,863
      950 Broadridge Financial Solutions, Inc. .........       11,913
    4,450 Brocade Communications Systems, Inc. + .......       12,460
      106 Brooks Automation, Inc. + ....................          616
    7,122 CA, Inc. .....................................      131,971
    3,902 Cadence Design Systems, Inc. + ...............       14,281
      200 Callidus Software, Inc. + ....................          598
      200 Cascade Microtech, Inc. + ....................          390
      600 Catapult Communications Corp. + ..............        3,942
    2,000 Checkpoint Systems, Inc. + ...................       19,680
      900 Ciber, Inc. + ................................        4,329
    4,197 Ciena Corp. + ................................       28,120
      400 Cirrus Logic, Inc. + .........................        1,072
   96,323 Cisco Systems, Inc. + ........................    1,570,065
    2,625 Citrix Systems, Inc. + .......................       61,871
    5,625 Cognizant Technology Solutions Corp.,
            Class A + ..................................      101,587
      791 CommScope, Inc. + ............................       12,292
    3,280 Computer Sciences Corp. + ....................      115,259
    6,325 Compuware Corp. + ............................       42,694
      400 comScore, Inc. + .............................        5,100
      100 Comtech Telecommunications Corp. + ...........        4,582
    1,300 Concur Technologies, Inc. + ..................       42,666
    2,300 Convergys Corp. + ............................       14,743
   25,069 Corning, Inc. ................................      238,908
      500 CPI International, Inc. + ....................        4,330
      100 Cray, Inc. + .................................          208
      700 Cree, Inc. + .................................       11,109
      100 CTS Corp. ....................................          551
    3,509 Cybersource Corp. + ..........................       42,073
       25 Cypress Semiconductor Corp. + ................          112
      600 Datalink Corp. + .............................        1,866
    2,000 DealerTrack Holdings, Inc. + .................       23,780
   30,000 Dell, Inc. + .................................      307,200
      403 Deltek, Inc. + ...............................        1,870
      388 Dice Holdings, Inc. + ........................        1,583
      550 Diebold, Inc. ................................       15,449
      400 Digital Ally, Inc. + .........................        1,236
    1,000 Diodes, Inc. + ...............................        6,060
      300 Ditech Networks, Inc. + ......................          246
    1,000 DivX, Inc. + .................................        5,230
    1,300 Dolby Laboratories, Inc., Class A + ..........       42,588
    3,721 Earthlink, Inc. + ............................       25,154


   SHARES                                                   VALUE
   ------                                                   -----

INFORMATION TECHNOLOGY -- 15.5% (CONTINUED)
   18,750 eBay, Inc. + ................................. $    261,750
      150 Echelon Corp. + ..............................        1,222
      100 EF Johnson Technologies, Inc. + ..............          134
      100 Electro Scientific Industries, Inc. + ........          679
    4,800 Electronic Arts, Inc. + ......................       76,992
      450 Electronics for Imaging, Inc. + ..............        4,302
   32,279 EMC Corp. + ..................................      337,961
      500 Emcore Corp. + ...............................          650
    3,000 EMS Technologies, Inc. + .....................       77,610
    3,250 Emulex Corp. + ...............................       22,685
      200 En Pointe Technologies, Inc. + ...............          120
      100 EndWave Corp. + ..............................          240
      836 Entegris, Inc. + .............................        1,831
      200 Entorian Technologies, Inc. + ................           58
      400 Epicor Software Corp. + ......................        1,920
      500 Exar Corp. + .................................        3,335
      200 Extreme Networks + ...........................          468
      900 F5 Networks, Inc. + ..........................       20,574
      450 Factset Research Systems, Inc. ...............       19,908
    1,444 Fair Isaac Corp. .............................       24,346
    1,950 Fairchild Semiconductor International,
            Inc., Class A + ............................        9,535
      900 FalconStor Software, Inc. + ..................        2,502
      200 FARO Technologies, Inc. + ....................        3,372
    2,118 Fidelity National Information Services,
            Inc. .......................................       34,460
    2,128 Fiserv, Inc. + ...............................       77,395
    1,500 Flir Systems, Inc. + .........................       46,020
      350 Formfactor, Inc. + ...........................        5,110
    3,000 Forrester Research, Inc. + ...................       84,630
    1,700 Gartner, Inc. + ..............................       30,311
      150 Gevity HR, Inc. ..............................          227
       12 GigOptix, Inc. + .............................           12
      350 Global Cash Access Holdings, Inc. + ..........          777
      850 Global Payments, Inc. ........................       27,872
      200 Globecomm Systems, Inc. + ....................        1,098
      400 Glu Mobile, Inc. + ...........................          200
    3,650 Google, Inc., Class A + ......................    1,122,923
      450 GSI Commerce, Inc. + .........................        4,734
      200 Guidance Software, Inc. + ....................          816
      800 Harmonic, Inc. + .............................        4,488
    1,925 Harris Corp. .................................       73,246
    2,300 Harris Stratex Networks, Inc., Class A + .....       11,868
    2,870 Hewitt Associates, Inc., Class A + ...........       81,451
   40,577 Hewlett-Packard Co. ..........................    1,472,539
      500 Hypercom Corp. + .............................          540
      100 ID Systems, Inc. + ...........................          405
      100 iGO, Inc. + ..................................           70
       50 Ikanos Communications, Inc. + ................           63
      200 Imergent, Inc. ...............................          830
    1,600 Infinera Corp. + .............................       14,336
      400 infoGROUP, Inc. ..............................        1,896
    2,875 Informatica Corp. + ..........................       39,474
      250 Infospace, Inc. ..............................        1,888
    1,100 Ingram Micro, Inc., Class A + ................       14,729
      760 Integrated Device Technology, Inc. + .........        4,264
      400 Integrated Silicon Solution, Inc. + ..........          652
   90,466 Intel Corp. ..................................    1,326,232
      350 Interactive Intelligence, Inc. + .............        2,243
      300 InterDigital, Inc. + .........................        8,250
      200 Intermec, Inc. + .............................        2,656
      371 Internap Network Services Corp. + ............          928
   21,770 International Business Machines Corp. ........    1,832,163
    1,350 International Rectifier Corp. + ..............       18,225
      100 Internet Capital Group, Inc. + ...............          545
      600 Interphase Corp. + ...........................          996
    3,850 Intersil Corp., Class A ......................       35,382

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                  December 31, 2008
Schedule of Investments



   SHARES                                                   VALUE
   ------                                                   -----

INFORMATION TECHNOLOGY -- 15.5% (CONTINUED)
      450 Interwoven, Inc. + ........................... $      5,670
    4,525 Intuit, Inc. + ...............................      107,650
      300 INX, Inc. + ..................................        1,290
    2,000 IPG Photonics Corp. + ........................       26,360
      200 Isilon Systems, Inc. + .......................          658
      400 Ixia + .......................................        2,312
      800 IXYS Corp. ...................................        6,608
      450 j2 Global Communications, Inc. + .............        9,018
    1,100 Jabil Circuit, Inc. ..........................        7,425
    2,750 Jack Henry & Associates, Inc. ................       53,377
      550 JDA Software Group, Inc. + ...................        7,222
    3,403 JDS Uniphase Corp. + .........................       12,421
    8,365 Juniper Networks, Inc. + .....................      146,471
      300 Jupitermedia Corp. + .........................          111
      100 Keithley Instruments, Inc. ...................          365
      700 Kemet Corp. + ................................          189
      600 KEY Tronic Corp. + ...........................          582
      100 Keynote Systems, Inc. + ......................          771
    3,525 Kla-Tencor Corp. .............................       76,810
      800 Knot, Inc. (The) + ...........................        6,656
      400 Kulicke & Soffa Industries, Inc. + ...........          680
       73 L-1 Identity Solutions, Inc. + ...............          492
    1,125 Lam Research Corp. + .........................       23,940
      600 LaserCard Corp. + ............................        2,184
      200 Lattice Semiconductor Corp. + ................          302
    2,250 Lawson Software, Inc. + ......................       10,665
      200 Leadis Technology, Inc. + ....................           66
      100 LeCroy Corp. + ...............................          305
      359 Lender Processing Services, Inc. .............       10,573
    1,875 Lexmark International, Inc., Class A + .......       50,438
      400 Limelight Networks, Inc. + ...................          980
    3,625 Linear Technology Corp. ......................       80,185
    2,450 Liquidity Services, Inc. + ...................       20,409
      100 LiveWire Mobile, Inc. + ......................           11
      193 Local.com Corp. + ............................          309
      200 LoJack Corp. + ...............................          824
      700 LoopNet, Inc. + ..............................        4,774
      300 Loral Space & Communications, Inc. + .........        4,359
    9,410 LSI Corp. + ..................................       30,959
    3,701 Macrovision Solutions Corp. + ................       46,818
       50 Magma Design Automation, Inc. + ..............           51
      100 Majesco Entertainment Co. + ..................           56
      600 MakeMusic, Inc. + ............................        1,506
      200 Marchex, Inc., Class B .......................        1,166
    7,750 Marvell Technology Group, Ltd. + .............       51,692
    2,425 Mastercard, Inc., Class A ....................      346,605
      400 Mattson Technology, Inc. + ...................          564
    4,000 Maxim Integrated Products, Inc. ..............       45,680
    2,450 McAfee, Inc. + ...............................       84,696
      200 Measurement Specialties, Inc. + ..............        1,390
    3,075 MEMC Electronic Materials, Inc. + ............       43,911
    2,250 Mentor Graphics Corp. + ......................       11,632
      100 Mercury Computer Systems, Inc. + .............          631
      500 Merix Corp. + ................................          150
    2,702 Metavante Technologies, Inc. + ...............       43,529
      400 Methode Electronics, Inc. ....................        2,696
      600 Micrel, Inc. .................................        4,386
    3,637 Microchip Technology, Inc. ...................       71,031
    8,952 Micron Technology, Inc. + ....................       23,633
    1,400 Micronetics, Inc. + ..........................        4,704
      200 Micros Systems, Inc. + .......................        3,264
      650 Microsemi Corp. + ............................        8,216
  129,540 Microsoft Corp. ..............................    2,518,258
      900 Midway Games, Inc. + .........................          171
      200 MIPS Technologies, Inc., Class A + ...........          222
    3,675 Molex, Inc. ..................................       53,251
      300 MoneyGram International, Inc. ................          303


   SHARES                                                   VALUE
   ------                                                   -----

INFORMATION TECHNOLOGY -- 15.5% (CONTINUED)
      600 Monolithic Power Systems, Inc. + ............. $      7,566
      100 MoSys, Inc. + ................................          210
   32,666 Motorola, Inc. ...............................      144,710
        4 Move, Inc. + .................................            6
    3,000 MTS Systems Corp. ............................       79,920
      900 Multi-Fineline Electronix, Inc. + ............       10,521
      200 Nanometrics, Inc. + ..........................          232
      900 Napco Security Systems, Inc. + ...............        1,161
    1,475 National Instruments Corp. ...................       35,931
    3,825 National Semiconductor Corp. .................       38,518
      200 NaviSite, Inc. + .............................           80
    3,000 NCI, Inc., Class A + .........................       90,390
    1,225 NCR Corp. + ..................................       17,322
    4,350 NetApp, Inc. + ...............................       60,770
    2,000 Netgear, Inc. + ..............................       22,820
      500 NetList, Inc. + ..............................          150
      400 Netlogic Microsystems, Inc. + ................        8,804
      200 Netscout Systems, Inc. + .....................        1,724
    2,000 NetSuite, Inc. + .............................       16,880
      100 Network Equipment Technologies, Inc. + .......          288
      750 NeuStar, Inc., Class A + .....................       14,347
    3,000 Neutral Tandem, Inc. + .......................       48,660
      200 Newport Corp. + ..............................        1,356
       50 Novatel Wireless, Inc. + .....................          232
    4,859 Novell, Inc. + ...............................       18,902
    1,923 Novellus Systems, Inc. + .....................       23,730
    5,550 Nuance Communications, Inc. + ................       57,498
      100 NVE Corp. + ..................................        2,613
    7,825 Nvidia Corp. + ...............................       63,148
      600 Occam Networks, Inc. + .......................        1,440
      147 Omniture, Inc. + .............................        1,564
      500 Omnivision Technologies, Inc. + ..............        2,625
    8,105 ON Semiconductor Corp. + .....................       27,557
      100 Online Resources Corp. + .....................          474
      311 Openwave Systems, Inc. + .....................          202
      100 Opnet Technologies, Inc. + ...................          986
       50 Opnext, Inc. + ...............................           87
      700 Optelecom-NKF, Inc. + ........................        2,947
   65,330 Oracle Corp. + ...............................    1,158,301
      200 OSI Systems, Inc. + ..........................        2,770
      100 Overland Storage, Inc. + .....................           25
      480 Palm, Inc. + .................................        1,474
      100 PAR Technology Corp. + .......................          555
      240 Parametric Technology Corp. + ................        3,036
      200 Parkervision, Inc. + .........................          494
    4,850 Paychex, Inc. ................................      127,458
      150 Pegasystems, Inc. ............................        1,854
      100 Pericom Semiconductor Corp. + ................          548
    1,850 Perot Systems Corp., Class A + ...............       25,289
        8 Pfsweb, Inc. + ...............................            6
      100 Phoenix Technologies, Ltd. + .................          350
      100 Photronics, Inc. + ...........................          195
       33 Pixelworks, Inc. + ...........................           24
      100 Planar Systems, Inc. + .......................           61
      350 Plantronics, Inc. ............................        4,620
      100 PLATO Learning, Inc. + .......................          120
      350 Plexus Corp. + ...............................        5,932
      100 PLX Technology, Inc. + .......................          172
    1,825 PMC - Sierra, Inc. + .........................        8,869
      950 Polycom, Inc. + ..............................       12,835
      380 Powerwave Technologies, Inc. + ...............          190
      400 QAD, Inc. ....................................        1,676
    2,650 QLogic Corp. + ...............................       35,616
   26,625 QUALCOMM, Inc. ...............................      953,974
      300 Rackspace Hosting, Inc. + ....................        1,614
      100 Radiant Systems, Inc. + ......................          337
    3,000 Rambus, Inc. + ...............................       47,760

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                  December 31, 2008
Schedule of Investments



   SHARES                                                   VALUE
   ------                                                   -----

INFORMATION TECHNOLOGY -- 15.5% (CONTINUED)
      126 RealNetworks, Inc. + ......................... $        445
    4,990 Red Hat, Inc. + ..............................       65,968
      600 Relm Wireless Corp. + ........................          432
       89 Remec, Inc. ..................................           53
      600 Renaissance Learning, Inc. ...................        5,394
      727 RF Micro Devices, Inc. + .....................          567
      200 RightNow Technologies, Inc. + ................        1,546
      340 Rudolph Technologies, Inc. + .................        1,200
    2,400 S1 Corp. + ...................................       18,936
    2,025 SAIC, Inc. + .................................       39,447
    2,000 Salesforce.com, Inc. + .......................       64,020
    6,525 SanDisk Corp. + ..............................       62,640
    3,001 Sanmina-SCI Corp. + ..........................        1,410
      150 Sapient Corp. + ..............................          666
    1,000 SAVVIS, Inc. + ...............................        6,890
    3,000 Scansource, Inc. + ...........................       57,810
    5,159 Seagate Technology ...........................       22,854
      100 Semitool, Inc. + .............................          305
    3,500 Semtech Corp. + ..............................       39,445
    1,400 Sento Corp. + ................................           17
      300 ShoreTel, Inc. + .............................        1,347
      100 Silicon Image, Inc. + ........................          420
      100 Silicon Storage Technology, Inc. + ...........          229
      600 Simulations Plus, Inc. + .....................          552
      350 SiRF Technology Holdings, Inc. + .............          448
    5,607 Skyworks Solutions, Inc. + ...................       31,063
      200 Smart Modular Technologies WWH, Inc. + .......          308
      300 Smith Micro Software, Inc. + .................        1,668
      200 Soapstone Networks, Inc. + ...................          516
    4,500 Solera Holdings, Inc. + ......................      108,450
      200 Sonic Solutions, Inc. + ......................          352
      400 SonicWALL, Inc. + ............................        1,592
      625 Sonus Networks, Inc. + .......................          987
      500 Spansion, Inc., Class A + ....................           95
    3,000 SPSS, Inc. + .................................       80,880
      200 SRA International, Inc., Class A + ...........        3,450
      500 Starent Networks Corp. + .....................        5,965
      200 STEC, Inc. + .................................          852
    1,000 SuccessFactors, Inc. + .......................        5,740
    9,950 Sun Microsystems, Inc. + .....................       38,009
      950 Sybase, Inc. + ...............................       23,531
      400 Sycamore Networks, Inc. + ....................        1,076
   13,683 Symantec Corp. + .............................      184,994
      100 Symmetricom, Inc. + ..........................          395
      700 Symyx Technologies + .........................        4,158
    2,917 Synopsys, Inc. + .............................       54,023
    1,550 Take-Two Interactive Software, Inc. ..........       11,718
    2,350 Tech Data Corp. + ............................       41,924
      800 TechTarget, Inc. + ...........................        3,456
    1,000 TeleTech Holdings, Inc. + ....................        8,350
    4,904 Tellabs, Inc. + ..............................       20,204
    2,400 Teradata Corp. + .............................       35,592
    2,425 Teradyne, Inc. + .............................       10,233
      200 Terremark Worldwide, Inc. + ..................          778
    1,600 Tessco Technologies, Inc. + ..................       13,936
      400 Tessera Technologies, Inc. + .................        4,752
   20,572 Texas Instruments, Inc. ......................      319,277
    1,000 THQ, Inc. + ..................................        4,190
    1,425 TIBCO Software, Inc. + .......................        7,396
      800 TiVo, Inc. + .................................        5,728
      200 TNS, Inc. + ..................................        1,878
    2,937 Total System Services, Inc. ..................       41,118
      700 Travelzoo, Inc. + ............................        3,892
      150 Trident Microsystems, Inc. + .................          284
    1,667 Trimble Navigation, Ltd. + ...................       36,024
      500 Trio Tech International ......................          900


   SHARES                                                   VALUE
   ------                                                   -----

INFORMATION TECHNOLOGY -- 15.5% (CONTINUED)
      600 TriQuint Semiconductor, Inc. + ............... $      2,064
      100 Trx, Inc. + ..................................           48
      200 TTM Technologies, Inc. + .....................        1,042
    6,437 Tyco Electronics, Ltd. .......................      104,344
    1,000 Tyler Technologies, Inc. + ...................       11,980
      700 Unica Corp. + ................................        3,836
    2,570 Unisys Corp. + ...............................        2,185
    1,000 United Online, Inc. ..........................        6,070
      700 Universal Display Corp. + ....................        6,615
      200 Utstarcom, Inc. + ............................          370
    4,505 Valueclick, Inc. + ...........................       30,814
      850 Varian Semiconductor Equipment
            Associates, Inc. + .........................       15,402
      450 VASCO Data Security International, Inc. + ....        4,649
      900 VeriFone Holdings, Inc. + ....................        4,410
    3,916 VeriSign, Inc. + .............................       74,717
      425 Vicon Industries, Inc. + .....................        2,372
       50 Vignette Corp. + .............................          470
      200 Virage Logic Corp. + .........................          598
    8,950 Visa, Inc., Class A ..........................      469,428
    1,106 Vishay Intertechnology, Inc. + ...............        3,783
      300 Volterra Semiconductor Corp. + ...............        2,145
      200 Web.com Group, Inc. + ........................          732
      250 WebMD Health Corp., Class A + ................        5,897
    2,025 Western Digital Corp. + ......................       23,186
   10,054 Western Union Co. (The) ......................      144,174
    3,200 Wind River Systems, Inc. + ...................       28,896
      200 Wireless Ronin Technologies, Inc. + ..........          164
      200 Wireless Xcessories Group + ..................          108
      100 WPCS International, Inc. + ...................          197
   14,950 Xerox Corp. ..................................      119,151
    3,775 Xilinx, Inc. .................................       67,270
      900 X-Rite, Inc. + ...............................        1,341
   19,500 Yahoo!, Inc. + ...............................      237,900
      725 Zebra Technologies Corp., Class A + ..........       14,689
      800 Zoran Corp. + ................................        5,464
    1,000 Zygo Corp. + .................................        6,910
                                                         ------------
                                                           23,944,442
                                                         ------------
MATERIALS -- 3.2%
      126 AbitibiBowater, Inc. + .......................           59
    4,300 Air Products & Chemicals, Inc. ...............      216,161
    4,120 Airgas, Inc. .................................      160,639
      875 AK Steel Holding Corp. .......................        8,155
    1,000 Albemarle Corp. ..............................       22,300
   11,298 Alcoa, Inc. ..................................      127,216
    1,350 Allegheny Technologies, Inc. .................       34,466
      500 AM Castle & Co. ..............................        5,415
      750 Aptargroup, Inc. .............................       26,430
       50 Arch Chemicals, Inc. .........................        1,303
      517 Ashland, Inc. ................................        5,434
      200 Ball Corp. ...................................        8,318
    1,350 Bemis Co., Inc. ..............................       31,968
      300 Buckeye Technologies, Inc. + .................        1,092
    1,400 Cabot Corp. ..................................       21,420
    1,500 Carpenter Technology Corp. ...................       30,810
    1,000 Celanese Corp., Ser A, Class A ...............       12,430
    2,000 Century Aluminum Co. + .......................       20,000
    1,300 CF Industries Holdings, Inc. .................       63,908
      270 Chemtura Corp. ...............................          378
    1,900 Cliffs Natural Resources, Inc. ...............       48,659
    3,200 Coeur d'Alene Mines Corp. + ..................        2,816
      300 Commercial Metals Co. ........................        3,561
    1,800 Core Molding Technologies, Inc. + ............        4,680
    3,500 Crown Holdings, Inc. + .......................       67,200
    3,600 Domtar Corp. + ...............................        6,012

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                  December 31, 2008
Schedule of Investments



   SHARES                                                   VALUE
   ------                                                   -----

MATERIALS -- 3.2% (CONTINUED)
   15,261 Dow Chemical Co. (The) ....................... $    230,288
    3,200 Eagle Materials, Inc. ........................       58,912
      400 Eastman Chemical Co. .........................       12,684
    3,400 Ecolab, Inc. .................................      119,510
   15,350 EI Du Pont de Nemours & Co. ..................      388,355
    1,000 Ferro Corp. ..................................        7,050
    7,001 Freeport-McMoRan Copper & Gold, Inc. .........      171,104
    1,000 Friedman Industries ..........................        6,680
      800 Glatfelter ...................................        7,440
      400 Graphic Packaging Holding Co. + ..............          456
      400 HB Fuller Co. ................................        6,444
      800 Headwaters, Inc. + ...........................        5,400
      600 Hecla Mining Co. + ...........................        1,680
      300 Horsehead Holding Corp. + ....................        1,410
      750 Huntsman Corp. ...............................        2,580
      450 ICO, Inc. + ..................................        1,422
    1,000 International Flavors & Fragrances, Inc. .....       29,720
    4,942 International Paper Co. ......................       58,316
      500 Kronos Worldwide, Inc. .......................        5,825
      794 Louisiana-Pacific Corp. ......................        1,239
      850 Lubrizol Corp. ...............................       30,931
    4,476 MeadWestvaco Corp. ...........................       50,086
    8,330 Monsanto Co. .................................      586,015
    3,000 Mosaic Co. (The) .............................      103,800
      200 Myers Industries, Inc. .......................        1,600
      700 Nalco Holding Co. ............................        8,078
      400 Nanophase Technologies Corp. + ...............          420
    8,450 Newmont Mining Corp. .........................      343,915
    2,200 NL Industries, Inc. ..........................       29,480
    4,270 Nucor Corp. ..................................      197,274
    1,670 Olin Corp. ...................................       30,194
    3,475 Owens-Illinois, Inc. + .......................       94,972
    1,550 Packaging Corp of America ....................       20,863
    1,450 Pactiv Corp. + ...............................       36,076
    1,000 Polyone Corp. + ..............................        3,150
    3,300 PPG Industries, Inc. .........................      140,019
    5,000 Praxair, Inc. ................................      296,800
    2,808 Rohm & Haas Co. ..............................      173,506
    1,300 RPM International, Inc. ......................       17,277
    2,000 RTI International Metals, Inc. + .............       28,620
    2,100 Sealed Air Corp. .............................       31,374
    1,300 Sensient Technologies Corp. ..................       31,044
    1,200 Sigma-Aldrich Corp. ..........................       50,688
    2,625 Smurfit-Stone Container Corp. + ..............          669
      800 Solutia, Inc. + ..............................        3,600
    2,275 Sonoco Products Co. ..........................       52,689
    2,800 Southern Copper Corp. ........................       44,968
      500 Spartech Corp. ...............................        3,130
    4,700 Steel Dynamics, Inc. .........................       52,546
      350 Stillwater Mining Co. + ......................        1,729
      425 Temple-Inland, Inc. ..........................        2,040
    1,050 Terra Industries, Inc. .......................       17,504
      250 Texas Industries, Inc. .......................        8,625
    3,373 Titanium Metals Corp. ........................       29,716
      100 Tronox, Inc., Class A ........................            3
      500 UFP Technologies, Inc. + .....................        2,645
       50 United States Lime & Minerals, Inc. + ........        1,197
    2,500 United States Steel Corp. ....................       93,000
    1,000 US Energy Corp. Wyoming + ....................        1,640
      500 Valhi, Inc. ..................................        5,350
    1,400 Valspar Corp. ................................       25,326
    1,000 Verso Paper Corp. + ..........................        1,030
      586 Vista Gold Corp. + ...........................          656
    2,044 Vulcan Materials Co. .........................      142,222
      100 Wausau Paper Corp. ...........................        1,144
      400 Westlake Chemical Corp. ......................        6,516
    6,550 Weyerhaeuser Co. .............................      200,496


   SHARES                                                   VALUE
   ------                                                   -----

MATERIALS -- 3.2% (CONTINUED)
      400 WR Grace & Co. + ............................. $      2,388
       50 Zep, Inc. ....................................          966
                                                         ------------
                                                            5,055,322
                                                         ------------
TELECOMMUNICATION SERVICES -- 3.6%
      600 Alaska Communications Systems Group, Inc. ....        5,628
    6,775 American Tower Corp., Class A + ..............      198,643
   97,624 AT&T, Inc. ...................................    2,782,284
      350 Cbeyond, Inc. + ..............................        5,593
      100 Centennial Communications Corp. + ............          806
    2,200 CenturyTel, Inc. .............................       60,126
      425 Cincinnati Bell, Inc. + ......................          820
      100 Clearwire Corp., Class A + ...................          493
      200 Cogent Communications Group, Inc. + ..........        1,306
      707 Consolidated Communications Holdings, Inc. ...        8,399
    4,700 Crown Castle International Corp. + ...........       82,626
      100 D&E Communications, Inc. .....................          670
    1,957 Embarq Corp. .................................       70,374
      159 Fairpoint Communications, Inc. ...............          521
      200 Fibernet Telecom Group, Inc. + ...............        2,100
      100 FiberTower Corp. + ...........................           16
    3,251 Frontier Communications Corp. ................       28,414
      600 General Communication, Inc., Class A + .......        4,854
    2,150 Global Crossing, Ltd. + ......................       17,071
      600 Globalstar, Inc. + ...........................          120
    1,800 Goamerica, Inc. + ............................        8,298
      300 Ibasis, Inc. + ...............................          423
       50 IDT Corp., Class B + .........................           20
      100 Kratos Defense & Security Solutions, Inc. + ..          140
    1,300 Leap Wireless International, Inc. + ..........       34,957
   20,036 Level 3 Communications, Inc. + ...............       14,025
    4,600 MetroPCS Communications, Inc. + ..............       68,310
    2,225 NII Holdings, Inc. + .........................       40,451
      400 PAETEC Holding Corp. + .......................          576
    2,300 Premiere Global Services, Inc. + .............       19,803
   18,820 Qwest Communications International, Inc. .....       68,505
    1,200 SBA Communications Corp., Class A + ..........       19,584
   42,754 Sprint Nextel Corp. ..........................       78,240
      200 SureWest Communications ......................        2,284
      800 Syniverse Holdings, Inc. + ...................        9,552
    3,070 Telephone & Data Systems, Inc. ...............       97,472
      400 TerreStar Corp. + ............................          160
    5,475 tw telecom, Inc., Class A + ..................       46,373
      400 USA Mobility, Inc. ...........................        4,628
   50,059 Verizon Communications, Inc. .................    1,697,000
      600 Vonage Holdings Corp. + ......................          396
    5,528 Windstream Corp. .............................       50,858
                                                         ------------
                                                            5,532,919
                                                         ------------
UTILITIES -- 4.6%
   11,760 AES Corp. (The) + ............................       96,902
    1,000 AGL Resources, Inc. ..........................       31,350
    2,400 Allegheny Energy, Inc. .......................       81,264
    1,200 Alliant Energy Corp. .........................       35,016
    6,600 Ameren Corp. .................................      219,516
    7,680 American Electric Power Co., Inc. ............      255,590
    1,500 American Water Works Co., Inc. ...............       31,320
    2,721 Aqua America, Inc. ...........................       56,025
    1,100 Atmos Energy Corp. ...........................       26,070
    6,000 Calpine Corp. + ..............................       43,680
    3,700 Centerpoint Energy, Inc. .....................       46,694
      400 Cleco Corp. ..................................        9,132
    5,950 CMS Energy Corp. .............................       60,155
    4,450 Consolidated Edison, Inc. ....................      173,238

Wilshire Mutual Funds
Dow Jones Wilshire 5000 Index                                  December 31, 2008
Schedule of Investments



   SHARES                                                   VALUE
   ------                                                   -----

UTILITIES -- 4.6% (CONTINUED)
    3,400 Constellation Energy Gr$up, Inc. .............       85,306
   10,840 Dominion Resources, Inc. .....................      388,506
    1,500 DPL, Inc. ....................................       34,260
    3,300 DTE Energy Co. ...............................      117,711
   20,882 Duke Energy Corp. ............................      313,439
    3,300 Dynegy, Inc., Class A + ......................        6,600
    4,450 Edison International .........................      142,934
    2,150 El Paso Electric Co. + .......................       38,894
      690 Energen Corp. ................................       20,238
    2,850 Entergy Corp. ................................      236,921
    5,400 Equitable Resources, Inc. ....................      181,170
   10,024 Exelon Corp. .................................      557,435
    6,100 FirstEnergy Corp. ............................      296,338
    5,110 FPL Group, Inc. ..............................      257,186
    2,805 Great Plains Energy, Inc. ....................       54,221
      750 Hawaiian Electric Industries, Inc. ...........       16,605
    1,900 Integrys Energy Group, Inc. ..................       81,662
    1,325 ITC Holdings Corp. ...........................       57,876
    2,125 MDU Resources Group, Inc. ....................       45,857
    1,325 Mirant Corp. + ...............................       25,003
      750 National Fuel Gas Co. ........................       23,497
    1,300 Nicor, Inc. ..................................       45,162
    3,215 NiSource, Inc. ...............................       35,269
    3,100 Northeast Utilities ..........................       74,586
    7,025 NRG Energy, Inc. + ...........................      163,893
    2,190 NSTAR ........................................       79,913
    2,150 NV Energy, Inc. ..............................       21,264
    1,100 OGE Energy Corp. .............................       28,358
    1,325 Oneok, Inc. ..................................       38,584
    2,650 Pepco Holdings, Inc. .........................       47,064
    4,550 PG&E Corp. ...................................      176,131
    1,700 Piedmont Natural Gas Co. .....................       53,839
    1,400 Pinnacle West Capital Corp. ..................       44,982
      700 PNM Resources, Inc. ..........................        7,056
    7,050 PPL Corp. ....................................      216,364
    4,691 Progress Energy, Inc. ........................      186,936
   10,050 Public Service Enterprise Group, Inc. ........      293,159
    3,800 Puget Energy, Inc. ...........................      103,626
    3,500 Questar Corp. ................................      114,415
    6,179 Reliant Energy, Inc. + .......................       35,715
    1,379 SCANA Corp. ..................................       49,092
    2,450 Sempra Energy ................................      104,443
   16,100 Southern Co. .................................      595,700
    2,172 Southern Union Co. ...........................       28,323
    1,300 Southwest Gas Corp. ..........................       32,786
      530 Southwest Water Co. ..........................        1,707
    3,700 TECO Energy, Inc. ............................       45,695
    1,300 UGI Corp. ....................................       31,746
      933 Vectren Corp. ................................       23,334
    2,450 Westar Energy, Inc. ..........................       50,249
      350 WGL Holdings, Inc. ...........................       11,441
    1,650 Wisconsin Energy Corp. .......................       69,267
    7,225 Xcel Energy, Inc. ............................      134,024
                                                         ------------
                                                            7,091,734
                                                         ------------
Total Common Stock (Cost $168,314,204)                    157,779,380
                                                         ------------
RIGHTS -- 0.0%
      900 Fresenius Kabi Pharmaceuticals Holding,
            Inc. .......................................          315
                                                         ------------

Total Rights (Cost $900)                                          315
                                                         ------------


   SHARES                                                   VALUE
   ------                                                   -----


PREFERRED STOCK -- 0.0%
HEALTH CARE -- 0.0%
        4 Inverness Medical Innovations, Inc. .......... $        490
                                                         ------------

Total Preferred Stock (Cost $1,147)                               490
                                                         ------------

Total Investments-- 102.1%
(Cost $168,316,251)                                       157,780,185
Other Assets & Liabilities, Net-- (2.1)%                   (3,276,914)
                                                         ------------
NET ASSETS-- 100.0%                                      $154,503,271
                                                         ============


+  Non-income producing security.
REIT--Real Estate Investment Trust

[GRAPHIC OMITTED]

             Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Wilshire Mutual Funds, Inc.:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Dow Jones Wilshire 5000 Index, (five of the funds constituting Wilshire Mutual Funds, Inc., hereafter referred to as the "Funds") as of December 31, 2008, and for the year then ended and have issued our unqualified report thereon dated March 2, 2009 (which report and financial statements are included in item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of the Funds' schedule of investments (the "Statement") as of December 31, 2008 appearing in Item 6 of this Form N-CSR. This Statement is the responsibility of the Funds' management. Our responsibility is to express an opinion on this Statement based on our audits.

In our opinion, the Statement referred to above, when read in conjunction with the financial statements of the Funds referred to above, presents fairly, in all material aspects, the information set forth therein.

/s/ PriceWaterhouseCoopers LLP
Philadelphia, Pennsylvania
March 2, 2009

ITEM 7 DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since the registrant last disclosed such procedures in the definitive proxy statement filed with the SEC on January 10, 2006.


ITEM 11.  CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

      (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

      (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act ( of 2002 are attached hereto.

      (a)(3) Not applicable.

      (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                      Wilshire Mutual Funds, Inc.


By (Signature and Title)*                         /s/ Lawrence E. Davanzo
                                                  ------------------------------
                                                  Lawrence E. Davanzo, President
                                                  (principal executive officer)

Date: March 11, 2009





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                         /s/ Lawrence E. Davanzo
                                                  ------------------------------
                                                  Lawrence E. Davanzo, President
                                                  (principal executive officer)


Date: March 11, 2009


By (Signature and Title)*                         /s/  Helen Thompson
                                                  ------------------------------
                                                  Helen Thompson, Treasurer
                                                  (principal financial officer)

Date: March 11, 2009

* Print the name and title of each signing officer under his or her signature.